GMO SERIES TRUST

GMO Benchmark-Free Allocation Series Fund

GMO Climate Change Series Fund

GMO Emerging Domestic Opportunities Series Fund

GMO Emerging Markets Series Fund

GMO Global Asset Allocation Series Fund

GMO International Developed Equity Allocation Series Fund

GMO International Equity Allocation Series Fund

GMO Quality Series Fund

GMO Resources Series Fund

40 Rowes Wharf

Boston, Massachusetts 02110

September 14, 2020

Dear Shareholder:

We cordially invite you to attend a joint special meeting of Shareholders of each series of GMO Series Trust (the “Trust”) listed above (each, a “Selling Fund”) on November 6, 2020 (the “Meeting”) to consider a proposal to approve an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Selling Fund will be reorganized with and into the corresponding series of GMO Trust (each, an “Acquiring Fund”) listed opposite the Selling Fund in the table below (each, a “Reorganization,” and together, the “Reorganizations”).

Series of the Trust (Selling Fund)	Series of GMO Trust (Acquiring Fund)
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund
GMO Climate Change Series Fund	GMO Climate Change Fund
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund
GMO Quality Series Fund	GMO Quality Fund
GMO Resources Series Fund	GMO Resources Fund

Pursuant to the proposed Agreement, each Selling Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (Class PS shares of a Selling Fund, if any, will be exchanged for Class I shares of the Acquiring Fund and Class R6 shares of a Selling Fund, if any, will be exchanged for Class R6 shares of the Acquiring Fund), and each Acquiring Fund will assume certain of the liabilities of the corresponding Selling Fund. Once a Reorganization is completed, shareholders of the relevant Selling Fund will hold shares of the corresponding Acquiring Fund. Each Selling Fund operates as a feeder fund and invests all or substantially all of its assets in the corresponding Acquiring Fund. In addition, each Selling Fund has the same investment objective and investment policies and substantially similar investment strategies and risks as its corresponding Acquiring Fund.

The enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) describes each Reorganization in detail. We ask you to read the enclosed information carefully and to submit your vote promptly.

After consideration and recommendation by Grantham, Mayo, Van Otterloo & Co. LLC, the Funds’ investment manager (“GMO”), the Board of Trustees of the Trust (the “Board”) has determined that each Reorganization is in the best interests of the relevant Selling Fund and is recommending that shareholders of each Selling Fund approve the Agreement. As shareholders of a Selling Fund, it is expected that you would benefit from your Selling Fund’s Reorganization because it would provide you with exposure to a potentially more efficient portfolio with a substantially similar investment strategy and either the same (in the case of Class PS shareholders) or lower (in the case of Class R6 shareholders) net total annual operating expense ratios. GMO will bear the costs of the proposed Reorganizations.

We realize that most shareholders will not attend the Meeting and vote their shares during the Meeting. However, the Selling Funds need your vote. You can vote by mail, telephone or over the Internet, as explained in the enclosed material. If you later decide to attend the Meeting, you may revoke your proxy by providing written notice to the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc. (“Broadridge”), at 51 Mercedes Way, Edgewood, NY 11717, or by attending the Meeting and casting your vote during the Meeting.

If you have questions about any of the proposals described in the Proxy Statement/Prospectus or about voting procedures, please call Broadridge toll free at (866) 612-8434. Your participation in this vote is extremely important.

Sincerely,

/s/ Douglas Charton
Douglas Charton
Vice President of GMO Series Trust

Your vote is important – please VOTE promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed prepaid envelope or vote by telephone or over the internet by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

GMO SERIES TRUST

GMO Benchmark-Free Allocation Series Fund

GMO Climate Change Series Fund

GMO Emerging Domestic Opportunities Series Fund

GMO Emerging Markets Series Fund

GMO Global Asset Allocation Series Fund

GMO International Developed Equity Allocation Series Fund

GMO International Equity Allocation Series Fund

GMO Quality Series Fund

GMO Resources Series Fund

COMBINED PROXY STATEMENT/PROSPECTUS

September 14, 2020

Below are answers to some commonly asked questions that are intended to help you understand the reorganization proposed for the above-listed funds (each, a “Selling Fund” and together, the “Selling Funds”). The proposals are described in detail in this combined proxy statement and prospectus (the “Proxy Statement/Prospectus”), which we encourage you to read in its entirety.

Q: Why are you sending me this information?

Mutual funds are required to obtain shareholder approval for certain kinds of changes, like the reorganizations proposed in the enclosed Proxy Statement/Prospectus. As a shareholder of one or more of the Selling Funds, you are being asked to vote on a reorganization involving your fund.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the selling fund will hold shares of the acquiring fund.

Q: Is my vote important?

Absolutely. While the board of trustees (the “Board,” and each member thereof, a “Trustee”) of each Selling Fund has reviewed its proposed reorganization and recommends that you approve it, these proposals cannot go forward without the approval of shareholders of the Selling Funds. A Selling Fund will continue to contact shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

Q: What are the proposals?

Shareholders are being asked to vote on the reorganization (a “Reorganization”) of each Selling Fund, each a series of GMO Series Trust (the “Trust”), into the corresponding series of GMO Trust in which such Selling Fund invests all or substantially all of its assets (each an “Acquiring Fund” and together, the “Acquiring Funds”), as noted in the table below. The Selling Funds and the Acquiring Funds are referred to individually or collectively as a “Fund” or the “Funds.”

Selling Fund	Acquiring Fund
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund
GMO Climate Change Series Fund	GMO Climate Change Fund
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund
GMO Quality Series Fund	GMO Quality Fund
GMO Resources Series Fund	GMO Resources Fund

The Boards of each Selling Fund and Acquiring Fund have approved an Agreement and Plan of Reorganization for the Funds, which provides for the transfer of all of the assets of each Selling Fund to its corresponding Acquiring Fund in exchange for the issuance of Acquiring Fund shares and the assumption of certain of the Selling Fund’s liabilities by the Acquiring Fund at a closing to be held as soon as practicable following approval of the Reorganization by shareholders of the Selling Fund at a joint special meeting of shareholders, or any adjournments or postponements thereof, and the satisfaction of all the other conditions to the Reorganization. Following the transfer, the Acquiring Fund shares will be distributed to shareholders of the Selling Fund and the Selling Fund will be terminated.

As a result of the Reorganization, each Class PS shareholder of the Selling Fund will receive full and fractional Class I shares of the corresponding Acquiring Fund, and each Class R6 shareholder of the Selling Fund will receive full and fractional Class R6 shares of the corresponding Acquiring Fund, in each case with the same aggregate net asset value as the aggregate net asset value of your Selling Fund shares at the time of the Reorganization.1 While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

We encourage you to read the full text of the enclosed Proxy Statement/Prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization.

Q: Why are proposals not involving my fund included in the Proxy Statement/Prospectus?

To reduce costs, proposals have been combined into one Proxy Statement/Prospectus. Accordingly, not all proposals may be applicable to each shareholder.

Q: Why are the Reorganizations being proposed?

Grantham, Mayo, Van Otterloo & Co. LLC, the Funds’ investment manager (“GMO”), proposed the Reorganizations to the Board in order to streamline the product offerings of the funds managed by GMO (the “GMO Funds”), so that management, distribution, and other resources can be focused more effectively on a smaller group of funds. The Reorganization of each Selling Fund into the corresponding Acquiring Fund will enable shareholders of each Selling Fund to invest in a more efficient portfolio while continuing to pursue a substantially similar investment strategy. As noted below, it is expected that following the proposed Reorganizations, the expenses borne by Selling Fund shareholders would be the same or lower than the expenses they currently bear.

Q: Are the Funds’ investment objectives, investment policies, principal investment strategies, and principal risks similar?

Yes. Each Selling Fund has the same investment objective and fundamental and non-fundamental investment policies as its corresponding Acquiring Fund. Because each Selling Fund invests all or substantially all of its assets in its corresponding Acquiring Fund, each Selling Fund also has substantially similar principal investment strategies and principal risks as the corresponding Acquiring Fund.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

No material changes to the options or services associated with your account are expected. For each Fund, GMO is the investment manager, Funds Distributor, LLC (“Funds Distributor”) is the principal underwriter, and State Street Bank and Trust Company (“State Street”) serves as custodian and transfer agent. GMO, Funds Distributor, and State Street are expected to continue providing substantially the same services for the Acquiring Funds after completion of the Reorganizations as they currently provide to the Acquiring Funds and Selling Funds.

Account-level features and options, such as dividend elections, automatic investment plans, automatic withdrawal plans, and cost basis reporting, may automatically carry over from accounts in each Selling Fund to accounts in the corresponding Acquiring Fund. Please contact your financial intermediary for additional information.

Q: Are there costs or tax consequences of the Reorganizations?

You will not pay any sales charges, commissions, or transaction fees in connection with the proposed Reorganizations. All expenses incurred by the Funds in connection with or arising out of the transactions contemplated by the Agreement and Plan of Reorganization will be borne by GMO, whether incurred before or after the date of the Reorganization. The expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization. The expenses of the Reorganization are estimated to be approximately $600,000 in the aggregate. Should any Reorganization fail to occur, GMO will bear all costs associated with that Reorganization.

1 Although each Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, as of the date of this Proxy Statement/Prospectus, there are no Class R4 shares or Class R5 shares outstanding, and Class R4 and Class R5 shares are expected to be terminated prior to the closing of the Reorganization.

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not, and the Selling Fund generally will not, recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section of the combined proxy statement/prospectus entitled “ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION—Tax Status of the Reorganizations.” Because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and may include any distributable, but not previously distributed, income and/or capital gains, prior to consummation of the Reorganization.

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

It is expected that, following the proposed Reorganizations, the expenses borne by Selling Fund shareholders would be the same as or lower than the expenses they currently bear. Following the proposed Reorganizations, the net total annual operating expense ratio experienced by Class R6 shareholders of each Selling Fund would be reduced by 0.05% (other than Emerging Markets Series Fund for which Class R6 shareholders will experience no change in their expense ratio), and the net total annual operating expense ratio experienced by Class PS shareholders of each Selling Fund would remain unchanged or be reduced. Furthermore, as described above, GMO, and not the Funds or their shareholders, would bear the costs of the proposed Reorganizations. The fees and expenses of each Selling Fund and Acquiring Fund, as well as the pro forma fees and expenses of each combined fund (assuming completion of the Reorganizations), are described in detail in the Proxy Statement/Prospectus under “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Fund-Specific Information.”

Q: If approved, when will the Reorganizations happen?

Each Reorganization will take place following its approval by shareholders of the applicable Selling Fund and is expected to close on or about November 18, 2020 if approval is obtained at the joint special meeting of shareholders to be held on November 6, 2020.

Q: What happens if a Reorganization is not approved by a Selling Fund’s shareholders?

A Reorganization will not be consummated unless approved by shareholders of the applicable Selling Fund. If a Reorganization is not approved, the applicable Selling Fund will continue as a separate series of the Trust, and its Board will consider what further actions, if any, may be in the best interests of such Selling Fund and its shareholders, including, possibly, re-proposing the Reorganization.

Q:  Is the approval or closing of a Reorganization conditioned on the approval or closing of one or more other Reorganizations?

No. Although each proposed Reorganization is subject to certain closing conditions that must be satisfied or waived in order for the Reorganization to be completed, the approval or closing of a proposed Reorganization is not conditioned on the approval or closing of any other Reorganization.

Q: How does my Board recommend that I vote?

After careful consideration, your Board recommends that you vote FOR the Reorganization of your Selling Fund.

Q: Who can vote on the proposal?

If you owned shares of a Selling Fund at the close of business on August 28, 2020, you are entitled to vote those shares in connection with the Selling Fund’s proposed Reorganization, even if you are no longer a shareholder of the Selling Fund.

Q: How can I vote?

You can vote in one of four ways:

•	By internet (log on to the website listed on your proxy card)

•	By telephone (call the toll free number listed on your proxy card)

•	By mail (using the enclosed postage prepaid envelope)

•	At the joint telephonic special meeting of shareholders scheduled to occur on November 6, 2020 at 10:00am Eastern time.

The deadline for voting by telephone or internet is 11:59pm Eastern time on November 5, 2020. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, internet or mail.

Q: How do I attend the Meeting on November 6, 2020?

You may join the Meeting beginning at 9:50am Eastern Time by dialing the toll-free number 1-877-668-4493 and, when prompted, using the password 1612369165##.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the Proxy Statement/Prospectus or about voting procedures, please call the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., toll free at (866) 612-8434. Shareholders of a Selling Fund for which a Reorganization is effected within 60 days following the completion of its fiscal year or half year may call GMO Shareholder Services at (617) 346-7646 or email Shareholder Services at shs@gmo.com to request a copy of the Selling Fund’s final report to shareholders for that period.

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

GMO SERIES TRUST

GMO Benchmark-Free Allocation Series Fund

GMO Climate Change Series Fund

GMO Emerging Domestic Opportunities Series Fund

GMO Emerging Markets Series Fund

GMO Global Asset Allocation Series Fund

GMO International Developed Equity Allocation Series Fund

GMO International Equity Allocation Series Fund

GMO Quality Series Fund

GMO Resources Series Fund

To be held November 6, 2020

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting of Shareholders to be Held on Friday, November 6, 2020: The Notice of Joint Special Meeting of Shareholders, Proxy Statement, Proxy Card, and Shareholder Reports are available on the GMO website at www.gmo.com.

A Joint Special Meeting of Shareholders (the “Meeting”) of each of the funds listed above (each, a “Selling Fund”) will be held at 10:00am Eastern time on November 6, 2020. You may join the Meeting beginning at 9:50am Eastern Time by dialing the toll-free number 1-877-668-4493 and, when prompted, using the password 1612369165##. At the Meeting, shareholders will consider, with respect to their Selling Fund:

The approval of the Agreement and Plan of Reorganization (the “Agreement”) by and among GMO Series Trust, on behalf of each Selling Fund indicated below, GMO Trust, on behalf of each of its series indicated below (each, an “Acquiring Fund”), and Grantham, Mayo, Van Otterloo & Co. LLC, pursuant to which each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Acquiring Fund, as indicated below, in exchange for shares of a corresponding class of the Acquiring Fund and the assumption by the Acquiring Fund of certain of the liabilities of the corresponding Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Shareholders of each Selling Fund will vote separately on the proposal, as shown below.

Selling Fund	Acquiring Fund	Proposal #
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund	1
GMO Climate Change Series Fund	GMO Climate Change Fund	2
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund	3
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund	4
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund	5
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund	6
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund	7
GMO Quality Series Fund	GMO Quality Fund	8
GMO Resources Series Fund	GMO Resources Fund	9

Please carefully read the enclosed combined proxy statement/prospectus, as it discusses these proposals in more detail. If you were a shareholder of a Selling Fund as of the close of business on the record date, which the Board has designated August 28, 2020, you may vote at the Meeting or at any adjournment or postponement of the Meeting. You are welcome to attend the Meeting in real time by telephone. If you cannot attend, please vote by mail, telephone, or internet by following the instructions on the enclosed proxy card. If you have questions, please call the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., toll free at (866) 612-8434. It is important that you vote. The Board of Trustees of each Selling Fund recommends that you vote FOR its Reorganization.

By order of the Boards of Trustees

/s/ Douglas Y Charton
Douglas Y Charton
Vice President of GMO Series Trust
September 14, 2020

Your vote is important – please VOTE promptly.

Shareholders are urged to sign and mail the enclosed proxy in the enclosed prepaid envelope or vote by telephone or over the internet by following the enclosed instructions. Your vote is important whether you own a few shares or many shares.

COMBINED PROXY STATEMENT/PROSPECTUS

Dated September 14, 2020

RELATING TO THE ACQUISITION OF THE ASSETS OF

GMO Benchmark-Free Allocation Series Fund

GMO Climate Change Series Fund

GMO Emerging Domestic Opportunities Series Fund

GMO Emerging Markets Series Fund

GMO Global Asset Allocation Series Fund

GMO International Developed Equity Allocation Series Fund

GMO International Equity Allocation Series Fund

GMO Quality Series Fund

GMO Resources Series Fund

BY AND IN EXCHANGE FOR SHARES OF

GMO Benchmark-Free Allocation Fund

GMO Climate Change Fund

GMO Emerging Domestic Opportunities Fund

GMO Emerging Markets Fund

GMO Global Asset Allocation Fund

GMO International Developed Equity Allocation Fund

GMO International Equity Allocation Fund

GMO Quality Fund

GMO Resources Fund

40 Rowes Wharf

Boston, Massachusetts 02110

1-617-346-7646

This document (the “Proxy Statement/Prospectus”) is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Acquiring Fund (as defined below). The address of each Selling Fund and each Acquiring Fund is c/o 40 Rowes Wharf, Boston, Massachusetts 02110. The telephone number for each Acquiring Fund and Selling Fund is (617) 346-7646. This Proxy Statement/Prospectus and the enclosed proxy card were first mailed to shareholders of each Selling Fund beginning on or about September 17, 2020. This Proxy Statement/Prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund, as indicated below. You should read this document carefully and retain it for future reference.

	Proposal	To be voted on by shareholders of:
1.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Benchmark-Free Allocation Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Benchmark-Free Allocation Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Benchmark-Free Allocation Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6
Class PS	☐	Class I

	Proposal	To be voted on by shareholders of:
2.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Climate Change Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Climate Change Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Climate Change Series Fund

Selling Fund		Acquiring Fund
Class PS	☐	Class I

	Proposal	To be voted on by shareholders of:
3.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Emerging Domestic Opportunities Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Emerging Domestic Opportunities Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Emerging Domestic Opportunities Series Fund

Selling Fund		Acquiring Fund
Class PS	☐	Class I

	Proposal	To be voted on by shareholders of:
4.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Emerging Markets Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Emerging Markets Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Emerging Markets Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6
Class PS	☐	Class I

	Proposal	To be voted on by shareholders of:
5.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Global Asset Allocation Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Global Asset Allocation Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Global Asset Allocation Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6
Class PS	☐	Class I

	Proposal	To be voted on by shareholders of:
6.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO International Developed Equity Allocation Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO International Developed Equity Allocation Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO International Developed Equity Allocation Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6

	Proposal	To be voted on by shareholders of:
7.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO International Equity Allocation Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO International Equity Allocation Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO International Equity Allocation Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6

	Proposal	To be voted on by shareholders of:
8.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Quality Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Quality Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Quality Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6
Class PS	☐	Class I

	Proposal	To be voted on by shareholders of:
9.	To approve an Agreement and Plan of Reorganization by and among GMO Series Trust (the “Selling Trust”), on behalf of GMO Resources Series Fund (a “Selling Fund”) and certain other of its series, GMO Trust (the “Acquiring Trust”), on behalf of GMO Resources Fund (an “Acquiring Fund”) and certain other of its series, and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager of each Selling Fund and Acquiring Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Acquiring Fund in exchange for shares of the corresponding class of the Acquiring Fund (as indicated below) and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund. Shares of each class of the Acquiring Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	GMO Resources Series Fund

Selling Fund		Acquiring Fund
Class R6	☐	Class R6
Class PS	☐	Class I

Each proposal will be considered by shareholders who owned shares of the applicable Selling Fund on August 28, 2020 at a joint special telephonic meeting of shareholders (the “Meeting”) that will be held at 10:00am Eastern time on November 6, 2020. You may join the Meeting beginning at 9:50am Eastern Time by dialing the toll-free number 1-877-668-4493 and, when prompted, using the password 1612369165##. You may also dial 1-650-479-3208 and, when prompted, use the password 1612369165##. Each of the Selling Funds and the Acquiring Funds (each a “Fund” and collectively, the “Funds”) is a series of a registered open-end management investment company.

Although the Selling Trust’s Board of Trustees recommends that shareholders of each Selling Fund approve its reorganization into the corresponding Acquiring Fund (each a “Reorganization”), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of a second Selling Fund do not approve the second Selling Fund’s Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this Proxy Statement/Prospectus. If shareholders of any Selling Fund fail to approve its Reorganization, the Selling Trust’s Board of Trustees will consider what other actions, if any, may be in the best interests of such Selling Fund and its shareholders, including, possibly, re-proposing the Reorganization.

How Each Reorganization Will Work

•	Each Selling Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of such Acquiring Fund (“Merger Shares”) and the assumption by the corresponding Acquiring Fund of the Selling Fund’s liabilities.

•	Each Acquiring Fund will issue Merger Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Merger Shares of each class of each Acquiring Fund will be distributed to the shareholders of the corresponding class of such corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. Holders of Class R6 shares of a Selling Fund, if any, will receive Class R6 shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class R6 shares at the time of the Reorganization. Holders of Class PS shares of a Selling Fund, if any, will receive Class I shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class PS shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ (based upon the net asset value per share of the class of shares you receive).

•	GMO has contractually agreed to bear all costs incurred by the Funds in connection with or arising out of the proposed Reorganizations.

•	Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not, and the Selling Fund generally will not, recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION—Tax Status of the Reorganizations.”

•	As part of the Reorganization of your Selling Fund, systematic transactions (such as automatic investment plans and automatic withdrawal plans) currently set up for your Selling Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charges, commissions, or transaction fees in connection with acquiring Merger Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Acquiring Fund, and the Selling Fund will be terminated and will cease to operate as a series of a registered investment company.

Where to Get More Information

The statement of additional information relating to the proposed Reorganizations, dated September 14, 2020 (the “Reorganization SAI”) and the other documents identified below have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Proxy Statement/Prospectus by reference:

GMO Series Trust (SEC file nos. 811-22564 and 333-174627)

•	the prospectus of each Selling Fund, dated June 30, 2020, as supplemented to date (the “Selling Fund Prospectus”);

•	the Statement of Additional Information of each Selling Fund, dated June 30, 2020, as supplemented to date (the “Selling Fund SAI”); and

GMO Trust (SEC file nos. 811-22564 and 333-174627)

•	the Statement of Additional Information of each Acquiring Fund, dated June 30, 2020, as supplemented to date (the “Acquiring Fund SAI”); and

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Selling Fund’s proxy solicitor, Broadridge Financial Solutions, Inc., toll free at (866) 612-8434, or submit a written request to the proxy solicitor at 51 Mercedes Way, Edgewood, NY 11717.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials, and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

The SECURITIES AND EXCHANGE COMMISSION has not approved or disapproved these securities or passed upon the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

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SUMMARY

This Proxy Statement/Prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders (the “Meeting”). At that Meeting, shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the Reorganization of their Selling Fund into the corresponding Acquiring Fund.

The following is a summary. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Proxy Statement/Prospectus, the Agreement, and the other documents referred to herein. You should carefully read the entire Proxy Statement/Prospectus and the appendices, as they contain details that are not included in this summary.

Proposed Reorganizations

The Agreement, which provides for the Reorganization of each Selling Fund into the corresponding Acquiring Fund, was considered and approved (i) by the Acquiring Trust’s Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Acquiring Funds, at a meeting held on July 30, 2020 and (ii) by the Selling Trust’s Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”) of the Selling Funds, at a meeting held on July 31, 2020. As a result of the Reorganizations:

•	Each Selling Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for Merger Shares and the assumption by the corresponding Acquiring Fund of certain of the Selling Fund’s liabilities.

•	Each Acquiring Fund will issue Merger Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Merger Shares of each class of each Acquiring Fund will be distributed to the shareholders of the corresponding class of such corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. Holders of Class R6 shares of a Selling Fund, if any, will receive Class R6 shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class R6 shares at the time of the Reorganization. Holders of Class PS shares of a Selling Fund, if any, will receive Class I shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class PS shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ (based upon the net asset value per share of the class of shares you receive).

•	GMO has contractually agreed to bear all costs incurred by the Funds in connection with or arising out of the proposed Reorganizations.

•	Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not, and the Selling Fund generally will not, recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION—Tax Status of the Reorganizations.”

•	As part of the Reorganization of your Selling Fund, systematic transactions (such as automatic investment plans and automatic withdrawal plans) currently set up for your Selling Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charges, commissions, or transaction fees in connection with acquiring Merger Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Acquiring Fund, and the Selling Fund will be terminated and will cease to operate as a series of a registered investment company.

The completion of each Reorganization is subject to certain conditions described in the Agreement, including approval by shareholders of the relevant Selling Fund. For the reasons set forth below in “Additional Information about Each Reorganization – Reasons for the Proposed Reorganizations and Board Deliberations,” the Selling Trust’s Board of Trustees, including the Independent Trustees, have concluded that each Reorganization would be in the best interests of the relevant Selling Fund and its shareholders, and that the interests of each Selling Fund’s shareholders would not be diluted as a result of its Reorganization.

The Board of each Selling Fund unanimously recommends that shareholders of that Selling Fund approve the proposed Agreement.

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Under the 1940 Act, approval of the Agreement with respect to each Selling Fund requires the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Selling Fund. If shareholders of a Selling Fund approve the Agreement (and subject to the satisfaction of other conditions to closing set forth in the Agreement), it is anticipated that the Reorganization of that Selling Fund would occur in November 2020. If the Agreement is not approved for a Selling Fund, the Selling Trust’s Board of Trustees will consider what further actions, if any, may be in the best interests of such Selling Fund and its shareholders, including, possibly, re-proposing the Reorganization. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

Costs of the Reorganization

As stated above, all expenses incurred by the Funds in connection with or arising out of the transactions contemplated by this Agreement will be borne by GMO whether incurred before or after the date of the Reorganization. The expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization. The expenses of the Reorganization are estimated to be approximately $600,000 in the aggregate. Should any Reorganization fail to occur, GMO will bear all costs associated with that Reorganization.

Tax Consequences

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Selling Fund and the corresponding Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will be tax-free, as described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION—Tax Status of the Reorganizations.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized for U.S. federal income tax purposes by any Selling Fund or its shareholders as a direct result of its Reorganization. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable to shareholders that hold their shares in taxable accounts, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Selling Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

The Selling Fund shareholders’ aggregate tax basis in the Merger Shares is expected to carry over from the shareholders’ Selling Fund shares, and the Selling Fund shareholders’ holding period in the Merger Shares is expected to include the shareholders’ holding period in the Selling Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION—Tax Status of the Reorganizations.”

Investment Objectives, Policies, Strategies, and Principal Risks

Each Selling Fund and the corresponding Acquiring Fund:

•	Have the same investment objectives.

•	Have the same fundamental and non-fundamental investment policies.

•	Have substantially similar principal investment strategies. In addition, each Selling Fund’s principal investment strategy involves the investment of all or substantially all of its assets in shares of the corresponding Acquiring Fund.

•	Have substantially similar principal risks.

The investment objectives, investment policies, principal investment strategies, and principal risks of each Acquiring Fund are not expected to change after completion of its Reorganization.

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Investment Objectives

Each Selling Fund and its corresponding Acquiring Fund have the same investment objective. For additional information regarding the investment objectives of the Selling Funds and the Acquiring Funds, please see “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Investment Objectives” below.

Investment Policies

Each Selling Fund and its corresponding Acquiring Fund have the same fundamental and non-fundamental investment policies. A “fundamental” investment policy is one that may not be changed without shareholder approval. Each Acquiring Fund’s investment policies are described under “INVESTMENT RESTRICTIONS” in Appendix B. For additional information regarding the investment policies of the Selling Funds and the Acquiring Funds, please see “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Investment Policies” below.

Investment Strategies

Each Selling Fund and its corresponding Acquiring Fund have substantially similar investment strategies, which are described under “Principal Investment Strategies” in Appendix B. The primary difference between the principal investment strategies of a Selling Fund and those of its corresponding Acquiring Fund is that, as a principal investment strategy, each Selling Fund invests all or substantially all of its assets in shares of the corresponding Acquiring Fund. As a result, each Selling Fund implements its principal investment strategies indirectly by investing through the Acquiring Fund, and each Acquiring Fund implements its principal investment strategies directly by investing primarily in shares of other funds managed by GMO or in securities and other instruments. For additional information regarding the principal investment strategies of the Selling Funds and the Acquiring Funds, please see “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Principal Investment Strategies” below.

Principal Risks

As discussed above, each Selling Fund and its corresponding Acquiring Fund have the same investment objective and policies and substantially similar investment strategies, and each Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund. As a result, the principal risks associated with investments in a Selling Fund and its corresponding Acquiring Fund are substantially similar.

Each Selling Fund is indirectly exposed to all of the risks of an investment in the Acquiring Fund and the underlying funds in which the Acquiring Fund invests, including the risk that the Acquiring Fund and those underlying funds will not perform as expected. Because the Selling Fund bears the fees and expenses of the Acquiring Fund and the underlying funds in which the Acquiring Fund invests, the increase in fees and expenses of an underlying fund or a reallocation of the Acquiring Fund’s investments to underlying funds with higher fees or expenses will increase the Selling Fund’s total expenses.

In addition to the risks to which the Selling Fund is exposed through its investment in the Acquiring Fund, the Selling Fund is subject to the risk that cash flows into or out of the Selling Fund will cause its performance to diverge from that of the Acquiring Fund.

For additional information regarding the principal risks of the Selling Funds and the Acquiring Funds, please see “COMPARISON OF PRINCIPAL RISKS” below.

Fees and Expenses

Each Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund and therefore indirectly bears the fees and expenses of the class of shares of the Acquiring Fund in which it invests. For example, each Acquiring Fund directly or indirectly through investment in underlying funds bears both a management fee and a class-specific shareholder service fee, if any, for each class of shares. Each Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by the class of the Acquiring Fund in which it invests. Each Selling Fund also indirectly bears the net expenses borne by its corresponding Acquiring Fund as a result of the Acquiring Fund’s investment in underlying funds, if any.

Class R6 shares of each Selling Fund experience total annual fund operating expenses after fee waivers and expense reimbursements (“net total operating expenses”) that are 0.05% higher (as a percentage of average net assets attributable to those shares) than those of Class R6 shares of the corresponding Acquiring Fund (except for Emerging Markets Series Fund for which Class R6 shares have the same expense ratio). The difference in the net total operating expenses is attributable to the fact that Class R6 shares of each Selling Fund pay GMO an administration fee at an annual rate of 0.05% (after giving effect to contractual expense limitations) and that Class R6 shares of each Acquiring Fund do not pay an administration fee. As a result of the Reorganization, Class R6 shareholders of each Selling Fund (except Emerging Markets Series Fund, as noted above) are expected to experience a 0.05% decrease in their net total operating expenses as Class R6 shareholders of the corresponding Acquiring Fund.

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Class PS shares of each Selling Fund experience net total operating expenses that are the same as or higher than (as a percentage of average net assets attributable to those shares) those of Class I shares of the corresponding Acquiring Fund. Class PS shares of each Selling Fund pay GMO an administration fee at an annual rate of 0.10% (after giving effect to contractual expense limitations). Although Class I shares of each Acquiring Fund do not pay an administration fee, they do bear other expenses that include payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders up to an annual rate of 0.10% (after giving effect to contractual expense limitations). As a result of the Reorganization, Class PS shareholders of each Selling Fund are expected to experience the same or lower net total operating expenses as Class I shareholders of the corresponding Acquiring Fund.

For additional information regarding the fees and expenses of the Selling Funds and the Acquiring Funds, please see “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Fees and Expenses” below.

Performance

Because each Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, a Selling Fund would have substantially similar annual returns to those of the corresponding Acquiring Fund. A Selling Fund’s annual returns would differ from those of the corresponding Acquiring Fund to the extent that the Funds bear different expenses. Also, as noted above, each Selling Fund is subject to the risk that cash flows into or out of the Selling Fund will cause its performance to diverge from that of the corresponding Acquiring Fund.

Performance information for each Selling Fund and its corresponding Acquiring Fund is located under “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Performance” below.

Management of the Funds

Investment Manager

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, is the investment manager for each Fund. GMO provides management and shareholder servicing and supplemental support to the Acquiring Funds and management and administrative services to the Selling Funds. Subject to the oversight of the applicable Trustees, GMO establishes, implements, and modifies when it deems appropriate the investment strategies of the Funds. In addition to managing the Funds’ investment portfolios and, in the case of the Acquiring Funds, providing shareholder services and supplemental support to the Funds, GMO administers the Funds’ business affairs. Each Acquiring Fund directly or indirectly (through investments in other series of GMO Trust managed by GMO) pays a management fee to GMO for the services rendered, and each Selling Fund pays no management fee to GMO and instead indirectly bears a proportionate share of the management fee paid by the corresponding Acquiring Fund in which it invests all or substantially all of its assets. For more information regarding the terms of GMO’s management contracts with respect to the Selling Funds and the Acquiring Funds, please see “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Management of the Funds” below.

Class R6 and Class I shares of the Acquiring Funds pay GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. The Selling Funds do not pay GMO a fee for shareholder services, but, as a shareholder of the corresponding Acquiring Fund, each Selling Fund bears a pro rata portion of such Acquiring Fund’s expenses.

Class R6 and Class PS shares of the Selling Funds pay GMO an administration fee at a maximum annual rate of 0.20% of that Fund’s average daily net assets, which are subject to reduction to an annual rate of 0.05% in the case of Class R6 shares and to an annual rate of 0.10% in the case of Class PS shares pursuant to contractual expense limitations. The administrative services provided by GMO in return for the administration fee, and the contractual expense limitations applicable to such fee, are described under “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Management of the Funds” below. Class R6 and Class I shares of the Acquiring Funds do not bear administration fees.

The same Investment Team and Senior Member(s) of GMO that are primarily responsible for the portfolio management of each Selling Fund are also primarily responsible for the portfolio management of the corresponding Acquiring Fund. The Investment Team and Senior Member(s) for each Fund are set forth under “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Fund-Specific Information” below.

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GMO is expected to continue providing substantially the same services for the Acquiring Funds after completion of the Reorganizations as it currently provides to the Acquiring Funds and Selling Funds.

Trustees and Officers

Each Selling Fund is overseen by the Selling Trust’s Board of Trustees, which is comprised of the following Trustees: Maria D. Furman, Sandra Whiston, and Jonathan Feigelson. Each Acquiring Fund is overseen by the Acquiring Trust’s Board of Trustees, which is comprised of the following Trustees: Donald W. Glazer, Peter Tufano, Paul Braverman, and Jonathan Feigelson. Mr. Feigelson is an interested Trustee of both the Selling Trust and the Acquiring Trust by virtue of the positions he maintains with each Trust and with GMO. Additional information about each Trustee of the Selling Trust and the Acquiring Trust, including information about their experience, qualifications, attributes, and skills for board membership, is provided in the Selling Fund SAI and Acquiring Fund SAI, respectively, which are available upon request.

The officers of the Selling Trust and the Acquiring Trust, which are substantially similar, are set forth under “COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Management of the Funds—Officers.” Additional information about each officer of the Selling Trust and the Acquiring Trust is provided in the Selling Fund SAI and Acquiring Fund SAI, respectively, which are available upon request.

Distribution Arrangements

Shares of each Fund are sold on a continuous basis by Funds Distributor, LLC (“Funds Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, the distributor for each Fund. Class R6 and Class PS shares of each Selling Fund and Class R6 and Class I shares of each Acquiring Fund are sold at net asset value per share, with no sales charges. None of Class R6 and Class PS shares of the Selling Funds or Class R6 and Class I shares of the Acquiring Funds pay distribution and service (12b-1) fees. Funds Distributor is expected to continue providing substantially the same services for the Acquiring Funds after completion of the Reorganizations as it currently provides to the Acquiring Funds and Selling Funds.

You will not be charged any sales charges, commissions, or transactions fees in connection with the Reorganizations.

Purchase and Sale of Fund Shares

In general, shareholders may purchase or redeem shares of a Fund on days when the New York Stock Exchange (“NYSE”) is open for business and when markets in which the Fund has significant investment exposure are open for business.

The Funds operate under substantially similar purchase procedures, which require a shareholder or financial intermediary to submit a completed purchase order to the Selling Trust or Acquiring Trust (each, a “Trust”), as the case may be, or its agent. Investors who have entered into agreements with the relevant Trust can submit purchase orders through the National Securities Clearing Corporation (“NSCC”). Shareholders of record also can submit completed purchase order forms by mail, facsimile, or other form of communication pre-approved by the relevant Trust. If a purchase order is received in good order by the relevant Trust or its agent, together with payment in full, prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (the “Cut-off Time”) on that date, the purchase price for the Fund shares to be purchased will be the net asset value per share of the class of Fund shares being purchased determined on that day. If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased will be the net asset value per share of the class of Fund shares to be purchased determined on the next business day that the NYSE is open. Purchase orders received on days when a Fund does not determine its net asset value (“NAV”) will not be accepted until the next day on which the Fund’s NAV is determined. In the case of each Selling Fund, there is no minimum initial investment for retirement plan participants and similar investors purchasing shares of the Fund through an intermediary. The minimum initial investment for shareholders of record that establish an omnibus account with a Selling Fund is $10 million, but that amount may be waived or reduced at the discretion of GMO. No minimum initial investment is required to purchase Class R6 or Class I shares of an Acquiring Fund. There is no minimum subsequent investment for shareholders of the Selling Funds or Acquiring Funds.

The Funds also operate under substantially similar redemption procedures, which require a shareholder or financial intermediary to submit a completed redemption order to the relevant Trust or its agent. Investors that have entered into agreements with the relevant Trust may redeem shares through the NSCC. Redemption orders also can be submitted by a record holder of a Fund’s shares by mail, facsimile, or other form of communication pre-approved by the relevant Trust. If a redemption order is received in good order by the Trust or its agent before the Cut-off Time, the redemption price for the Fund shares being redeemed will be the net asset value per share of the class of Fund shares being redeemed determined on that day. Redemption orders received on days when a Fund does not determine its NAV will not be accepted until the next day on which the Fund’s NAV is determined. If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed will be the net asset value per share determined on the next day on which the Fund’s NAV is determined, in the case of a Selling Fund, or the next business day that the NYSE is open, in the case of an Acquiring Fund. The Funds typically expect to make a redemption payment on the first business day following the day on which a redemption request is received in good order prior to the Cut-off Time, regardless of the method used to make the payment (e.g., by check, wire, or automated clearing house). In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in assets (selected by GMO) other than cash.

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For additional information about the purchase and redemption policies of the Acquiring Funds, see “How to Purchase Shares” and “How to Redeem Shares” in Appendix B.

Exchange Privileges and Conversion Rights

Shareholders of a Selling Fund may be able to exchange shares of their Selling Fund for the same class of shares of another Selling Fund if they satisfy eligibility requirements for the other Selling Fund, if any. If a shareholder exchanges shares of a Selling Fund for shares of another Selling Fund, the transaction will be based on the respective net asset value of each Fund as of the trade date for the exchange.  Shareholders of Class R6 and Class I shares of an Acquiring Fund do not currently have exchange privileges.

Shareholders of a Selling Fund may be able to convert between the different classes of shares of that Selling Fund if they satisfy eligibility requirements for the other class, if any. If a shareholder converts from one share class to another share class of a Selling Fund, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Shareholders of Class I shares of an Acquiring Fund may be able to convert their Class I shares for Class R6 shares of the same Fund if the financial intermediary through which they maintain their account no longer charges fees for sub-transfer agency, recordkeeping, and other administrative services provided to holders of Class R6 shares of the same Fund. Shareholders of Class R6 and Class I shares of an Acquiring Fund are not otherwise eligible to convert their shares for any other class of shares.

COMPARISON OF PRINCIPAL RISKS

As discussed above, each Selling Fund and its corresponding Acquiring Fund have the same investment objective and policies and substantially similar investment strategies. As a result, the principal risks associated with investments in a Selling Fund and the corresponding Acquiring Fund are substantially similar. The following chart identifies the principal risks associated with each Acquiring Fund. Risks not marked for a particular Acquiring Fund may, however, still apply to some extent to that Acquiring Fund at various times. Each of these risks is summarized below and is described in greater detail under “DESCRIPTION OF PRINCIPAL RISKS” in Appendix B.

	GMO Benchmark- Free Allocation Fund	GMO Climate Change Fund	GMO Emerging Domestic Opportunities Fund	GMO Emerging Markets Fund	GMO Global Asset Allocation Fund	GMO International Developed Equity Allocation Fund	GMO International Equity Allocation Fund	GMO Quality Fund	GMO Resources Fund
Commodities Risk	∙	∙			∙				∙
Counterparty Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Credit Risk	∙		∙		∙	∙	∙
Currency Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Derivatives and Short Sales Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Focused Investment Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Fund of Funds Risk	∙		∙	∙	∙	∙	∙
Futures Contract Risk	∙				∙
Illiquidity Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Large Shareholder Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Leveraging Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Management and Operational Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Market Disruption and Geopolitical Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Market Risk – Asset-Backed Securities	∙				∙
Market Risk – Equities	∙	∙	∙	∙	∙	∙	∙	∙	∙
Market Risk – Fixed Income	∙		∙		∙	∙	∙
Merger Arbitrage Risk	∙	∙							∙
Non-Diversified Funds	∙	∙	∙	∙	∙	∙	∙	∙	∙
Non-U.S. Investment Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙
Smaller Company Risk	∙	∙	∙	∙	∙	∙	∙	∙	∙

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• Commodities Risk (All Funds with Commodities Risk except GMO Resources Fund) – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

• Commodities Risk (GMO Resources Fund only) – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments.

• Counterparty Risk (All Funds with Counterparty Risk) – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

• Credit Risk (All Funds with Credit Risk except GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, and GMO Emerging Domestic Opportunities Fund) – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or in anticipation of such failure.

• Credit Risk (GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, and GMO Emerging Domestic Opportunities Fund only) – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

• Currency Risk (All Funds with Currency Risk) – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

• Derivatives and Short Sales Risk (All Funds with Derivatives and Short Sales Risk) – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by selling securities short (in the case of GMO Benchmark-Free Allocation Fund only) or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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• Focused Investment Risk (GMO Benchmark-Free Allocation Fund and GMO Global Asset Allocation Fund only) – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

• Focused Investment Risk (GMO Climate Change only) – Because the Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cutbacks on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

• Focused Investment Risk (GMO Emerging Domestic Opportunities Fund only) – The Fund’s investments in companies whose prospects are linked to the internal development and growth of a particular emerging market country create additional risk because the performance of those companies is likely to be highly correlated. In addition, Investments focused in asset classes, industries, sectors, issuers, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

• Focused Investment Risk (GMO Emerging Markets Fund only) – Investments focused in asset classes, industries, sectors, issuers, currencies, countries and regions (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

• Focused Investment Risk (GMO International Developed Equity Allocation Fund, and GMO International Equity Allocation Fund only) – Investments focused in asset classes, countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

• Focused Investment Risk (GMO Quality Fund only) – Investments focused in asset classes, countries, regions, sectors, industries, currencies or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. The Fund invests in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

• Focused Investment Risk (GMO Resources Fund only) – Because the Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

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• Fund of Funds Risk (GMO Benchmark-Free Allocation Fund only) – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• Fund of Funds Risk (GMO Emerging Domestic Opportunities Fund and GMO Emerging Markets Fund only) – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

• Fund of Funds Risk (All Funds with Fund of Funds Risk except GMO Benchmark-Free Opportunities Fund, GMO Emerging Domestic Opportunities Fund, and GMO Emerging Markets Fund) – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

• Futures Contracts Risk (All Funds with Futures Contracts Risk) – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

• Illiquidity Risk All Funds with Illiquidity Risk) – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund, as applicable, from selling particular securities or closing derivative positions at desirable prices.

• Leveraging Risk (All Funds with Leverage Risk) – The use of derivatives, short sales (in the case of GMO Benchmark-Free Allocation Fund only), and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

• Large Shareholder Risk (All Funds with Large Shareholder Risk) – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), in each case, as applicable, the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

• Management and Operational Risk (All Funds with Management and Operational Risk) – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results (including, in the case of GMO Benchmark-Free Allocation Fund, annualized returns and annualized volatility). In addition, GMO Benchmark-Free Allocation Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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• Market Disruption and Geopolitical Risk (All Funds with Market Disruption and Geopolitical Risk) – Geopolitical and other events (e.g., wars, pandemics, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

• Market Risk – Asset-Backed Securities (All Funds with Market Risk – Asset-Backed Securities) – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

• Market Risk – Equities (All Funds with Market Risk - Equities) – The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund or an underlying fund, as applicable, purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The Fund or an underlying fund, as applicable, also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• Market Risk – Fixed Income (All Funds with Market Risk – Fixed Income) – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

• Merger Arbitrage Risk (All Funds with Merger Arbitrage Risk) – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

• Non-U.S. Investment Risk (All Funds with Non-U.S. Investment Risk) – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties in obtaining and enforcing legal judgments) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities, and often are more volatile than the economies of developed countries.

• Smaller Company Risk (All Funds with Smaller Company Risk) – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Each Selling Fund is indirectly exposed to all of the risks of an investment in the corresponding Acquiring Fund and the underlying funds in which the Acquiring Fund invests, including the risk that the Acquiring Fund and those underlying funds will not perform as expected. Because each Selling Fund bears the fees and expenses of the corresponding Acquiring Fund and the underlying funds in which that Acquiring Fund invests, the increase in fees and expenses of an underlying fund or a reallocation of the Acquiring Fund’s investments to underlying funds with higher fees or expenses will increase the Selling Fund’s total expenses.

In addition to the risks to which each Selling Fund is exposed through its investment in the corresponding Acquiring Fund, the Selling Fund is subject to the risk that cash flows into or out of the Selling Fund will cause its performance to diverge from that of the Acquiring Fund.

OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND

For each Reorganization, additional comparative information regarding each Selling Fund and corresponding Acquiring Fund, including information with respect to the Funds’ investment objectives, investment policies, principal investment strategies, principal risks, management, and performance, is provided below.

Each Selling Fund and the corresponding Acquiring Fund:

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust.

•	Have the same investment objectives.

•	Have the same fundamental and non-fundamental investment policies.

•	Have substantially similar principal investment strategies. In addition, as a principal investment strategy, the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund.

•	Have substantially similar principal risks.

•	Have GMO as investment manager.

•	Have the same Investment Team and Senior Members of GMO with primary responsibility for the management of their portfolios.

•	Have substantially similar policies for purchasing and redeeming shares, as described under “SUMMARY—Purchase and Sale of Fund Shares” above. Please see “How to Purchase Shares” and “How to Redeem Shares” in Appendix B for a description of these policies for the Acquiring Fund.

•	Have different exchange privileges and conversion rights, as described under “SUMMARY—Exchange Privileges and Conversion Rights.”

In addition, Class R6 shares of each Selling Fund experience total annual fund operating expenses after fee waivers and expense reimbursements (“net total operating expenses”) that are 0.05% higher (as a percentage of average net assets attributable to those shares) than those of Class R6 shares of the corresponding Acquiring Fund (other than Emerging Markets Series Fund for which Class R6 shareholders will experience no change in their expense ratio). Class PS shares of each Selling Fund experience net total operating expenses that are the same as or higher than (as a percentage of average net assets attributable to those shares) those of Class I shares of the corresponding Acquiring Fund.

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Investment Objectives

Each Selling Fund and its corresponding Acquiring Fund have the same investment objective, as set forth below. Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Selling Fund	Acquiring Fund	Investment Objective
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund	Positive total return.
GMO Climate Change Series Fund	GMO Climate Change Fund	High total return.
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund	Total return.
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund	Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund	Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO consisting of 65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index.
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund	Total return greater than that of its benchmark, the MSCI EAFE Index.
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund	Total return greater than that of its benchmark, the MSCI ACWI ex USA.
GMO Quality Series Fund	GMO Quality Fund	Total return.
GMO Resources Series Fund	GMO Resources Fund	Total return.

Investment Policies

Each Selling Fund and its corresponding Acquiring Funds have the same fundamental and non-fundamental investment policies, which are not expected to change in connection with the Reorganizations. The management of the combined fund in accordance with the fundamental investment policies of the Acquiring Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined fund will be managed. A “fundamental” investment policy is one that may not be changed without shareholder approval. The Acquiring Funds’ fundamental and non-fundamental policies are provided under “INVESTMENT RESTRICTIONS” in Appendix B.

Fees and Expenses

Each Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund and therefore indirectly bears the fees and expenses of the class of shares of the Acquiring Fund in which it invests. As stated above, Class R6 shares of each Selling Fund other than Emerging Markets Series Fund experience net total operating expenses that are 0.05% higher (as a percentage of average net assets attributable to those shares) than those of Class R6 shares of the corresponding Acquiring Fund, and Class PS shares of each Selling Fund experience net total operating expenses that are the same as or higher than (as a percentage of average net assets attributable to those shares) those of Class I shares of the corresponding Acquiring Fund.

Additional information is provided under “Fund-Specific Information” in this section regarding each Fund’s operating expenses for its most recently completed fiscal year and pro forma operating expenses for each Acquiring Fund assuming completion of its Reorganization with the corresponding Selling Fund (each, a “Combined Fund”). The annual fund operating expense ratios shown below are based on expenses incurred during each Fund’s most recently completed fiscal year, adjusted to reflect current and expected fees, as more fully described below, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. Pro forma expense ratios for each Combined Fund assume that the applicable Reorganization occurred as of March 1, 2019 (the beginning of the twelve-month period ending February 29, 2020) and are based on the average net assets of each Acquiring Fund and the corresponding Selling Fund for the twelve months ended February 29, 2020, in each case adjusted to reflect current and expected fees. Pro forma expense ratios are estimated, and therefore, actual expenses may vary from the amounts provided in the tables below. As of the date of this Proxy Statement/Prospectus, each Fund’s net assets may be lower or higher than the Fund’s average net assets over such period (or on such date). In general, a Fund’s annual operating expense ratios will increase as the Fund’s assets decrease and will decrease as the Fund’s assets increase. Accordingly, each Fund’s annual operating expense ratios, if adjusted based on net assets as of the date of this Proxy Statement/Prospectus, could be higher or lower than those shown in the tables below. The commitment by GMO to waive fees and/or to reimburse expenses for an Acquiring Fund, if applicable and as noted below, may limit the effect that any decrease in the applicable Acquiring Fund’s net assets will have on its annual net operating expense ratios in the current fiscal year.

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The amounts listed under “Other expenses” in each “Annual Fund operating expenses” table included below generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 29, 2020. A Fund may invest in other GMO Funds as well as exchange-traded funds (ETFs) and other pooled investment vehicles (collectively, the “acquired funds”), and the indirect net expenses associated with a Fund’s investment (if any) in acquired funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in acquired funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses generally are based on expenses incurred by the Fund for the fiscal year ended February 29, 2020, and actual indirect expenses will vary depending on the particular acquired funds in which the Fund invests.

The Selling Funds and Acquiring Funds have contractual fee waiver and/or expense reimbursement arrangements, which are reflected in the tables shown under “Fund-Specific Information” in this section and described in the footnotes to those tables. For more information, see “Management of the Funds—Expense Reimbursements” in this section, as well as the applicable Fund’s prospectus.

The fees and expenses below exclude one-time costs of the Reorganizations. GMO has contractually agreed to bear all costs incurred by the Funds in connection with or arising out of the proposed Reorganizations. If a Reorganization is not consummated, GMO or its affiliates will bear the costs associated with that Reorganization.

Principal Investment Strategies

Because each Selling Fund invests all or all or substantially all of its assets in shares of the corresponding Acquiring Fund, each Selling Fund’s principal investment strategies are substantially similar to those of the corresponding Acquiring Fund. The primary difference between the principal investment strategies of a Selling Fund and those of its corresponding Acquiring Fund is that, as a principal investment strategy, each Selling Fund invests all or all or substantially all of its assets in shares of the corresponding Acquiring Fund. As a result, each Selling Fund implements its principal investment strategies indirectly by investing through the Acquiring Fund, and each Acquiring Fund implements its principal investment strategies directly by investing primarily in shares of other funds managed by GMO (in the case of GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO International Developed Equity Allocation Fund, and GMO International Equity Allocation Fund) or in securities and other instruments (in the case of GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO Quality Fund, and GMO Resources Fund). For a description of the principal investment strategies of each Acquiring Fund, see “Principal Investment Strategies” in Appendix B.

Management of the Funds

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides management and shareholder servicing and supplemental support to the Acquiring Funds and management and administrative services to the Selling Funds. Subject to the oversight of the Trustees, GMO establishes, implements, and modifies when it deems appropriate the investment strategies of the Funds. In addition to managing the Funds’ investment portfolios and, in the case of the Acquiring Funds, providing shareholder services and supplemental support to the Funds, GMO administers the Funds’ business affairs.

The terms of GMO’s management contracts with respect to the Selling Funds and the Acquiring Funds are substantially similar. However, under the terms of its management contract, each Acquiring Fund pays a management fee to GMO for the services rendered, and each Selling Fund pays no management fee to GMO and instead indirectly bears a proportionate share of the management fee paid by the corresponding Acquiring Fund in which it invests all or substantially all of its assets. In addition, in the case of the Acquiring Funds, GMO agrees to furnish office space and equipment, provide bookkeeping and clerical services (excluding determination of net asset value, shareholder accounting services and the fund accounting services for the Fund being supplied by the Funds’ other service providers) and pay all salaries, fees, and expenses of officers and Trustees of the Acquiring Trust who are affiliated with GMO. In the case of the Selling Funds, GMO provides substantially similar services pursuant to an administration agreement with the Selling Trust.

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For the fiscal year ended February 29, 2020, GMO received a management fee (after any applicable waivers or reimbursements) equal to the percentage of each Acquiring Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
GMO Benchmark-Free Allocation Fund	0.51%
GMO Emerging Domestic Opportunities Fund	0.73%
GMO Emerging Markets Fund	0.64%
GMO Global Asset Allocation Fund	0.00%*
GMO International Developed Equity Allocation Fund	0.00%*
GMO Climate Change Fund	0.44%
GMO International Equity Allocation Fund	0.00%*
GMO Quality Fund	0.31%
GMO Resources Fund	0.50%

* These Funds do not charge management fees directly but pay the management fees charged by the underlying fund(s) in which they invest.

Class R6 and Class I shares of each Acquiring Fund pay GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. The Selling Funds do not pay GMO a fee for shareholder services, but, as a shareholder of the corresponding Acquiring Fund, each Selling Fund bears a pro rata portion of such Acquiring Fund’s expenses.

Different GMO Investment Teams have primary responsibility for managing the investments of different Funds. The same Investment Team is primarily responsible for the management of both a Selling Fund and the corresponding Acquiring Fund in which it invests. The same senior member(s) of the Investment Team(s) have primary responsibility for managing the investments of a Selling Fund and its corresponding Acquiring Fund. The Investment Team(s) and senior member(s) for each Selling Fund and its corresponding Acquiring Fund are identified under “Fund-Specific Information” below. Additional information regarding these Investment Teams and senior members is provided under “Management of the Trust” in Appendix B.

Expense Reimbursements

GMO’s contractual reimbursements and fee waivers are described in each Acquiring Fund’s “Annual Fund Operating Expenses” table and accompanying footnotes in the “Fund-Specific Information” section below. With respect to GMO Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined in that Fund’s “Annual Fund Operating Expenses” table and accompanying footnotes in the “Fund-Specific Information” section below) that exceeds 0.10% of the Fund’s average daily net assets. The average daily net asset percentage noted in the preceding sentence is referred to herein as an “Expense Threshold Amount.” For GMO Resources Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the Fund’s “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. GMO Resources Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause GMO Resources Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

GMO has contractually agreed to reimburse each Selling Fund for state registration fees to the extent that they are borne by the Fund. The Selling Funds’ contractual expense limitations will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

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Administration Fees

Pursuant to an administration agreement between the Selling Trust and GMO (the “Administration Agreement”), each Selling Fund pays GMO an administration fee at a maximum annual rate of 0.20% of that Fund’s average daily net assets; provided that if a Fund invests all or substantially all of its assets in Class III shares of the corresponding Acquiring Fund, such fee in respect of Class R6 shares shall be reduced to an annual rate of 0.05%; and provided further that if a Fund invests all or substantially all of its assets in a class of shares of the corresponding Acquiring Fund other than Class III shares, such fee rate in respect of Class R6 shares shall be reduced by the shareholder service fee rate charged by that class of shares of the Acquiring Fund. In addition, GMO has contractually agreed to reduce the administration fee paid by each Selling Fund in respect of its Class PS shares to the annual rate of 0.10%. The fee reduction in respect to Class PS shares will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees. The administrative services provided by GMO in return for the administration fee may include, without limitation, the following: (i) with respect to Class PS shares, arranging and paying for the provision of sub-transfer agency, recordkeeping, and related administrative services to retirement plan participants and other investors who hold Class PS shares through an omnibus account; and (ii) with respect to all classes of shares, processing aggregated purchase and redemption orders for shareholders of record; coordinating operation of the National Security Clearing Corporation’s Fund/SERV system with intermediary platforms; providing information about and processing dividend payments; assisting with the production and distribution of shareholder communications to shareholders of record such as proxies, shareholder reports, and dividend and tax notices; preparing tax returns and related documentation; assisting with the production of registration statements; paying the Selling Trust’s registration fees pursuant to Section 24(f)(2) of the 1940 Act; providing assistance with respect to the audits of the Selling Funds; establishing and maintaining certain information about the shares on an internet site; maintaining certain of the Selling Trust’s records; preparing and submitting reports to various regulatory agencies; preparing and submitting reports and meeting materials to the Trustees of the Selling Trust and to existing shareholders; supervising, negotiating, and administering contractual arrangements with (to the extent appropriate) and monitoring the performance of, third-party accounting agents, custodians, depositories, transfer agents (but not sub-transfer agents, recordkeepers and related administrative service providers described in (i) above), pricing agents, independent accountants and auditors, attorneys, printers, insurers, and other persons in any capacity deemed to be necessary or desirable to Trust or Fund operations; providing direct client service, maintenance, and reporting to platform sponsors, retirement plans, and other shareholders of record, such services to include, without limitation, professional and informative reporting, recordholder account information, access to analysis and explanation of Fund reports, and assistance in the correction and maintenance of recordholder account information, and otherwise maintaining the relationships with the recordholders; furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value, shareholder services, and fund accounting services for the Selling Fund being supplied by other service providers as the Selling Fund may engage from time to time); and providing individuals affiliated with GMO to serve as officers of the Selling Trust and paying all salaries, fees, and expenses of such officers and Trustees of the Selling Trust who are affiliated with GMO. GMO may retain third parties to provide some or all of the administrative services and has retained State Street Bank to assist it in providing administrative support services. With respect to the services provided to Class PS shares described in (i) above, third party intermediaries are selected by the adviser to, or sponsor of, retirement plan or other omnibus account investors, and GMO’s responsibilities are limited to negotiating the contract and facilitating payment of the agreed-upon fee.

As noted, the services provided by GMO to Class PS shares include sub-transfer agency, recordkeeping, and related administrative services. These services are not primarily intended to result in the sale of Selling Fund shares, but are intended to provide ongoing services to shareholders investing through third-party platforms. The payments to GMO by Class PS shares are, however, made pursuant to a service plan that has been adopted pursuant to the provisions of Rule 12b-l under the 1940 Act so as to ensure compliance with relevant regulations in the event payment for those services is nonetheless deemed to constitute the direct or indirect financing of distribution by a Selling Fund of its Class PS shares.

Class R6 and Class I shares of the Acquiring Funds do not bear administration fees.

Officers

The officers of the Selling Trust and the Acquiring Trust, which are substantially similar, are set forth in the table below. Additional information about each officer of the Selling Trust and the Acquiring Trust is provided in the Selling Fund SAI and Acquiring Fund SAI, respectively, which are available upon request.

Name	Position(s) Held with Acquiring Trust	Position(s) Held with Selling Trust
Jonathan Feigelson	Trustee; President of the Trust	Trustee
Sheppard N. Burnett	Chief Executive Officer	President and Chief Executive Officer
Betty Maganzini	Treasurer, Chief Accounting Officer, and Chief Financial Officer	Treasurer, Chief Accounting Officer, and Chief Financial Officer
John L. Nasrah	Assistant Treasurer and Chief Tax Officer	Assistant Treasurer and Chief Tax Officer
Susan Saw	Assistant Treasurer	None
Cathy Tao	Assistant Treasurer	Assistant Treasurer
Devin Kelly	Assistant Treasurer	Assistant Treasurer
Brian Kadehjian	Assistant Treasurer and Treasury Officer	Assistant Treasurer and Treasury Officer
Douglas Y. Charton	Chief Legal Officer, Vice President and Clerk	Chief Legal Officer, Vice President-Law and Clerk
Megan Bunting	Vice President and Assistant Clerk	Vice President and Assistant Clerk
Kevin O’Brien	Vice President and Assistant Clerk	Vice President and Assistant Clerk
Gregory L. Pottle	Chief Compliance Officer	Chief Compliance Officer, Vice President and Assistant Clerk
Kelly Butler	Anti-Money Laundering Officer	Anti-Money Laundering Officer

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Other Service Providers

PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210, is the independent registered public accounting firm for each Selling Fund and each Acquiring Fund. PwC conducts annual audits of the Selling Trust’s and Acquiring Trust’s (each, a “Trust”) financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with each Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain non-U.S. tax matters.

Ropes & Gray LLP (“Ropes & Gray”), Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to each Trust. Morgan, Lewis & Bockius LLP (“Morgan Lewis”), 225 Franklin Street, Boston, Massachusetts 02110, serves as independent counsel to the Independent Trustees of each Trust.

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Funds’ custodian and fund accounting agent. State Street Bank also serves as the Funds’ transfer agent.

PwC, Ropes & Gray, Morgan Lewis, and State Street are expected to continue providing substantially the same services for the Acquiring Funds after completion of the Reorganizations as they currently provide to the Acquiring Funds and Selling Funds.

Tax Information

Each Selling Fund and each Acquiring Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) for U.S. federal income tax purposes and expects to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are neither exempt from U.S. income tax nor investing through a tax-advantaged account such as a tax-qualified retirement plan.

Financial Intermediary Compensation

Each Acquiring Fund offering Class I shares makes payments out of the net assets of the Fund attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders of the Fund.  In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services with respect to the Acquiring Funds. If you purchase shares of a Selling Fund through a broker, agent, or other financial intermediary (such as a bank), the Selling Fund or GMO may pay that party for services relating to Fund shares. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the Fund over another investment. GMO also makes payments to financial intermediaries for the sale of Acquiring Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.

Fund-Specific Information

Proposal 1. Reorganization of GMO Benchmark-Free Allocation Series Fund into GMO Benchmark-Free Allocation Fund2

2 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 and Class PS shares. The Acquiring Fund offers multiple share classes, including Class R6 and Class I shares, which are the share classes into which the Selling Fund’s Class R6 and Class PS shares, respectively, will effectively be converted.

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Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Positive total return.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

	Class R6	Class PS
GMO Benchmark-Free Allocation Series Fund[1] (Current) (Selling Fund)
Management fee[2]	0.80%	0.80%
Distribution and service (12b-1) fee[3]	None	None
Administration fee	0.05%	0.20%[4]
Other expenses	0.00%	0.00%
Acquired fund fees and expenses[5]	0.08%	0.08%
Total annual fund operating expenses	0.93%	1.08%
Fee waiver/Expense reimbursement[6]	0.00%	(0.10)%[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.93%	0.98%

	Class R6	Class I
GMO Benchmark-Free Allocation Fund (Current) (Acquiring Fund)
Management fee	0.80%[7]	0.80%[7]
Other expenses	0.01%	0.11%[9]
Acquired fund fees and expenses (underlying fund expenses)	0.22%[8]	0.22%[8]
Total annual fund operating expenses	1.03%	1.13%
Fee waiver/Expense reimbursement	(0.15)%[7]	(0.15)%[7,9]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.88%	0.98%

	Class R6	Class I
Combined Fund (Pro Forma)
Management fee	0.80%[7]	0.80%[7]
Other expenses	0.01%	0.11%[9]
Acquired fund fees and expenses (underlying fund expenses)	0.22%[8]	0.22%[8]
Total annual fund operating expenses	1.03%	1.13%
Fee waiver/Expense reimbursement	(0.15)%[1]	(0.15)%[7,9]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.88%	0.98%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

[2]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the amount reflects the management fee and Class III shareholder service fee paid by the Acquiring Fund. The Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by Class III shares of the Acquiring Fund.

[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[5]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, these indirect expenses include net expenses borne by the Acquiring Fund as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, less than 0.01% of interest expense and borrowing costs for investments sold short, 0.05% of dividend expenses on short sales, and 0.02% of purchase premiums and redemption fees paid by the Acquiring Fund to the underlying funds. The underlying funds in which the Acquiring Fund invests also receive income in connection with short sales, which is reflected in the Acquiring Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Acquiring Fund’s or the Selling Fund’s annual fund operating expenses table.

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[6]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[7]	Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares. GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees. GMO also has contractually agreed to waive or reduce through at least September 30, 2021 the Acquiring Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Acquiring Fund or a class of shares of the Acquiring Fund as a result of the Acquiring Fund’s direct or indirect investments in other series of the Selling Trust.

[8]	Consists of approximately 0.15% in underlying fund fees and expenses, less than 0.01% in interest expense and borrowing costs for investments sold short incurred by underlying funds, 0.05% in dividend expenses on short sales incurred by underlying funds and 0.02% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Acquiring Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Acquiring Fund’s annual fund operating expenses table.

[9]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Benchmark-Free Allocation Series Fund (Current) (Selling Fund)
Class R6	$95	$296	$515	$1,143
Class PS	$100	$334	$586	$1,308

GMO Benchmark-Free Allocation Fund (Current) (Acquiring Fund)
Class R6	$90	$313	$554	$1,246
Class I	$100	$344	$608	$1,361

Combined Fund (Pro Forma)
Class R6	$90	$313	$554	$1,246
Class I	$100	$344	$608	$1,361

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the following percentage of the average value of its portfolio:

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Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Benchmark-Free Allocation Series Fund (Selling Fund) (excluding short-term investments)	17%
GMO Benchmark-Free Allocation Fund (Acquiring Fund) (excluding short-term investments)	10%

Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index.

GMO BENCHMARK-FREE ALLOCATION SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on January 24, 2013. Class R6 and Class PS shares each have fewer than ten years of annual returns. The returns information in the bar chart below is for Class R6 shares, which have a longer period of annual returns than Class PS shares. Class PS shares would have substantially similar annual returns to Class R6 shares because they invest in the same portfolio of securities. Their annual returns would differ from Class R6 shares to the extent that they bear different expenses. Class PS shares bear higher expenses than Class R6 shares and therefore would have lower returns. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Selling Fund as of the commencement of the Selling Fund’s operations. The returns shown for periods prior to January 1, 2012 are for Class III shares of the Acquiring Fund under the Acquiring Fund’s prior fee arrangement. Under the Acquiring Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower. Prior to January 1, 2012, the Acquiring Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Acquiring Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold the Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R6 Shares

Years Ending December 31

Highest Quarter: 6.64% (3Q2010)

Lowest Quarter: -6.61% (3Q2015)

Year-to-Date (as of 3/31/20): -15.79%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				7/23/03*
Return Before Taxes	11.40%	3.29%	4.61%	7.87%
Return After Taxes on Distributions	10.46%	2.42%	3.84%	6.31%
Return After Taxes on Distributions and Sale of Fund Shares	7.26%	2.30%	3.43%	6.00%
Class PS
Return Before Taxes	11.36%	3.16%	4.46%	7.71%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	6.85%	2.36%	2.57%	3.60%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.28%	1.83%	1.74%	2.10%

Inception date for the Acquiring Fund (Class III shares).

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GMO BENCHMARK-FREE ALLOCATION FUND (ACQUIRING FUND)

As of the date of this proxy statement/prospectus, there are no Class R6 shares or Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns. Prior to January 1, 2012, the Acquiring Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Acquiring Fund has been managed as a standalone investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Sharesa
Years Ending December 31

Highest Quarter: 6.66% (3Q2010)

Lowest Quarter: -6.66% (3Q2015)

Year-to-Date (as of 3/31/20): -16.05%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III[a]				7/23/03
Return Before Taxes	11.62%	3.40%	4.73%	7.97%
Return After Taxes on Distributions	10.66%	2.57%	3.96%	6.31%
Return After Taxes on Distributions and Sale of Fund Shares	7.40%	2.39%	3.52%	6.03%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	6.85%	2.36%	2.57%	3.60%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.28%	1.83%	1.74%	2.10%

a The returns shown for periods prior to January 1, 2012 are for Class III shares of the Acquiring Fund under the Acquiring Fund’s prior fee arrangement. Under the Acquiring Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

Management of the Fund

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Asset Allocation	Ben Inker	Head, Asset Allocation Team, GMO	Since the Fund’s inception in 2003	Since the Fund’s inception in 2015
Asset Allocation	John Thorndike	Portfolio Manager, Asset Allocation Team, GMO.	Since June 2019	Since June 2019

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Proposal 2. Reorganization of GMO Climate Change Series Fund into GMO Climate Change Fund3

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: High total return.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO Climate Change Series Fund[1] (Current) (Selling Fund)	Class PS
Management fee[2]	0.75%
Distribution and service (12b-1) fees[3]	None
Administration fee	0.20%[4]
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.17%
Fee waiver and expense reimbursements[5]	(0.29)%[4]
Net Annual Fund Operating Expenses	0.88%

GMO Climate Change Fund (Current) (Acquiring Fund)	Class I
Management fee	0.75%[6]
Other expenses	0.28%[7]
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses	1.04%
Fee waiver/Expense reimbursement	(0.16)%[6,7]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.88%

Combined Fund (Pro Forma)	Class I
Management fee	0.75	% [6]
Other expenses	0.28	% [7]
Acquired fund fees and expenses (underlying fund expenses)	0.01%
Total annual fund operating expenses	1.04%
Fee waiver/Expense reimbursement	(0.16	)% [6,7]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.88%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

[2]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the amount reflects the management fee and Class III shareholder service fee paid by the Acquiring Fund. The Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by Class III shares of the Acquiring Fund.

3 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class PS shares. The Acquiring Fund offers multiple share classes, including Class I shares, which is the share class into which the Selling Fund’s Class PS shares will effectively be converted.

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[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[5]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. This reimbursement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[6]	Includes both management fee of 0.60% and class-specific shareholder service fee, if any, for each class of shares. GMO has contractually agreed to waive its fees with respect to and/or reimburse the Acquiring Fund to the extent that the Acquiring Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.77% of average daily net assets for Class I shares (, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Acquiring Fund’s business, are excluded from the Expense Cap. GMO also has contractually agreed to waive or reduce the Acquiring Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Acquiring Fund or a class of shares of the Acquiring Fund as a result of the Acquiring Fund’s direct or indirect investments in other series of the Acquiring Trust. Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

[7]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Climate Change Series Fund (Current) (Selling Fund)
Class PS	$90	$343	$616	$1,395

GMO Climate Change Fund (Current) (Acquiring Fund)
Class I	$90	$315	$558	$1,257

Combined Fund (Pro Forma)
Class I	$90	$315	$558	$1,257

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the percentage of the average value of its portfolio indicated below. The Acquiring Fund’s portfolio turnover rate includes investments in GMO U.S. Treasury Fund, which the Acquiring Fund uses as a short-term investment vehicle for cash management. The Acquiring Fund’s portfolio turnover rate for the fiscal year ended February 29, 2020, excluding transactions in U.S. Treasury Fund and other short-term investments, as a percentage of the average value of its portfolio is also indicated below.

22

Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Climate Change Series Fund (Selling Fund) (excluding short-term investments)	4%
GMO Climate Change Fund (Acquiring Fund) (excluding short-term investments)	173%
GMO Climate Change Fund (Acquiring Fund) (excluding investments in U.S. Treasury Fund and other short-term investments)	62%

Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of a broad-based index.

GMO CLIMATE CHANGE SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on November 16, 2018. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of Class PS shares of the Selling Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class PS shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class PS Shares

Years Ending December 31

Highest Quarter: 13.37% (4Q2019)

Lowest Quarter: -11.28% (4Q2018)

Year-to-Date (as of 3/31/20): -28.02%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class PS				4/5/2017*
Return Before Taxes	26.13%	N/A	N/A	10.66%
Return After Taxes on Distributions	25.28%	N/A	N/A	9.72%
Return After Taxes on Distributions and Sale of Fund Shares	16.06%	N/A	N/A	8.07%
MSCI All Country World Index** (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	26.60%	N/A	N/A	11.07%

* Inception date for the Acquiring Fund (Class III shares).

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

23

GMO Climate Change Fund (Acquiring Fund)

As of the date of this proxy statement/Prospectus, there are no Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. Class I shares bear higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 13.47% (4Q2019)

Lowest Quarter: -11.23% (4Q2018)

Year-to-Date (as of 3/31/20): -28.16%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				4/5/2017
Return Before Taxes	26.45%	N/A	N/A	10.90%
Return After Taxes on Distributions	25.22%	N/A	N/A	9.80%
Return After Taxes on Distributions and Sale of Fund Shares	16.44%	N/A	N/A	8.25%
MSCI ACWI* (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	26.60%	N/A	N/A	11.07%

* MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Focused Equity	Lucas White	Portfolio Manager, Focused Equity Team, GMO.	Since the Fund’s inception in 2017	Since the Fund’s inception in November 2018
Focused Equity	Thomas Hancock	Head, Focused Equity Team, GMO.	Since the Fund’s inception in 2017	Since the Fund’s inception in November 2018

24

Proposal 3. Reorganization of GMO Emerging Domestic Opportunities Series Fund into GMO Emerging Domestic Opportunities Fund4

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO Emerging Domestic Opportunities Series Fund[1] (Current) (Selling Fund)	Class PS
Management fee[2]	0.90%
Distribution and service (12b-1) fee[3]	None
Administration fee	0.20%[4]
Other expenses	0.73%
Acquired fund fees and expenses[5]	0.09%
Total annual fund operating expenses	1.92%
Fee waiver/Expense reimbursement[6]	(0.77)%[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	1.15%

GMO Emerging Domestic Opportunities Fund (Current) (Acquiring Fund)	Class I
Management fee	0.97%[7]
Other expenses	0.17%[9]
Acquired fund fees and expenses (underlying fund expenses)	0.09%[8]
Total annual fund operating expenses	1.23%
Expense reimbursement/waiver	(0.08)%[7,9]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	1.15%

Combined Fund (Pro Forma)	Class I
Management fee	0.97	% [7]
Other expenses	0.17	% [9]
Acquired fund fees and expenses (underlying fund expenses)	0.09	% [8]
Total annual fund operating expenses	1.23%
Expense reimbursement/waiver	(0.08)%[7,9]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	1.15%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

4 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class PS shares. The Acquiring Fund offers multiple share classes, including Class I shares, which is the share class into which the Selling Fund’s Class PS shares will effectively be converted.

25

[2]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the amount reflects the management fee and Class III shareholder service fee paid by the Acquiring Fund. The Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by Class III shares of the Acquiring Fund.

[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[5]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, these indirect expenses include commissions paid to brokers by the Acquiring Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.04% and 0.05%, respectively.

[6]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[7]	Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Acquiring Fund’s average daily net assets. GMO also has contractually agreed to waive or reduce the Acquiring Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Acquiring Fund or a class of shares of the Acquiring Fund as a result of the Acquiring Fund’s direct or indirect investments in other series of the Acquiring Trust. Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

[8]	Consists of approximately 0.04% in underlying fund fees and expenses and 0.05% in commissions paid to brokers by the Acquiring Fund for executing transactions in unaffiliated underlying funds.

[9]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Emerging Domestic Opportunities Series Fund (Current) (Selling Fund)
Class PS	$117	$528	$965	$2,181

GMO Emerging Domestic Opportunities Fund (Current) (Acquiring Fund)
Class I	$117	$382	$668	$1,482

Combined Fund (Pro Forma)
Class I	$117	$382	$668	$1,482

26

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the percentage of the average value of its portfolio indicated below. The Acquiring Fund’s portfolio turnover rate includes investments in GMO U.S. Treasury Fund, which the Acquiring Fund uses as a short-term investment vehicle for cash management. The Acquiring Fund’s portfolio turnover rate for the fiscal year ended February 29, 2020, excluding transactions in U.S. Treasury Fund and other short-term investments, as a percentage of the average value of its portfolio is also indicated below.

Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Emerging Domestic Opportunities Series Fund (Selling Fund) (excluding short-term investments)	7%
GMO Emerging Domestic Opportunities Fund (Acquiring Fund) (excluding short-term investments)	235%
GMO Emerging Domestic Opportunities Fund (Acquiring Fund) (excluding investments in GMO U.S. Treasury Fund and other short-term investments)	186%

27

Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of a broad-based index.

GMO EMERGING DOMESTIC OPPORTUNITIES SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on February 1, 2019. Returns shown prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class II shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of Class PS shares of the Selling Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class PS shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class PS Shares

Years Ending December 31

Highest Quarter: 12.65% (1Q2012)

Lowest Quarter: -10.53% (3Q2015)

Year-to-Date (as of 3/31/20): -20.19%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class PS				3/24/11*
Return Before Taxes	18.77%	4.36%	N/A	4.55%
Return After Taxes on Distributions	17.20%	3.30%	N/A	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	11.59%	3.29%	N/A	3.54%
MSCI Emerging Markets Index** (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.44%	5.61%	N/A	2.30%

* Inception date for the Acquiring Fund (Class II shares).

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

28

GMO EMERGING DOMESTIC OPPORTUNITIES FUND (ACQUIRING FUND)

As of the date of this proxy statement/Prospectus, there are no Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class II shares. Class I shares would have substantially similar annual returns to Class II shares because they invest in the same portfolio of securities. Their annual returns would differ from Class II shares to the extent that they bear different expenses. Class I shares bear higher expenses than Class II shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class II Shares

Years Ending December 31

Highest Quarter: 12.66% (1Q2012)

Lowest Quarter: -10.52% (3Q2015)

Year-to-Date (as of 3/31/20): -20.29%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class II				3/24/11
Return Before Taxes	19.33%	4.49%	N/A	4.64%
Return After Taxes on Distributions	17.66%	3.35%	N/A	3.80%
Return After Taxes on Distributions and Sale of Fund Shares	11.93%	3.38%	N/A	3.60%
MSCI Emerging Markets Index* (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.44%	5.61%	N/A	2.30%

* MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

GMO serves as each Fund’s investment adviser. GMO Singapore Pte. Limited (“GMO Singapore”) serves as the sub-adviser to GMO Emerging Domestic Opportunities Fund. The Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Emerging Markets Equity	Amit Bhartia	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore.	Since the Fund’s inception in 2011	Since the Fund’s inception in 2019
Emerging Markets Equity	Arjun Divecha	Head, Emerging Markets Equity Team, GMO.	Since the Fund’s inception in 2011	Since the Fund’s inception in 2019

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Proposal 4. Reorganization of GMO Emerging Markets Series Fund into GMO Emerging Markets Fund5

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO Emerging Markets Series Fund[1] (Current) (Selling Fund)	Class R6	Class PS
Management fee[2]	0.80%	0.80%
Distribution and service (12b-1) fee[3]	None	None
Administration fee	0.05%	0.20%[4]
Other expenses	0.17%	0.17%
Acquired fund fees and expenses[5]	0.01%	0.01%
Total annual fund operating expenses	1.03%	1.18%
Fee waiver/Expense reimbursement[6]	(0.09)%	(0.19)%[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.94%	0.99%

GMO Emerging Markets Fund (Current) (Acquiring Fund)	Class R6	Class I
Management fee	0.87%[7]	0.87%[7]
Other expenses	0.09%	0.19%[9]
Acquired fund fees and expenses (underlying fund expenses)	0.01%[8]	0.01%[8]
Total annual fund operating expenses	0.97%	1.07%
Expense reimbursement/waiver	(0.03)%[7]	(0.08)%[7,9]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.94%	0.99%

Combined Fund (Pro Forma)	Class R6	Class I
Management fee	0.87%[7]	0.87%[7]
Other expenses	0.09%	0.19%[9]
Acquired fund fees and expenses (underlying fund expenses)	0.01%[8]	0.01%[8]
Total annual fund operating expenses	0.97%	1.07%
Expense reimbursement/waiver	(0.03)%[7]	(0.08)%[7,9]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.94%	0.99%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

5 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 and Class PS shares. The Acquiring Fund offers multiple share classes, including Class R6 and Class I shares, which are the share classes into which the Selling Fund’s Class R6 and Class PS shares, respectively, will effectively be converted.

30

[2]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the amount reflects the management fee and Class III shareholder service fee paid by the Acquiring Fund. The Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by Class III shares of the Acquiring Fund.

[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[5]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, these indirect expenses include commissions paid to brokers by the Acquiring Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were less than 0.01% and 0.01%, respectively.

[6]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[7]	Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares. GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Acquiring Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Acquiring Fund or a class of shares of the Acquiring Fund as a result of the Acquiring Fund’s direct or indirect investments in other series of the Acquiring Trust. Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Acquiring Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

[8]	Consists of approximately less than 0.01% in underlying fund fees and expenses and 0.01% in commissions paid to brokers by the Acquiring Fund for executing transactions in unaffiliated underlying funds.

[9]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Emerging Markets Series Fund (Current) (Selling Fund)
Class R6	$96	$319	$560	$1,251
Class PS	$101	$356	$631	$1,415

GMO Emerging Markets Fund (Current) (Acquiring Fund)
Class R6	$96	$306	$533	$1,187
Class I	$101	$332	$582	$1,298

Combined Fund (Pro Forma)
Class R6	$96	$306	$533	$1,187
Class I	$101	$332	$582	$1,298

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Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the percentage of the average value of its portfolio indicated below. The Acquiring Fund’s portfolio turnover rate includes investments in GMO U.S. Treasury Fund, which the Acquiring Fund uses as a short-term investment vehicle for cash management. The Acquiring Fund’s portfolio turnover rate for the fiscal year ended February 29, 2020, excluding transactions in U.S. Treasury Fund and other short-term investments, as a percentage of the average value of its portfolio is also indicated below.

Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Emerging Markets Series Fund (Selling Fund) (excluding short-term investments)	0%
GMO Emerging Markets Fund (Acquiring Fund) (excluding short-term investments)	123%
GMO Emerging Markets Fund (Acquiring Fund) (excluding investments in GMO U.S. Treasury Fund and other short-term investments)	100%

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Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of a broad-based index.

GMO EMERGING MARKETS SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on May 2, 2014. Effective August 29, 2017, the Selling Fund changed its principal investment strategy from investing all or substantially all of its assets in GMO Emerging Countries Fund (“ECF”), a series of GMO Trust that liquidated in August, 2017, to investing all or substantially all of its assets in the Acquiring Fund. Performance of the Selling Fund from May 2, 2014, through August 28, 2017 reflects the Selling Fund’s principal investment strategy and annual operating expenses that were in effect at that time and may have been different had the Selling Fund’s revised principal investment strategy and annual operating expenses been in effect. Class R6 and Class PS shares each have fewer than ten years of annual returns. The returns information in the bar chart below is for Class R6 shares, which have a longer period of annual returns than Class PS shares. Class PS shares would have substantially similar annual returns to Class R6 shares because they invest in the same portfolio of securities. Their annual returns would differ from Class R6 shares to the extent that they bear different expenses. Class PS shares bear higher expenses than Class R6 shares and therefore would have lower returns. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Selling Fund as of the commencement of the Selling Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R6 Shares

Years Ending December 31

Highest Quarter: 20.63% 3Q2020)

Lowest Quarter: -23.55% 3Q2011)

Year-to-Date (as of 3/31/20): -24.07%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				6/5/06*
Return Before Taxes	21.64%	7.08%	3.48%	7.51%
Return After Taxes on Distributions	20.47%	6.07%	2.90%	6.32%
Return After Taxes on Distributions and Sale of Fund Shares	13.80%	5.52%	2.86%	6.45%
Class PS
Return Before Taxes	21.51%	6.93%	3.33%	7.35%
MSCI Emerging Markets Index** (Fund benchmark) (returns reflect no deduction for fees or expenses, but are et of withholding tax on dividend reinvestments)	18.44%	5.61%	3.68%	6.23%

* Inception date for the Acquiring Fund (Class III shares)

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

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GMO EMERGING MARKETS FUND (ACQUIRING FUND)

As of the date of this proxy statement/Prospectus, there are no Class R6 shares or Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. Each of Class R6 shares and Class I shares bears higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 20.68% (3Q2010)

Lowest Quarter: -22.96% (3Q2011)

Year-to-Date (as of 3/31/20): -24.26%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				12/9/93
Return Before Taxes	22.14%	6.53%	3.46%	7.52%
Return After Taxes on Distributions	20.92%	5.90%	2.85%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	14.11%	5.18%	2.94%	6.39%
MSCI Emerging Markets Index* (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	18.44%	5.61%	3.68%	5.61%

* MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

GMO serves as each Fund’s investment adviser. GMO Singapore Pte. Limited (“GMO Singapore”) serves as the sub-adviser to GMO Emerging Markets Fund. The Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Emerging Markets Equity	Warren Chiang	Portfolio Manager, Emerging Markets Equity Team, GMO.	Since 2015	Since 2015
Emerging Markets Equity	Amit Bhartia	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore.	Since 2015	Since 2015
Emerging Markets Equity	Arjun Divecha	Head, Emerging Markets Equity Team, GMO.	Since the Fund’s inception in 1993	Since the Fund’s inception in 2014

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Proposal 5. Reorganization of GMO Global Asset Allocation Series Fund into GMO Global Asset Allocation Fund6

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO consisting of 65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO Global Asset Allocation Series Fund[1] (Current) (Selling Fund)	Class R6	Class PS
Management fee[2]	0.00%	0.00%
Distribution and service (12b-1) fee[3]	None	None
Administration fee	0.05%	0.20%[4]
Other expenses	0.01%	0.01%
Acquired fund fees and expenses[5]	0.59%	0.59%

Total annual Fund operating expenses	0.65%	0.80%
Fee waiver/Expense reimbursement[6]	(0.01)%	(0.11)%[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.64%	0.69%

GMO Global Asset Allocation Fund (Current) (Acquiring Fund)	Class R6	Class I
Management fee	0.00%[7]	0.00%[7]
Other expenses	0.01%	0.11%[10]
Acquired fund fees and expenses (underlying fund expenses)	0.59%[8]	0.59%[8]

Total annual fund operating expenses	0.60%	0.70%
Expense reimbursement	(0.01)%[9]	(0.01)%[9,10]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.59%	0.69%

Combined Fund (Pro Forma)	Class R6	Class I
Management fee	0.00%[7]	0.00%[7]
Other expenses	0.01%	0.11%[10]
Acquired fund fees and expenses (underlying fund expenses)	0.59%[8]	0.59%[8]

Total annual fund operating expenses	0.60%	0.70%
Expense reimbursement	(0.01)%[9]	(0.01)%[9,10]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.59%	0.69%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

6 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 and Class PS shares. The Acquiring Fund offers multiple share classes, including Class R6 and Class I shares, which are the share classes into which the Selling Fund’s Class R6 and Class PS shares, respectively, will effectively be converted.

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[2]	Neither the Selling Fund nor the Acquiring Fund charges a management fee or shareholder service fee, but each indirectly bears the management fees and class-specific shareholder service fees of the underlying funds in which the Acquiring Fund invests.

[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[5]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, these indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.55%, 0.02%, and 0.02%, respectively.

[6]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[7]	Includes both management fee and class-specific shareholder service fee, if any, for each class of shares.

[8]	Consists of approximately 0.55% in underlying fund fees and expenses, 0.02% in interest expense incurred by underlying funds, and 0.02% in purchase premiums and redemption fees paid to underlying funds.

[9]	GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

[10]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Global Asset Allocation Series Fund (Current) (Selling Fund)
Class R6	$65	$207	$361	$809
Class PS	$70	$244	$433	$980

GMO Global Asset Allocation Fund (Current) (Acquiring Fund)
Class R6	$60	$191	$334	$749
Class I	$70	$223	$389	$870

Combined Fund (Pro Forma)
Class R6	$60	$191	$334	$749
Class I	$70	$223	$389	$870

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the percentage of the average value of its portfolio indicated below. The Acquiring Fund’s portfolio turnover rate includes investments in GMO U.S. Treasury Fund, which the Acquiring Fund uses as a short-term investment vehicle for cash management. The Acquiring Fund’s portfolio turnover rate for the fiscal year ended February 29, 2020, excluding transactions in U.S. Treasury Fund and other short-term investments, as a percentage of the average value of its portfolio is also indicated below.

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Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Global Asset Allocation Series Fund (Selling Fund) (excluding short-term investments)	4%
GMO Global Asset Allocation Fund (Acquiring Fund) (excluding short-term investments)	28%
GMO Global Asset Allocation Fund (Acquiring Fund) (excluding investments in GMO U.S. Treasury Fund and other short-term investments)	27%

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Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO).

GMO Global Asset Allocation Series Fund (Selling Fund)

The Selling Fund commenced operations on July 31, 2012. Class R6 and Class PS shares each have fewer than ten years of annual returns. The returns information in the bar chart below is for Class R6 shares, which have a longer period of annual returns than Class PS shares. Class PS shares would have substantially similar annual returns to Class R6 shares because they invest in the same portfolio of securities. Their annual returns would differ from Class R6 shares to the extent that they bear different expenses. Class PS shares bear higher expenses than Class R6 shares and therefore would have lower returns. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Selling Fund as of the commencement of the Selling Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R6 Shares

Years Ending December 31

Highest Quarter: 9.78% (3Q2010)

Lowest Quarter: -7.39% (2Q2010)

Year-to-Date (as of 3/31/20): -16.62%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				6/28/96 *
Return Before Taxes	17.46%	4.87%	5.63%	6.96%
Return After Taxes on Distributions	16.13%	3.24%	4.36%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares	10.86%	3.41%	4.21%	5.10%
Class PS
Return Before Taxes	17.40%	4.75%	5.49%	6.81%
MSCI ACWI** (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	26.60%	8.41%	8.79%	6.66%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%	5.22%
GMO Global Asset Allocation Index (Fund benchmark)[a]	20.31%	6.69%	7.23%	5.77%

* The Acquiring Fund commenced operations on June  28, 1996 with two classes of shares – Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in GAAF’s principal investment strategies, effective June 30, 2002.

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

a This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.

38

GMO Global Asset Allocation Fund (Acquiring Fund)

As of the date of this proxy statement/Prospectus, there are no Class R6 shares or Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 9.79% (3Q2010)

Lowest Quarter: -7.37% (2Q2010)

Year-to-Date (as of 3/31/20): -16.75%

Average Annual Total Returns1

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				6/28/96
Return Before Taxes	17.69%	5.02%	5.79%	7.06%
Return After Taxes on Distributions	16.36%	3.78%	4.69%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	11.00%	3.60%	4.37%	5.15%
MSCI ACWI[2] (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	26.60%	8.41%	8.79%	6.66%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.75%	5.22%
GMO Global Asset Allocation Index[3] (Fund benchmark)	20.31%	6.69%	7.23%	5.77%

1 The Fund commenced operations on June 28, 1996 with two classes of shares – (i) a class that has since terminated (the “Legacy Class”) and (ii) Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Legacy Class shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Legacy Class performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

2 MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

3 This benchmark provides a performance comparison that tracks changes in the Fund’s benchmark over time. See “Fund Benchmarks and Comparative Indices” for the time periods covered by each index included in the composite benchmark.

39

Management of the Funds

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Asset Allocation	Ben Inker	Head, Asset Allocation Team, GMO.	Since the Fund’s inception in 1996	Since the Fund’s inception in 2012
Asset Allocation	John Thorndike	Portfolio Manager, Asset Allocation Team, GMO.	Since June 2019	Since June 2019

Proposal 6. Reorganization of GMO International Developed Equity Allocation Series Fund into GMO International Developed Equity Allocation Fund7

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return greater than that of its benchmark, the MSCI EAFE Index.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO International Developed Equity Allocation Series Fund[1] (Current) (Selling Fund)	Class R6
Management fee[2]	0.00%
Distribution and service (12b-1) fee[3]	None
Administration fee	0.05%
Other expenses	0.00%
Acquired fund fees and expenses[4]	0.63%
Total annual fund operating expenses	0.68%
Fee waiver/Expense reimbursement[5]	0.00%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.68%

GMO International Developed Equity Allocation Fund (Current) (Acquiring Fund)	Class R6
Management fee	0.00%[6]
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.63%[7]
Total annual fund operating expenses	0.65%
Expense reimbursement	(0.02)%[8]
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.63%

7 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 shares. The Acquiring Fund offers multiple share classes, including Class R6 shares, which is the share class into which the Selling Fund’s Class R6 shares will effectively be converted.

40

Combined Fund (Pro Forma)	Class R6
Management fee	0.00%[6]
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.63%[7]
Total annual fund operating expenses	0.65%
Expense reimbursement	(0.02)%[8]
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.63%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

[2]	Neither the Selling Fund nor the Acquiring Fund charges a management fee or shareholder service fee, but each indirectly bears the management fees and class-specific shareholder service fees of the underlying funds in which the Acquiring Fund invests.

[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, these indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.61% and 0.02%, respectively.

[5]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[6]	Includes both management fee and class-specific shareholder service fee, if any, for each class of shares.

[7]	Consists of approximately 0.61% in underlying fund fees and expenses and 0.02% in purchase premiums and redemption fees paid to underlying funds.

[8]	GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO International Developed Equity Allocation Series Fund (Current) (Selling Fund)
Class R6	$69	$218	$379	$847

GMO International Developed Equity Allocation Fund (Current) (Acquiring Fund)
Class R6	$64	$206	$360	$809

Combined Fund (Pro Forma)
Class R6	$64	$206	$360	$809

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the following percentage of the average value of its portfolio:

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Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO International Developed Equity Allocation Series Fund (Selling Fund) (excluding short-term investments)	20%
GMO International Developed Equity Allocation Fund (Acquiring Fund) (excluding short-term investments)	11%

Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of a broad-based index.

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on January 12, 2015. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of Class R6 shares of the Selling Fund as of the commencement of the Selling Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R6 Shares

Years Ending December 31

Highest Quarter: 17.10% (3Q2010)

Lowest Quarter:-18.08% (3Q2011)

Year-to-Date (as of 3/31/20): -23.88%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				6/5/06*
Return Before Taxes	24.08%	3.91%	5.21%	3.46%
Return After Taxes on Distributions	23.33%	3.24%	4.63%	2.55%
Return After Taxes on Distributions and Sale of Fund Shares	15.32%	3.19%	4.29%	2.80%
MSCI EAFE Index** (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.01%	5.67%	5.50%	3.56%

* Inception date for the Acquiring Fund (Class III shares)

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (ACQUIRING FUND)

As of the date of this proxy statement/Prospectus, there are no Class R6 shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. Class R6 shares are expected to bear the same expenses as Class III shares and therefore would have comparable returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

42

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 17.12% (3Q2010)

Lowest Quarter: -18.07% (3Q2011)

Year-to-Date (as of 3/31/20): -23.99%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				6/5/06
Return Before Taxes	24.43%	4.01%	5.29%	3.53%
Return After Taxes on Distributions	23.67%	3.41%	4.74%	2.62%
Return After Taxes on Distributions and Sale of Fund Shares	15.53%	3.29%	4.38%	2.86%
MSCI EAFE Index* (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.01%	5.67%	5.50%	3.56%

* MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Asset Allocation	Ben Inker	Head, Asset Allocation Team, GMO	Since the Fund’s inception in 2006	Since the Fund’s inception in 2015
Asset Allocation	John Thorndike	Portfolio Manager, Asset Allocation Team, GMO.	Since June 2019	Since June 2019

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Proposal 7. Reorganization of GMO International Equity Allocation Series Fund into GMO International Equity Allocation Fund8

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return greater than that of its benchmark, the MSCI ACWI ex USA.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO International Equity Allocation Series Fund[1] (Current) (Selling Fund)	Class R6
Management fee[2]	0.00%
Distribution and service (12b-1) fee[3]	None
Administration fee	0.05%
Other expenses	0.00%
Acquired fund fees and expenses[4]	0.66%
Total annual fund operating expenses	0.71%
Fee waiver/Expense reimbursement[5]	0.00%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.71%

GMO International Equity Allocation Fund (Current) (Acquiring Fund)	Class R6
Management fee	0.00%[6]
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.66%[7]
Total annual fund operating expenses	0.68%
Expense reimbursement	(0.02)%[8]
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.66%

Combined Fund (Pro Forma)	Class R6
Management fee	0.00%[6]
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.66%[7]
Total annual fund operating expenses	068%
Expense reimbursement	(0.02)%[8]
Total annual fund operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.66%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.

8 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 shares. The Acquiring Fund offers multiple share classes, including Class R6 shares, which is the share class into which the Selling Fund’s Class R6 shares will effectively be converted.

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[2]	Neither the Selling Fund nor the Acquiring Fund charges a management fee or shareholder service fee, but each indirectly bears the management fees and class-specific shareholder service fees of the underlying funds in which the Acquiring Fund invests.

[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

[4]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, these indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.65% and 0.01%, respectively.

[5]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

[6]	Includes both management fee and class-specific shareholder service fee, if any, for each class of shares.

[7]	Consists of approximately 0.65% in underlying fund fees and expenses and 0.01% in purchase premiums and redemption fees paid to underlying funds.

[8]	GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO International Equity Allocation Series Fund (Current) (Selling Fund)
Class R6	$73	$227	$395	$883

GMO International Equity Allocation Fund (Current) (Acquiring Fund)
Class R6	$67	$216	$377	$845

Combined Fund (Pro Forma)
Class R6	$67	$216	$377	$845

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Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the following percentage of the average value of its portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO International Equity Allocation Series Fund (Selling Fund) (excluding short-term investments)	2%
GMO International Equity Allocation Fund (Acquiring Fund) (excluding short-term investments)	7%

Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of a broad-based index.

GMO INTERNATIONAL EQUITY ALLOCATION SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on March 30, 2012. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of Class R6 shares of the Selling Fund as of the commencement of the Selling Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R6 Shares

Years Ending December 31

Highest Quarter: 17.77% (3Q2010)

Lowest Quarter: -19.27% (3Q2011)

Year-to-Date (as of 3/31/20): -23.83%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				10/11/96*
Return Before Taxes	23.43%	4.61%	4.79%	6.76%
Return After Taxes on Distributions	22.43%	3.76%	4.01%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares	14.98%	3.69%	3.92%	5.42%
MSCI ACWI** ex USA (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	21.51%	5.51%	4.97%	5.30%

* Inception date for the Acquiring Fund (Class III shares).

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO INTERNATIONAL EQUITY ALLOCATION FUND (ACQUIRING FUND)

As of the date of this proxy statement/Prospectus, there are no Class R6 shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. Class R6 shares are expected to bear the same expenses as Class III shares and therefore would have comparable returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

46

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 17.78% (3Q2010)

Lowest Quarter: -19.26% (3Q2011)

Year-to-Date (as of 3/31/20): -24.01%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				10/11/96
Return Before Taxes	23.81%	4.76%	4.94%	6.86%
Return After Taxes on Distributions	22.93%	3.97%	4.20%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	15.15%	3.83%	4.05%	5.49%
MSCI ACWI ex USA* (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	21.51%	5.51%	4.97%	5.30%

* MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Asset Allocation	Ben Inker	Head, Asset Allocation Team, GMO	Since the Fund’s inception in 1996	Since the Fund’s inception in 2012
Asset Allocation	John Thorndike	Portfolio Manager, Asset Allocation Team, GMO.	Since June 2019	Since June 2019

47

Proposal 8. Reorganization of GMO Quality Series Fund into GMO Quality Fund9

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO Quality Series Fund[1] (Current) (Selling Fund)	Class R6	Class PS
Management fee[2]	0.48%	0.48%
Distribution and service (12b-1) fee[3]	None	None
Administration fee	0.05%	0.20%[4]
Other expenses	0.04%	0.04%

Total annual fund operating expenses	0.57%	0.72%
Fee waiver/Expense reimbursement[5]	(0.04)%	(0.14)%[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%	0.58%

GMO Quality Fund (Current) (Acquiring Fund)	Class R6	Class I
Management fee	0.48%[6]	0.48%[6]
Other expenses	0.02%	0.12%[7]

Total annual fund operating expenses	0.50%	0.60%
Expense reimbursement/waiver	(0.02)%[6]	(0.02)%[6,7]
Total annual fund operating expenses after expense reimbursement/ waiver	0.48%	0.58%

Combined Fund (Pro Forma)	Class R6	Class I
Management fee	0.48%[6]	0.48%[6]
Other expenses	0.02%	0.12%[7]

Total annual Fund operating expenses	0.50%	0.60%
Expense reimbursement	(0.02%[6]	(0.02)%[6,7]
Total annual fund operating expenses after expense reimbursement/ waiver (Fund and underlying fund expenses)	0.48%	0.58%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.
[2]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the amount reflects the management fee and Class III shareholder service fee paid by the Acquiring Fund. The Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by Class III shares of the Acquiring Fund.
[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.
[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.

9 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 and Class PS shares. The Acquiring Fund offers multiple share classes, including Class R6 and Class I shares, which are the share classes into which the Selling Fund’s Class R6 and Class PS shares, respectively, will effectively be converted.

48

[5]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.
[6]	Includes both management fee of 0.33% and class-specific shareholder service fee, if any, for each class of shares. GMO has contractually agreed to reimburse the Acquiring Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Acquiring Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Acquiring Fund or a class of shares of the Acquiring Fund as a result of the Acquiring Fund’s direct or indirect investments in other series of the Selling Trust. Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.
[7]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Quality Series Fund (Current) (Selling Fund)
Class R6	$54	$179	$314	$710
Class PS	$59	$216	$387	$881

GMO Quality Fund (Current) (Acquiring Fund)
Class R6	$49	$158	$278	$626
Class I	$59	$190	$333	$748

Combined Fund (Pro Forma)
Class R6	$49	$158	$278	$626
Class I	$59	$190	$333	$748

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the percentage of the average value of its portfolio indicated below. The Acquiring Fund’s portfolio turnover rate includes investments in GMO U.S. Treasury Fund, which the Acquiring Fund uses as a short-term investment vehicle for cash management. The Acquiring Fund’s portfolio turnover rate for the fiscal year ended February 29, 2020, excluding transactions in U.S. Treasury Fund and other short-term investments, as a percentage of the average value of its portfolio is also indicated below.

49

Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Quality Series Fund (Selling Fund) (excluding short-term investments)	7%
GMO Quality Fund (Acquiring Fund) (excluding short-term investments)	17%
GMO Quality Fund (Acquiring Fund) (excluding investments in U.S. Treasury Fund and other short-term investments)	17%

Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of a broad-based index. Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

GMO QUALITY SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on January 4, 2018. Class R6 and Class PS shares each have fewer than ten years of annual returns. The returns information in the bar chart below is for Class PS shares, which have a longer period of returns than Class R6 shares. Class R6 shares would have substantially similar annual returns to Class PS shares because they invest in the same portfolio of securities. Their annual returns would differ from Class PS shares to the extent that they bear different expenses. Class R6 shares bear lower expenses than Class PS shares and therefore would have higher returns. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Selling Fund as of the commencement of the Selling Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class PS Shares

Years Ending December 31

Highest Quarter: 12.96% (1Q2019)

Lowest Quarter: -12.33% 2Q2010)

Year-to-Date (as of 3/31/20): -16.27%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				2/6/04*
Return Before Taxes	31.41%	13.53%	13.35%	8.89%
Class PS
Return Before Taxes	31.22%	13.39%	13.20%	8.74%
Return After Taxes on Distributions	28.60%	11.34%	11.12%	7.36%
Return After Taxes on Distributions and Sale of Fund Shares	20.10%	10.17%	10.35%	6.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	8.98%

* Inception date for the Acquiring Fund (Class III shares).

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GMO QUALITY FUND (ACQUIRING FUND)

As of the date of this proxy statement/Prospectus, there are no Class R6 shares or Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 13.25% (1Q2019)

Lowest Quarter: -12.28% (2Q2010)

Year-to-Date (as of 3/31/20): -16.42%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				2/6/04
Return Before Taxes	31.69%	13.72%	13.48%	8.99%
Return After Taxes on Distributions	29.17%	10.81%	10.88%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	20.30%	10.28%	10.47%	7.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	8.98%

Management of the Fund

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Focused Equity	Thomas Hancock	Head, Focused Equity Team, GMO.	Since 2009	Since the Fund’s inception in January 2018
Focused Equity	Ty Cobb	Portfolio Manager, Focused Equity Team, GMO.	Since June 2019	Since June 2019
Focused Equity	Anthony Hene	Portfolio Manager, Focused Equity Team, GMO.	Since 2015	Since the Fund’s inception in January 2018

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Proposal 9. Reorganization of GMO Resources Series Fund into GMO Resources Fund10

Investment Objectives

The investment objective of each of the Selling Fund and Acquiring Fund is: Total return.

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval or prior notice. Because the Selling Fund invests all or substantially all of its assets in shares of the Acquiring Fund, its investment objective will change to reflect any changes to the Acquiring Fund’s investment objective. Neither the Funds nor GMO guarantees that the Funds will be able to achieve their investment objectives.

Fees and Expenses (Current and Pro Forma)

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment):

GMO Resources Series Fund[1] (Current) (Selling Fund)	Class R6	Class PS
Management fee[2]	0.65%	0.65%
Distribution and service (12b-1) fee[3]	None	None
Administration fee	0.05%	0.20%[4]
Other expenses	0.10%	0.10%

Total annual fund operating expenses	0.80%	0.95%
Fee waiver/Expense reimbursement[5]	(0.02)%	(0.12)%[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%	0.83%

GMO Resources Fund (Current) (Acquiring Fund)	Class R6	Class I
Management fee	0.65%[6]	0.65%[6]
Other expenses	0.08%	0.16%[7]

Total annual fund operating expenses	0.73%	0.81%
Expense reimbursement/waiver	(0.00)%[6]	(0.00)%[6,7]
Total annual fund operating expenses after expense reimbursement/ waiver	0.73%	0.81%

Combined Fund (Pro Forma)	Class R6	Class I
Management fee	0.65%[6]	0.65	%6
Other expenses	0.08%	0.16	%7

Total annual fund operating expenses	0.73%	0.81%
Expense reimbursement/waiver	(0.00)%[6]	(0.00)%[6,7]
Total annual fund operating expenses after expense reimbursement/ waiver	0.73%	0.81%

[1]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the information for the Selling Fund in this table and in the Example below reflects the expenses of both the Selling Fund and the Acquiring Fund in which the Selling Fund invests.
[2]	Because the Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund, the amount reflects the management fee and Class III shareholder service fee paid by the Acquiring Fund. The Selling Fund does not charge a management fee or shareholder service fee, but indirectly bears those fees paid by Class III shares of the Acquiring Fund.
[3]	Distribution and service (12b-1) fees are paid for sub-transfer agency, recordkeeping, and other administrative services provided by financial intermediaries.

10 Although the Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, the Selling Fund has outstanding only Class R6 and Class PS shares. The Acquiring Fund offers multiple share classes, including Class R6 and Class I shares, which are the share classes into which the Selling Fund’s Class R6 and Class PS shares, respectively, will effectively be converted.

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[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping, and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Selling Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Selling Fund’s Class PS shares to the annual rate of 0.10% of the average daily net assets attributable to the Selling Fund’s Class PS shares. This arrangement will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.
[5]	GMO has contractually agreed to reimburse the Selling Fund for state registration fees to the extent that they are borne by the Selling Fund. These reimbursements will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Selling Trust’s Board of Trustees.
[6]	Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. GMO has contractually agreed to reimburse the Acquiring Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Acquiring Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Acquiring Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Acquiring Fund, on a class-by-class basis, “Specified Operating Expenses” it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Acquiring Fund’s “Specified Operating Expenses” later fall below the annualized rate of 0.10% per year or the lower expense limit in effect when GMO seeks to recover the expenses. The Acquiring Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Acquiring Fund to exceed the annual limitation rate set forth above or the lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Acquiring Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Acquiring Fund or a class of shares of the Acquiring Fund as a result of the Acquiring Fund’s direct or indirect investments in other series of the Acquiring Trust. Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.
[7]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Acquiring Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least September 30, 2021 and may not be terminated prior to this date without the action or consent of the Acquiring Trust’s Board of Trustees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example reflects expenses of each Fund for its period ended February 29, 2020. Pro forma expenses of the Combined Fund are included assuming consummation of the Reorganization as of March 1, 2019, the beginning of the 12-month period ended February 29, 2020. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Annual Fund operating expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
GMO Resources Series Fund (Current) (Selling Fund)
Class R6	$80	$253	$442	$988
Class PS	$85	$291	$514	$1,155

GMO Resources Fund (Current) (Acquiring Fund)
Class R6	$75	$233	$406	$906
Class I	$83	$259	$450	$1,002

Combined Fund (Pro Forma)
Class R6	$75	$233	$406	$906
Class I	$83	$259	$450	$1,002

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Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in the Annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During its fiscal year ended February 29, 2020, each Fund’s portfolio turnover rate (excluding short-term investments) was the percentage of the average value of its portfolio indicated below. The Acquiring Fund’s portfolio turnover rate includes investments in GMO U.S. Treasury Fund, which the Acquiring Fund uses as a short-term investment vehicle for cash management. The Acquiring Fund’s portfolio turnover rate for the fiscal year ended February 29, 2020, excluding transactions in U.S. Treasury Fund and other short-term investments, as a percentage of the average value of its portfolio is also indicated below.

Fund	Percentage of the Average Value of the Fund’s Portfolio
GMO Resources Series Fund (Selling Fund) (excluding short-term investments)	3%
GMO Resources Fund (Acquiring Fund) (excluding short-term investments)	101%
GMO Resources Fund (Acquiring Fund) (excluding investments in GMO U.S. Treasury Fund and other short-term investments)	37%

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Performance

The following bar charts and tables below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s annual total returns from year to year for the periods indicated and by comparing each Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI Commodity Producers Index and the MSCI ACWI. Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

GMO RESOURCES SERIES FUND (SELLING FUND)

The Selling Fund commenced operations on February 1, 2018. Class R6 and Class PS shares each have fewer than ten years of annual returns. The returns information in the bar chart below is for Class PS shares, which have a longer period of returns than Class R6 shares. Class R6 shares would have substantially similar annual returns to Class PS shares because they invest in the same portfolio of securities. Their annual returns would differ from Class PS shares to the extent that they bear different expenses. Class R6 shares bear lower expenses than Class PS shares and therefore would have higher returns. Returns prior to the date the Selling Fund commenced operations are those of the Acquiring Fund (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Selling Fund as of the commencement of the Selling Fund’s operations. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Selling Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R6 shares only; after-tax returns for other classes will vary. Updated performance information for the Selling Fund and the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class PS Shares

Years Ending December 31

Highest Quarter: 17.59% (3Q2017)

Lowest Quarter: -20.55% (3Q2015)

Year-to-Date (as of 3/31/20): -35.25%

Average Annual Total Returns
Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class R6				12/28/11*
Return Before Taxes	19.76%	9.80%	N/A	5.41%
Class PS
Return Before Taxes	19.70%	9.67%	N/A	5.27%
Return After Taxes on Distributions	19.12%	8.88%	N/A	4.18%
Return After Taxes on Distributions and Sale of Fund Shares	12.45%	7.58%	N/A	3.93%
MSCI ACWI** Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	13.06%	2.19%	N/A	0.18%
MSCI ACWI** (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	26.60%	8.41%	N/A	10.65%

* Inception date for the Acquiring Fund (Class III shares).

** MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

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GMO RESOURCES FUND (ACQUIRING FUND)

As of the date of this proxy statement/Prospectus, there are no Class R6 shares or Class I shares outstanding or such shares have not been outstanding for a full calendar year. The returns information below is for the Acquiring Fund’s Class III shares. Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Acquiring Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Acquiring Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 17.65% (3Q2017)

Lowest Quarter: -20.51% (3Q2015)

Year-to-Date (as of 3/31/20): -35.58%

Average Annual Total Returns

Periods Ending December 31, 2019

	1 Year	5 Years	10 Years	Inception
Class III				12/28/11
Return Before Taxes	20.08%	10.09%	N/A	5.61%
Return After Taxes on Distributions	19.44%	9.28%	N/A	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	12.68%	7.92%	N/A	4.18%
MSCI ACWI* Commodity Producers Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	13.06%	2.19%	N/A	0.18%
MSCI ACWI* (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	26.60%	8.41%	N/A	10.65%

* MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Management of the Fund

GMO serves as each Fund’s investment adviser. The Investment Team and Senior Members of GMO primarily responsible for portfolio management of each Fund are as follows:

Investment Team	Senior Member	Title	Length of Service with Acquiring Fund	Length of Service with Selling Fund
Focused Equity	Lucas White	Portfolio Manager, Focused Equity Team, GMO.	Since 2015	Since the Fund’s inception in February 2018
Focused Equity	Thomas Hancock	Head, Focused Equity Team, GMO.	Since the Fund’s inception in 2011	Since the Fund’s inception in February 2018

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ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

As stated above, the Agreement, which provides for the Reorganization of each Selling Fund into the corresponding Acquiring Fund, was previously considered and approved by the Acquiring Trust’s Board of Trustees and by the Selling Trust’s Board of Trustees. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as Appendix A to this proxy statement/prospectus, the following is a summary of certain terms of the Agreement:

•	Each Reorganization is expected to occur on or around November 18, 2020, subject to approval by shareholders of the applicable Selling Fund, receipt of any necessary third-party consents and regulatory approvals, and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Acquiring Fund.

•	Each Selling Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume certain of the Selling Fund’s liabilities and will issue Merger Shares to the Selling Fund. The value of each Selling Fund’s assets, as well as the number of Merger Shares to be issued to the Selling Fund, will be determined in accordance with the Agreement. The Merger Shares will have net asset value per share computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the closing date, using the valuation procedures of the Acquiring Fund in a manner consistent with the Acquiring Fund’s then-current prospectus and statement of additional information. On or soon after the closing date of the applicable Reorganization, each Acquiring Fund will liquidate and distribute the Merger Shares pro rata to shareholders of record of the corresponding Selling Fund. As a result, shareholders of the Selling Fund will become shareholders of the corresponding Acquiring Fund. No shareholders of any Selling Fund will pay any sales charges, commissions, or transaction fees in connection with its Reorganization.

•	The net asset value of each Selling Fund and the corresponding Acquiring Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date of the applicable Reorganization.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

•	The Selling Fund will have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (a) (i) all of the excess of (x) the Selling Fund’s interest income excludable from gross income under Section 103 of the Code over (y) the Selling Fund’s deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund’s investment company taxable income as defined in Section 852 of the Code (computed without regard to any deduction for dividends paid), and (iii) all of the Selling Fund’s net capital gain realized (after reduction for any capital loss carryover), in each case for both the current year (which will end on the closing date) and, if still timely under Section 855 of the Code, the immediately preceding taxable year; and (b) such additional amount, if any, as is necessary to eliminate any liability of the Selling Fund for excise tax under Section 4982 of the Code.

•	The Selling Fund and the corresponding Acquiring Fund will have received all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities to permit consummation of the Reorganization, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Selling Fund will have approved the Agreement by the requisite vote.

•	The Selling Fund and the corresponding Acquiring Fund will have received an opinion of counsel to the effect that the Merger Shares are duly authorized and upon transfer and delivery to the Selling Fund’s shareholders will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of all of the assets of the Selling Fund, fully paid and nonassessable shares in the Acquiring Fund.

•	The Selling Fund and the corresponding Acquiring Fund will have received an opinion of tax counsel substantially to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the shareholders of the Selling Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Selling Fund shares for the Merger Shares of the corresponding Acquiring Fund in connection with the Reorganization and the Selling Fund generally will not recognize gain or loss as a direct result of the Reorganization.

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Termination of the Agreement

The Agreement may be terminated with respect to any Reorganization by any party thereto by providing notice to the other parties. In the event of termination of the Agreement, that Reorganization will not proceed and, in the absence of willful default, there shall be no liability for damages on the part of any of the applicable Selling Fund, the applicable Acquiring Fund, the Selling Trust, the Acquiring Trust, GMO, or their respective trustees, directors, officers and affiliates, except that GMO will bear all expenses incurred by the Funds in connection with or arising out of the Agreement. The termination of the Agreement with respect to one Reorganization will not impact the continuation and enforceability of the Agreement as it applies to each other Reorganization (and applicable Selling Funds and Acquiring Funds).

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the Selling Fund and the Acquiring Fund will receive an opinion from Ropes & Gray LLP substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, for U.S. federal income tax purposes:

•	The transfer of all of the assets of the Selling Fund (the “acquired assets”) in exchange for Merger Shares and the assumption by the Acquiring Fund of certain of the liabilities of the Selling Fund (the “assumed liabilities”) followed by the distribution of the Merger Shares pro rata to the Selling Fund shareholders will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

•	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Merger Shares and the assumption by the Acquiring Fund of the assumed liabilities.

•	Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Selling Fund with respect to the acquired assets in connection with the transfer of the acquired assets to the Acquiring Fund in exchange for the Merger Shares and the assumption by the Acquiring Fund of the assumed liabilities, or with respect to the distribution of the Merger Shares to Selling Fund shareholders as consideration for their shares of the Selling Fund, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing, if any, of the tax year of the Selling Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

•	Under Section 354 of the Code, no gain or loss will be recognized by the Selling Fund shareholders upon their receipt of the Merger Shares solely in exchange for Selling Fund shares.

•	Under Section 358 of the Code, the aggregate tax basis for the Merger Shares received by each Selling Fund shareholder will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the exchange, and under Section 1223(1) of the Code the holding period of the Merger Shares received by each Selling Fund shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets).

•	Under Section 362(b) of the Code, the tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, adjusted for any gain or loss required to be recognized as described above, and under Section 1223(2) of the Code the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund, other than certain assets with respect to which gain or loss is required to be recognized as described above, will include the period during which those assets were held by the Selling Fund.

•	The Acquiring Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Treasury Regulations thereunder.

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Each opinion will be based on assumptions and representations made by the officers of the Selling Fund and the Acquiring Fund and will also be based on customary assumptions. Each opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss for U.S. federal income tax purposes equal to the difference between its tax basis in its Selling Fund shares and the fair market value of the Merger Shares it received. Shareholders of a Selling Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Prior to the closing of each Reorganization, the Selling Fund will declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders (a) (i) all of the excess of (x) the Selling Fund’s interest income excludable from gross income under Section 103 of the Code over (y) the Selling Fund’s deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund’s investment company taxable income as defined in Section 852 of the Code (computed without regard to any deduction for dividends paid), and (iii) all of the Selling Fund’s net capital gain realized (after reduction for any capital loss carryover), in each case for both the current year (which will end on the closing date) and, if still timely under Section 855 of the Code, the immediately preceding taxable year, and (b) such additional amount, if any, as is necessary to eliminate any liability of the Selling Fund for excise tax under Section 4982 of the Code. These distributions will be taxable to shareholders that hold their shares in a taxable account, and such distributions by the Selling Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the Combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Selling Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, the Combined Fund will have tax attributes that generally reflect a blending of the tax attributes of each Fund at the time of the Reorganization (including as affected by the rules described above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any unrealized gains in the Combined Fund’s assets, as well as any taxable income or gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition realized losses of the Selling Fund remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the Combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. Further, any pre-acquisition unrealized losses of the Selling Fund at the time of the Reorganization are not expected to be available to offset capital gains realized by the Combined Fund after the Reorganization.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization, and the occurrence of other Reorganizations involving the same Acquiring Fund, will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the Combined Fund following the Reorganization, and consequently the extent to which the Combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The following table provides a brief summary of certain tax attributes of the Funds as of February 29, 2020. As noted above, the tax effect of a Reorganization depends on each Fund’s relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on February 29, 2020 and cannot be calculated precisely prior to the Reorganization. Portfolio turnover in a Fund, market fluctuations, redemption activity, the nonoccurrence of one or more other Reorganizations into the same Acquiring Fund, or changes in the tax laws could cause the actual tax effects of the Reorganization to differ substantially from those described herein.

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Proposal		Capital loss carryforwards (as of February 29, 2020)	Net unrealized gains (losses) as % of net assets (as of February 29, 2020)
Proposal 1. Reorganization of GMO Benchmark-Free Allocation Series Fund into GMO Benchmark-Free Allocation Fund.	Selling Fund	$(4,269,887)	(4.46)%
	Acquiring Fund	-	(4.66)%
Proposal 2. Reorganization of GMO Climate Change Series Fund into GMO Climate Change Fund.	Selling Fund	-	2.50%
	Acquiring Fund	$(3,654,354)	(1.27)%
Proposal 3. Reorganization of GMO Emerging Domestic Opportunities Series Fund into GMO Emerging Domestic Opportunities Fund.	Selling Fund	-	(3.58)%
	Acquiring Fund	$(86,448,639)	(1.43)%
Proposal 4. Reorganization of GMO Emerging Markets Series Fund into GMO Emerging Markets Fund.	Selling Fund	$(25,206)	(8.80)%
	Acquiring Fund	$(1,322,018,597)	(4.59)%
Proposal 5. Reorganization of GMO Global Asset Allocation Series Fund into GMO Global Asset Allocation Fund.	Selling Fund	$(21,049,955)	(6.69)%
	Acquiring Fund	$(165,823,457)	(7.38)%
Proposal 6. Reorganization of GMO International Developed Equity Allocation Series Fund into GMO International Developed Equity Allocation Fund	Selling Fund	-	(3.35)%
	Acquiring Fund	$(118,300,078)	(24.26)%
Proposal 7. Reorganization of GMO International Equity Allocation Series Fund into GMO International Equity Allocation Fund.	Selling Fund	-	(26.21)%
	Acquiring Fund	$(64,707,668)	(15.20)%
Proposal 8. Reorganization of GMO Quality Series Fund into GMO Quality Fund.	Selling Fund	-	(5.21)%
	Acquiring Fund	-	31.35%
Proposal 9. Reorganization of GMO Resources Series Fund into GMO Resources Fund.	Selling Fund	-	(11.61)%
	Acquiring Fund	$(15,989,881)	(3.95)%

Comparison of Shareholder Rights

Each Selling Fund is a series of the Selling Trust, and each Acquiring Fund is a series of Acquiring Trust. Each Trust is an open-end management investment company organized as a Massachusetts business trust under the laws of Massachusetts by an Amended and Restated Agreement and Declaration of Trust (each, a “Declaration”). Except to the extent otherwise provided by applicable law, the rights of shareholders of the Selling Funds and Acquiring Funds are set forth in each Trust’s Declaration and, in the case of the Acquiring Funds, in the Acquiring Trust’s Amended and Restated By-Laws (the “By-Laws”).

The chart below describes some of the differences between your rights as a Selling Fund shareholder under the Selling Trust’s Declaration and the rights of an Acquiring Fund shareholder under the Acquiring Trust’s Declaration and By-Laws. Following the Reorganizations, each Selling Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will have the rights set forth in the Acquiring Trust’s Declaration and By-Laws. A copy of each Trust’s Declaration is on file with the Secretary of The Commonwealth of Massachusetts.

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Category	Acquiring Fund	Selling Fund
1. Par Value	Each share has no par value.	Each share has no par value.
2. Preemptive Rights	None.	None.
3. Preference	None but subject to change by the Trustees.	None but subject to change by the Trustees.
4. Appraisal Rights	None.	None.
5. Exchange Rights	Class R6 and Class I shares have no exchange rights. Subject to change by the Trustees.	Class R6 and Class PS shares may be exchanged into the same class of another Selling Fund if eligibility requirements are met. Subject to change by the Trustees.
6. Conversion Rights	Class R6 shares have no conversion rights. Class I shares may convert into Class R6 shares of the same Fund in limited circumstances. Subject to change by the Trustees.	Class R6 and Class PS shares may convert into another class of the same Fund if eligibility requirements are met. Subject to change by the Trustees.
7. Division of Property	No right to call for any partition or division of Trust property.	No right to call for any partition or division of Trust property.
8. Personal Liability of Shareholders	None, subject to theoretical risks under Massachusetts common law. Shareholders held personally liable solely by reason of being a shareholder are entitled to indemnification out of the assets of series of the Trust of which he or she was a shareholder.	None, subject to theoretical risks under Massachusetts common law. Shareholders held personally liable solely by reason of being a shareholder are entitled to indemnification out of the assets of series of the Trust of which he or she was a shareholder.
9. Annual Meetings	None.	None.
10. Right to Call Meeting of Shareholders	None.	None.
11. Notice of Meetings	Written notice to each shareholder entitled to vote at least 7 days before the meeting.	No specific period of advanced notice of a meeting is stipulated.
12. Record Date for Meetings	Trustees may fix in advance up to 60 days before the meeting.	No specific period is stipulated by which a record date must precede a meeting.
13. Quorum Requirements	40% of shares entitled to vote, unless a larger quorum is required by law.	10% of shares entitled to vote, unless a larger quorum is required by law or established by the Trustees.
14. Required Vote (other than Election of Trustees)	Majority of shares voted when a quorum is present, unless a larger vote is required by law.	Trustees determine the required vote.
14. Election of Trustees	Requires plurality when a quorum is present. No cumulative voting.	Trustees determine the required vote. No cumulative voting.
15. Adjournment of Meetings	A majority of shares voted, whether or not a quorum is present.	Trustees determine the required vote.
16. Removal of Trustees by Shareholders	None.	None.
17. Redemption at the Option of the Trust	The Trust has the option at any time to redeem shares at their net asset value.	The Trust has the option at any time to redeem shares at their net asset value.
18. Claims on Behalf of the Trust	Require a written demand requesting the Trustees to bring, maintain, or settle such action, proceeding, or claim. Any determination by the Trustees is binding on shareholders.	Require a written demand on the Trustees. Any decision by the Trustees to bring, maintain, or settle (or not to bring, maintain or settle) such action is binding on shareholders.
19. Declaration of Trust Amendments	Shareholder vote not required for amendments.	Shareholder vote required for amendments, with certain exceptions.

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Reasons for the Proposed Reorganizations and Board Deliberations

Each Reorganization was reviewed by the Selling Trust’s Board of Trustees (the “Board”), with the advice and assistance of Fund counsel and independent legal counsel to the Board. Information on the Trustees of the Board and its governance structure can be found in the Selling Fund SAI. At a special meeting of the Selling Trust’s Board of Trustees in July 2020, the Board considered the Reorganization of each Selling Fund, as proposed by GMO. In connection with that Board meeting, GMO provided background materials, analyses, and other information to the Board regarding, among other things, the topics discussed below and responded to questions raised by the Board at that meeting.

After the Board reviewed, evaluated, and discussed the materials, analyses, and information provided to it that the Board considered relevant to its deliberations, the Board, including the Independent Trustees, unanimously approved the Reorganization of each Selling Fund. The Board, including the Independent Trustees, also unanimously determined that participation by each Selling Fund overseen by it in its Reorganization was in the best interests of the Selling Fund and that the interests of existing shareholders of the Selling Fund would not be diluted as a result of the Reorganization.

In reaching the decision to recommend that the shareholders of the Selling Funds vote to approve the Reorganization for each Fund, the Board considered a number of factors, including, among others, in no order of priority:

1.	the various potential benefits of the Reorganization to the shareholders of the Selling Fund;

2.	the continuity of investment exposure for Selling Fund shareholders in light of the identical investment objectives and policies and substantial similarities of the principal investment strategies of the Selling Fund and the corresponding Acquiring Fund and the fact that the Selling Fund currently invests all or substantially all of its assets in the corresponding Acquiring Fund;

3.	the operating expenses that shareholders of each class of shares of the Selling Fund and Acquiring Fund are expected to experience as shareholders of the Combined Fund after the Reorganization relative to the operating expenses currently borne by such shareholders (see “Fees and Expenses”);

4.	the current assets of the Selling Fund and the corresponding Acquiring Fund and potential for economies of scale;

5.	that the Investment Team and Senior Member(s) of GMO primarily responsible for the management of the Selling Fund and corresponding Acquiring Fund, and expected to continue to be primarily responsible for the management of the Combined Fund, is the same;

6.	the substantially similar historical performance of the Selling Fund and the corresponding Acquiring Fund, recognizing that no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

7.	the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Acquiring Fund’s use of the Selling Fund’s pre-merger losses for U.S. federal income tax purposes after the Reorganization and the potential diminution of the Acquiring Fund’s ability to use those losses to offset future gains (see “ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION—Tax Status of the Reorganizations”);

8.	the potential benefits of the Reorganization to GMO and its affiliates;

9.	the class structure and services provided to the Selling Funds and Acquiring Funds;

10.	that GMO has agreed to bear the costs of each Selling Fund and Acquiring Fund in connection with or arising out of the Reorganization;

11.	that the Reorganization is not expected to result in a change in the Selling Fund’s key service providers or any diminution in the level or quality of services that the Selling Fund shareholders currently receive;

12.	GMO’s recommendation that the Reorganization provides a better course of action for the Selling Fund than other options.

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In their deliberations, the Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. The Board also evaluated the information available to it on a Selling Fund-by-Selling Fund basis, and made determinations separately in respect of each Selling Fund it oversees. Certain of the factors considered by the Board are discussed in more detail below.

Continued Economic Viability. The Board noted that, in light of the ongoing expenses of each Selling Fund and the ability to facilitate substantially similar investment exposure in the corresponding Acquiring Fund, GMO does not view the continued operation of the Selling Funds as a sustainable long-term financial arrangement. The Board considered GMO’s recommendation that the Reorganization is preferable to other courses of action.

Continuity of Investment. The Board took into account the fact that each Selling Fund and its corresponding Acquiring Fund have the same investment objectives, investment policies, and portfolio management team and substantially similar principal investment strategies and principal risks, and that each Selling Fund invests all or substantially all of its assets in the corresponding Acquiring Fund.

Historical Performance. The Board considered that the annual returns of each Selling Fund are substantially similar to the annual returns of the corresponding Acquiring Fund, and that any differences in the annual returns of a Selling Fund from those of the corresponding Acquiring Fund were unrelated to portfolio management and investment exposures (e.g., different expenses, cash flows).

Expense Ratio. The Board took into account the fact that the total annual operating expense ratio experienced by each Selling Fund shareholder (net of applicable waivers/reimbursements) is expected to decrease or remain unchanged following its Reorganization.

Class Structure and Services. The Board noted that Class R6 and Class PS shareholders of the Selling Funds would receive Class R6 and Class I shares, respectively, of the corresponding Acquiring Funds. The Board took into account that shareholders of the Selling Funds bear an administration fee that shareholders of the Acquiring Funds do not bear. The Board also considered that Class R6 and Class PS shareholders would invest directly into an Acquiring Fund and bear its proportionate share of expenses of the Selling Fund directly. In evaluating exchange privileges and conversion rights, the Board observed that shareholders of a Selling Fund may exchange their Selling Fund shares for the same class of shares of another Selling Fund if they satisfy eligibility requirements for the other Selling Fund, whereas shareholders of the Acquiring Funds do not currently have exchange privileges. The Board also noted that Class R6 and Class PS shareholders of the Selling Funds may be able to convert between the different classes of Selling Fund shares if they satisfy eligibility requirements for the other class, if any. In contrast, Class R6 and Class I shareholders of the Acquiring Funds may be able to convert their Class I shares for Class R6 shares of the same Fund if the financial intermediary through which they maintain their account no longer charges fees for sub-transfer agency, recordkeeping, and other administrative services provided to holders of Class R6 shares of such Fund.

Potential Benefits to GMO and its Affiliates. The Board took into account the benefits of the Reorganization to GMO and its affiliates, including cost savings and its ability to more effectively allocate management, business development, and other resources. The Board considered that the Reorganizations are part of an effort intended, among other things, to streamline GMO’s product offerings by eliminating the complexity associated with a master-feeder arrangement. The change will allow selling efforts to focus more time on the substantive investment strategies rather than the legal structure, as well as to allow management, distribution, and other resources to be focused more effectively on a smaller group of funds.

Tax Consequences. The Board examined the relative tax situations of the Selling Funds and the corresponding Acquiring Funds. The Board also considered the anticipated tax-free nature of the exchange of shares in the Reorganizations, and other expected U.S. federal income tax consequences of the Reorganizations (such as the resulting tax impact of each proposed Reorganization to the Selling Funds’ shareholders, including the considerations concerning the effect of loss and loss carryforward positions of the affected Funds).

Board Recommendation

The Board of each Selling Fund unanimously recommends that shareholders of that Selling Fund approve the proposed Agreement.

If the Agreement is not approved for a Selling Fund, the applicable Board will consider what further actions, if any, may be in the best interests of such Selling Fund and its shareholders, including, possibly, re-proposing the Reorganization. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

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If shareholders approve the Reorganization of a Selling Fund, it is anticipated that the Reorganization would occur in November 2020.

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PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Who is entitled to vote?

Shareholders of record of Class R6 and PS shares of each Selling Fund on August 28, 2020 (the “Record Date”) are entitled to vote at the Meeting.11 Shares may be voted during the Meeting or by proxy.

How many shares are entitled to be voted?

With respect to each Reorganization, shares of each Selling Fund are entitled to one vote per share or a proportional fractional vote for each fractional share. All share classes of a Selling Fund will vote together as one class on the Selling Fund’s proposed Reorganization. The total number of shares of each class of each Selling Fund outstanding as of the close of business on the Record Date is set forth below.

Outstanding Shares	Class R6	Class PS	Total
GMO Benchmark-Free Allocation Series Fund	24,686,505.552	25,945,422.773	50,631,928.325
GMO Climate Change Series Fund	N/A	1,225,571.509	1,225,571.509
GMO Emerging Domestic Opportunities Series Fund	N/A	1,075,916.474	1,075,916.474
GMO Emerging Markets Series Fund	1,285,104.931	2,231,103.767	3,516,208.698
GMO Global Asset Allocation Series Fund	15,192,370.592	1,856,418.073	17,048,788.665
GMO International Developed Equity Allocation Series Fund	1,105,575.854	N/A	1,105,575.854
GMO International Equity Allocation Series Fund	1,215,744.542	N/A	1,215,744.542
GMO Quality Series Fund	12,694,903.342	7,226,919.237	19,921,822.579
GMO Resources Series Fund	79,778.186	24,286,407.276	24,366,185.462

What is the quorum and how will shares be tabulated?

A quorum is required for shareholders of a Selling Fund to take action at the Meeting. For each Selling Fund, ten percent (10%) of the shares entitled to vote constitutes a quorum at a Meeting. All shares represented at the Meeting by telephone or by proxy will be counted for purposes of establishing a quorum. Abstentions and broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) will be treated as shares that are present at the Meeting, but which have not been voted. Accordingly, abstentions and broker non-votes will assist the Selling Fund in obtaining a quorum, but will have the effect of a vote against the proposal. In certain circumstances in which a Selling Fund has received sufficient votes to approve a Reorganization, the Selling Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. A Selling Fund may also request that selected brokers and nominees, in their discretion, submit broker non-votes, if doing so is necessary to obtain a quorum.

What is the required vote?

For each Selling Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Selling Fund.

11 Although each Selling Fund offers Class R4, Class R5, Class R6, and Class PS shares, as of the date of this Proxy Statement/Prospectus, each Selling Fund has outstanding only (i) Class R6 shares (GMO International Developed Equity Allocation Series Fund, and GMO International Equity Allocation Series Fund); (ii) Class PS shares (GMO Climate Change Series Fund and GMO Emerging Domestic Opportunities Series Fund); or (iii) Class R6 and Class PS shares (GMO Benchmark-Free Allocation Series Fund, GMO Emerging Markets Series Fund, GMO Global Asset Allocation Series Fund, GMO Quality Series Fund, and GMO Resources Series Fund). Selling Fund share classes that are not outstanding are expected to be terminated prior to the closing of the Reorganization.

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How will my votes be cast?

If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Selling Fund. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received. Not all proposals affect each Selling Fund, and shareholders of a Selling Fund will be entitled to cast votes and authorize proxies on only those proposals affecting the Selling Fund in which they are shareholders.

If you intend to vote at the Meeting, please call the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., toll free at (866) 612-8434 to obtain important information regarding your attendance at the Meeting, including instructions to attend. Whether you plan to attend the Meeting or not, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided, or vote by telephone or over the internet as explained on the proxy card.

Why did my household only receive one copy of this proxy statement/prospectus?

“Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Shareholders of the Selling Funds who share a common address and who have not opted out of the householding process may receive a single copy of the combined proxy statement/prospectus along with the proxy cards. If you received more than one copy of the combined proxy statement/prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the combined proxy statement/prospectus, you may opt out of householding in the future by contacting your financial intermediary.

An additional copy of this combined proxy statement/prospectus may be obtained by writing the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., at 51 Mercedes Way, Edgewood, NY 11717, or calling Broadridge toll free at (866) 612-8434.

How do I revoke my proxy?

If you execute, date and submit a proxy card with respect to your Selling Fund, you may revoke your proxy prior to the Meeting by providing written notice to the Selling Funds’ proxy solicitor, Broadridge Financial Solutions, Inc., at 51 Mercedes Way, Edgewood, NY 11717, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Meeting and casting your vote live. If you authorize your proxy by internet or telephone, you may change your vote prior to the Meeting by authorizing a subsequent proxy by internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last internet or telephone proxy authorization or by attending the Meeting and casting your vote live. Merely attending the Meeting without voting will not revoke your prior proxy.

Will the meetings for each Selling Fund happen simultaneously?

The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, with each proposal being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund’s meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Who is asking for my vote?

The Board of each Selling Fund is asking for your vote and for you to vote as promptly as possible. GMO will bear the expenses of the solicitation. Proxies will be solicited primarily through the mailing of the proxy statement/prospectus and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Selling Fund or by employees or agents of GMO and its affiliated companies. In addition, Broadridge Financial Solutions, Inc. has been engaged to assist in the solicitation of proxies, at GMO’s expense.

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What appraisal rights do I have in connection with the Reorganization?

Neither the Selling Trust’s Declaration nor Massachusetts law grants the shareholders of the Selling Funds any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares is not affected by the proposed Reorganization.

What other matters will be presented at the Meeting?

The Board of each Selling Fund does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

What happens if the required quorum is not met at the Meeting?

If the quorum required for the Meeting has not been met for any Selling Fund, or if the quorum required for the Meeting has been met, but sufficient votes in favor of one or more proposals are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting as to one or more proposals to permit further solicitation of proxies in favor of the proposal. The Trustees of the Selling Trust have determined that, for each Selling Fund, the Meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the Meeting may be held as adjourned after the date set for the original Meeting without further notice.

The persons named as proxies will vote in favor of adjournment with respect to a proposal those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those proxies required to be voted against such proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses associated with the proposals described herein. Any proposal for which sufficient favorable votes have been received may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

CAPITALIZATION

This section contains the following information about the Acquiring Funds and the Selling Funds (all information is shown for the most recent fiscal year ended February 29, 2020 unless otherwise noted):

The following table shows on an unaudited basis the capitalization of each Selling Fund and Acquiring Fund as of February 29, 2020, and the pro forma capitalization of each Combined Fund as of February 29, 2020 assuming the Reorganizations had occurred on that date. Because each of the Selling Funds invests all or substantially all of its assets in securities issued by the Acquiring Fund, the Combined Fund’s pro forma net assets are determined by adding the net assets of the Acquiring Fund and the Pro Forma Adjustments. The Combined Fund’s pro forma combined shares outstanding are determined by dividing the net assets of the Selling Fund by the net asset value per share of the corresponding Acquiring Fund and adding the actual shares outstanding of the corresponding Acquiring Fund. In some instances, Class I and Class R6 of the Acquiring Fund will commence operations upon the closing of the Reorganization.

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Current and Pro Forma Capitalization of each Selling Fund and each Acquiring Fund12

	GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	98,452,962	275,141,724	373,594,686
Class PS	275,126,187	N/A	N/A	N/A
Class R6	335,260,808	0	335,279,955	335,279,955
Class III	N/A	3,785,568,012	(603,683,059)	3,181,884,953
Class IV	N/A	2,085,323,723	0	2,085,323,723
Class MF	N/A	2,827,442,422	0	2,827,442,422
Total	610,386,995	8,796,787,119	6,738,620	8,803,525,739

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	25.52	N/A	25.52
Class PS	9.87	N/A	N/A	N/A
Class R6	9.87	N/A	N/A	25.53
Class III	N/A	25.53	N/A	25.53
Class IV	N/A	25.53	N/A	25.53
Class MF	N/A	25.55	N/A	25.55

Shares Outstanding (Unaudited)
Class I	N/A	3,857,988	10,781,416	14,639,404
Class PS	27,886,855	N/A	N/A	N/A
Class R6	33,959,073	0	13,132,783	13,132,783
Class III	N/A	148,253,303	(23,642,683)	124,610,620
Class IV	N/A	81,684,502	0	81,684,502
Class MF	N/A	110,648,283	0	110,648,283
Total	61,845,928	344,444,076	271,516	344,715,592

	GMO Climate Change Series Fund	GMO Climate Change Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	962,118	11,983,814	12,945,932
Class PS	11,985,820	N/A	N/A	N/A
Class R6	N/A	1,129,392	0	1,129,392
Class III	N/A	121,062,271	(12,014,304)	109,047,967
Total	11,985,820	123,153,781	(30,490)	123,123,291

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	22.36	N/A	22.36
Class PS	10.56	N/A	N/A	N/A
Class R6	N/A	22.36	N/A	22.36
Class III	N/A	22.36	N/A	22.36

Shares Outstanding (Unaudited)
Class I	N/A	43,031	535,949	578,980
Class PS	1,134,531	N/A	N/A	N/A
Class R6	N/A	50,513	0	50,513
Class III	N/A	5,413,505	(537,312)	4,876,193
Total	1,134,531	5,507,049	(1,363)	5,505,686

	GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	N/A	5,069,180	5,069,180
Class PS	5,072,804	N/A	N/A	N/A
Class II	N/A	292,418,414	0	292,418,414
Class III	N/A	103,062,890	(5,021,072)	98,041,818
Class V	N/A	565,384,230	0	565,384,230
Total	5,072,804	960,865,534	48,108	960,913,642

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	N/A	N/A	21.14
Class PS	9.76	N/A	N/A	N/A
Class II	N/A	21.14	N/A	21.14
Class III	N/A	21.13	N/A	21.13
Class V	N/A	21.12	N/A	21.12

Shares Outstanding (Unaudited)
Class I	N/A	N/A	239,791	239,791
Class PS	520,021	N/A	N/A	N/A
Class II	N/A	13,834,093	0	13,834,093
Class III	N/A	4,877,796	(237,628)	4,640,168
Class V	N/A	26,764,520	0	26,764,520
Total	520,021	45,476,409	2,163	45,478,572

12 Although each Selling Fund currently offers Class R4, Class R5, Class R6, and Class PS shares, each Selling Fund has outstanding only (i) Class R6 shares (GMO International Developed Equity Allocation Series Fund, and GMO International Equity Allocation Series Fund); (ii) Class PS shares (GMO Climate Change Series Fund and GMO Emerging Domestic Opportunities Series Fund); or (iii) Class R6 and Class PS shares (GMO Benchmark-Free Allocation Series Fund, GMO Emerging Markets Series Fund, GMO Global Asset Allocation Series Fund, GMO Quality Series Fund, and GMO Resources Series Fund). Each Acquiring Fund offers multiple share classes, including Class R6 and Class I shares, which are the share classes into which the corresponding Selling Fund’s Class R6 and Class PS shares will effectively be converted.

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	GMO Emerging Markets Series Fund	GMO Emerging Markets Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	16,157,605	10,972,195	27,129,800
Class PS	10,973,660	N/A	N/A	N/A
Class R6	13,969,981	0	13,967,310	13,967,310
Clas II	N/A	397,797,611	0	397,797,611
Class III	N/A	333,779,029	(24,589,714)	309,189,315
Class V	N/A	204,614,768	0	204,614,768
Class VI	N/A	2,182,893,056	0	2,182,893,056
Total	24,943,641	3,135,242,069	349,791	3,135,591,860

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	30.75	N/A	30.75
Class PS	9.17	N/A	N/A	N/A
Class R6	9.18	N/A	N/A	30.84
Class II	N/A	30.75	N/A	30.75
Class III	N/A	30.84	N/A	30.84
Class V	N/A	30.52	N/A	30.52
Class VI	N/A	30.52	N/A	30.52

Shares Outstanding (Unaudited)
Class I	N/A	525,480	356,819	882,299
Class PS	1,196,082	N/A	N/A	N/A
Class R6	1,521,089	0	452,896	452,896
Class II	N/A	12,937,923	0	12,937,923
Class III	N/A	10,821,473	(797,332)	10,024,141
Class V	N/A	6,704,011	0	6,704,011
Class VI	N/A	71,517,920	0	71,517,920
Total	2,717,171	102,506,807	12,383	102,519,190

	GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	0	17,941,450	17,941,450
Class PS	17,940,700	N/A	N/A	N/A
Class R6	146,762,057	17,888,470	146,768,909	164,657,379
Class III	N/A	1,539,521,588	(163,019,214)	1,376,502,374
Total	164,702,757	1,557,410,058	1,691,145	1,559,101,203

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	N/A	N/A	31.50
Class PS	9.23	N/A	N/A	N/A
Class R6	9.24	31.50	N/A	31.50
Class III	N/A	31.50	N/A	31.50

Shares Outstanding (Unaudited)
Class I	N/A	0	569,570	569,570
Class PS	1,943,822	N/A	N/A	N/A
Class R6	15,890,783	567,906	4,659,330	5,227,236
Class III	N/A	48,876,858	(5,175,213)	43,701,645
Total	17,834,605	49,444,764	53,687	49,498,451

	GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class R6	10,385,667	N/A	10,386,117	10,386,117
Class III	N/A	297,463,345	(10,258,259)	287,205,086
Total	10,385,667	297,463,345	127,858	297,591,203

Net Asset Value Per Share ($) (Unaudited)
Class R6	9.35	N/A	N/A	14.52
Class III	N/A	14.52	N/A	14.52

Shares Outstanding (Unaudited)
Class R6	1,110,729	0	715,297	715,297
Class III	N/A	20,487,388	(706,492)	19,780,896
Total	1,110,729	20,487,388	8,805	20,496,193

69

	GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class R6	10,473,825	210,223,281	10,474,285	220,697,566
Class III	N/A	646,621,926	(10,409,210)	636,212,716
Total	10,473,825	856,845,207	65,075	856,910,282

Net Asset Value Per Share ($) (Unaudited)
Class R6	8.92	27.44	N/A	27.44
Class III	N/A	27.45	N/A	27.45

Shares Outstanding (Unaudited)
Class R6	1,173,992	7,661,149	381,716	8,042,865
Class III	N/A	23,558,902	(379,206)	23,179,696
Total	1,173,992	31,220,051	2,510	31,222,561

	GMO Quality Series Fund	GMO Quality Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	80,110,437	46,197,039	126,307,476
Class PS	46,197,050	N/A	N/A	N/A
Class R6	59,512,545	77,375,185	59,512,529	136,887,714
Class III	N/A	3,195,240,130	(104,822,140)	3,090,417,990
Class IV	N/A	852,866,250	0	852,866,250
Class VI	N/A	2,077,276,686	0	2,077,276,686
Total	105,709,595	6,282,868,688	887,428	6,283,756,116

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	22.75	N/A	22.75
Class PS	10.51	N/A	N/A	N/A
Class R6	10.51	22.76	N/A	22.76
Class III	N/A	22.77	N/A	22.77
Class IV	N/A	22.82	N/A	22.82
Class VI	N/A	22.77	N/A	22.77

Shares Outstanding (Unaudited)
Class I	N/A	3,521,394	2,030,639	5,552,033
Class PS	4,394,154	N/A	0	0
Class R6	5,663,285	3,399,746	2,614,786	6,014,532
Class III	N/A	140,322,327	(4,603,520)	135,718,807
Class IV	N/A	37,379,147	0	37,379,147
Class VI	N/A	91,211,777	0	91,211,777
Total	10,057,439	275,834,391	41,905	275,876,296

	GMO Resources Series Fund	GMO Rescources Fund	Pro Forma Adjustment	Combined Fund - Pro Forma
Net Assets ($) (Unaudited)
Class I	N/A	0	147,084,890	147,084,890
Class PS	147,083,984	N/A	N/A	N/A
Class R6	285,529	0	285,531	285,531
Class III	N/A	201,320,320	(146,277,387)	55,042,933
Class IV	N/A	311,515,234	0	311,515,234
Total	147,369,513	512,835,554	1,093,034	513,928,588

Net Asset Value Per Share ($) (Unaudited)
Class I	N/A	N/A	N/A	18.11
Class PS	8.36	N/A	N/A	N/A
Class R6	8.36	N/A	N/A	18.11
Class III	N/A	18.11	N/A	18.11
Class IV	N/A	18.06	N/A	18.06

Shares Outstanding (Unaudited)
Class I	N/A	0	8,121,750	8,121,750
Class PS	17,592,665	N/A	N/A	N/A
Class R6	34,148	0	15,766	15,766
Class III	N/A	11,115,058	(8,076,093)	3,038,965
Class IV	N/A	17,250,357	0	17,250,357
Total	17,626,813	28,365,415	61,423	28,426,838

70

OWNERSHIP OF FUND SHARES

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients, or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

On July 20, 2020, the following shareholders held beneficially (unless otherwise indicated) greater than 25% of the outstanding shares of a Selling Fund or an Acquiring Fund. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:

Selling Fund	Shareholder, Jurisdiction of Organization, Parent Company	% Ownership of Fund (current)	% Ownership of Combined Fund Shares (pro forma)
GMO Emerging Domestic Opportunities Series Fund	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105	100%	1.2%
GMO Emerging Markets Series Fund	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105	57.4%	0.7%
GMO Emerging Markets Series Fund	National Financial Services LLC for the Exclusive Benefit of Our Customers Attn: Mutual Funds Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	36.1%	0.4%
GMO Global Asset Allocation Series Fund	The Northern Trust Company as Trustee FBO Abbvie Inc. PO Box 92994 Chicago, IL 60675	85.2%	10.2%
GMO International Developed Equity Allocation Series Fund	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105	100%	3.6%
GMO International Equity Allocation Series Fund	John Hancock Trust Company LLC 690 Canton St Suite 100 Westwood, MA 02090	96.6%	1.4%
GMO Quality Series Fund	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105	60.3%	1.9%

71

Acquiring Fund	Shareholder, Jurisdiction of Organization, Parent Company	% Ownership of Fund (current)	% Ownership of Combined Fund Shares (pro forma)
GMO Benchmark-Free Allocation Fund	Wells Fargo Funds Management FBO Wells Fargo Absolute Return Fund Attn: Fund Administration 525 Market St, 12th Floor San Francisco, CA 94105	29.2%	29.2%
GMO Emerging Domestic Opportunities Fund	The Board of Trustees of the Colleges of Applied Arts & Technology Pension Plan 250 Yonge Street Suite 2900 PO Box 40 Toronto, ON M5B 2L7 Canada	53.6%	53.6%
GMO International Equity Allocation Fund	The Northern Trust Company as Trustee FBO Centurylink - DV PO Box 92994 Chicago, IL 60675	29.5%	29.5%
GMO International Developed Equity Allocation Fund	McMaster University Master Trust Employees Treasury Operations Attn: McMaster Treasury OJN, Room 417, Treasury Operations 1280 Main Street West Hamilton ON L8S 4L8 Canada	39.4%	39.4%
GMO International Developed Equity Allocation Fund	Northern Trust Company as Custodian FBO Lehigh Valley Hospital Inc. Attn: SA Trade Team PO Box 92956 Chicago, IL 60675	35.9%	35.9%
GMO Resources Fund	The Trustees of Princeton University PO Box 35 Princeton, NJ 08544	50.5%	50.5%
GMO Resources Fund	GMO Resources Series Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	34.8%	34.8%

72

As of August 3, 2020, Trustees and officers of the Acquiring Trust, as a group, owned less than 1% of the outstanding shares of each class of shares of each Acquiring Fund. As of August 3, 2020, Trustees and officers of the Selling Trust, as a group, owned less than 1% of the outstanding shares of each class of shares of each Selling Fund.

The table below shows, as of July 20, 2020, (i) the percentage of Fund shares owned by persons owning beneficially or of record 5% or more of any class of outstanding shares of any Acquiring Fund or Selling Fund; and (ii) the percentage of Combined Fund shares that would be held by such persons assuming the Reorganization was consummated on March 1, 2019. Other than as set forth below, to the knowledge of each Fund, no shareholder or group (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended) owns beneficially or of record 5% or more of any class of outstanding shares of any Acquiring Fund or Selling Fund.

Selling Fund Name	Share Class	Shareholder Name and Address	% Ownership of Share Class (current)	% Ownership of Combined Fund Share Class (pro forma)
GMO Benchmark-Free Allocation Series Fund	PS	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main ST San Francisco, CA 94105	45.8%	29.7%
GMO Benchmark-Free Allocation Series Fund	PS	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	25.1%	16.3%
GMO Benchmark-Free Allocation Series Fund	R6	National Financial Services LLC For The Exclusive Benefit Of Our Customers Attn: Mutual Funds Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310	39.5%	38.3%
GMO Benchmark-Free Allocation Series Fund	R6	Commonwealth Of Massachusetts Employees Deferred Compensation Plan Office Of The State Treasurer & Receiver General One Ashburton Place, 12th Floor Boston, MA 02118	32.7%	31.7%
GMO Benchmark-Free Allocation Series Fund	R6	Charles Schwab & Co. Inc. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105	23.4%	22.7%
GMO Climate Change Series Fund	PS	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	22.1%	18.4%
GMO Climate Change Series Fund	PS	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main ST San Francisco, CA 94105	6.4%	5.3%
GMO Emerging Domestic Opportunities Fund	PS	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main ST San Francisco, CA 94105	100.0%	100%
GMO Emerging Markets Series Fund	PS	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main ST San Francisco, CA 94105	89.8%	50.3%

73

GMO Emerging Markets Series Fund	PS	TD Ameritrade Inc FBO Our Clients PO Box 2226 Omaha, NE 68103	9.5%	5.3%
GMO Emerging Markets Series Fund	R6	National Financial Services LLC For The Exclusive Benefit Of Our Customers Attn: Mutual Funds Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310	100.0%	35.5%
GMO Global Asset Allocation Series Fund	PS	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main ST San Francisco, CA 94105	100.0%	100%
GMO Global Asset Allocation Series Fund	R6	The Northern Trust Company As Trustee FBO Abbvie Inc PO Box 92994 Chicago, IL 60675	95.6%	86.1%
GMO International Developed Equity Allocation Series Fund	R6	Charles Schwab & Co. Inc. Special Custody Account FBO Customers 211 Main Street San Francisco, CA 94105	100.0%	100%
GMO International Equity Allocation Series Fund	R6	John Hancock Trust Company LLC 690 Canton St Suite 100 Westwood, MA 02090	96.6%	4.4%
GMO Quality Series Fund	PS	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105	18.2%	6.3%
GMO Quality Series Fund	PS	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.2%	2.1%
GMO Quality Series Fund	R6	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main St San Francisco, CA 94105	94.8%	58.8%
GMO Resources Series Fund	PS	Great Western Bank DBA Douglas & Co Attn: Trust Department 225 S Main Avenue Sioux Falls, SD 57117	13.3%	13.3%
GMO Resources Series Fund	PS	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	10.8%	10.8%
GMO Resources Series Fund	R6	National Financial Services LLC For The Exclusive Benefit Of Our Customers Attn: Mutual Funds Department, 4th Fl 499 Washington Blvd. Jersey City, NJ 07310	100.0%	100%

74

Acquiring Fund Name	Share Class	Shareholder Name and Address	% Ownership of Share Class (current)	% Ownership of Combined Fund Shares (pro forma)
GMO Benchmark Free Allocation Fund	R6	Vanguard Fiduciary Trust Company Attn: Investment Services PO Box 2600 Vm L20 Valley Forge, PA 19482	100.0%	2.9%
GMO Benchmark Free Allocation Fund	I	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco, CA 94105	66.4%	23.3%
GMO Climate Change Fund	R6	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco, CA 94105	99.6%	99.6%
GMO Climate Change Fund	I	Pershing LLC PO Box 2052 Jersey City, NJ 07303	48.6%	8.2%
GMO Climate Change Fund	I	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco, CA 94105	39.1%	6.6%
GMO Climate Change Fund	I	TD Ameritrade Inc. PO Box 2226 Omaha, NE 68103	12.3%	2.1%
GMO Emerging Markets Fund	I	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco, CA 94105	93.0%	40.9%
GMO Emerging Markets Fund	R6	National Financial Services LLC For The Exclusive Benefit Of Our Customers Attn: Mutual Funds Department 499 Washington Blvd. 4th Floor Jersey City, NJ 07310	98.7%	63.7%
GMO Global Asset Allocation Fund	R6	Matrix Trust Company As Trustee FBO St. Jude Medical, Inc. Management Savings Plan P. O. Box 52129 Phoenix, AZ 85072	74.0%	7.3%
GMO Global Asset Allocation Fund	R6	Great-West Trust Company LLC Ttee F DTE Tactical Asset Allocation 8525 E Orchard Rd Greenwood Village Co 80111	25.1%	2.5%
GMO International Equity Allocation Fund	R6	The Northern Trust Company As Trustee FBO Centurylink - DV PO Box 92994 Chicago, IL 60675	99.9%	95.4%
GMO Quality Fund	I	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers 101 Montgomery St San Francisco, CA 94105	35.3%	23.2%
GMO Quality Fund	I	Pershing LLC PO Box 2052 Jersey City, NJ 07303	26.7%	17.5%
GMO Quality Fund	I	US Bank FBO Marion County Sheriff’s Ret Plan 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212	6.6%	3.9%
GMO Quality Fund	I	National Financial Services LLC For The Exclusive Benefit Of Our Customers Attn: Mutual Funds Department 499 Washington Blvd. 4th Floor Jersey City, NJ 07310	5.9%	4.3%
GMO Quality Fund	R6	Commerce Bank 922 Walnut, Tbts-2 Kansas City, MO 64106	29.1%	11.0%
GMO Quality Fund	R6	Commerce Bank 922 Walnut, Tbts-2 Kansas City, MO 64106	16.6%	6.3%
GMO Quality Fund	R6	Commerce Bank 922 Walnut, Tbts-2 Kansas City, MO 64106	10.1%	3.8%
GMO Quality Fund	R6	Commerce Bank Irrevocable Trust 922 Walnut, Tbts-2 Kansas City, MO 64106	9.5%	3.6%
GMO Quality Fund	R6	Commerce Bank Revocable Trust 922 Walnut, Tbts-2 Kansas City, MO 64106	8.2%	3.1%
GMO Quality Fund	R6	Commerce Bank 922 Walnut, Tbts-2 Kansas City, MO 64106	8.2%	3.1%
GMO Quality Fund	R6	Commerce Bank 922 Walnut, Tbts-2 Kansas City, MO 64106	6.6%	2.5%
GMO Quality Fund	R6	Commerce Bank 922 Walnut, Tbts-2 Kansas City, MO 64106	5.8%	2.2%

75

FINANCIAL HIGHLIGHTS OF THE ACQUIRING FUNDS

The financial highlights tables are intended to help you understand each Acquiring Fund’s financial performance for the past five years (or, if shorter, the period of the Acquiring Fund’s operations). Some information reflects financial results for a single Acquiring Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Acquiring Fund’s financial statements, is incorporated by reference in the Reorganization SAI and included in the Acquiring Trust’s annual reports, which are available upon request. Information is presented for each Acquiring Fund, and its Class R6 and Class I shares, that had investment operations during and through the end of the most recent annual fiscal reporting period, except where the corresponding class of the corresponding Selling Fund (Class R6 shares, in the case of Class R6 shares of an Acquiring Fund, and Class PS shares, in the case of Class I shares of an Acquiring Fund) are not outstanding. In addition, because each Acquiring Fund’s Class R6 and Class I shares have not been outstanding for the full five-year period covered by these financial highlights, information is presented for Class II shares of GMO Emerging Domestic Opportunities Fund and Class III shares of each other Acquiring Fund. For periods before their inception, Class R6 and Class I shares would have substantially similar annual returns to Class III shares because they invest in the same portfolio of securities. Their annual returns would differ from Class III shares to the extent that they bear different expenses. While Class R6 shares bear the same expenses as Class III shares, Class I shares bear higher expenses than Class III shares and therefore would have lower returns.

76

Financial Highlights — GMO Benchmark-Free Allocation Fund

	Class III Shares						Class I Shares
	Year Ended February 28/29,						Period from August 8, 2019 (commencement of operations) through February 29,
	2020	2019	2018	2017	2016(a)		2020
Net asset value, beginning of period	$26.36	$27.76	$25.78	$23.46	$27.04		$26.24
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.83	0.82	0.52	0.37	0.19		1.10
Net realized and unrealized gain (loss)	(0.75)	(1.30)	2.12	2.35	(3.26)		(0.93)
Total from investment operations	0.08	(0.48)	2.64	2.72	(3.07)		0.17
Less distributions to shareholders:
From net investment income	(0.90)	(0.90)	(0.66)	(0.40)	(0.34)		(0.89)
From net realized gains	(0.01)	(0.02)	--	--	(0.17)		--
Total distributions	(0.91)	(0.92)	(0.66)	(0.40)	(0.51)		(0.89)
Net asset value, end of period	$25.53	$26.36	$27.76	$25.78	$23.46		$25.52
Total Return(c)	0.11%	(1.55)%	10.28%	11.66%	(11.51)%		0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,785,568	$4,642,211	$5,162,084	$5,248,863	$5,872,663		$98,453
Net operating expenses to average daily net assets(d)	0.66%	0.65%	0.65%	0.65%	0.66%		0.74	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	--	--	--	--	0.02	%(e)	--
Total net expenses to average daily net assets(d)	0.66%	0.65%	0.65%	0.65%	0.68%		0.74	%*
Net investment income (loss) to average daily net assets(b)	3.12%	3.07%	1.93%	1.46%	0.73%		7.22	%*
Portfolio turnover rate	10%	18%	9%	7%	53	%(f)	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.15%	0.15%	0.16%	0.15%	0.15%		0.15%
Purchase premiums and redemption fees consisted of the following per share amounts: †	$--	$0.00 (h)	$0.01	$0.02	$0.01		$--

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015.

(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)	Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.

(g)	Ratios include indirect fees waived or borne by GMO.

(h)	Rounds to less than $0.01.

†	Calculated using average shares outstanding throughout the period.

77

Financial Highlights — GMO Climate Change Fund

	Class III Shares					Class I Shares
	Year Ended February 28/29,			Period from April 5, 2017 (commencement of operations) through February 28,		Period from February 25, 2020 (commencement of operations) through February 29,
	2020		2019	2018		2020
Net asset value, beginning of period	$22.04		$23.81	$20.00		$23.37
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.41		0.36	0.23		0.01
Net realized and unrealized gain (loss)	0.87		(1.61)	4.41		(1.02)
Total from investment operations	1.28		(1.25)	4.64		(1.01)
Less distributions to shareholders:
From net investment income	(0.45)		(0.26)	(0.22)		--
From net realized gains	(0.51)		(0.26)	(0.61)		--
Total distributions	(0.96)		(0.52)	(0.83)		--
Net asset value, end of period	$22.36		$22.04	$23.81		$22.36
Total Return(b)	5.66%		(5.22)%	23.28	%**	(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,062		$113,000	$26,694		$962
Net expenses to average daily net assets(c)	0.77%		0.75%	0.78	%*	0.87	%*
Net investment income (loss) to average daily net assets(a)	1.84%		1.61%	1.09	%*	1.93	%*
Portfolio turnover rate(d)	62%		29%	44	%**	62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%(e)	0.26%	0.73	%*	0.43	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019 and the period ended February 28, 2018, including transactions in USTF was 173%, 121% and 174%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.

†	Calculated using average shares outstanding throughout the period.

*	Annualized.

**	Not annualized.

78

Financial Highlights — GMO Emerging Domestic Opportunities Fund

	Class II Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$21.61		$28.86		$22.64		$19.36		$23.99
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.24		0.25		0.25		0.34
Net realized and unrealized gain (loss)	0.18		(4.58)		6.33		3.68		(4.60)
Total from investment operations	0.58		(4.34)		6.58		3.93		(4.26)
Less distributions to shareholders:
From net investment income	(1.05)		(0.17)		(0.36)		(0.65)		(0.37)
From net realized gains	--		(2.74)		--		--		--
Total distributions	(1.05)		(2.91)		(0.36)		(0.65)		(0.37)
Net asset value, end of period	$21.14		$21.61		$28.86		$22.64		$19.36
Total Return(b)	2.39%		(15.48)%		29.10%		20.62%		(17.91)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$292,418		$467,336		$700,211		$603,565		$556,539
Net expenses to average daily net assets(c)	1.03%		1.04%		1.06%		1.06%		1.07%
Net investment income (loss) to average daily net assets(a)	1.81%		1.00%		0.96%		1.12%		1.51%
Portfolio turnover rate	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.01%		0.02%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts: †	$0.05		$0.05		$0.03		$0.02		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.

†	Calculated using average shares outstanding throughout the period.

79

Financial Highlights — GMO Emerging Markets Fund

	Class III Shares									Class I Shares
	Year Ended February 28/29,									Period from January 14, 2020 (commencement of operations) through February 29,
	2020		2019		2018		2017(a)		2016(a)	2020
Net asset value, beginning of period	$32.32		$36.51		$30.05		$22.83		$30.57	$35.29
Income (loss) from investment operations:
Net investment income (loss)(b)†	1.21		1.01		0.72		0.57		0.66	0.00	(b)
Net realized and unrealized gain (loss)	(1.09)		(4.21)		6.64		7.27		(7.56)	(4.54)
Total from investment operations	0.12		(3.20)		7.36		7.84		(6.90)	(4.54)
Less distributions to shareholders:
From net investment income	(1.60)		(0.99)		(0.90)		(0.62)		(0.84)	--
Total distributions	(1.60)		(0.99)		(0.90)		(0.62)		(0.84)	--
Net asset value, end of period	$30.84		$32.32		$36.51		$30.05		$22.83	$30.75
Total Return(c)	(0.08)%		(8.51)%		24.71%		34.67%		(22.80)%	(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$333,779		$277,824		$390,827		$301,786		$189,907	$16,158
Net expenses to average daily net assets(d)	0.88%		0.88%		0.91%		1.01%		1.04%	0.94	%*
Net investment income (loss) to average daily net assets(b)	3.68%		3.08%		2.14%		2.07%		2.45%	(0.05	)%*
Portfolio turnover rate	100	%(e)	98	%(e)	87	%(e)	62	%(e)	104%	100	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%(f)	0.11%		0.11%		0.03%		0.01%	0.19	%(f)*
Purchase premiums and redemption fees consisted of the following per share amounts: †	$0.02		$0.08		$0.11		$0.09	(a)	$0.10 (a)	--

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.

†	Calculated using average shares outstanding throughout the period.

*Annualized.

**Not annualized.

80

Financial Highlights — GMO Global Asset Allocation Fund

	Class III Shares										Class R6 Shares
	Year Ended February 28/29,										Period from September 30, 2019 through February 29, 2020
	2020		2019		2018		2017(a)		2016(a)		2020
Net asset value, beginning of period	$31.47		$33.31		$30.48		$27.60		$33.81		$32.56
Income (loss) from investment operations:
Net investment income (loss)(b)†	1.08		1.02		0.73		0.61		1.02		0.86
Net realized and unrealized gain (loss)	0.29		(1.74)		2.93		3.00		(4.53)		(0.71)
Total from investment operations	1.37		(0.72)		3.66		3.61		(3.51)		0.15
Less distributions to shareholders:
From net investment income	(1.34)		(1.12)		(0.83)		(0.73)		(1.14)		(1.21)
From net realized gains	--		--		--		--		(1.56)		--
Total distributions	(1.34)		(1.12)		(0.83)		(0.73)		(2.70)		(1.21)
Net asset value, end of period	$31.50		$31.47		$33.31		$30.48		$27.60		$31.50
Total Return(c)	4.12%		(1.96)%		12.04%		13.21%		(10.98	)%**	0.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,539,522		$1,909,728		$2,475,605		$2,423,945		$3,317,792		$17,888
Net operating expenses to average daily net assets(d)(e)	0.00%		0.00%		0.00%		0.00%		0.00%		--
Net investment income (loss) to average daily net assets(b)	3.32%		3.17%		2.24%		2.06%		3.33%		6.23%
Portfolio turnover rate	27	%(f)	21	%(f)	20	%(f)	19	%(f)	20%		27	%(f)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01		0.01%		0.01%		0.01%		0.01%		0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts: †	$--		$0.00	(g)	$0.01		$0.02		$0.01		$--

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)	Rounds to less than 0.01%.

(f)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 28%, 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.

†	Calculated using average shares outstanding throughout the period.

*	Annualized.

**	Not annualized.

81

Financial Highlights — GMO International Developed Equity Allocation Fund

	Class III Shares
	Year Ended February 28/29,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.75	$17.32	$14.72	$13.05	$16.88
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.49	0.51	0.53	0.45	0.48
Net realized and unrealized gain (loss)	(0.12)	(2.56)	2.61	1.79	(3.83)
Total from investment operations	0.37	(2.05)	3.14	2.24	(3.35)
Less distributions to shareholders:
From net investment income	(0.60)	(0.52)	(0.54)	(0.57)	(0.48)
Total distributions	(0.60)	(0.52)	(0.54)	(0.57)	(0.48)
Net asset value, end of period	$14.52	$14.75	$17.32	$14.72	$13.05
Total Return(b)	2.14%	(11.57)%	21.41%	17.37%	(20.09)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,463	$572,830	$664,867	$601,792	$942,823
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.25%	3.25%	3.20%	3.14%	3.07%
Portfolio turnover rate	11%	8%	5%	10%	14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02%	0.01%	0.01%	0.01%*
Purchase premiums and redemption fees consisted of the following per share amounts: †	$--	$0.00 (e)	$0.00 (e)	$0.01	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	Rounds to less than 0.01%.

(e)	Rounds to less than $0.01.

†	Calculated using average shares outstanding throughout the period.

82

Financial Highlights — GMO International Equity Allocation Fund

	Class III Shares					Class R6 Shares
	Year Ended February 28/29,					Period from August 30, 2019 (commencement of operations) through February 29,
	2020	2019	2018	2017(a)	2016(a)	2020
Net asset value, beginning of period	$28.09	$32.62	$27.49	$23.40	$31.71	$27.07
Income (loss) from investment operations:
Net investment income (loss)(b)†	1.02	0.91	0.93	0.84	0.84	1.14
Net realized and unrealized gain (loss)	(0.46)	(4.47)	5.19	4.15	(7.11)	0.33
Total from investment operations	0.56	(3.56)	6.12	4.99	(6.27)	1.47
Less distributions to shareholders:
From net investment income	(1.20)	(0.97)	(0.99)	(0.90)	(0.87)	(1.10)
From net realized gains	--	--	--	--	(1.17)	--
Total distributions	(1.20)	(0.97)	(0.99)	(0.90)	(2.04)	(1.10)
Net asset value, end of period	$27.45	$28.09	$32.62	$27.49	$23.40	$27.44
Total Return(c)	1.62%	(10.69)%	22.38%	21.57%	(20.70)%	(5.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$646,622	$929,967	$1,151,327	$1,085,803	$1,134,800	$210,223
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(b)	3.55%	3.09%	3.00%	3.20%	2.92%	7.83	%*
Portfolio turnover rate	7%	8%	12%	7%	14%	7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts: †	$--	$0.00 (f)	$0.02	$0.02	$0.01	$--

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.

(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(e)	Rounds to less than 0.01%.

(f)	Rounds to less than $0.01.

†	Calculated using average shares outstanding throughout the period.

83

Financial Highlights — GMO Quality Fund

	Class III Shares									Class R6 Shares		Class I Shares
	Year Ended February 28/29,									Period from November 12, 2019 (Commencement of operations) through February 29,		Period from September 26, 2019 (Commencement of operations) through February 29,
	2020		2019		2018		2017		2016	2020		2020
Net asset value, beginning of period	$22.28		$25.13		$22.05		$18.99		$22.98	$25.21		$23.95
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.35		0.36		0.35		0.38	0.10		0.12
Net realized and unrealized gain (loss)	2.15		1.21		4.70		3.44		(1.04)	(0.83)		0.39
Total from investment operations	2.50		1.56		5.06		3.79		(0.66)	(0.73)		0.51
Less distributions to shareholders:
From net investment income	(0.36)		(0.39)		(0.41)		(0.35)		(0.42)	(0.32)		(0.31)
From net realized gains	(1.65)		(4.02)		(1.57)		(0.38)		(2.91)	(1.40)		(1.40)
Total distributions	(2.01)		(4.41)		(1.98)		(0.73)		(3.33)	(1.72)		(1.71)
Net asset value, end of period	$22.77		$22.28		$25.13		$22.05		$18.99	$22.76		$22.75
Total Return(b)	10.64%		6.86%		23.32%		20.25%		(2.89)%	(3.39	)%**	(1.62	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,195,240		$3,065,461		$3,524,103		$3,587,627		$3,968,156	$77,375		$80,110
Net expenses to average daily net assets(c)	0.48%		0.48%		0.48%		0.48%		0.48%	0.49	%*	0.57	%*
Net investment income (loss) to average daily net assets(a)	1.44%		1.42%		1.48%		1.72%		1.79%	1.31	%*	1.13	%*
Portfolio turnover rate	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%	17	%**	17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.02%		0.02%		0.02%		0.02%	0.02	%(e)*	0.02	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratios include indirect fees waived or borne by GMO.

†	Calculated using average shares outstanding throughout the period.

*	Annualized.

**	Not annualized.

84

Financial Highlights — GMO Resources Fund

	Class III Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.31		$20.88		$17.31		$11.74		$16.33
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65		0.54		0.33		0.30		0.47
Net realized and unrealized gain (loss)	(2.22)		(0.37)		4.02		5.75		(4.67)
Total from investment operations	(1.57)		0.17		4.35		6.05		(4.20)
Less distributions to shareholders:
From net investment income	(0.63)		(0.74)		(0.78)		(0.48)		(0.39)
Total distributions	(0.63)		(0.74)		(0.78)		(0.48)		(0.39)
Net asset value, end of period	$18.11		$20.31		$20.88		$17.31		$11.74
Total Return(b)	(8.14)%		0.99%		26.00%		51.75%		(25.76)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,320		$169,523		$54,037		$22,562		$13,864
Net expenses to average daily net assets(c)	0.73%		0.74	%(d)	0.76	%(d)	0.77%		0.77%
Net investment income (loss) to average daily net assets(a)	3.24%		2.68%		1.77%		1.99%		3.36%
Portfolio turnover rate	37	%(e)	35	%(e)	48	%(e)	29	%(e)	130%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(a)	0.00	%(f)(g)	--		0.06%		0.10%		0.10%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.02		$0.05		$0.02		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.

(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.

(d)	Includes recoupment of past reimbursed and/or waived fees.

(e)	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 101%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.

(g)	Rounds to less than $0.01.

†	Calculated using average shares outstanding throughout the period.

85

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT (the “Agreement”) is made as of this 10th day of August, 2020, by and between GMO Series Trust, on behalf of each of its series identified in Exhibit A (each, a “Selling Fund”) and GMO Trust, on behalf of each of its series identified in Exhibit A (each, an “Acquiring Fund”), and, solely with respect to Sections 1.3, 9.1, 9.2, 11.1, and 11.2 hereof, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The reorganizations contemplated by this Agreement (each, a “Reorganization”) will consist of (i) the transfer of all of the assets of each Selling Fund, as consideration for shares of beneficial interest of the corresponding Acquiring Fund identified in Exhibit A (hereinafter, the “corresponding Acquiring Fund”) (such shares, the “Merger Shares”); (ii) the assumption by each Acquiring Fund of all of the liabilities, debts, obligations, and duties of whatever kind or nature of the corresponding Selling Fund identified in Exhibit A (hereinafter, the “corresponding Selling Fund”); and (iii) the distribution by each Selling Fund, on or after the Closing Date hereinafter referred to, of the Merger Shares pro rata to the shareholders of the corresponding class of the Selling Fund identified in Exhibit B in liquidation and termination of the corresponding Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

This Agreement, with respect to each Reorganization, is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.

To the extent this Agreement provides for multiple reorganizations, it is to be treated as if each reorganization between a Selling Fund and the corresponding Acquiring Fund had been the subject of a separate agreement. Each Selling Fund and GMO Series Trust acting for itself and on behalf of such Selling Fund, and each Acquiring Fund and GMO Trust acting for itself and on behalf of such Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party. Hereinafter, each reference in this Agreement to “the Selling Fund” shall mean each Selling Fund identified in Exhibit A, each reference in this Agreement to “the Acquiring Fund” shall mean the corresponding Acquiring Fund, and each reference to “the Funds” shall mean each Selling Fund and its corresponding Acquiring Fund.

WHEREAS, the Selling Fund is a separate investment series of GMO Series Trust, a Massachusetts business trust, with its principal place of business at 40 Rowes Wharf, Boston, Massachusetts 02110, an open-end, registered investment company, and the Selling Fund invests all or substantially all of its assets in securities issued by the Acquiring Fund;

WHEREAS, the Acquiring Fund is a separate investment series of GMO Trust, a Massachusetts business trust, with its principal place of business at 40 Rowes Wharf, Boston, Massachusetts 02110, an open-end, registered investment company;

WHEREAS, the Acquiring Fund is authorized to issue additional shares of beneficial interest;

A-1

WHEREAS, the trustees of GMO Series Trust have determined that the transfer of all of the assets of the Selling Fund in exchange for Merger Shares and the assumption of all of the liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions set forth herein are in the best interests of the Selling Fund, and that the interests of the Selling Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the trustees of GMO Trust have determined that the transfer of all of the assets of the Selling Fund in exchange for Merger Shares and the assumption of all of the liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions set forth herein are in the best interests of the Acquiring Fund, and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the trustees of GMO Series Trust and the trustees of GMO Trust each have approved the exchange by the Selling Fund of Merger Shares for the assets and liabilities of the Selling Fund, and the issuance by the Acquiring Fund of the Merger Shares to the Selling Fund, on the terms and conditions set forth herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND AS CONSIDERATION FOR THE MERGER SHARES; DISTRIBUTION TO SELLING FUND SHAREHOLDERS

1.1              THE TRANSACTIONS. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund, subject to all of the Selling Fund’s liabilities as set forth in paragraph 1.3. The Acquiring Fund agrees to acquire and assume these assets and liabilities and, as consideration therefor, to deliver to the Selling Fund the number of Merger Shares, including fractional Merger Shares, computed in the manner and as of the time and date set forth in Article II. Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2              ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all cash, securities, commodities, interests in derivative instruments, and dividends or interest or other receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund as of the Closing (such assets, the “Acquired Assets”).

1.3              LIABILITIES TO BE ASSUMED. The Acquiring Fund shall assume all of the Selling Fund’s liabilities, debts, obligations, and duties that are reflected on a Statement of Assets and Liabilities of the Selling Fund, prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1) (such liabilities, the “Assumed Liabilities”). The Assumed Liabilities also shall include (a) liabilities of the Selling Fund to indemnify each current or former trustee of GMO Series Trust against all liabilities and expenses incurred by such trustee, and to advance related expenses in each case, in the manner and to the extent that such liabilities and expenses would have been indemnified or advanced under GMO Series Trust’s Amended and Restated Agreement and Declaration of Trust, as amended (the “GMO Series Trust Declaration”); and (b) liabilities of the Selling Fund to indemnify current and former shareholders of the Selling Fund, to the extent such shareholders would have been indemnified under the GMO Series Trust Declaration; provided, however, that GMO agrees to reimburse each Acquiring Fund for any such indemnification expenses incurred by an Acquiring Fund under clauses (a) and/or (b) above.

A-2

1.4              DISTRIBUTION. On or as soon after the Closing Date (as defined in paragraph 3.1) as is conveniently practicable: (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Selling Fund Shareholders”), the Merger Shares received by the Selling Fund pursuant to paragraph 1.1 above; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.6 below. Such liquidation and distribution will be accomplished by the transfer of the Merger Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Merger Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Merger Shares distributed to Selling Fund Shareholders will be of the share class or share classes of the Acquiring Fund identified in Exhibit B as corresponding to the share class or share classes held by such Selling Fund Shareholder in the Selling Fund immediately prior to the Closing (hereinafter, the “corresponding share class”). The Acquiring Fund shall not issue certificates representing the Merger Shares in connection with such distribution.

1.5              OWNERSHIP OF SHARES. Ownership of the Merger Shares will be shown on the books of State Street Bank and Trust Company, the Acquiring Fund’s transfer agent.

1.6              TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4, and shall cease to operate as a series of an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

ARTICLE II

VALUATION

2.1              VALUATION OF ASSETS. The value of the Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date (such time and date, the “Valuation Date”), using the valuation procedures of the Acquiring Fund in a manner consistent with the Acquiring Fund’s then-current prospectus and statement of additional information.

2.2              VALUATION OF SHARES. The net asset value per share of the Merger Shares shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures of the Acquiring Fund in a manner consistent with the Acquiring Fund’s then-current prospectus and statement of additional information.

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2.3              SHARES TO BE ISSUED. The number of the Merger Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund’s assets shall be the sum of the amounts determined in respect of each class of the Selling Fund by multiplying the shares outstanding of such class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the corresponding share class of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of each class of Selling Fund shares will receive the corresponding share class of the Acquiring Fund.

2.4              DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, as custodian to the Acquiring Fund, in accordance with its regular practice in pricing the shares and assets of the Funds.

ARTICLE III

CLOSING AND CLOSING DATE

3.1              CLOSING DATE. The closing of the transactions contemplated by paragraph 1.1 (the “Closing”) shall take place on or about November 16, 2020, or such other date as the parties may agree (the “Closing Date”). All acts taking place at the Closing or on the Closing Date shall be deemed to take place simultaneously as of 4:00 p.m. Eastern time on the Closing Date unless otherwise provided or agreed to by the parties. The Closing shall be held as of 4:00 p.m. Eastern time at the offices of GMO Trust, or at such other time and/or place or manner (which may include a virtual closing) as the parties may agree.

3.2              EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange, the U.S. bond markets, or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3              TRANSFER AGENT’S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Funds, shall deliver at the Closing a certificate of an authorized officer setting forth from its records the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company to issue and deliver a confirmation to the Selling Fund evidencing the Merger Shares to be credited on the Closing Date to the Selling Fund’s account or provide evidence satisfactory to the Selling Fund that such Merger Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1              REPRESENTATIONS OF THE SELLING FUND. As of the date indicated below or, if no such date is indicated, as of both the date hereof and the Closing Date, the Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)               The Selling Fund is a separate series of a GMO Series Trust, a business trust duly organized, validly existing, and in good standing under the laws of The Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)               The Selling Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified and where failure to do so would subject it to any material liability or disability, and it has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as currently being conducted.

(c)               GMO Series Trust is registered as an open-end management investment company with the Securities and Exchange Commission (the “Commission”) under the 1940 Act.

(d)               The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and 1940 Act, and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)               The Selling Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of the GMO Series Trust Declaration or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(f)                Except as otherwise disclosed to the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)               The audited financial statements of the Selling Fund at February 29, 2020 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

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(h)               Since February 29, 2020 there has not, to the knowledge of the Selling Fund, been any material adverse change in the Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)                 At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, other than as disclosed to the Acquiring Fund.

(j)                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund, and this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)               The Merger Shares to be issued to the Selling Fund pursuant to paragraph 1.1 will not be acquired for the purpose of making any distribution thereof other than to the Selling Fund Shareholders as provided in paragraph 1.4;

(l)                 The information provided by the Selling Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3, if any, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

(m)             At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been timely filed (giving effect to extensions), all such returns and reports shall have been true, correct and complete in all material respects, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. All tax liabilities of the Selling Fund will have been adequately provided for on its books. To the best of the Selling Fund’s knowledge, Selling Fund is not currently under audit, and no material deficiency, liability or assessment has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(n)               For each taxable year of its operation, the Selling Fund has met, and will meet at all relevant times through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and with respect to any taxable year ending on or before February 29, 2020, has made distributions on or before the Closing Date sufficient to eliminate any income tax on the Selling Fund for such taxable year that has not already been paid by the Selling Fund.

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4.2              REPRESENTATIONS OF THE ACQUIRING FUND. As of the date indicated below or, if no such date is indicated, as of both the date hereof and the Closing Date, the Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)               The Acquiring Fund is a separate investment series of GMO Trust, a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)               The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified and where failure to do so would subject it to any material liability or disability, and it has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as currently being conducted.

(c)               GMO Trust is registered as an open-end management investment company with the Commission under the 1940 Act.

(d)               The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)               The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of GMO Trust’s Amended and Restated Agreement and Declaration of Trust, as amended, or Amended and Restated By-laws, as amended (collectively, the “GMO Trust Organizational Documents”), or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f)                Except as otherwise disclosed to the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)               The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

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(h)               The GMO Trust registration statement under the 1933 Act with respect to the Merger Shares will be in full force and effect and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund, threatened by the Commission, and such registration statement will conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(i)                 The Merger Shares to be issued and delivered to the Selling Fund pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. At the Closing Date, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Merger Shares, nor will there be outstanding any security convertible into any Merger Shares.

(j)                 The information provided by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3, if any, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

(k)               At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been timely filed (giving effect to extensions), all such returns and reports shall have been true, correct and complete in all material respects, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. All tax liabilities of the Acquiring Fund will have been adequately provided for on its books. To the best of the Acquiring Fund’s knowledge, Acquiring Fund is not currently under audit, and no material deficiency, liability or assessment has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

(l)                 For each taxable year of its operation ending on or prior to February 29, 2020, the Acquiring Fund has met, and at all relevant times during its taxable year beginning on March 1, 2020, expects to have met or to be able to meet, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and with respect to any taxable year ending on or before February 29, 2020, has made distributions on or before the Closing Date sufficient to eliminate any income tax on the Acquiring Fund for such taxable year that has not already been paid by the Acquiring Fund.

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ARTICLE V

COVENANTS OF THE PARTIES

5.1              The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include customary dividends, distributions, subscriptions and redemptions. Without limiting the foregoing, each of the Acquiring Fund and the Selling Fund will be covered parties under an errors and omissions insurance policy prior to and including the Closing Date.

5.2              The Selling Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3              In connection with the Selling Fund shareholders’ meeting referred to in paragraph 5.2, the Acquiring Fund will prepare a prospectus/proxy statement (“Prospectus/Proxy Statement”) for such meeting, to be included in a Registration Statement on Form N-14 (the “Registration Statement”), which the Acquiring Fund will prepare and file for registration under the 1933 Act, of the Merger Shares to be distributed to the Selling Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act. The Selling Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Registration Statement.

5.4              The information to be furnished by the Selling Fund for use in the Registration Statement, if any, and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, if any, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

5.5              The Selling Fund will deliver to each of its shareholders of record a copy of the Prospectus/Proxy Statement promptly after it is finalized and the Registration Statement becomes effective with the Commission.

5.6              The Selling Fund shall furnish to the Acquiring Fund at the Closing the Statement of Assets and Liabilities of the Selling Fund as of the Closing setting forth the net asset value of the Acquired Assets as of such date.

5.7              Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

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ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing, and, in addition thereto, the satisfaction or waiver of the following further condition:

6.1              All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of GMO Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect.

6.2              The Selling Fund shall have received on the Closing Date an opinion from Ropes & Gray LLP, counsel to the Selling Funds, dated as of the Closing Date, in form and substance reasonably satisfactory to the Selling Fund, to the following effect:

(a)               GMO Trust is duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and, the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the GMO Trust Organizational Documents;

(b)               This Agreement has been duly authorized, executed, and delivered on behalf of the Acquiring Fund and, assuming the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Selling Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)               The Acquiring Fund has the power to assume the Assumed Liabilities and, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have duly assumed the Assumed Liabilities;

(d)               The Merger Shares to be issued for transfer to the Selling Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; and

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(e)               The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the GMO Trust Organizational Documents.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing and, in addition thereto, the satisfaction or waiver of the following conditions:

7.1              All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of GMO Series Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect.

7.2              The Acquiring Fund shall have received on the Closing Date an opinion from Ropes & Gray LLP, counsel to the Acquiring Funds, dated as of the Closing Date, in form and substance reasonably satisfactory to the Acquiring Fund, to the following effect:

(a)               GMO Series Trust is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Selling Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the GMO Series Trust Declaration;

(b)               This Agreement has been duly authorized, executed and delivered on behalf of the Selling Fund and, assuming the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)               The Selling Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Selling Fund will have duly transferred such assets to the Acquiring Fund; and

(d)               The execution and delivery of this Agreement did not, and the performance by the Selling Fund of its obligations hereunder will not, violate the GMO Series Trust Declaration.

7.3              The Selling Fund shall have delivered to the Acquiring Fund (i) a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the federal income tax bases of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or any Assistant Treasurer of GMO Series Trust; and (ii) a copy of the tax books and records of the Selling Fund necessary for purposes of preparing any tax returns required by law to be filed by the Selling Fund after the Closing Date.

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7.4              Prior to the Closing, the Selling Fund will have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (a) (i) all of the excess of (x) the Selling Fund’s interest income excludable from gross income under Section 103 of the Code over (y) the Selling Fund’s deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund’s investment company taxable income as defined in Section 852 of the Code (computed without regard to any deduction for dividends paid), and (iii) all of the Selling Fund’s net capital gain realized (after reduction for any capital loss carryover), in each case for both the current year (which will end on the Closing Date) and, if still timely under Section 855 of the Code, the immediately preceding taxable year; and (b) such additional amount, if any, as is necessary to eliminate any liability of the Selling Fund for excise tax under Section 4982 of the Code.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE SELLING FUND

If any of the conditions set forth in paragraphs 8.1, 8.2, 8.3, 8.4, and 8.5 below do not exist on or before the Closing with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement. The conditions set forth in paragraphs 8.1 and 8.5 below may not be waived by either party to this Agreement, and must be satisfied prior to Closing.

8.1              This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Selling Fund referred to in paragraph 5.2, if any.

8.2              On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3              All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

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8.4              The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5              The parties hereto shall have received on the Closing Date an opinion from Ropes & Gray LLP, counsel to the Funds, dated as of the Closing Date, in form and substance reasonably satisfactory to the parties, substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, for federal income tax purposes:

(a)               The transfer of all of the Acquired Assets in exchange for the Merger Shares and the assumption by the Acquiring Fund of all of the Assumed Liabilities followed by the distribution of the Merger Shares pro rata to the Selling Fund Shareholders pursuant to this Agreement will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)               Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Merger Shares and the assumption by the Acquiring Fund of the Assumed Liabilities.

(c)               Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Selling Fund with respect to the Acquired Assets in connection with the transfer of the Acquired Assets to the Acquiring Fund in exchange for the Merger Shares and the assumption by the Acquiring Fund of the Assumed Liabilities, or with respect to the distribution of the Merger Shares to Selling Fund Shareholders as consideration for their shares of the Selling Fund, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing, if any, of the tax year of the Selling Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(d)               Under Section 354 of the Code, no gain or loss will be recognized by the Selling Fund Shareholders upon their receipt of the Merger Shares solely in exchange for Selling Fund shares.

(e)               Under Section 358 of the Code, the aggregate tax basis for the Merger Shares received by each Selling Fund Shareholder will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the exchange, and, under Section 1223(1) of the Code, the holding period of the Merger Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets).

(f)                Under Section 362(b) of the Code, the tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, adjusted for any gain or loss required to be recognized as described in (c) above, and, under Section 1223(2) of the Code, the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (c) above, will include the period during which those assets were held by the Selling Fund.

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(g)               The Acquiring Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Treasury Regulations thereunder.

Such opinion shall be based on such assumptions and representations and shall contain such qualifications and limitations as shall be in the opinion of Ropes & Gray LLP appropriate to render the opinions expressed therein and as shall be reasonably satisfactory to the parties hereto.

ARTICLE IX

EXPENSES

9.1              Except as otherwise provided for herein, all expenses incurred by the Funds in connection with or arising out of the transactions contemplated by this Agreement.will be borne by GMO whether incurred before or after the date of this Agreement.

9.2              If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages, except that GMO will bear all expenses incurred by the Funds in connection with or arising out of the transactions contemplated by this Agreement.

ARTICLE X

ENTIRE AGREEMENT

10.1          The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

ARTICLE XI

TERMINATION

11.1          This Agreement may be terminated by any party to this Agreement by providing notice to the other parties.

11.2          Except to the extent provided in Section 9.2 above, in the event of termination of this Agreement, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Selling Fund, GMO Series Trust, GMO Trust, GMO, or their respective trustees, directors, officers and affiliates, to any other party.

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11.3          The termination of this Agreement with respect to a Fund and its corresponding Acquiring Fund or Selling Fund, as applicable, will not impact the continuation and enforceability of this Agreement as it applies to each other Fund.

ARTICLE XII

AMENDMENTS

12.1          This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by GMO Series Trust, on behalf of the Selling Fund, and GMO Trust, on behalf of the Acquiring Fund.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1          The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2          This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3          This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

13.4          This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5          A copy of the Amended and Restated Agreement and Declaration of Trust of GMO Series Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of GMO Series Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Selling Fund, this Agreement is binding only upon the assets and properties of the Selling Fund.

13.6          A copy of the Amended and Restated Agreement and Declaration of Trust of GMO Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of GMO Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Acquiring Fund, this Agreement is binding only upon the assets and properties of the Acquiring Fund.

[Signature page follows]

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

GMO SERIES TRUST, on behalf of each Selling Fund thereof identified on Exhibit A

By: /s/ Douglas Y Charton

Name: Douglas Y Charton

Title: Vice President

GMO TRUST, on behalf of each Acquiring Fund thereof identified on Exhibit A

By: /s/ Douglas Y Charton

Name: Douglas Y Charton

Title: Vice President-Law

Solely for purposes of Sections 1.3, 9.1, 9.2, 11.1, and 11.2, GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

By: /s/ Douglas Y Charton

Name: Douglas Y Charton

Title: Counsel

Reviewed by: DYC

Execution of this Agreement by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), whether as a party itself, a managing member of a party or the managing member of the general partner of a party, is by a duly authorized officer solely in his capacity as an authorized signatory, pursuant to delegated authority from GMO, and not individually. The obligations of or arising out of this Agreement are binding solely on the named parties to this Agreement and are not binding upon any officer or other agent, partner, member or director of GMO individually. A Certificate of Organization of GMO is on file with the Secretary of State of The Commonwealth of Massachusetts.

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EXHIBIT A – FUND MAPPINGS

Selling Fund each, a series of GMO Series Trust	Acquiring Fund each, a series of GMO Trust
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund
GMO Climate Change Series Fund	GMO Climate Change Fund
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO Quality Series Fund	GMO Quality Fund
GMO Resources Series Fund	GMO Resources Fund

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EXHIBIT B – SHARE CLASS MAPPINGS

Share Class Mapping
Selling Fund Share Class	Acquiring Fund Share Class
Class PS	Class I
Class R6	Class R6

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APPENDIX B

ADDITIONAL INFORMATION ABOUT EACH ACQUIRING FUND

PRINCIPAL INVESTMENT STRATEGIES

GMO Benchmark-Free Allocation Fund

The Fund seeks annualized returns of 5% (net of fees) above the Consumer Price Index and annualized volatility (standard deviation) of 5-10%, each over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of particular asset classes in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in any other GMO Fund (together with GMO Implementation Fund, the “underlying GMO Funds”), whether now existing or created in the future. These underlying GMO Funds may include, among others, GMO Opportunistic Income Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, GMO High Yield Fund, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. The Fund also may invest directly in securities (including underlying funds) and derivatives.

The Fund is permitted to invest (directly or through GMO Implementation Fund or other underlying GMO Funds) in any asset class (e.g., U.S. equity, non-U.S. equity, emerging country equity, U.S. fixed income, non-U.S. fixed income, emerging country debt and commodities), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration. The Fund may have indirect exposure to derivatives and short sales through its investment in GMO Implementation Fund and the other underlying GMO Funds. GMO’s ability to shift investments within GMO Implementation Fund and between GMO Implementation Fund and the other underlying GMO Funds is not subject to any limits.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities. The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Climate Change Fund

GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies GMO believes are positioned to benefit, directly or indirectly, from efforts to curb or mitigate the long-term effects of global climate change, to address the environmental challenges presented by global climate change, or to improve the efficiency of resource consumption. Due to the far-reaching effects of, and evolving innovation related to, climate change, GMO expects such companies to be involved in a wide array of businesses.

GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), sustainability and other ESG (environmental, social, and governance) criteria, securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities. The Fund may invest its assets in securities of issuers of any market capitalization and may invest a significant portion of its assets in securities of issuers with smaller market capitalizations. The Fund also may engage in merger arbitrage. The Fund has no limit on the amount it may invest in any single asset class, sector, country, industry, region or issuer. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund has a fundamental policy to concentrate its investments in climate change-related industries and, under normal market conditions, the Fund invests at least 80% of its assets in companies in such industries (see “Name Policies”). The Fund considers “climate change-related industries” to include clean energy, batteries and storage, electric grid, energy efficiency, recycling and pollution control, agriculture, water, and businesses that service such industries. The Fund is permitted to invest directly and indirectly in equities of companies tied economically to any country in the world, including emerging countries.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Emerging Domestic Opportunities Fund

GMO seeks to achieve the Fund’s investment objective by under normal circumstances investing at least 80% of the Fund’s assets directly and indirectly (e.g., through underlying funds or derivatives) in investments tied economically to emerging markets (see “Name Policies”). The Fund primarily invests in equities of companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The Fund’s investments are not limited to investments in companies located in any particular country or geographic region and often include investments in companies located in developed markets (e.g., the United States) when those companies are tied economically to emerging markets. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

GMO’s investment process begins with country and sector allocation and then uses fundamental analytical techniques to select individual companies. In evaluating and selecting investments, GMO may consider many factors, including, among others, GMO’s assessment of an investment’s fundamentals, growth prospects, positioning relative to its competitors, and ESG (environmental, social, and governance) criteria. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk, transaction costs, and liquidity. The Fund may invest in securities of companies of any market capitalization. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities and fixed income securities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. At any given time the Fund may have material exposure to ETFs. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in fixed income securities of any maturity or credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)). The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Emerging Markets Fund

GMO seeks to achieve the Fund’s investment objective by under normal circumstances investing at least 80% of the Fund’s net assets directly and indirectly (e.g., through underlying funds or derivatives) in investments tied economically to emerging markets (see “Name Policies”). “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. In addition to investing primarily in equities of companies tied economically to emerging markets, the Fund may invest in equities of companies that GMO believes are likely to benefit from growth in emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, macroeconomic factors, and ESG (environmental, social and governance) criteria. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Global Asset Allocation Fund

The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (collectively, the “underlying GMO Funds”), which may include the Equity Funds, the Fixed Income Funds, the Implementation Funds, and the Alternative Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives. The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)) or maturity, and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The Fund may invest in securities of companies of any market capitalization.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying GMO Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund’s net assets in the Equity Funds. The factors GMO considers and investment methods GMO uses can change over time

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.

GMO International Developed Equity Allocation Fund

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets (including emerging markets) through its investment in other series of GMO Trust, including GMO International Equity Fund, GMO Emerging Markets Fund and GMO Risk Premium Fund (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.

Under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities tied economically to developed markets (see “Name Policies”). The Fund also may invest in equities tied economically to emerging markets (which are not part of the Fund’s benchmark), but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through the underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO International Equity Allocation Fund

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets (including emerging markets) through its investment in other series of GMO Trust, including GMO International Equity Fund, GMO Emerging Markets Fund and GMO Risk Premium Fund (collectively, the “underlying GMO Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest directly in securities (including other underlying funds) and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying GMO Funds. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. GMO changes the Fund’s holdings of the underlying GMO Funds in response to changes in GMO’s investment outlook and its assessment of market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors GMO considers and investment methods GMO uses can change over time.

Under normal circumstances, the Fund invests (including through its investment in the underlying GMO Funds) at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect (e.g., through the underlying GMO Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Quality Fund

GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies that GMO believes to be of high quality. GMO believes a high quality company generally to be a company that has an established business that will deliver a high level of return on past investments and that will utilize cash flows in the future by making investments with the potential for a high return on capital or by returning cash to shareholders through dividends, share buybacks, or other mechanisms.

In selecting securities for the Fund, GMO uses a combination of investment methods and typically considers both systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. In addition, GMO may consider ESG (environmental, social, and governance) criteria as well as trading patterns, such as price movement or volatility of a security or groups of securities.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, currency or issuer. As of May 31, 2020, the ten largest holdings of the Fund represented approximately 43% of the Fund’s net assets. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO Resources Fund

GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in equities of companies in the natural resources sector (as defined below). Given the expected growth and industrialization of emerging countries, GMO believes that global demand for many natural resources will increase and, given the limited supply of many natural resources, that prices of these natural resources will increase over a long time period. In managing the Fund, GMO seeks to invest in the securities of companies that it believes will benefit from, and avoid companies it believes will be adversely affected by, this expected long-term increase in natural resource prices. GMO expects the Fund’s long-term performance to have a low correlation to the performance of equity markets.

GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), sustainability and other ESG (environmental, social, and governance) criteria, securities’ prices, commodities’ prices, equity and bond markets, the overall global economy, and governmental policies.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities of companies in the natural resources sector. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to other securities in the natural resources sector. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region or issuer. The Fund may invest its assets in securities of companies of any market capitalization and may invest significantly in securities of issuers with smaller market capitalizations. The Fund also may engage in merger arbitrage. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Additional Information about the Funds’ Investment Strategies, Risks, and Expenses

The preceding sections of this proxy statement/prospectus contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each Acquiring Fund (for purposes of this Appendix B, each, a “Fund,” and collectively, the “Funds,” and together with other series of the Trust offered from time to time through a separate prospectus or private placement memorandum, each a “GMO Fund” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Acquiring Fund SAI. See “Where to Get More Information” in this proxy statement/prospectus for information about how to receive the Acquiring Fund SAI. Additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices” in this Appendix B.

Definitions. When used in this proxy statement/prospectus, the term “invest” includes direct and indirect investing and long and short investing and the term “investments” includes direct and indirect investments and long and short investments. For example, a Fund may invest indirectly in a given asset or asset class by investing in another GMO Fund, or in derivatives and synthetic instruments, and the resulting exposure to the asset or asset class may be long or short. When used in this Appendix B, (i) the terms “bonds,” “debt investments,” “fixed income investments,” and “fixed income securities” include (a) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (b) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, forward currency contract or option); (ii) each of the terms “emerging markets” (except in the cases of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund, each of which has a separate definition as set forth in the “Principal Investment Strategies” section in this Appendix B) and “emerging countries” means the world’s less developed countries; (iii) the term “equities” refers to common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts; (iv) the term “sovereign debt” refers to a fixed income security issued by a government or a derivative providing exposure to sovereign debt; (v) the term “quasi-sovereign debt” refers to debt issued by a governmental agency, political subdivision or other instrumentality or an issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government or a derivative providing exposure to quasi-sovereign debt; (vi) the term “total return” includes capital appreciation and income; (vii) the term “underlying GMO Funds” refers to other series of GMO Trust that are offered through a different prospectus; (viii) the term “underlying funds” refers to underlying GMO Funds and investment companies not advised by GMO, including, among others, closed-end funds, money market funds, and ETFs; (ix) the term “merger arbitrage” refers to transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive for them upon consummation of an anticipated merger, exchange offer, tender offer, or other similar transaction in which the transaction price substantially exceeds the market price of the securities before the announcement of the transaction; and (x) the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security.

Credit Quality. In this proxy statement/prospectus, the term “investment grade” refers to a rating of Baa3/P-3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-3 or better by S&P Global Ratings (“S&P”) and the term “below investment grade” refers to any rating by Moody’s or S&P below those ratings. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this proxy statement/prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this proxy statement/prospectus as investment grade, below investment grade, or high quality, include securities rated by Moody’s, S&P or both, and other securities (including securities that are unrated or rated by ratings organizations other than Moody’s and S&P) that GMO determines have comparable credit qualities.

Tax Consequences. Unless otherwise specified in this proxy statement/prospectus or in the SAI, GMO is not obligated to, and generally will not consider, tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions or make investments in a manner that is not tax efficient for U.S. federal, state or local tax purposes or non-U.S. tax purposes).

ESG Considerations. As described in the “Principal Investment Strategies” section in this Appendix B, GMO incorporates ESG (environmental, social, and governance) criteria into its investment process for some of the Funds. For each of those Funds, ESG criteria are some of the many factors that GMO considers in making investment decisions. Evaluation of ESG criteria with respect to a country or an issuer may include criteria from a number of sources, including but not limited to third party ESG data/ratings providers, a company’s public SEC filings, news and articles in the press, litigation-related information and statements from company executives. The weight that ESG factors are given for a particular investment decision is dependent upon GMO’s assessment of their materiality and relevance to that investment decision.

Benchmarks. Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table for each Fund in the “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Fund-Specific Information” section are described under “Fund Benchmarks and Comparative Indices” in this Appendix B. In some cases, a Fund’s summary states that a Fund seeks total return greater than that of its benchmark. Neither the Funds nor GMO can provide any assurance as to how a Fund will perform on an absolute basis or relative to its benchmark. A Fund’s benchmark is stated as of the date of this proxy statement/prospectus and may be changed without notice to shareholders.

Supplemental Performance and Volatility Information for GMO Benchmark-Free Allocation Fund. For additional information regarding historical performance and volatility, please see “Supplemental and Related Performance and Volatility Information” in Appendix C.

Asset Allocation Funds. As described under “Principal Investment Strategies” in this Appendix B, each of the following Funds (collectively, the “GMO Asset Allocation Funds”) invests in other GMO Funds: GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO International Equity Allocation Fund, and GMO International Developed Equity Allocation Fund. Several GMO Funds in which the GMO Asset Allocation Funds invest themselves invest a substantial portion of their assets in other GMO Funds. As a result, the GMO Asset Allocation Funds are exposed to all of the risks not only of the underlying GMO Funds in which they invest but also of the other GMO Funds in which those underlying GMO Funds invest. For more information regarding these GMO Funds, see “Investment in Other GMO Funds” below.

When used in the “Principal Investment Strategies” section in this Appendix B, references to the Equity Funds, the Fixed Income Funds, the Alternative Funds, and the Implementation Funds include the GMO Funds listed under those headings below:

Equity Funds	Fixed Income Funds
— GMO Quality Fund	— GMO High Yield Fund
— GMO Climate Change Fund	— GMO Multi-Sector Fixed Income Fund
— GMO Resources Fund	— GMO Emerging Country Debt Fund
— GMO Cyclical Focus Fund	— GMO Opportunistic Income Fund
— GMO Tax-Managed International Equities Fund	— GMO Strategic Short-Term Fund
— GMO International Equity Fund	Alternative Funds
— GMO U.S. Equity Fund	— GMO Alternative Allocation Fund
— GMO U.S. Small Cap Value Fund	— GMO Risk Premium Fund
— GMO Emerging Markets Fund	— GMO SGM Major Markets Fund
— GMO Emerging Domestic Opportunities Fund	Implementation Funds
— GMO Asset Allocation Bond Fund
— GMO Implementation Fund
— GMO Special Opportunities Fund
— GMO U.S. Treasury Fund

Securities Lending. As described in the proxy statement/prospectus and the SAI, some of the Funds may lend their portfolio securities. The loans will be secured by collateral from the borrower equal to at least 100% of the market value of the loaned securities. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. A Fund has the right to call loans at any time on reasonable notice to exercise voting rights associated with the security and will do so if both (i) GMO receives adequate notice of a proposal upon which shareholders are being asked to vote and (ii) GMO believes that the benefits to the Fund of voting on that proposal outweigh the benefits to the Fund of having the security remain out on loan.

Investments in U.S. Treasury Fund and Unaffiliated Money Market Funds. Each of the Funds may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Potential Overexposure/Underexposure to Investments. A Fund may be deemed to have received a purchase or redemption request (e.g., a transaction placed through the National Securities Clearing Corporation (“NSCC”) or an agent of the Trust) prior to the Fund’s actual receipt of the transaction details. In addition, GMO may decide not to place portfolio trades for a Fund in response to a purchase or redemption request until after the close of business on the day the purchase or redemption request is received by the Fund. In such cases, a Fund may temporarily be underexposed (in the case of a large purchase order) or overexposed or leveraged (in the case of a large redemption request) to the Fund’s intended investment program, leading to underperformance relative to that program when the Fund is underexposed in a rising market or overexposed (leveraged) in a falling market. The impact of this underexposure or overexposure can be significant, particularly when the purchase order or redemption request is large relative to the size of the Fund.

This proxy statement/prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The Acquiring Fund SAI includes more information about the Funds and their investments.

Each Fund that invests in underlying funds (as indicated under “Principal Investment Strategies” in this Appendix B) is exposed to the risks to which the underlying funds are exposed, as well as the risk that the underlying funds will not perform as expected. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section in this Appendix B, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through underlying funds.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall investment program. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•	COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

•	COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

•	CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

As disclosed in the “Principal Investment Strategies” section in this Appendix B, some Funds may lend their portfolio securities. A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of a Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.

•	CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options, and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

•	DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (OTC) contracts. The SAI describes the various types of derivatives in which the Funds invest and how they are used in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract, or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values the Funds realize when they close or sell an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values. A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See “Distributions and Taxes” for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time. The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2020 or 2021. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to different kinds of costs and risks.

The SEC recently reproposed a rule under the Investment Company Act of 1940, as amended, regulating the use by registered investment companies of derivatives and many related instruments. The ultimate impact, if any, of such a rule is unclear, but the reproposed rule, if adopted, could, among other things, restrict a Fund’s ability to continue to engage in derivatives transactions in the manner it has historically and increase the costs of derivatives transactions, which could have an adverse impact on a Fund’s performance.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date). If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

•	FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments. Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

•	FUND OF FUNDS RISK. A Fund that invests in underlying funds (including underlying GMO Funds) is exposed to the risk that the underlying funds will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the underlying funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an underlying fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary of an underlying fund, the Fund will incur additional expenses when investing in an underlying fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one underlying fund may be purchasing securities of an issuer whose securities are being sold by another underlying fund, resulting in a Fund that holds each underlying fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in ETFs involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more underlying funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Taxes” in the SAI of the Acquiring Funds for more information about the tax consequences of a Fund’s investments in underlying funds.

The SEC has proposed a rule that would change the regulatory framework under which registered investment companies are permitted to invest in other registered investment companies (the “Fund of Funds Proposal”). The Fund of Funds Proposal, if adopted as proposed, could adversely affect the Funds by, among other things, limiting the number of shares of other registered investment companies (such as other Funds or exchange-traded funds) or pooled investment vehicles that a Fund is permitted to purchase, restricting a Fund’s ability to redeem or vote shares of another registered investment company, and restricting a Fund from investing directly in securities alongside investments in other registered investment companies.

•	FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to recover, or be delayed in recovering, margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent over-the-counter (“OTC”) derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

•	ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

•	LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

•	LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices (such as GMO Emerging Domestic Opportunities Fund) for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

•	MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

As described in the “Principal Investment Strategies” section in this Appendix B, for many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, GMO’s models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and such service providers, counterparties, or issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

•	MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions have resulted, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, could result in a decline in the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are difficult to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, government economic stimulus measures, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, rapid increases in unemployment, increased demand for and strain on government resources, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

•	MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities. Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. . Equities which are characterized as relatively cyclical, such as investments in companies in the consumer discretionary, financials, energy, real estate, materials and industrials sectors, often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities’ performance can be significantly affected by, among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income. Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods. The U.S. Federal Reserve Bank recently decreased interest rates back to near historically low levels. A substantial increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Funds, particularly the Fixed Income Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

•	MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

•	NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

• GMO Quality Fund	• GMO Resources Fund
• GMO Climate Change Fund	• GMO Emerging Markets Fund

• GMO Emerging Domestic Opportunities Fund

In addition, each Asset Allocation Fund may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified.” Except as otherwise noted under “Principal Investment Strategies” in this Appendix B, each of the Asset Allocation Funds may invest without limitation in GMO Funds that are not “diversified.”

•	NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or GMO is confident it will be received. Generally, absent a determination by GMO that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value until it is received. For information on possible special Australian, Singapore and United Kingdom tax consequences of an investment in a Fund, see “Distributions and Taxes.”

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries. For example, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

•	SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Management of the Trust

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides management and shareholder servicing and supplemental support to the Funds. GMO is a private company, founded in 1977. As of April 30, 2020, GMO managed on a worldwide basis approximately $54.4 billion.

Subject to the oversight of the Trustees, GMO establishes, implements, and modifies when it deems appropriate the investment strategies of the Funds. In addition to managing the Funds’ investment portfolios and providing shareholder services and supplemental support to the Funds, GMO administers the Funds’ business affairs.

With limited exceptions, each class of shares of a Fund offered by this proxy statement/prospectus pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

For the fiscal year ended February 29, 2020, GMO received a management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
GMO Benchmark-Free Allocation Fund	0.51%
GMO Global Asset Allocation Fund	0.00%*
GMO Quality Fund	0.31%
GMO Climate Change Fund	0.44%
GMO Resources Fund	0.50%
GMO International Equity Allocation Fund	0.00%*
GMO International Developed Equity Allocation Fund	0.00%*
GMO Emerging Markets Fund	0.64%
GMO Emerging Domestic Opportunities Fund	0.73%

* These Funds do not charge management fees directly but pay the management fees charged by the underlying fund(s) in which they invest.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period in which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

GMO has entered into personnel sharing arrangements with some of its wholly-owned subsidiaries, including GMO Australia Limited and GMO Australia Partnership (together, “GMO Australia”) and GMO UK Limited (“GMO UK” and together with GMO Australia, “GMO Advisory Affiliates”). Pursuant to these arrangements, some employees of GMO Advisory Affiliates may serve as officers and associated persons of GMO and in that capacity may provide investment management and other services to the Funds. These individuals are identified in GMO’s Form ADV, a copy of which is on file with the SEC. See “Distributions and Taxes” for information regarding tax matters relating to the personnel sharing arrangements.

GMO is registered as an investment adviser with the SEC. GMO Australia and GMO UK are not registered as investment advisers with the SEC.

GMO has retained its affiliate, GMO Singapore Pte. Limited, 1 Raffles Place, #53-00, Singapore 048616 (“GMO Singapore”), to assist GMO in furnishing an investment program for each of GMO Emerging Domestic Opportunities Fund (“EDOF”) and GMO Emerging Markets Fund (“EMF”) (together the “Emerging Markets Equity Funds”). GMO Singapore commenced operations in February 2003 and furnishes investment advisory services predominantly to institutional clients. Pursuant to a sub-advisory agreement with GMO and each Emerging Markets Equity Fund, GMO Singapore makes investment decisions or recommendations for all or part of each Emerging Markets Equity Fund’s portfolio, as determined by GMO. GMO (and not the relevant Emerging Markets Equity Fund) will pay a sub-advisory fee to GMO Singapore for its services at the following rates: (i) 10% of the management fees received by GMO under EMF’s investment management contract; and (ii) 60% of the management fees received by GMO under EDOF’s investment management contract, each net of any fee waiver or expense reimbursement obligations of GMO as may be in effect. A discussion of the basis for the Trustees’ approval of each sub-advisory agreement with GMO Singapore is included (or will be included, as applicable) in the relevant Emerging Markets Equity Fund’s shareholder report for the period during which the Trustees approved that agreement. See “Distributions and Taxes” below for information regarding tax matters relating to the discretionary investment advisory services GMO Singapore provides to each Emerging Markets Equity Fund.

Different GMO Investment Teams have primary responsibility for managing the investments of different Funds. Investment Teams may include personnel of both GMO and its affiliates, including GMO Singapore. Each Investment Team’s investment professionals work collaboratively and often share investment insights with, and benefit from the insights of, other Investment Teams. For example, the Global Equity Team and the Asset Allocation Team collaborate on performance forecasts for groups of equities. The table below identifies the Investment Teams and the Funds for which they are primarily responsible.

Investment Team	Primary Responsibilities
Asset Allocation	Asset Allocation Funds
Emerging Markets Equity	GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund
Focused Equity	GMO Quality Fund, GMO Climate Change Fund, and GMO Resources Fund

The following table identifies the senior member(s) of the Investment Team(s) with primary responsibility for managing the investments of different Funds and their title and business experience during the past five years. The Funds rely on the respective senior members of GMO to directly manage (or allocate to members of their Team responsibility for managing portions of the portfolios of) Funds for which they have responsibility, oversee the implementation of trades, review the overall composition of the Funds’ portfolios, including compliance with stated investment objectives and strategies, and monitor cash. To the extent a Fund invests in an underlying GMO Fund, the Fund relies on the senior member(s) of the underlying GMO Fund to carry out those responsibilities for that Fund.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Asset Allocation Funds[1]	Ben Inker	Head, Asset Allocation Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
	John Thorndike	Portfolio Manager, Asset Allocation Team, GMO. Mr. Thorndike has been responsible for overseeing the portfolio management of asset allocation portfolios since 2015.
GMO Emerging Domestic Opportunities Fund	Amit Bhartia	Portfolio Manager, Emerging Markets Equity Team, GMO Singapore. Mr. Bhartia has been responsible for providing portfolio management and research services to this and GMO’s other emerging markets equity portfolios since 1995 and has overseen the portfolio management of GMO’s emerging domestic opportunity equity portfolios since 2011.
	Arjun Divecha	Head, Emerging Markets Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
GMO Emerging Markets Fund	Warren Chiang	Portfolio Manager, Emerging Markets Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of these emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.
	Amit Bhartia	See above.
	Arjun Divecha	See above.
GMO Quality Fund	Thomas Hancock	Head, Focused Equity Team, GMO. Dr. Hancock was responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios beginning in 1998 and was Co-Head of the Global Equity Team from 2009 to September 2015.
	Ty Cobb	Portfolio Manager, Focused Equity Team, GMO. Mr. Cobb has been responsible for providing portfolio management and research services for global equity portfolios at GMO since 2003.
Anthony Hene

Portfolio Manager, Focused Equity Team, GMO. Mr. Hene has been in this role since September 2015. Mr. Hene has been responsible for providing portfolio management and research services for this and other global equity portfolios at GMO since 1995.

GMO Climate Change Fund and GMO Resources Fund	Lucas White

Portfolio Manager, Focused Equity Team, GMO. Mr. White has been responsible for providing portfolio management and research services for this and GMO’s other Focused Equity portfolios since September 2015. Mr. White previously served in other capacities at GMO, including providing portfolio management for the GMO Quality Strategy, since joining GMO in 2006.

	Thomas Hancock	See above.

1 For the Asset Allocation Funds, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team.

Expense Reimbursement

GMO’s contractual reimbursements and fee waivers are described in each Fund’s “Annual Fund Operating Expenses” table and accompanying footnotes under “OTHER COMPARATIVE INFORMATION ABOUT EACH SELLING FUND AND ACQUIRING FUND—Fund-Specific Information.” GMO has contractually agreed to reimburse GMO Resources Fund for the portion of its “Specified Operating Expenses” (as defined in the accompanying footnotes to the Fund’s “Annual Fund Operating Expenses” table) that exceeds 0.10% of the Fund’s average daily net assets. The average daily net asset percentage noted in the preceding sentence is referred to herein as an “Expense Threshold Amount.” For each Fund with an Expense Threshold Amount, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the Fund’s “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

Additional Information

The Trust has contractual arrangements with many service providers to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This proxy statement/prospectus provides information concerning the Trust and the Funds that prospective investors should consider in determining whether to purchase shares of a Fund. None of this proxy statement/prospectus, the SAI, nor any contract that is an exhibit to the Trust’s registration statement is intended to, and does not, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that those laws do not permit to be waived.

The Trust’s Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration”), provides that shareholders shall not have the right to bring or enforce certain types of claims except as provided in the Trust’s by-laws or expressly provided by law and not permitted to be waived. The Trust’s Amended and Restated By-Laws (the “By-Laws”) provide that no shareholder shall have the right to bring or maintain any court action or other proceeding asserting a derivative claim (as defined in the By-Laws) without first making a written demand on the Trustees and that any decision by the Trustees in such matters is binding on all shareholders. The By-Laws further provide that the laws of Massachusetts shall govern the operations of the Trust and that, absent the consent of all parties, the sole and exclusive forum for many types of claims involving the Trust shall be the federal courts sitting within the City of Boston or the Business Litigation Session of the Massachusetts Superior Court. Please see the SAI for additional information regarding the provisions of the Declaration and By-Laws. Copies of the Trust’s Declaration and By-Laws, as amended from time to time, have been filed with the SEC as exhibits to the Trust’s registration statement, and are available on the EDGAR database on the SEC’s website at www.sec.gov.

“GMO”, the GMO logo, and “Benchmark-Free” are service marks of Grantham, Mayo, Van Otterloo & Co. LLC. All rights reserved.

Determination of Net Asset Value

The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time. Current net asset values per share for each series of GMO Trust are available at www.gmo.com.

The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined (and accordingly, transactions in shares of the Funds are not processed) on any day when the NYSE is closed for business and, in some cases, on days when markets in which a Fund has significant investments are closed for business. In addition, to the extent a Fund holds portfolio securities listed on exchanges (e.g., non-U.S. exchanges) that are open for trading on days when the Fund’s NAV is not determined (e.g., a U.S. holiday on which the NYSE is closed for business), the net value of the Fund’s assets may change significantly on days when shares cannot be redeemed.

A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Funds’ investments is generally determined as follows:

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available:

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “‘Fair Value’ pricing” below.)

Exchange-traded options:

•	Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Cleared derivatives:

•	Price quoted (which may be based on a model) by the relevant clearing house (if an updated quote for a cleared derivative is not available when a Fund calculates its NAV, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house)

OTC derivatives:

•	Price generally determined by an industry standard model

Unlisted non-fixed income securities for which market quotations are readily available:

•	Most recent quoted price

Fixed income securities (includes bonds, loans, loan participations, asset-backed securities, and other structured notes):

•	Most recent price supplied by a pricing source determined by GMO (if a reliable updated price for a fixed income security is not available when a Fund calculates its NAV, the Fund will generally use the most recent reliable price to value that security)

Note: Reliable prices, including reliable quoted prices, may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies:

•	Most recent NAV

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its NAV, the Fund will generally use the last quoted price so long as GMO believes that the quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

The prices of non-U.S. securities quoted in foreign currencies, foreign currency balances, and the value of non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing NAV.

GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by a Fund.

“Fair Value” pricing:

For all assets and securities other than those mentioned above, including derivatives, when quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

►   In some cases, a significant percentage of a Fund’s assets may be “fair valued.” Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s NAV is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale.

►   The valuation methodologies described above are modified for equities that trade in non-U.S. securities markets that close before the close of the NYSE due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes before the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close.

►   A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index or indices more than would otherwise be the case. For example, a Fund may fair value its international equity holdings to reflect significant events that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies (which apply at the time of the Fund’s investment, unless stated otherwise) of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (collectively, the “Name Policies”). Those Name Policies are described in the “Principal Investment Strategies” section in this Appendix B.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” to that country or region. For purposes of this proxy statement/prospectus, an investment is “tied economically” to a particular country or region if, at the time of purchase, it is (i) in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) traded principally in that country or region; or (iii) in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, by purchasing securities of another Fund or investing in derivatives or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically to a particular industry, country, or geographic region. Funds with the term “international” or “global” included in their names have not adopted formal Name Policies with respect to those terms but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world. GMO relies on publicly available information and third-party data to monitor compliance with Name Policies. If that information is inaccurate or incomplete, GMO’s ability to monitor compliance with a Fund’s Name Policy would be impaired.

Disclosure of Portfolio Holdings

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The Funds’ portfolio holdings are available quarterly on the SEC’s website when the Funds file a Form N-CSR (annual/semiannual report) or a publicly available Form N-PORT (monthly schedule of portfolio holdings) or such other forms as required by the 1940 Act.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings typically will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-PORT for the last month of the Funds’ first or third fiscal quarters with the SEC for the period that includes the date as of which the website information is current.

How to Purchase Shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust on days when both (i) the NYSE is open for business and (ii) when markets in which a Fund has significant investment exposure are also open for business. In addition, some brokers and agents are authorized to accept purchase and redemption orders on a Fund’s behalf. These brokers and agents may charge transaction fees and impose restrictions on purchases of Fund shares through them. Retirement plan participants and other investors purchasing a Fund’s shares through a financial intermediary may establish an account and add shares of a Fund to an account by contacting the plan administrator or other financial intermediaries designated by the Fund or the plan administrator. The plan administrator or designated financial intermediaries will conduct the transaction or provide investors purchasing shares through them with the means to conduct the transaction themselves. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an email to SHS@GMO.com, or contact your broker or agent.

The Trust will not accept a purchase order until it has received a GMO Trust Application and any other required documentation deemed to be in good order by the Trust or its agent. In addition, the Trust will typically not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with, and that W-9 or W-8 is deemed to be in good order by, the Trust’s withholding agent, State Street Bank and Trust Company. The Trust, its agent or a financial intermediary may require additional tax-related certifications, information or other documentation from you in order to comply with applicable U.S. federal reporting and withholding tax provisions, including the Foreign Account Tax Compliance Act. If you do not provide such IRS forms and other certifications, information, or necessary documentation, you may be subject to withholding taxes on distributions or proceeds received upon the sale, exchange or redemption of your Fund shares. Neither the Funds nor GMO will be responsible or liable for any amounts subject to tax withholding. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust or its agent are completed properly and maintained, as required, in good order.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application, and the Trust may require further identifying documentation. The Trust also must maintain and update identifying information and conduct monitoring to identify and report suspicious transactions. If the Trust is unable to verify the information shortly after your account is opened or within a reasonable amount of time after a request for updated information, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

GMO and/or its agents have the right to decide when a completed form is in good order.

Purchase Policies. You must submit a purchase order in good order to the Trust or its agent to avoid its being rejected. Investors who have entered into agreements with the Trust may purchase shares through the National Securities Clearing Corporation (“NSCC”). In general, a purchase order sent outside of the NSCC from a record holder of a Fund’s shares is in “good order” if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list. For retirement accounts, additional information regarding contributions typically is required.

If payment in full (in U.S. funds paid by check or wire or, when approved, by securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment in full is received unless prior arrangements for later payment have been approved by GMO. For investors in some non-U.S. jurisdictions, payment in full may be required to be sent to the Trust or its agent through a duly authorized local paying agent.

If a purchase order is received in good order by the Trust or its agent, together with payment in full, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased will be the net asset value per share of the class of Fund shares being purchased determined on that day. If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased will be the net asset value per share of the class of Fund shares to be purchased determined on the next business day that the NYSE is open. Purchase orders received on days when a Fund does not determine its NAV will not be accepted until the next day on which the Fund’s NAV is determined. For plan participants or other investors submitting their purchase orders through a plan administrator or other financial intermediary, the specific requirements for good order depend on the type of account and transaction and the method of purchase; please contact your financial intermediary for more information. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your purchase order was received and is in good order.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors, existing shareholders, or both.

No minimum initial investment is required to purchase Class R6 or Class I shares of a Fund. A Fund may increase minimum initial investment amounts at any time and may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase order in good order prior to the Cut-off Time on that day; and (ii) if more than one GMO Fund is being purchased, the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form. Investors who have entered into agreements with the Trust can submit purchase orders through the NSCC. Shareholders of record also can submit completed purchase order forms by mail, facsimile, or email (provided that a PDF copy of the completed purchase order form is attached to the email) or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC 40

Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

Email: clientorder@gmo.com

For purchase orders outside the NSCC, please call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com to confirm that GMO received your purchase order form, determined it was in good order, and accepted it. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail, facsimile or email is “received” by the Trust when it is actually received by the Trust or its agent. The Trust is not responsible for purchase orders submitted but not actually received by the Trust or its agent for any reason, including purchase orders not received on account of a computer virus or other third-party interference (such as delays or errors by local paying agents).

Funding Your Investment. Shareholders of record may purchase shares outside the NSCC:

•	with cash (by means of wire transfer or check or other form of payment preapproved by GMO Shareholder Services)

►   By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, North Quincy, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Trust Deposit Account 00330902

Further credit: GMO Fund/Account name and number

►	By check. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Attn: GMO Transfer Agent	Attn: GMO Transfer Agent
Box 5493	1 Heritage Drive
Boston, Massachusetts 02206	North Quincy, Massachusetts 02171

•	in exchange for assets other than cash acceptable to GMO

►	assets must be approved by GMO prior to transfer to the Fund

►	assets will be valued as set forth under “Determination of Net Asset Value”

►	you may bear any stamp or other transaction-based taxes or other costs arising in connection with the transfer of assets to the Fund.

•	by a combination of cash and other assets

The Trust is not responsible for cash (including wire transfers and checks) or other assets delivered in connection with a purchase of Fund shares until they are actually received by the Fund. A purchaser will not earn interest on any funds prior to their investment in a Fund. A purchase may be made in U.S. dollars or, in GMO’s sole discretion, in another currency deemed acceptable by GMO. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Automatic Investment Plan. If your plan administrator or financial intermediary has provided you with a means to establish an “automatic investment plan,” you may instruct your plan administrator or financial intermediary to automatically invest in a Fund. Contact the plan administrator or designated financial intermediary for instructions on how to establish an “automatic investment plan.”

Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies generally are strategies that involve repeated exchanges or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various preventative measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Trust reserves the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums or redemption fees or both, (2) the nature of a Fund’s investment program, including its typical cash positions and whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on how often they may purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for some Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to the Funds involved and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent the implementation of frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor and restrict frequent trading in accordance with the Procedures. In addition, in lieu of the Procedures, the Funds may rely on a financial intermediary to monitor and restrict frequent trading in accordance with the intermediary’s policies and procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies and procedures.

How to Redeem Shares

Under ordinary circumstances, you may redeem a Fund’s shares on days when both (i) the NYSE is open for business and (ii) when markets in which a Fund has significant investment exposure are also open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and impose restrictions on redemptions of Fund shares through it. Retirement plan participants and other investors holding a Fund’s shares through a financial intermediary may sell shares of the Fund by contacting the plan administrator or other financial intermediaries designated by the Fund or the plan administrator. The plan administrator or designated financial intermediaries will conduct the transaction or provide investors purchasing shares through them with the means to conduct the transaction themselves. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.

Redemption Policies. You must submit a redemption order in good order to avoid having it rejected by the Trust or its agent. Investors who have entered into agreements with the Trust may redeem shares through the NSCC. In general, a redemption order sent outside of the NSCC from a record holder of a Fund’s shares is in “good order” if it includes:

The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or, in the case of a Fund with a redemption fee, the dollar amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

For retirement accounts, additional information regarding distributions typically is required.

If a redemption order is received in good order by the Trust or its agent prior to the Cut-off Time, the redemption price for the Fund shares being redeemed will be the net asset value per share of the class of Fund shares being redeemed determined on that day. Redemption orders received on days when a Fund does not determine its NAV will not be accepted until the next day on which the Fund’s NAV is determined. If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed will be the net asset value per share determined on the next business day that the NYSE is open unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. You or another authorized person on your account may revoke your redemption order in writing at any time before the Cut-off Time on the redemption date. For plan participants and other investors submitting their redemption orders through a plan administrator or other financial intermediary, the specific requirements for good order depend on the type of account and transaction and the method of redemption; please contact your financial intermediary for more information. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust or its agent with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in assets (selected by GMO) other than cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, the Fund may limit cash redemptions and use portfolio assets other than cash to pay the redemption price to protect the interests of all Fund shareholders. Redemptions paid with portfolio assets other than cash may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities and other assets directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

►	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

►	if an ambiguity in wire instructions cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registered address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•	In GMO’s sole discretion, a redemption may be paid in whole or in part in a currency other than U.S. dollars when the redeeming shareholder has indicated a willingness to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to pay redemption proceeds will be valued in accordance with the Trust’s valuation procedures.

If a redemption is paid with assets other than cash, you should note that:

•	the assets will be valued as set forth under “Determination of Net Asset Value”;

•	the assets will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of assets held in the Fund’s portfolio;

•	you will likely incur brokerage charges on the sale of assets such as securities;

•	redemptions paid in assets other than cash generally are treated the same as redemptions paid in cash from a U.S. federal tax standpoint;

•	you may bear any stamp or other transaction-based taxes or other costs arising in connection with the Fund’s transfer of assets other than cash, such as securities, to you; and

•	the assets will be transferred and delivered by the Trust as directed in writing by an authorized person on your account. Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed for business other than customary weekend or holiday closings;

•	during periods when trading on the NYSE is restricted;

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value; or

•	during any other period permitted by the SEC.

Redemption proceeds for investors who invest through eligible retirement plans or other financial intermediaries will be sent directly to the plan administrator or other financial intermediary. The Funds typically expect to make a redemption payment on the first business day following the day on which a redemption request is received in good order prior to the Cut-off Time, regardless of the method used to make the payment (e.g., by check, wire, or automated clearing house). A Fund, however, may take up to seven days to make a redemption payment. A Fund may make redemption payments to shareholders at different times and in different forms (e.g., cash or other assets) even though their redemption requests were received on the same day.

Under normal conditions, the Funds typically expect to use cash for redemption payments. The Funds, however, have the right to use assets other than cash for redemption payments and are more likely to do so during times of deteriorating market conditions or market stress, when GMO believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs or when a significant portion of a Fund’s portfolio is comprised of less-liquid securities. In those circumstances, a Fund may determine not to accept redemptions through the NSCC, in which case financial intermediaries would need to submit any redemptions directly to the Fund. In cases where a Fund uses assets other than cash for redemption payments, the value of the non-cash assets is determined as of the redemption date; consequently, as a result of changes in market prices, the value of those assets when received by the redeeming shareholder may be lower or higher than their value as of the redemption date. Some Funds (such as Emerging Markets Fund) are limited in their ability to use assets other than cash to meet redemption requests due to restrictions on ownership of their portfolio assets.

The Trust will not process what it reasonably believes are duplicate redemption requests.

The Trust will not pay redemption proceeds to third parties and does not offer check-writing privileges. The Trust typically will not pay redemption proceeds to multiple bank accounts.

For investors in some non-U.S. jurisdictions, redemption proceeds may be required to be sent by the Trust to the redeeming shareholder through a duly authorized local paying agent.

Redemption requests may be revoked prior to the Cut-off Time on the redemption date.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time (i) if at that time the shareholder owns shares of a Fund or a class of shares of a Fund having an aggregate net asset value of less than a minimum amount determined from time to time by the Trustees; (ii) to the extent the shareholder owns shares of a Fund or a class of shares of a Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund or the class of shares of the Fund determined from time to time by the Trustees; or (iii) as a means of satisfying legal obligations of the Trust in respect of a withholding tax and related interest, penalty and similar charges, including, but not limited to, obligations occasioned by the failure of a shareholder to provide any documentation requested by the Trust or its agent. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

In connection with the Trust’s anti-money laundering efforts, the Trust also may redeem Fund shares at their net asset value and close a shareholder’s account if a shareholder fails to timely provide the Trust with any requested documentation or information, the Trust is unable to verify that documentation or information within a reasonable amount of time, or if the Trust is otherwise required by law to redeem Fund shares.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Automatic Withdrawal Plan. If your plan administrator or financial intermediary has provided you with a means to establish an “automatic withdrawal plan,” you may elect to receive (or designate someone else to receive) regular (monthly, quarterly, semiannually, annually) periodic payments through an automatic redemption of shares of the Funds. Contact the plan administrator or designated financial intermediary for instructions on how to establish an “automatic withdrawal plan.”

Cost Basis Reporting. If your account is subject to U.S. federal tax reporting or you otherwise have informed a Fund that you would like to receive “informational only” U.S. federal tax reporting, the Fund will provide you with cost basis and other related tax information about those shares. Shareholders are responsible for keeping their own records for determining their tax basis of shares that are not subject to the cost basis reporting requirement. Please consult the Trust for more information regarding methods for cost basis reporting, including the Fund’s default method, and for how to select or change a method. You should consult your tax adviser to determine which cost basis method made available by the Fund is most appropriate for you.

If you purchased shares of a Fund through an intermediary, the intermediary and not the Fund ordinarily is responsible for providing the cost basis and related reporting described above. Shareholders purchasing Fund shares through an intermediary should contact the intermediary for more information about how to select a cost basis accounting method for those shares, as well as for information about the intermediary’s default method.

Submitting Your Redemption Order. Shareholders that have entered into agreements with the Trust may redeem shares through the NSCC. Redemption orders can be submitted by record holders of Fund shares by mail, facsimile, or email or other form of communication pre-approved by Shareholder Services to the Trust at the address/facsimile number/email address set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption orders are “received” by the Trust when they are actually received by the Trust or its agent. The Trust is not responsible for redemption orders submitted but not actually received by the Trust or its agent for any reason, including redemption orders not received on account of a computer virus or other third-party interference (such as delays or errors by local paying agents). For redemption orders outside the NSCC, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com to confirm that GMO received your redemption order, determined it was in good order, and accepted it.

Multiple Classes and Eligibility

Most Funds offer multiple classes of shares. The economic differences among the various classes of shares are in their shareholder service fee and, in the case of Class I shares, payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries in respect of retirement plan participants and other investors who invest in Class I shares through third-party platforms or other intermediaries. Differences in the shareholder service fee among applicable classes of shares generally reflect the fact that, as the size of an investor relationship increases, the cost to service that investor decreases as a percentage of the investor’s assets managed by GMO and its affiliates. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

Each of Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), (ii) section 529 plans and other omnibus accounts, and (iii) any other investors whose accounts are maintained by the Funds through third-party platforms or intermediaries (typically, investors that trade through financial intermediaries that have entered into agreements with the Trust to purchase and redeem shares through the NSCC). No minimum initial investment is required to purchase Class R6 shares or Class I shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund that you currently hold.

•	GMO makes all determinations as to which investor accounts should be aggregated for purposes of determining eligibility for a Fund or the various classes of shares offered by a Fund, as the case may be. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, GMO considers several factors including, but not limited to, whether: the accounts are for one or more subsidiaries of the same parent company; the accounts have the same beneficial owner regardless of the legal form of ownership; the registered owner has full discretion over all underlying assets; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to a single investment board or committee; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and the relationship can be serviced from a single geographic location.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•	GMO may, in its sole discretion, waive eligibility requirements. GMO typically waives eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO directors, partners, employees, agents, and their family members, (iii) the Trustees of the Trust, (iv) Trustees of other mutual funds sponsored by GMO, and (v) clients of an investment consultant or similar investment professional with a substantial ongoing business relationship with GMO. GMO may discontinue such waivers at any time without notice.

Conversions between Classes

Class R6 shares and Class I shares do not currently have conversion rights.

Sub-Transfer Agent/Recordkeeping Payments

Class R6 Shares

Class R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class R6 shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I Shares

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class I shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Distributions and Taxes

Except as specifically noted below, this section provides a general summary of certain material U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisers about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). This summary is based upon the Internal Revenue Code of 1986, as amended (the “Code”) and upon judicial decisions, U.S. Treasury Regulations, IRS Rulings and other administrative materials interpreting the Code, all of which are subject to changes, which may or may not be retroactive. A Fund’s shareholders may include other GMO Funds, some of which are regulated investment companies (each, a “RIC”) as defined by Subchapter M of the Code. The summary below does not address tax consequences to shareholders/investors of those other GMO Funds. Shareholders/investors of those other GMO Funds should refer to the prospectuses and statements of additional information (or other applicable disclosures) for those GMO Funds for a summary of the tax consequences applicable to them.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether categorized as resulting from the sale of investments held by the Fund for not more than one year (net short-term capital gains) or categorized as resulting from the sale of investments held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Net investment income of a Fund includes (i) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s own net investment income and net short-term capital gains and (ii) the Fund’s allocable share of net investment income of an underlying fund taxed as a partnership. Net realized capital gains includes (x) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s net long-term capital gains and (y) the Fund’s allocable share of net short-term or net long-term capital gains of an underlying fund taxed as a partnership.

From time to time, distributions by a Fund could constitute a return of capital to shareholders for U.S. federal income tax purposes.

Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

All dividends of net investment income and capital gain distributions paid to a shareholder will automatically be reinvested at net asset value in additional shares of the Fund making them, unless GMO or its agents receive a shareholder election to receive cash. A shareholder election must be received no later than 4:00 p.m. Eastern time via email at ClientOps@gmo.com or facsimile at 617-310-4524 on the record date of the dividends and/or distributions in order to be processed. A shareholder may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying its broker or agent. The Funds do not charge a purchase premium on reinvested dividends and distributions.

It is important for you to note:

•	Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund has elected to be treated or intends to elect to be treated, and intends to qualify and be treated each year, as a RIC under Subchapter M of the Code. A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC would result in, among other things, Fund-level taxation, and consequently, a reduction in the value of the Fund. See “Taxes” in the SAI for more information about the tax consequences of not qualifying as a RIC.

•	For U.S. federal income tax purposes, distributions of net investment income generally are taxable to shareholders as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined based upon the categorization of the gains a Fund distributes, rather than by how long a shareholder has owned shares in the Fund. Distributions categorized as net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain distributions generally are taxable to shareholders as long-term capital gains. Distributions categorized as net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

•	A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•	A Fund will carry any net realized capital losses (i.e. realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. A Fund will carry net capital losses forward to one or more subsequent years without expiration. A Fund must apply such carryforwards first against gains of the same character. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information. Net losses realized from foreign currency-related and other instruments, as well as expenses borne by a Fund, may give rise to losses that are treated as ordinary losses. A Fund cannot carry forward such losses to subsequent taxable years to offset net investment income or short-term capital gains. This may result in a Fund’s realizing economic losses for which it does not receive a corresponding benefit from a U.S. federal income tax perspective. A Fund’s ability to use ordinary losses to reduce otherwise distributable net investment income or short-term capital gains may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund.

•	Distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

•	Distributions of net investment income derived from dividends eligible for the “dividends-received deduction” may allow a corporate shareholder (other than an S corporation) to deduct a percentage of such distribution, as a dividends-received deduction, in computing its taxable income, provided holding period and other requirements are met at both the shareholder and Fund levels.

•	The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals and of certain trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income (for this purpose) generally includes dividends, including any capital gain distributions, paid by a Fund, and net gains recognized on the sale, redemption or exchange of shares in a Fund, and may be reduced by certain allowable deductions. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund in light of their particular circumstances.

•	Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short- or long-term capital gain, depending on how long the Fund shares were held by the shareholder for U.S. federal income tax purposes. Redemptions paid in securities generally are treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•	To the extent a Fund invests, directly or indirectly, in other GMO Funds, subsidiaries of GMO Funds, or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. See “Taxes” in the SAI for more information.

•	A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to non-U.S. withholding or other taxes. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments. Those withholding and other taxes will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. In some cases, a Fund may seek a refund in respect of taxes paid to a non-U.S. country (see “Description of Principal Risks—Non-U.S. Investment Risk” for more information). The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders, if a Fund owns a significant holding of a non-U.S. issuer or if a Fund or an underlying GMO Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, a Fund’s investments in certain non-U.S. investments, foreign currencies or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Any U.S. withholding or other taxes applicable to a Fund’s investments will reduce the Fund’s return on its investments.

•	Under the Funds’ securities lending arrangements, if a Fund lends a portfolio security and a dividend is paid in respect of the security out on loan, the borrower will be required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, laws are in effect limiting the ability of certain swaps and similar derivative instruments and securities lending transactions to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends paid to a non-U.S. person. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. investments or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•	Some of a Fund’s investment practices, including transacting derivatives, short sales, hedging activities generally, and securities lending activities, as well as some of a Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, equity in certain non-U.S. corporations, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation-indexed bonds), are subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at disadvantageous times.

•	The Funds do not currently expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of a Fund when received as a distribution from the Fund.

•	In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). A Fund may from time to time invest in one or more foreign corporations that are treated as controlled foreign corporations for U.S. federal income tax purposes (a “CFC”). A Fund generally should be entitled to treat income that it recognizes from its investment in a CFC as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income derived from investments in one or more of these CFCs is not qualifying income, which might adversely affect a Fund’s ability to qualify as a RIC under the Code.

•	A Fund that invests in a CFC may be required to include in its gross income each year, as ordinary income, its share of certain amounts of the CFC’s income (so called “subpart F income”), whether or not the CFC distributes such amounts to the Fund. A CFC’s distributions to a Fund, including in redemption of CFC shares, are generally tax-free to the extent of the CFC’s subpart F income previously included in the Fund’s income. Net losses a CFC recognizes during a taxable year will not flow through to a Fund to offset income or gain generated by the Fund’s other investments, or carry forward to subsequent taxable years; this will limit the benefit from those losses.

•	A Fund’s investment in a CFC could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments, including a Fund’s investments in other CFCs.

•	A Fund’s pursuit of its investment strategy, including a strategy involving the ability to engage in certain derivative transactions, will potentially be limited by the Fund’s intention to qualify as a RIC, and could adversely affect the Fund’s ability to so qualify.

•	Distributions paid to non-U.S. shareholders that a Fund properly reports as capital gain distributions, short-term capital gain distributions or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain requirements are met. A Fund is permitted, but is not required, to report the part, if any, of its distributions that are eligible for such treatment. A Fund’s distributions other than those the Fund properly reports as capital gain distributions, short-term capital gain distributions or interest-related dividends generally will be subject to withholding of U.S. federal income tax. For more information on the tax consequences of investing in a Fund for non-U.S. shareholders, see “Taxes” in the SAI. Non-U.S. shareholders described in section 892 of the Code should consult their tax advisers with respect to their investment in a Fund.

•	The Code generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under Sections 1471-1474 of the Code (including the U.S. Treasury Regulations and IRS guidance issued thereunder, “FATCA”) or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold 30% of the distributions, other than capital gain distributions, the Fund makes to that shareholder. If FATCA withholding is applicable, the Fund or its agent is required to withhold even if the payment would otherwise be exempt from withholding under rules applicable to non-U.S. shareholders. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and capital gain distributions a Fund pays will not be subject to FATCA withholding. Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements. In addition, foreign countries are considering, and may implement, laws similar in purpose and scope to FATCA, as more fully described above. See “Taxes” in the SAI for more information.

•	Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund that are attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax adviser regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of some of the tax consequences of investing in a Fund for non-U.S. shareholders.

Certain Non-U.S. Tax Issues Relating to Singapore

As described under “Management of the Trust,” GMO Singapore provides investment advisory services and makes investment decisions or recommendations for all or a part of each Emerging Markets Equity Fund’s portfolio, as determined by GMO.

GMO believes that an exemption from Singapore taxation should apply to income and gains derived from the provision of such investment advisory services and from such investment decisions or recommendations made by GMO Singapore for a “qualifying fund”, so long as, among other requirements, such income and gains constitute “specified income” from “designated investments” as those terms are defined under current Singapore tax law. In this regard, the sources of specified income from designated investments earned solely by each Emerging Markets Equity Fund (and not by any other series of GMO Trust) are considered. GMO expects that all or substantially all such income and gains earned by each Emerging Markets Equity Fund will constitute specified income from designated investments. This tax position takes into account advice received from Singapore legal counsel. All income and gains that are considered to be Singapore-sourced (including amounts attributable to Fund-level permanent establishment in Singapore) and that do not otherwise qualify for the exemption would generally be subject to Singapore taxation at the current corporate rate of 17%. Shareholders of an Emerging Markets Equity Fund bear the risk that income or gains realized by those funds will be subject to Singapore taxation.

In addition to the foregoing, a “non-qualifying” shareholder (described below) may be required to pay a “financial penalty” to the Inland Revenue Authority of Singapore (“IRAS”) and fulfill certain Singapore tax reporting requirements. Very generally, non-qualifying shareholders may include, but are not limited to, Singapore-domiciled shareholders that maintain a permanent establishment in Singapore and who, either alone or with their associates, beneficially own applicable qualifying fund shares representing in excess of 50% of a qualifying fund’s net assets as of the final day of that qualifying fund’s financial year-end (or in excess of 30% of the qualifying fund’s net assets, to the extent the qualifying fund has less than 10 shareholders). The “financial penalty” is generally computed by applying the prevailing corporate rate of tax to a non-qualifying shareholders’ share of qualifying fund profits.

Shareholders are responsible for evaluating their percentage interest of net assets in a qualifying fund for the purpose of their own particular situations. Relevant information may be derived from account statements and other information provided to shareholders in respect of the qualifying fund. Upon the reasonable request of a shareholder, GMO will provide information necessary to allow the shareholder to assess its percentage ownership in the qualifying fund.

Certain Non-U.S. Tax Issues Relating to Australia

As described under “Management of the Trust,” GMO has entered into a personnel sharing arrangement with GMO Australia for the purpose of providing investment management and other services to GMO SGM Major Markets Fund and its wholly-owned subsidiary (together, “SGM”), GMO Alternative Allocation Fund and its wholly-owned subsidiary (together, “AAF”) and GMO Implementation Fund and its wholly-owned subsidiary (together, “BIF”). To the extent a shareholder of SGM, AAF and/or BIF who is not otherwise subject to Australian income tax in respect of such shareholder’s interests in SGM, AAF and/or BIF (a “Non-Resident Shareholder”) is not qualified to claim relief from Australian tax under a tax treaty with Australia, such arrangement could create a risk that the income or gains of SGM, AAF and/or BIF (as relevant) attributable to such Non-Resident Shareholder could be subject to Australian income tax. However, given the way each of SGM, AAF and BIF is managed and conducts its trading activities, GMO’s position is that this personnel sharing arrangement will not cause SGM’s, AAF’s , or BIF’s income or gains to be subject to Australian income tax.

GMO’s position takes into account advice it has received from Australian counsel and the published views of the Australian Commissioner of Taxation (“Commissioner”) with regard to similar arrangements. However, if that position were not accepted by the Commissioner, any income or gains of SGM, AAF and BIF attributable to a Non-Resident Shareholder that the Commissioner considers to be subject to Australian income tax and that does not otherwise qualify for relief from Australian tax under a tax treaty with Australia (or come within the Australian Investment Manager Regime (“IMR”) exemption/concession described below) would generally be subject to Australian tax (likely at the corporate rate of 30%). Each Non-Resident Shareholder of SGM, AAF and BIF bears the risk of any such Australian income tax consequences should SGM’s, AAF’s and/or BIF’s income or gains be subject to Australian tax (although the position of a shareholder that was otherwise within the scope of Australian income tax would not change). The above also assumes, based on advice received from Australian counsel and the published views of the Commissioner, that SGM, AAF and BIF (i) are each treated as trusts for Australian tax purposes and (ii) are not within the scope of certain Australian tax rules applicable to trusts carrying on, or that control the carrying on, of certain trading businesses and that treat such trusts like companies for Australian tax purposes.

The Australian taxation legislation also has specific tax exemptions/concessions as part of the IMR that may mitigate the Australian tax risks for SGM, AAF, BIF and their respective Non-Resident Shareholders. The effect of the IMR may be to exempt SGM, AAF, BIF and their respective Non-Resident Shareholders from Australian taxes irrespective of GMO’s position, which is described above.

Certain Non-U.S. Tax Issues Relating to the United Kingdom

As described under “Management of the Trust”, GMO has entered into a personnel sharing arrangement with GMO UK for the purpose of providing investment management and other services, particularly with respect to Funds managed by the Global Equity and Focused Equity Teams. Provided the Funds are not considered to maintain a “permanent establishment” for United Kingdom taxation purposes, the Funds should not be subject to United Kingdom taxation. GMO’s position is that neither the activities of GMO, nor the Funds are conducted in a manner that should create a permanent establishment for the Funds or shareholders which are not otherwise subject to United Kingdom taxation. Shareholders of a Fund bear the risk that income or gains realized by a Fund will be subject to United Kingdom taxation.

Because several Funds are managed by the Global Equity and Focused Equity Teams, shareholders of applicable Funds will be exposed to the United Kingdom taxation issues described above.

This is a general summary only and shareholders should consult their own tax advisers regarding the tax consequences of an investment in a Fund.

Fund Benchmarks and Comparative Indices

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table or referenced under “Principal Investment Strategies” above.

Benchmark/Comparative Index	Description
Bloomberg Barclays U.S. Aggregate Index	The Bloomberg Barclays U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index

The Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury (TIPS) having a maturity of at least one year and less than ten years.

FTSE 3-Month Treasury Bill Index	The FTSE 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
FTSE 3-Month Treasury Bill Index +++	The FTSE 3-Month Treasury Bill Index +++ is an internally maintained benchmark computed by GMO, comprised of 50% Bloomberg Commodity Total Return Index and 50% J.P. Morgan 3 Month Cash Index through 10/03/2011 and FTSE 3-Month Treasury Bill Index thereafter.
Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

GMO Global Asset Allocation Index	The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by GMO, comprised of (i) the MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex USA (MSCI Standard Index Series, net of withholding tax), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
MSCI ACWI	The MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI +

The MSCI ACWI (All Country World Index) + is an internally maintained composite benchmark computed by GMO, comprised of (i) the GMO Global Equity Index, an internally maintained composite benchmark computed by GMO, comprised of 75% S&P 500 Index and 25% MSCI ACWI ex USA (MSCI Standard Index Series, net of withholding tax) through 5/31/2008 and

(ii) the MSCI ACWI (MSCI Standard Index Series, net of withholding tax) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

MSCI ACWI Commodity Producers Index	The MSCI ACWI (All Country World Index) Commodity Producers Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of listed large and mid-capitalization commodity producers within the global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI ex USA	The MSCI ACWI (All Country World Index) ex USA (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI Emerging Markets Index	The MSCI Emerging Markets Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global emerging markets large and mid-capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI World Index	The MSCI World Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

INVESTMENT RESTRICTIONS

Fundamental Restrictions:

The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:

(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.

(2) With respect to each Fund (except for GMO Benchmark-Free Allocation Fund, GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO International Developed Equity Allocation Fund, GMO Quality Fund, and GMO Resources Fund), the Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to each Fund (except for GMO Benchmark-Free Allocation Fund, GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO International Developed Equity Allocation Fund, GMO Quality Fund, and GMO Resources Fund), the Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This restriction does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1∕3% of a Fund’s total assets in the case of each Fund.

(7)(a) Except as provided in (7)(b) and (7)(c) below, each Fund may not concentrate more than 25% of the value of its total assets in any one industry.

(7)(b) Resources Fund will invest more than 25% of the value of its assets in the natural resources sector.

For purposes of Fundamental Restriction (7)(b), Resources Fund considers the “natural resources sector” to include companies in the group of industries that own, produce, refine, process, transport, and market natural resources and companies in the group of industries that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, environmental services, and such other industries as determined by GMO from time to time.

(7)(c) Climate Change Fund will invest more than 25% of the value of its assets in climate change-related industries.

For purposes of Fundamental Restriction (7)(c), Climate Change Fund considers “climate change-related industries” to include clean energy, batteries and storage, electric grid, energy efficiency, recycling and pollution control, agriculture, water, and businesses that service such industries.

For purposes of Fundamental Restrictions (7)(a), (7)(b), and (7)(c), the U.S. government and its agencies and instrumentalities are not considered to be an industry.

(8)(a) With respect to each Fund (except GMO Benchmark-Free Allocation Fund, GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Asset Allocation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, and GMO Resources Fund), the Fund may not purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.

(b) With respect to each of GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, and GMO Resources Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(c) With respect to each of GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO International Developed Equity Allocation Fund, and GMO International Equity Allocation Fund, the Fund may not purchase commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon and may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts, and option contracts).

For purposes of Fundamental Restrictions (8)(a), (b) and (c) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) With respect to each of GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO International Developed Equity Allocation Fund, and GMO International Equity Allocation Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:

(1) With respect to each Fund (except GMO Climate Change Fund and GMO Resources Fund), the Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.

(3) Each Fund may not invest more than 15% of its net assets in illiquid investments.

(4) With respect to each Fund (except for GMO Benchmark-Free Allocation Fund, GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO International Developed Equity Allocation Fund, GMO Quality Fund, and GMO Resources Fund), the Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1∕3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Fund’s Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term “invest” to include both direct and indirect investing and the term “investments” to include both direct and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments. For Name Policies related to “Equity” Funds, the term “equities” refers to direct and indirect investments (described above) in common and preferred stocks and other stock-related securities, such as convertible securities and depositary receipts. These investments also include exchange-traded equity REITs and equity income trusts.

When used in connection with a Fund’s Name Policy, GMO uses the terms “invest,” “investments,” “assets,” and “tied economically” as defined in the Fund’s Prospectus.

Except for Fundamental Restriction (1) (as indicated above) and Non-Fundamental Restriction (3), all percentage limitations on investments set forth herein and in a Fund’s Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase “shareholder approval,” as used in this section, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the proxy statement/prospectus, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in this proxy statement/prospectus cannot be changed without the approval of shareholders of that Fund.

With respect to each Asset Allocation Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest, through its investments in the Underlying Funds, in investments that are tied economically to a number of countries throughout the world.

INVESTMENT IN OTHER GMO FUNDS

As described elsewhere in this proxy statement/prospectus, the Funds may themselves invest in underlying GMO Funds. This section provides information about the underlying GMO Funds in which the Funds may invest.

GMO Alternative Allocation Fund. GMO Alternative Allocation Fund (“Alternative Allocation Fund”), a series of GMO Trust, is not offered by this Prospectus. Alternative Allocation Fund is managed by GMO.

Alternative Allocation Fund pays a management fee to GMO at the annual rate of 0.73% of Alternative Allocation Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Alternative Allocation Fund’s investment objective is positive total return.

Alternative Allocation Fund seeks annualized returns of 4% (net of fees) above cash (FTSE 3-Month Treasury Bill Index) over a complete market cycle while having a low correlation to traditional equity market indices by investing in a combination of GMO investment strategies. Alternative Allocation Fund will typically have exposure to multiple underlying strategies, and at any given time Alternative Allocation Fund may have significant exposure to one or more strategies. Below is a non-exhaustive list of the strategies in which GMO expects Alternative Allocation Fund to invest:

•	Fixed Income Absolute Return: strategy of exploiting opportunities in global debt and currency markets by investing in fixed income instruments of varying maturities, durations and credit qualities (including bonds, forward contracts, swap contracts or other derivatives)

•	Event Driven/Merger Arbitrage: strategy of investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term. These events are typically agreed-to merger and acquisition transactions but may also include corporate buy-ins, hostile mergers, pre-bid acquisitions, corporate spin-offs, likely transactions, restructurings, and corporate litigation and regulatory events.

•	Systematic Put Writing: put option writing strategy on U.S. and non-U.S. stock indices based on GMO’s evaluation of the income Alternative Allocation Fund can receive for writing put options on a given index relative to the income for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices.

•	Global Macro: long/short strategy across a range of global equity, bond, currency, and commodity markets using exchange-traded futures, forward currency contracts, and swaps on commodity indices, as well as other investments, taking advantage of GMO’s proprietary investment models for systematic global tactical asset allocation and equity, bond, currency and commodity market selection.

•	Long/Short Equities: global, regional and/or industry-specific long-short equity exposures

•	Long/Short Asset Allocation: strategy taking long positions in asset and sub-asset classes that GMO expects will outperform relative to the asset and sub-asset classes to which Alternative Allocation Fund has short investment exposure.

•	High Yield: systematic, factor-based strategy of investing in high yield bonds and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds, exchange-traded funds (“ETFs”), total return swaps on high yield indices, and options on ETFs and high yield indices.

GMO may eliminate or add new strategies at any time, and the factors GMO considers can change over time. Alternative Allocation Fund may have long and/or short exposure to any asset class (e.g., U.S. equity, international equity, emerging market equity, developed and emerging market fixed income) and may utilize exchange-traded and over-the-counter derivatives of any kind. Alternative Allocation Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Because of its derivative positions, Alternative Allocation Fund may at times have gross investment exposure in excess of its net assets (i.e. Alternative Allocation Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. Alternative Allocation Fund may invest in securities of any credit quality (including below investment grade securities commonly referred to as “high yield” or “junk bonds”) or maturity. Alternative Allocation Fund may invest in securities of companies of any market capitalization. Alternative Allocation Fund may lend its portfolio securities.

Alternative Allocation Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which Alternative Allocation Fund is permitted to invest directly. References in this Prospectus to actions taken by Alternative Allocation Fund refer to actions taken by the subsidiary as well as Alternative Allocation Fund. Alternative Allocation Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).

Alternative Allocation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in Alternative Allocation Fund is subject to all of the risks to which Alternative Allocation Fund is exposed. The principal risks of an investment in Alternative Allocation Fund include Management and Operational Risk, Leveraging Risk, Derivatives and Short Sales Risk, Market Risk – Equities, Market Risk – Fixed Income, Credit Risk, Counterparty Risk, Fund of Funds Risk, Futures Contracts Risk, Non-U.S. Investment Risk, Merger Arbitrage Risk, Currency Risk, Commodities Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Illiquidity Risk, Large Shareholder Risk, and Smaller Company Risk. Alternative Allocation Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Alternative Allocation Fund may affect Alternative Allocation Fund’s performance more than if Alternative Allocation Fund were a diversified investment company. Shareholders of each Fund investing in Alternative Allocation Fund are indirectly exposed to these risks.

GMO Asset Allocation Bond Fund. GMO Asset Allocation Bond Fund (“AABF”), a series of GMO Trust, is not offered by this Prospectus. AABF is managed by GMO.

AABF pays a management fee to GMO at the annual rate of 0.25% of AABF’s average daily net assets for each class of shares. Class III shares pay a shareholder service fee to GMO at the annual rate of 0.15% of that class’s average daily net assets.

AABF’s investment objective is total return in excess of that of its benchmark, the FTSE 3-Month Treasury Bill Index, which is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.

The investment strategies GMO pursues for AABF are intended to complement the strategies it is pursuing for the other funds and accounts it manages. Accordingly, AABF is not intended to serve as a standalone investment.

AABF invests in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forward contracts or derivatives such as options, futures contracts, or swap agreements. GMO uses a variety of fundamental and quantitative processes to manage AABF. GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include, among others, term structure, foreign exchange, volatility, credit, and liquidity.

Under normal circumstances, AABF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, forward currency contract, or option). AABF may invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

AABF may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which AABF may invest include, but are not limited to:

•	inflation-indexed bonds issued by the U.S. government (including Inflation-Protected Securities) and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation-indexed bonds issued by corporations;

•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “high yield” or “junk bonds”);

•	emerging country sovereign and quasi-sovereign debt;

•	asset-backed securities, including mortgage related and mortgage-backed securities;

•	exchange-traded funds (ETFs) as an alternative to direct investments in bonds;

•	other pooled investment vehicles, including vehicles managed by GMO and vehicles unaffiliated with GMO; and

•	commodities.

From time to time, AABF may have some direct or indirect exposure to equities. AABF may invest in securities of companies of any market capitalization.

AABF also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, forward currency contracts, repurchase agreements and reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, commodity swaps, inflation swaps, municipal swaps, and other types of swaps), interest rate options, and other types of derivatives. In addition, AABF may lend its portfolio securities. AABF is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of AABF’s investment strategy. However, because of its derivative positions, AABF may at times have gross investment exposure in excess of its net assets (i.e., AABF may be leveraged), and therefore may be subject to heightened risk of loss during those times. AABF’s performance can depend substantially on the performance of assets or indices underlying AABF’s derivatives even though AABF does not own those assets or indices.

AABF may gain exposure to the investments described above by investing in shares of other GMO Funds, including GMO Opportunistic Income Fund (to provide exposure to credit (particularly, asset-backed) markets) and GMO Emerging Country Debt Fund (to provide exposure to emerging country debt securities)). AABF also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

AABF may invest up to 100% of its assets in below investment grade bonds.

GMO does not seek to maintain a specified interest rate duration for AABF, and AABF’s interest rate duration will change depending on AABF’s investments and GMO’s assessment of different sectors of the bond market. AABF’s interest rate duration may be positive or negative. AABF’s performance may differ significantly from that of its benchmark.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of AABF’s net assets in cash and cash equivalents.

If deemed prudent by GMO, AABF may take temporary defensive positions.

A Fund that invests in AABF is subject to all of the risks to which AABF is exposed. The principal risks of an investment in AABF include Market Risk – Fixed Income, Credit Risk, Illiquidity Risk, Counterparty Risk, Derivatives and Short Sales Risk, Leveraging Risk, Market Risk – Asset-Backed Securities, Non-U.S. Investment Risk, Currency Risk, Commodities Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Market Risk – Equities, Smaller Company Risk, and Large Shareholder Risk. AABF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by AABF may affect AABF’s performance more than if AABF were a diversified investment company. Shareholders of each Fund investing in AABF are indirectly exposed to these risks.

GMO Cyclical Focus Fund. GMO Cyclical Focus Fund (“Cyclical Focus Fund”), a series of GMO Trust, is not offered by this Prospectus. Cyclical Focus Fund is managed by GMO.

Cyclical Focus Fund pays a management fee to GMO at the annual rate of 0.33% of Cyclical Focus Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Cyclical Focus Fund’s investment objective is total return.

GMO seeks to achieve Cyclical Focus Fund’s investment objective by investing in companies operating in cyclical industries (e.g., consumer discretionary, financials, energy, real estate, materials and industrials) that GMO believes are of higher quality than their industry peers. GMO believes that higher quality cyclical companies are more likely to withstand declining economic conditions and to thrive when economic conditions improve. Cyclical Focus Fund is expected to invest in U.S. and non-U.S. equities, including emerging market equities.

In selecting securities for the Fund, GMO uses a combination of investment methods and typically considers both systematic factors, based on profitability, profit stability, leverage, and other publicly available financial information, and judgmental factors, based on GMO’s assessment of future profitability, capital allocation, growth opportunities, and sustainability against competitive forces. GMO also may rely on valuation methodologies, such as discounted cash flow analysis and multiples of price to earnings, revenues, book values or other fundamental metrics. In addition, GMO may consider ESG (environmental, social, and governance) criteria as well as trading patterns, such as price movement or volatility of a security or groups of securities.

Cyclical Focus Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

At times, Cyclical Focus Fund may have substantial exposure to a single asset class, industry, sector, country, region, currency or issuer. Cyclical Focus Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. GMO does not manage Cyclical Focus Fund to, or control Cyclical Focus Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, Cyclical Focus Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). Cyclical Focus Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, Cyclical Focus Fund may lend its portfolio securities.

Cyclical Focus Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in Cyclical Focus Fund is subject to all of the risks to which Cyclical Focus Fund is exposed. The principal risks of an investment in Cyclical Focus Fund include Market Risk – Equities, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Market Disruption and Geopolitical Risk, Counterparty Risk, Derivatives and Short Sales Risk, Leveraging Risk, Large Shareholder Risk, Smaller Company Risk, and Illiquidity Risk. Cyclical Focus Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Cyclical Focus Fund may affect Cyclical Focus Fund’s performance more than if Cyclical Focus Fund were a diversified investment company. Shareholders of each Fund investing in Cyclical Focus Fund are indirectly exposed to these risks.

GMO Emerging Country Debt Fund. GMO Emerging Country Debt Fund (“ECDF”), a series of GMO Trust, is not offered by this Prospectus. ECDF is managed by GMO.

ECDF pays a management fee to GMO at the annual rate of 0.35% of ECDF’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

ECDF’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified, which is a uniquely weighted version of the J.P. Morgan EMBI Global that limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The J.P. Morgan EMBI Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.

ECDF invests primarily in non-local currency denominated debt (“external debt”) of emerging market sovereign and quasi-sovereign issuers. “Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. Under normal circumstances, ECDF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. In general, ECDF considers “emerging countries” to be countries that are included in ECDF’s benchmark or that have similar national domestic products or default histories to those of countries included in ECDF’s benchmark. ECDF’s performance is likely to be more volatile than that of its benchmark.

ECDF typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. ECDF may invest in debt investments of all credit qualities, including securities that are in default, and may invest in corporate bonds. (The debt investments in which the ECDF invests includes below investment grade debt investments, which are sometimes referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities.) The debt investments in which ECDF invests are usually denominated in U.S. dollars, Euros, Japanese yen, Swiss francs, or British pounds sterling, although ECDF also may invest in debt investments that are denominated in local currencies. After hedging, U.S. dollars typically comprise at least 75% of ECDF’s exposures. ECDF typically invests in less liquid debt instruments with the intention of holding them for an extended period of time.

When constructing the portfolio, GMO considers risk at both the portfolio and individual security level and generally takes into account, among other factors, interest rate duration, credit spread duration, liquidity, transaction costs and default duration as well as the idiosyncratic risk of each instrument. When making investment decisions, GMO typically relies more heavily on its assessment of the risk-reward characteristics of the individual instruments in a given country than on its outlook for that particular country. GMO uses fundamental analytical techniques as the basis for its analysis with respect to both individual instrument selection and country outlook, incorporating aspects of ESG (environmental, social, and governance) criteria in so doing. The factors GMO considers and investment methods GMO uses can change over time.

In seeking to achieve ECDF’s investment objective, GMO typically invests a portion of ECDF’s assets in over-the-counter (“OTC”) and exchange-traded derivatives, including options, swap contracts (including interest rate swaps, total return swaps and credit default swaps), forward currency contracts (including forward contracts on currencies of developed markets), and reverse repurchase agreements. ECDF is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the ECDF’s investment strategy. However, because of its derivative positions, ECDF may at times have gross investment exposure in excess of its net assets (i.e. ECDF may be leveraged), and therefore may be subject to heightened risk of loss during those times. ECDF’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

ECDF also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

GMO normally seeks to maintain an interest rate duration for ECDF that is similar to that of its benchmark (approximately 7.5 years as of May 31, 2020).

A Fund that invests in ECDF is subject to all of the risks to which ECDF is exposed. The principal risks of an investment in ECDF include Credit Risk, Market Risk – Fixed Income, Illiquidity Risk, Derivatives and Short Sales Risk, Counterparty Risk, Non-U.S. Investment Risk, Large Shareholder Risk, Currency Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Fund of Funds Risk, Market Risk – Asset-Backed Securities, Leveraging Risk, and Management and Operational Risk. ECDF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by ECDF may affect ECDF’s performance more than if ECDF were a diversified investment company. Shareholders of each Fund investing in ECDF are indirectly exposed to these risks.

GMO High Yield Fund. GMO High Yield Fund (“High Yield Fund”), a series of GMO Trust, is not offered by this Prospectus. High Yield Fund is managed by GMO.

High Yield Fund pays a management fee to GMO at the annual rate of 0.35% of High Yield Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

High Yield Fund’s investment objective is total return in excess of that of its benchmark, the Markit iBoxx USD Liquid High Yield Index, which is an independently maintained and widely published index comprised of liquid U.S. dollar denominated high yield bonds, selected to provide a balanced representation of the broad, U.S. dollar denominated high yield corporate bond universe.

High Yield Fund’s investment objective is total return in excess of the Markit iBoxx USD Liquid High Yield Index (net of fees). GMO seeks to achieve High Yield Fund’s investment objective by applying a systematic, factor-based approach to portfolio construction. Through its research, GMO has identified factors that it believes affect returns across the high yield asset class. GMO uses quantitative models, index sampling techniques, and diversification, liquidity, and cost management considerations to make investment decisions for High Yield Fund.

High Yield Fund invests in U.S. high yield bonds, commonly referred to as “junk bonds,” and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds (bonds with short terms to maturity), exchange-traded funds (“ETFs”), swaps on the credit default swap index (“CDX”) and other high yield indices, and swaps on ETFs. High Yield Fund also may invest in non-U.S. high yield bonds and other instruments providing non-U.S. high yield bond exposure.

In addition to the bonds and derivative instruments indicated above, High Yield Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives for investment exposure or hedging purposes, including, without limitation, reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. High Yield Fund may lend its portfolio securities. High Yield Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of High Yield Fund’s investment strategy. However, because of its derivative positions, High Yield Fund may at times have gross investment exposure in excess of its net assets (i.e., High Yield Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. High Yield Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

For collateral and cash management purposes, High Yield Fund may invest in cash equivalents (e.g., Treasury bills, Treasury floating rate notes, Federal Home Loan Bank discount notes, and other agency notes), money market instruments, other fixed income securities (including non-U.S. fixed income securities) and instruments (including corporate notes, convertible debt securities and preferred securities) and derivatives they underlie, as well as other investment companies (including ETFs, unit investment trusts, and closed-end funds) that invest primarily in high yield debt investments.

Under normal circumstances, High Yield Fund invests directly and indirectly (e.g., through derivatives and ETFs) at least 80% of its assets in high yield bonds. The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives. “High yield bonds” generally include those bonds rated BB+ and lower by S&P Global Ratings or Ba1 and lower by Moody’s Investors Service, Inc. They also may include unrated bonds that GMO determines are of similar quality to those with such ratings.

High Yield Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, directly in the types of investments typically held by money market funds, and in fixed income securities issued by non-U.S. developed countries and their agencies and instrumentalities.

A Fund that invests in High Yield Fund is subject to all of the risks to which High Yield Fund is exposed. The principal risks of an investment in High Yield Fund include Management and Operational Risk, Market Risk – Fixed Income, Credit Risk, Illiquidity Risk, Derivatives and Short Sales Risk, Fund of Funds Risk, Focused Investment Risk, Counterparty Risk, Currency Risk, Market Disruption and Geopolitical Risk, Non-U.S. Investment Risk, Large Shareholder Risk, and Leveraging Risk, Futures Contracts Risk. High Yield Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by High Yield Fund may affect High Yield Fund’s performance more than if High Yield Fund were a diversified investment company. Shareholders of each Fund investing in High Yield Fund are indirectly exposed to these risks.

GMO Implementation Fund. GMO Implementation Fund (“Implementation Fund”), a series of GMO Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds or other accounts managed by GMO. Implementation Fund is managed by GMO.

Implementation Fund does not pay an investment management fee or shareholder service fee to GMO. Implementation Fund offers a single class of shares.

Implementation Fund’s investment objective is positive total return, not relative return.

The investment strategies GMO pursues for Implementation Fund are intended to complement the strategies it is pursuing for the other funds and accounts it manages. Accordingly, Implementation Fund is not intended to serve as a standalone investment. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine Implementation Fund’s strategic direction. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.

GMO does not manage Implementation Fund to, or control Implementation Fund’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, Implementation Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. Implementation Fund may invest in securities of companies of any market capitalization. In addition, Implementation Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. Implementation Fund may invest a significant portion of its assets in the securities of issuers in industries that are subject to the same or similar risk factors. To the extent Implementation Fund invests in fixed income securities, it may have significant exposure to fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “high yield” or “junk bonds”), and of any maturity or duration. Implementation Fund also may engage in short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.

Implementation Fund may engage in merger arbitrage by purchasing securities of companies proposing to engage in mergers or other acquisitions. In that connection, Implementation Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.

As an alternative to investing directly in securities, Implementation Fund may invest in exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). Implementation Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. Implementation Fund’s foreign currency exposure may differ from the currency exposure of its securities. Implementation Fund may lend its portfolio securities.

Implementation Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of Implementation Fund’s investment strategy. However, because of its derivative positions, Implementation Fund may at times have gross investment exposure in excess of its net assets (i.e., Implementation Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. Implementation Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Implementation Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income instruments but also may invest in any other investment in which Implementation Fund is permitted to invest directly. References in this Prospectus to action taken by Implementation Fund refer to actions taken by the subsidiary as well as Implementation Fund. Implementation Fund does not invest directly in commodities and commodity-related derivatives.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of Implementation Fund’s net assets in cash and cash equivalents.

Implementation Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in Implementation Fund is subject to all of the risks to which Implementation Fund is exposed. The principal risks of an investment in Implementation Fund include Market Risk – Equities, Market Risk – Fixed Income, Non-U.S. Investment Risk, Management and Operational Risk, Derivatives and Short Sales Risk, Illiquidity Risk, Currency Risk, Credit Risk, Market Risk – Asset-Backed Securities, Counterparty Risk, Focused Investment Risk, Leveraging Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, Merger Arbitrage Risk, Commodities Risk, Large Shareholder Risk, and Fund of Funds Risk. Implementation Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Implementation Fund may affect Implementation Fund’s performance more than if Implementation Fund were a diversified investment company. Shareholders of each Fund investing in Implementation Fund are indirectly exposed to these risks.

GMO International Equity Fund. GMO International Equity Fund (“International Equity Fund”), a series of GMO Trust, is not offered by this Prospectus. International Equity Fund is managed by GMO.

International Equity Fund pays a management fee to GMO at the annual rate of 0.50% of International Equity Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

International Equity Fund’s investment objective is high total return.

GMO seeks to achieve International Equity Fund’s investment objective by investing International Equity Fund’s assets primarily in non-U.S. developed market equities.

GMO selects the securities International Equity Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.

In selecting securities for International Equity Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to international equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to international equity markets. In constructing International Equity Fund’s portfolio, GMO considers a number of factors, including position size, market capitalization, liquidity, transaction costs and exposure to particular industries, sectors, countries, regions, and currencies. At times, the International Equity Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. International Equity Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, International Equity Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). International Equity Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, International Equity Fund may lend its portfolio securities.

Under normal circumstances, International Equity Fund invests directly and indirectly (through underlying funds or derivatives) at least 80% of its assets in equities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

International Equity Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in International Equity Fund is subject to all of the risks to which International Equity Fund is exposed. The principal risks of an investment in International Equity Fund include Market Risk – Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Focused Investment Risk, Illiquidity Risk, Derivatives and Short Sales Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each Fund investing in International Equity Fund are indirectly exposed to these risks.

GMO Multi-Sector Fixed Income Fund. GMO Multi-Sector Fixed Income Fund (“MSFI”), a series of GMO Trust, is not offered by this Prospectus. MSFI is managed by GMO. MSFI was formerly known as “GMO Core Plus Bond Fund.”

MSFI pays a management fee to GMO at the annual rate of 0.25% of Risk Premium Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

MSFI’s investment objective is total return in excess of that of its benchmark, the Bloomberg Barclays U.S. Aggregate Index, which is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.

MSFI’s investment program has two principal components. One component seeks to achieve a return commensurate with that of MSFI’s benchmark. The second component seeks to add value relative to MSFI’s benchmark by making investments that often will not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds and exchange-traded funds (ETFs)) and direct investments in asset-backed, corporate, government and emerging country debt securities. This second component can cause MSFI’s performance to differ significantly from that of its benchmark.

In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO uses a quantitative approach that considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets. In addition, GMO seeks to identify opportunities arising from unusual market conditions not otherwise identified by its quantitative models and uses various portfolio construction techniques to manage risk.

In making decisions regarding credit investments, GMO seeks to take advantage of its proprietary investment models to opportunistically allocate MSFI’s assets among credit sectors (e.g., investment grade and high yield) and to systematically identify investments within those credit sectors with the best risk/return profiles.

The factors GMO considers and investment methods GMO uses can change over time. In pursuing its investment program, MSFI may make investments in: (i) bonds denominated in various currencies, including non-U.S. and U.S. government bonds and corporate bonds; (ii) shares of GMO Opportunistic Income Fund (to provide exposure to credit (particularly, asset-backed) markets); (iii) shares of ECDF (to provide exposure to emerging country debt securities); (iv) ETFs; and (v) shares of U.S. Treasury Fund, money market funds unaffiliated with GMO, and the types of investments typically held by money market funds. MSFI may also engage in short sales and invest in derivatives, including without limitation, to-be-announced transactions, futures contracts, currency and interest rate options, currency forwards, repurchase agreements and reverse repurchase agreements, and swap contracts, such as swaps on securities and securities indices, total return swaps, interest rate swaps, and currency swaps, and other types of derivatives.

As a result primarily of its investment in shares of Opportunistic Income Fund and ECDF, MSFI has and expects to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (below investment grade debt investments are sometimes referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities or asset-backed securities).

GMO normally seeks to maintain annualized tracking error (standard deviation) relative to MSFI’s benchmark of 1-3% over a complete market cycle and an estimated interest rate duration within 2 years of the benchmark’s duration (approximately 6 years as of May 31, 2020).

Under normal circumstances, MSFI invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

MSFI may invest in securities of companies of any market capitalization. In addition, MSFI may lend its portfolio securities.

MSFI is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal investment strategy of MSFI. However, because of its derivative positions, MSFI may at times have gross investment exposure in excess of its net assets (i.e. MSFI may be leveraged) and therefore may be subject to heightened risk of loss during those times. MSFI’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, MSFI may take temporary defensive positions.

A Fund that invests in MSFI is subject to all of the risks to which MSFI is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk – Fixed Income, Credit Risk, Management and Operational Risk, Derivatives and Short Sales Risk, Market Risk – Asset-Backed Securities, Currency Risk, Illiquidity Risk, Futures Contracts Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Counterparty Risk, Focused Investment Risk, Leveraging Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, and Smaller Company Risk. MSFI is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each Fund investing in Risk Premium Fund are indirectly exposed to these risks.

GMO Opportunistic Income Fund. GMO Opportunistic Income Fund (“Opportunistic Income Fund”), a series of GMO Trust, is not offered by this Prospectus. Opportunistic Income Fund is managed by GMO.

Opportunistic Income Fund pays a management fee to GMO at the annual rate of 0.40% of Opportunistic Income Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Opportunistic Income Fund’s investment objective is capital appreciation and current income.

Opportunistic Income Fund invests primarily in securitized credit securities. Securitized credit securities include, but are not limited to, commercial and residential (non-agency and, typically to a lesser extent, agency) mortgage-backed securities, collateralized loan obligations, and securities backed by pools of receivables in various industries, such as student loans and automobiles. The interest rates for these securities may be fixed or variable. Opportunistic Income Fund also may invest in other fixed-income instruments, including, without limitation, bonds and other similar instruments issued or guaranteed by the U.S. government and its agencies and instrumentalities, by non-U.S. governments and their agencies and instrumentalities and by private sector entities.

Opportunistic Income Fund also may invest in the following: interest-only, principal-only, or inverse floating rate debt; mortgage dollar rolls; securities on a when-issued, delayed delivery or forward commitment basis through the “to-be-announced” market; mortgage loans; securities of any maturity or duration with fixed, floating, or variable rates; equity real estate investment trusts; securities of other investment companies (including other GMO Funds) that invest primarily in fixed income securities; corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”); and securities that are not rated by any rating agency.

Opportunistic Income Fund’s allocation of its assets into various asset classes within the fixed income market will depend on the views of GMO as to the best value relative to what is currently available in the market. In managing Opportunistic Income Fund’s portfolio, GMO typically analyzes a variety of factors including, among others, maturity, yield and ratings information, opportunities for price appreciation, collateral quality, credit support, structure and market conditions. GMO may cause Opportunistic Income Fund to sell investments if it determines that any of these factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. GMO attempts to diversify risks that arise from position sizes, sectors and geographies, ratings, duration, deal structure and collateral values, and seeks to limit risk of principal loss by causing Opportunistic Income Fund to invest in securities or other instruments that it considers undervalued. GMO does not manage Opportunistic Income Fund to, or control Opportunistic Income Fund’s risk relative to, any securities index or securities benchmark.

From time to time, Opportunistic Income Fund may have some direct or indirect exposure to equities. Opportunistic Income Fund may invest in securities of companies of any market capitalization, as well as in securities of any maturity, duration, or credit quality.

Opportunistic Income Fund also may invest in exchange-traded funds (ETFs) and exchange-traded and over-the-counter (OTC) derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps and interest rate swaps), futures contracts, currency and interest rate options, swaptions (including credit default swaptions), reverse repurchase agreements, and repurchase agreements. In addition, Opportunistic Income Fund may lend its portfolio securities. Opportunistic Income Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of Opportunistic Income Fund’s investment strategy. However, because of its derivative positions, Opportunistic Income Fund may at times have gross investment exposure in excess of its net assets (i.e. Opportunistic Income Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. Opportunistic Income Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

In seeking to achieve Opportunistic Income Fund’s investment objective, GMO may invest a significant portion of Opportunistic Income Fund’s net assets in cash and cash equivalents.

Opportunistic Income Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. Opportunistic Income Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.

If deemed prudent by GMO, Opportunistic Income Fund may take temporary defensive positions.

A Fund that invests in Opportunistic Income Fund is subject to all of the risks to which Opportunistic Income Fund is exposed. The principal risks of an investment in Opportunistic Income Fund include Credit Risk, Market Risk – Asset-Backed Securities, Illiquidity Risk, Focused Investment Risk, Market Risk – Fixed Income, Derivatives and Short Sales Risk, Futures Contracts Risk, Leveraging Risk, Counterparty Risk, Management and Operational Risk, Fund of Funds Risk, Large Shareholder Risk, Market Disruption and Geopolitical Risk, Market Risk – Equities, Smaller Company Risk, Non-U.S. Investment Risk, and Currency Risk. Opportunistic Income Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Opportunistic Income Fund may affect Opportunistic Income Fund’s performance more than if Opportunistic Income Fund were a diversified investment company. Shareholders of each Fund investing in Opportunistic Income Fund are indirectly exposed to these risks.

GMO Risk Premium Fund. GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust, is not offered by this Prospectus. Risk Premium Fund is managed by GMO.

Risk Premium Fund pays a management fee to GMO at the annual rate of 0.25% of Risk Premium Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Risk Premium Fund’s investment objective is total return.

Risk Premium Fund seeks to capture returns commensurate with the equity risk premium over a full market cycle with less volatility than global equity markets primarily by selling (writing) put options on stock indices. GMO does not manage Risk Premium Fund to, or control Risk Premium Fund’s risk relative to, any securities index or securities benchmark.

Risk Premium Fund writes put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. In determining the indices on which Risk Premium Fund writes put options, GMO evaluates the income Risk Premium Fund can receive for writing put options on a given index relative to the income it could receive for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices. GMO also evaluates the relative liquidity of option markets and estimated transaction costs. At any given time, Risk Premium Fund may have substantial exposures to one or only a few stock indices. Risk Premium Fund’s performance can depend substantially on the performance of assets or indices underlying the options it has written even though it does not own those assets or indices. Risk Premium Fund may write put options with any strike price or duration.

Risk Premium Fund’s options may be of any type, including options on global, regional and country stock indices, options on exchange-traded funds (ETFs), exchange-traded options and over-the-counter (OTC) options, and may be cash-settled or physically settled. In addition, Risk Premium Fund’s options may be tied economically to any country in the world, including emerging countries. Risk Premium Fund may invest in forward currency contracts to manage its currency exposure and may have exposure (e.g., through options on securities indices) to securities of companies of any market capitalization.

GMO expects that Risk Premium Fund’s put option positions typically will be fully collateralized at the time Risk Premium Fund writes them. GMO, therefore, expects that Risk Premium Fund will hold sufficient assets to cover the maximum possible loss Risk Premium Fund might sustain upon the exercise of a put option it has written.

The factors GMO considers and investment methods GMO uses can change over time. In addition, Risk Premium Fund may lend its portfolio securities.

For collateral and cash management purposes, Risk Premium Fund invests a substantial portion of its assets in cash directly (e.g., Treasury bills, Treasury floating rate notes, Treasury Separately Traded Registered Interest and Principal Securities (“STRIPS”), Federal Home Loan Bank discount notes, and other agency notes), money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. Risk Premium Fund also may invest in shares of GMO U.S. Treasury Fund.

A Fund that invests in Risk Premium Fund is subject to all of the risks to which Risk Premium Fund is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk – Equities, Illiquidity Risk, Derivatives and Short Sales Risk, Management and Operational Risk, Counterparty Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Market Risk – Fixed Income, Credit Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Risk Premium Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each Fund investing in Risk Premium Fund are indirectly exposed to these risks.

GMO SGM Major Markets Fund. GMO SGM Major Markets Fund (“SGM Major Markets Fund”), a series of GMO Trust, is not offered by this Prospectus. SGM Major Markets Fund is managed by GMO.

SGM Major Markets Fund pays a management fee to GMO at the annual rate of 0.85% of SGM Major Markets Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

SGM Major Markets Fund’s investment objective is long-term total return.

SGM Major Markets Fund’s benchmark is the FTSE 3-Month Treasury Bill Index. SGM Major Markets Fund seeks annualized returns of 5% (gross of fees) above the FTSE 3-Month Treasury Bill Index and annualized volatility (standard deviation) of approximately 6-10%, each over a complete market cycle. SGM Major Markets Fund does not maintain specified interest rate duration for its portfolio, and its performance is expected to have a low correlation with the performance of major asset classes over a complete market cycle.

SGM Major Markets Fund typically takes long and short positions in a range of global equity, bond, currency, and commodity markets using exchange-traded and over-the-counter (OTC) futures, forward currency contracts, swaps on commodity indices, and index options, as well as making other investments. In constructing SGM Major Markets Fund’s portfolio, GMO seeks to take advantage of its proprietary investment models for systematic global tactical asset allocation and market selection.

SGM Major Markets Fund normally invests assets not held as margin for futures, forward transactions or swaps in cash directly (e.g., U.S. and non-U.S. government bonds, Treasury floating rate notes, Treasury Separately Traded Registered Interest and Principal Securities (“STRIPS”), Federal Home Loan Bank discount notes, and other agency notes), money market funds unaffiliated with GMO, and shares of U.S. Treasury Fund and directly in the types of investments typically held by money market funds. SGM Major Markets Fund also may invest in U.S. and non-U.S. fixed income securities of any credit quality (including below investment grade securities (commonly referred to as “high yield” or “junk bonds”)), maturity or duration.

GMO’s models for this systematic process are based on the following strategies:

•	Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

•	Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.

In implementing SGM Major Markets Fund’s investment strategy, GMO seeks to take risk positions that, in GMO’s view, are proportionate to the return opportunities. As a result, during time periods when GMO believes the return opportunities are high relative to the risks involved, SGM Major Markets Fund may take more risk relative to SGM Major Markets Fund’s benchmark. Conversely, during time periods when GMO believes the return opportunities are low relative to the risks involved, SGM Major Markets Fund may take less risk relative to SGM Major Markets Fund’s benchmark.

GMO may at any time eliminate strategies, add new strategies, or cause SGM Major Markets Fund to take positions that deviate from GMO’s investment models in response to additional research, changing market conditions, or other factors. The factors GMO considers and investment methods GMO uses can change over time.

SGM Major Markets Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as futures contracts on commodities and commodity indices and over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which SGM Major Markets Fund is permitted to invest directly. References in this Prospectus to actions taken by SGM Major Markets Fund refer to actions taken by the subsidiary as well as SGM Major Markets Fund. SGM Major Markets Fund does not invest directly in commodities and commodity-related derivatives.

SGM Major Markets Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, SGM Major Markets Fund typically has gross investment exposures in excess of its net assets (i.e. SGM Major Markets Fund typically is leveraged) and therefore is subject to heightened risk of loss. SGM Major Markets Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. In addition, SGM Major Markets Fund may lend its portfolio securities.

A Fund that invests in SGM Major Markets Fund is subject to all of the risks to which SGM Major Markets Fund is exposed. The principal risks of an investment in SGM Major Markets Fund include Management and Operational Risk, Market Risk – Equities, Currency Risk, Commodities Risk, Market Risk – Fixed Income, Futures Contracts Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Derivatives and Short Sales Risk, Leveraging Risk, Focused Investment Risk, Counterparty Risk, Market Risk – Asset-Backed Securities, Credit Risk, Illiquidity Risk, Fund of Funds Risk, and Large Shareholder Risk. SGM Major Markets Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by SGM Major Markets Fund may affect SGM Major Markets Fund’s performance more than if SGM Major Markets Fund were a diversified investment company. Shareholders of each Fund investing in SGM Major Markets Fund are indirectly exposed to these risks.

GMO Special Opportunities Fund. GMO Special Opportunities Fund (“Special Opportunities Fund”), a series of GMO Trust, is not offered by this Prospectus. Special Opportunities Fund is managed by GMO.

Special Opportunities Fund pays a management fee to GMO at the annual rate of 1.10% of Special Opportunities Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Special Opportunities Fund’s investment objective is positive total return.

GMO generally uses fundamental analysis to identify investments for Special Opportunities Fund that are, in GMO’s judgment, trading below their fundamental fair (or intrinsic) value. GMO does not manage Special Opportunities Fund to, or control Special Opportunities Fund’s risk relative to, any securities index or securities benchmark.

The factors GMO considers and investment methods GMO uses can change over time. Special Opportunities Fund may have long or short exposure to:

•	U.S. and non-U.S. equities, which may include emerging country equities and equities of any market capitalization;

•	U.S. and non-U.S. fixed income investments, such as asset-backed securities and other fixed income investments of any maturity, duration, or credit quality, including those that are below investment grade (commonly referred to as “high yield” or “junk bonds”) and distressed and defaulted debt securities;

•	Currencies; and,

•	from time to time, alternative investments (e.g., instruments that seek exposure to, or reduce risks of, market volatility). Special Opportunities Fund may engage in merger arbitrage.

Special Opportunities Fund is not restricted in its exposure to any particular issuer, asset class or market and at times may have substantial exposure (long or short) to a single issuer, asset class (e.g., equities or fixed income investments) or market, or to securities of companies in a particular country or type of country (e.g., emerging countries). GMO expects that Special Opportunities Fund’s portfolio will consist of a limited number of investments. Special Opportunities Fund could be subject to material losses from a single investment. As of May 31, 2020, excluding cash and cash equivalents, and aggregating certain swap contracts, Special Opportunities Fund held 13 investments.

In pursuing its investment objective, Special Opportunities Fund may invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, reverse repurchase agreements, options, futures, swap contracts (such as total return swaps and credit default swaps). In addition, Special Opportunities Fund may lend its portfolio securities. Special Opportunities Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of Special Opportunities Fund’s investment strategy. However, because of its derivative positions, Special Opportunities Fund may at times have gross investment exposure in excess of its net assets (i.e., Special Opportunities Fund may be leveraged), and therefore may be subject to heightened risk of loss during those times. Special Opportunities Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Special Opportunities Fund gains exposure to commodities (if any) and some other assets by investing through a wholly-owned subsidiary advised by GMO, which does not receive management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income investments but also may invest in any other investment in which Special Opportunities Fund is permitted to invest directly. References in this Prospectus to actions taken by Special Opportunities Fund refer to actions taken by the subsidiary as well as Special Opportunities Fund. Special Opportunities Fund does not invest directly in commodities and commodity-related derivatives.

In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of Special Opportunities Fund’s net assets in cash and cash equivalents.

Special Opportunities Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in Special Opportunities Fund is subject to all of the risks to which Special Opportunities Fund is exposed. The principal risks of an investment in Special Opportunities Fund include Management and Operational Risk, Focused Investment Risk, Market Risk – Equities, Currency Risk, Credit Risk, Market Risk – Fixed Income, Illiquidity Risk, Market Disruption and Geopolitical Risk, Non-U.S. Investment Risk, Large Shareholder Risk, Derivatives and Short Sales Risk, Leveraging Risk, Counterparty Risk, Commodities Risk, Market Risk – Asset-Backed Securities, Smaller Company Risk, Merger Arbitrage Risk, and Fund of Funds Risk. Special Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Special Opportunities Fund may affect Special Opportunities Fund’s performance more than if Special Opportunities Fund were a diversified investment company. Shareholders of each Fund investing in Special Opportunities Fund are indirectly exposed to these risks.

GMO Strategic Short-Term Fund. GMO Strategic Short-Term Fund (“Strategic Short-Term Fund”), a series of GMO Trust, is not offered by this Prospectus. Strategic Short-Term Fund is managed by GMO.

Strategic Short-Term Fund pays a management fee to GMO at the annual rate of 0.05% of Strategic Short-Term Fund’s average daily net assets for each class of shares. Class IV shares pay shareholder service fees to GMO at the annual rate of 0.10% of that class’s average daily net assets.

Strategic Short-Term Fund’s investment objective is total return in excess of the FTSE 3-Month Treasury Bill Index consistent with capital preservation and daily liquidity. The FTSE 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.

Strategic Short-Term Fund seeks total return (net of fees) in excess of the FTSE 3-Month Treasury Bill Index, consistent with capital preservation and daily liquidity. Strategic Short-Term Fund invests primarily in high quality liquid assets, including fixed income securities and floating rate notes issued by the U.S. government and its agencies and instrumentalities; fixed income securities issued by non-U.S. developed countries and their agencies and instrumentalities; money market instruments (including corporate debt and commercial paper); reverse repurchase agreements; and repurchase agreements. Strategic Short-Term Fund also may invest in other exchange-traded and over-the-counter (OTC) derivatives, such as forward currency contracts or other instruments intended to hedge non-U.S. currency exposure. Strategic Short-Term Fund has a fundamental investment policy to concentrate its investments in the fixed income securities of the governments, agencies or instrumentalities of the United States and other developed market countries.

Strategic Short-Term Fund’s fixed income securities may include all types of interest rate, payment, and reset terms. While Strategic Short-Term Fund primarily invests in high quality liquid assets, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings were reduced below high quality after they were acquired. “High quality” liquid assets include securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P and other securities (including securities that are unrated or rated by ratings organizations other than Moody’s and S&P) that GMO determines have comparable credit qualities. Strategic Short-Term Fund also may invest in agency and supra sovereign securities, such as those issued by the Federal Home Loan Bank and the World Bank, and in money market funds unaffiliated with GMO.

Strategic Short-Term Fund is not a money market fund and is not subject to the maturity, quality, diversification and other requirements applicable to money market funds.

GMO will normally seek to maintain a dollar-weighted average maturity of two years or less for Strategic Short-Term Fund’s portfolio. GMO will normally seek to maintain an estimated interest rate duration of 365 days or less for Strategic Short-Term Fund’s portfolio. GMO estimates Strategic Short-Term Fund’s dollar-weighted average interest rate duration by aggregating the durations of Strategic Short-Term Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

In selecting investments for Strategic Short-Term Fund’s portfolio, GMO focuses primarily on the relative attractiveness of an investment by examining its expected total return, liquidity, diversification and credit quality. The factors GMO considers and investment methods GMO uses can change over time.

A Fund that invests in Strategic Short-Term Fund is subject to all of the risks to which Strategic Short-Term Fund is exposed. The principal risks of an investment in Strategic Short-Term Fund include Market Risk – Fixed Income, Credit Risk, Non-U.S. Investment Risk, Large Shareholder Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, Derivatives and Short Sales Risk, Counterparty Risk, and Currency Risk. Strategic Short-Term Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Strategic Short-Term Fund may affect Strategic Short-Term Fund’s performance more than if Strategic Short-Term Fund were a diversified investment company. Shareholders of each Fund investing in Strategic Short-Term Fund are indirectly exposed to these risks.

GMO Tax-Managed International Equities Fund. GMO Tax-Managed International Equities Fund (“TMIEF”), a series of the Trust, is not offered by this Prospectus. TMIEF is managed by GMO.

TMIEF pays a management fee to GMO at the annual rate of 0.50% of TMIEF’s average daily net assets. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of TMIEF’s average daily net assets.

TMIEF’s investment objective is high after-tax total return.

GMO seeks to achieve TMIEF’s investment objective by investing TMIEF’s assets primarily in international equity markets.

GMO selects the securities TMIEF buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.

In selecting securities for TMIEF, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to international equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to international equity markets. In constructing TMIEF’s portfolio, GMO considers a number of factors, including position size, market capitalization, liquidity, transaction costs and exposure to particular industries, sectors, countries, regions, and currencies. At times, TMIEF may have substantial exposure to a single asset class, industry, sector, country, region, or currency. TMIEF may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

GMO may consider the tax effects of a proposed trade in conjunction with the return GMO forecasts the securities to be purchased or sold and GMO’s assessment of their potential contribution to the overall portfolio. GMO also may consider TMIEF’s realized and unrealized gains and losses and current market conditions.

As an alternative to investing directly in equities, TMIEF may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). TMIEF also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, TMIEF may lend its portfolio securities.

TMIEF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States, including both developed and emerging countries. Under normal circumstances, TMIEF invests directly and indirectly at least 80% of its assets in equities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

TMIEF also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in TMIEF is subject to all of the risks to which TMIEF is exposed. The principal risks of an investment in TMIEF include Market Risk – Equities, Non-U.S. Investment Risk, Management and Operational Risk, Currency Risk, Illiquidity Risk, Focused Investment Risk, Derivatives and Short Sales Risk, Smaller Company Risk, Leveraging Risk, Counterparty Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. TMIEF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by TMIEF may affect TMIEF’s performance more than if TMIEF were a diversified investment company. Shareholders of each Fund investing in TMIEF are indirectly exposed to these risks.

GMO U.S. Equity Fund. GMO U.S. Equity Fund (“U.S. Equity Fund”), a series of GMO Trust, is not offered by this Prospectus. U.S. Equity Fund is managed by GMO.

U.S. Equity Fund pays a management fee to GMO at the annual rate of 0.31% of U.S. Equity Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

U.S. Equity Fund’s investment objective is high total return.

GMO seeks to achieve U.S. Equity Fund’s investment objective by investing the Fund’s assets primarily in U.S. equity markets. GMO selects the securities U.S. Equity Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.

In selecting securities for U.S. Equity Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to U.S. equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to U.S. equity markets. In constructing U.S. Equity Fund’s portfolio, GMO considers a number of factors, including position size, industry and sector exposure, market capitalization, liquidity and transaction costs. At times, U.S. Equity Fund may have substantial exposure to a single asset class, industry, sector or market capitalization. U.S. Equity Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, U.S. Equity Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). U.S. Equity Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, U.S. Equity Fund may lend its portfolio securities.

Under normal circumstances, U.S. Equity Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts.

U.S. Equity Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in U.S. Equity Fund is subject to all of the risks to which U.S. Equity Fund is exposed. The principal risks of an investment in U.S. Equity Fund include Market Risk – Equities, Management and Operational Risk, Focused Investment Risk, Illiquidity Risk, Derivatives and Short Sales Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each Fund investing in U.S. Equity Fund are indirectly exposed to these risks.

GMO U.S. Small Cap Value Fund. GMO U.S. Small Cap Value Fund (“Small Cap Value Fund”), a series of GMO Trust, is not offered by this Prospectus. Small Cap Value Fund is managed by GMO.

Small Cap Value Fund pays a management fee to GMO at the annual rate of 0.31% of Small Cap Value Fund’s average daily net assets for each class of shares. Class III shares pay shareholder service fees to GMO at the annual rate of 0.15% of that class’s average daily net assets.

Small Cap Value Fund’s investment objective is total return in excess of that of its benchmark, S&P SmallCap 600 Value Index, which is an independently maintained and widely published index comprised of value stocks within the S&P SmallCap 600 Index. The S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. Equity market. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

GMO seeks to achieve Small Cap Value Fund’s investment objective by investing primarily in equities of U.S. companies that are included in the S&P 600 Index or whose market capitalization at the time of investment is less than that of the 1000 largest publicly held companies. GMO determines the securities Small Cap Value Fund buys and sells based on its evaluation of companies’ published financial information and corporate behavior (such as corporate governance), sustainability criteria, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies.

In selecting securities for Small Cap Value Fund, GMO uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to U.S. equity markets. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or groups of securities relative to U.S. equity markets. In constructing Small Cap Value Fund’s portfolio, GMO considers a number of factors, including position size, industry and sector exposure, market capitalization, liquidity and transaction costs. At times, Small Cap Value Fund may have substantial exposure to a single asset class, industry, sector or market capitalization. Small Cap Value Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, Small Cap Value Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). Small Cap Value Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, Small Cap Value Fund may lend its portfolio securities.

Under normal circumstances, Small Cap Value Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States. In addition, under normal circumstances, Small Cap Value Fund invests directly and indirectly at least 80% of its assets in equities of small-cap companies. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. The term “small-cap companies” means companies whose market capitalization at the time of investment is less than that of the 1,000 largest companies or that are included in the S&P 600 Value Index. As of May 31, 2020, the market capitalization for the smallest of the 1,000 largest companies was approximately $31.1 million. As of May 31, 2020, the market capitalization for the companies comprising the S&P 600 Index ranged from approximately $31.1 million to $4.5 billion.

Small Cap Value Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

A Fund that invests in Small Cap Value Fund is subject to all of the risks to which Small Cap Value Fund is exposed. The principal risks of an investment in Small Cap Value Fund include Market Risk – Equities, Management and Operational Risk, Smaller Company Risk, Focused Investment Risk, Illiquidity Risk, Derivatives and Short Sales Risk, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each Fund investing in Small Cap Value Fund are indirectly exposed to these risks.

GMO U.S. Treasury Fund. GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of GMO Trust, is not offered by this Prospectus. U.S. Treasury Fund is managed by GMO.

U.S. Treasury Fund pays a management fee to GMO at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. U.S. Treasury Fund does not pay shareholder service fees to GMO. U.S. Treasury Fund offers a single class of shares.

U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.

Under normal circumstances, U.S. Treasury Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.

In addition to Direct U.S. Treasury Obligations, U.S. Treasury Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government. U.S. Treasury Fund also may invest in agency and supra sovereign securities, such as those issued by the Federal Home Loan Bank and the World Bank, and in money market funds unaffiliated with GMO.

U.S. Treasury Fund also may enter into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by U.S. Treasury Fund, U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from U.S. Treasury Fund at the original purchase price plus an agreed-upon amount representing interest. Under reverse repurchase agreements, U.S. Treasury Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed-upon amount representing interest. The counterparties in repurchase agreements and reverse repurchase agreements are typically brokers and banks, and the safety of the arrangement depends on, among other things, U.S. Treasury Fund’s having an interest in the security (or other collateral) that it can realize in the event of the counterparty’s insolvency or inability or unwillingness to pay.

U.S. Treasury Fund is not a money market fund and is not subject to the maturity, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.

A Fund that invests in U.S. Treasury Fund is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk – Fixed Income, Credit Risk, Large Shareholder Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Counterparty Risk. Shareholders of each Fund investing in U.S. Treasury Fund are indirectly exposed to these risks.

APPENDIX C

SUPPLEMENTAL AND RELATED PERFORMANCE AND VOLATILITY INFORMATION GMO BENCHMARK-FREE ALLOCATION FUND

The supplemental performance and volatility information below is provided as an additional indication of the risk/return potential of GMO Benchmark-Free Allocation Fund and should be considered in conjunction with the Fund’s performance-related and other information included elsewhere in this prospectus/proxy statement. As set forth under “Principal Investment Strategies – GMO Benchmark-Free Allocation Fund” in Appendix B, the Fund seeks an annualized return in excess of a specified index and a range of annualized volatility, each over a complete market cycle. The information below is intended to provide additional context with respect to those statements.

Standard deviation measures the dispersion of a set of data around its average and is generally viewed as a measure of volatility (i.e. variability of returns). The standard deviation information below (calculated using monthly net returns, before taxes) reflects the magnitude of dispersion of the Fund’s annualized returns over the last three calendar years and since the first calendar month-end after the inception of the Fund’s current investment strategy. Returns in the tables below reflect fees and expenses of Class III Shares of the Funds. Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment. Updated performance information for the Fund is available at www.gmo.com. PAST VOLATILITY AND PERFORMANCE ARE NOT INDICATIVE OF FUTURE VOLATILITY AND PERFORMANCE.

Annualized Returns and Volatility/Class III Shares

Periods Ending December 31, 2019

GMO Benchmark-Free Allocation Fund

	3 Year Trailing	Since Strategy Inception (7/23/03)*
Net Standard Deviation (%)	6.06%	6.91%
Net Return Before Taxes (%)	6.10%	7.97%
Net Return Before Taxes versus Consumer Price Index	4.02%	5.87%

* Standard deviation information is provided for the period beginning 7/31/2003, the first calendar-month end after the inception of the Fund’s current investment strategy. All other information is provided for the period beginning 7/23/2003.

C-1

GMO LLC
40 ROWES WHARF
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1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22133-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 1.Proposal 1 (to be voted on by shareholders of GMO Benchmark-Free Allocation Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Benchmark-Free Allocation Series Fund, a series of GMO Series Trust, into GMO Benchmark-Free Allocation Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22134-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a "Fund") hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the "Meeting") to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the "Proxies") (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
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1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22135-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 2.Proposal 2 (to be voted on by shareholders of GMO Climate Change Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Climate Change Series Fund, a series of GMO Series Trust, into GMO Climate Change Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22136-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

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1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22137-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 3.Proposal 3 (to be voted on by shareholders of GMO Emerging Domestic Opportunities Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Emerging Domestic Opportunities Series Fund, a series of GMO Series Trust, into GMO Emerging Domestic Opportunities Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22138-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
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3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

D22139-S08343

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22139-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 4.Proposal 4 (to be voted on by shareholders of GMO Emerging Markets Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Emerging Markets Series Fund, a series of GMO Series Trust, into GMO Emerging Markets Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22140-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
40 ROWES WHARF
BOSTON, MA 02110

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

D22141-S08343

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22141-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 5.Proposal 5 (to be voted on by shareholders of GMO Global Asset Allocation Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Global Asset Allocation Series Fund, a series of GMO Series Trust, into GMO Global Asset Allocation Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22142-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
40 ROWES WHARF
BOSTON, MA 02110

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

D22143-S08343

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22143-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 6.Proposal 6 (to be voted on by shareholders of GMO International Developed Equity Allocation Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO International Developed Equity Allocation Series Fund, a series of GMO Series Trust, into GMO International Developed Equity Allocation Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22144-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
40 ROWES WHARF
BOSTON, MA 02110

SCAN TO VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

D22145-S08343

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22145-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 7.Proposal 7 (to be voted on by shareholders of GMO International Equity Allocation Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO International Equity Allocation Series Fund, a series of GMO Series Trust, into GMO International Equity Allocation Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22146-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
40 ROWES WHARF
BOSTON, MA 02110

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

D22147-S08343

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22147-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 8.Proposal 8 (to be voted on by shareholders of GMO Quality Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Quality Series Fund, a series of GMO Series Trust, into GMO Quality Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22148-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO LLC
40 ROWES WHARF
BOSTON, MA 02110

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

D22149-S08343

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

1) Read the Proxy Statement. 2) Check the appropriate box on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: D22149-S08343 KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY 9.Proposal 9 (to be voted on by shareholders of GMO Resources Series Fund): To approve an Agreement and Plan of Reorganization, adopted by the Board, which provides for the reorganization of GMO Resources Series Fund, a series of GMO Series Trust, into GMO Resources Fund, a series of GMO Trust. For Against Abstain !!! THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS A VOTE FOR THE PROPOSAL LISTED ABOVE. THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED ABOVE AND, ABSENT DIRECTION, WILL BE VOTED FOR THE PROPOSAL LISTED ABOVE. THE PROXIES ARE ALSO AUTHORIZED TO VOTE UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS OR POSTPONEMENTS THEREOF, INCLUDING ANY ADJOURNMENT(S) NECESSARY TO OBTAIN QUORUMS AND/OR APPROVALS. Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title. Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on November 6, 2020. The Proxy Statement/Prospectus and the Notice of Special Meeting are available at: www.proxyvote.com. D22150-S08343 GMO SERIES TRUST SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON NOVEMBER 6, 2020 The undersigned shareholder of the Fund or Funds named on the reverse side (each, a “Fund”) hereby acknowledges receipt of the Notice of Special Meeting and the proxy statement/prospectus for the Special Meeting of Shareholders (for each Fund, including any postponements or adjournments thereof, the “Meeting”) to be held at 9:50 a.m. Eastern Time, on November 6, 2020, by telephone at 1-877-668-4493 (password: 1612369165##), and, revoking any previous proxies, hereby appoints Douglas Y. Charton, Greg Pottle and Kevin O’Brien (the “Proxies”) (or any of them) as proxies for the undersigned, with full power of substitution in each of them, to attend the Meeting and to cast on behalf of the undersigned all the votes the undersigned is entitled to cast at the Meeting and otherwise represent the undersigned at the Meeting with all the powers possessed by the undersigned as if personally present at the Meeting. YOUR VOTE IS IMPORTANT. Mark, sign, date and return this proxy card as soon as possible.

GMO SERIES TRUST

GMO Benchmark-Free Allocation Series Fund

GMO Climate Change Series Fund

GMO Emerging Domestic Opportunities Series Fund

GMO Emerging Markets Series Fund

GMO Global Asset Allocation Series Fund

GMO International Developed Equity Allocation Series Fund

GMO International Equity Allocation Series Fund

GMO Quality Series Fund

GMO Resources Series Fund

STATEMENT OF ADDITIONAL INFORMATION

September 14, 2020

This Statement of Additional Information (the “SAI”) relates to the reorganization of each series of GMO Series Trust listed above (each, a “Selling Fund”) with and into the corresponding series of GMO Trust in which the Selling Fund invests all or substantially all of its assets (each, an “Acquiring Fund”), which is listed opposite the Selling Fund in the table below (each, a “Reorganization,” and together, the “Reorganizations”).

Series of the Trust (Selling Fund)	Series of GMO Trust (Acquiring Fund)
GMO Benchmark-Free Allocation Series Fund	GMO Benchmark-Free Allocation Fund
GMO Climate Change Series Fund	GMO Climate Change Fund
GMO Emerging Domestic Opportunities Series Fund	GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Series Fund	GMO Emerging Markets Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO International Developed Equity Allocation Series Fund	GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Series Fund	GMO International Equity Allocation Fund
GMO Quality Series Fund	GMO Quality Fund
GMO Resources Series Fund	GMO Resources Fund

This SAI contains information which may be of interest to shareholders of the Selling Funds but which is not included in the combined proxy statement/prospectus dated September 14, 2020 (the “Proxy Statement/Prospectus”) relating to the Reorganizations. As described in the Proxy Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Selling Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of certain of the liabilities of each Selling Fund by the Acquiring Fund. Each Selling Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of each Selling Fund. This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Acquiring Funds at c/o Broadridge Financial Solutions, Inc., at 51 Mercedes Way, Edgewood, NY 11717, or by calling (866) 612-8434 (toll free).

i

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

The statement of additional information of GMO Trust (SEC file nos. 811-04347 and 002-98772) relating to each Acquiring Fund, dated June 30, 2020, as supplemented (the “Acquiring Fund SAI”), which has been filed with the Securities and Exchange Commission, is included as Appendix A to this SAI. The information regarding each Acquiring Fund contained in the Acquiring Fund SAI is hereby incorporated by reference into this SAI.

FINANCIAL STATEMENTS

The following documents, each of which has been filed with the Securities and Exchange Commission, are incorporated by reference into this SAI.

GMO Series Trust (SEC file nos. 811-22564 and 333-174627)

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of each Selling Fund for the year ended February 29, 2020.

GMO Trust (SEC file nos. 811-04347 and 002-98772)

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of each Acquiring Fund for the year ended February 29, 2020.

Pro forma financial information about the Acquiring Funds for the Reorganizations is attached as Appendix B to this SAI. Pro forma financial information is not included for an Acquiring Fund if the net assets of the corresponding Selling Fund were less than 10% of the Acquiring Fund’s net assets as of July 22, 2020.

1

APPENDIX A

STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUNDS

A-1

Supplement dated July 31, 2020 to the
GMO Trust Statement of Additional Information dated June 30, 2020

The sub-section beginning on page 61 of the GMO Trust Statement of Additional Information dated June 30, 2020 (“SAI”) captioned “Emerging Domestic Opportunities Fund” in the section captioned “Investment Guidelines” is replaced with the following:

Emerging Domestic Opportunities Fund

(1) The Fund will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.)

(2) The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

For purposes of this guideline, swap contracts on financial instruments or rates are not considered to be commodities or commodity contracts.

(3) The Fund will not invest in securities classified as being in any one country in an amount that exceeds the greater of the following, each representing a percentage of the Fund’s net assets: (a) 30%; or (b) 15% more than the country’s weighting percentage within MSCI Emerging Markets Index. As an example, if the MSCI Emerging Markets Index’s country weight for China is 29%, the Fund will not invest more than 44% of its net assets in securities classified as being in China. For purposes of this guideline, a security’s country classification will be based on generally accepted industry standards, including but not limited to the issuer’s country of incorporation, primary listing or domicile, or other factors GMO believes to be relevant. For the avoidance of doubt, China A-Shares are classified as investments in China for purposes of this guideline.

(4) Excluding investments made for the purpose of equitizing cash (e.g., exchange-traded funds) or serving as cash substitutes (e.g., money market funds and GMO U.S. Treasury Fund), the Fund will not invest more than 10% of its net assets in pooled investment vehicles.

(5) The Fund will not invest more than the 20% of its net assets in securities classified as being in frontier market countries. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors GMO believes to be relevant.

For purposes of this guideline, frontier market countries are countries that are not included in the MSCI All Country World Index.

(6) Except for limited periods surrounding inflows and outflows, the Fund will not hold more than 10% of its net assets in cash, cash equivalents or cash substitutes (e.g., shares of money market funds or shares of U.S. Treasury Fund).

(7) The Fund will not invest more than 25% of its net assets in any one industry.

(8) The Fund will typically invest in at least fifty (50) different issuers.

The table appearing on page 93 of the SAI is updated to reflect that B.J. Brannan held a direct beneficial share ownership of $50,001-$100,000 in Alternative Allocation Fund, and Jason Hotra held a direct beneficial share ownership of $50,001-$100,000 in Multi-Sector Fixed Income Fund, each as of February 29, 2020.

GMO TRUST

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2020

Multi-Asset Class Funds

Benchmark-Free Allocation Fund

Class III: GBMFX

Class IV: GBMBX

Class MF: —

Class R6: GBMSX

Class I: GBMIX

Global Asset Allocation Fund

Class III: GMWAX

Class R6: GMWRX

Class I: GMOOX

Equity Funds

Global Equity Funds

Global Equity Allocation Fund

Class III: GMGEX

Class R6: GMADX

Class I: GAAUX

Global Developed

Equity Allocation Fund

Class III: GWOAX

Class R6: —

Class I: —

Quality Fund

Class III: GQETX

Class IV: GQEFX

Class V: GQLFX

Class VI: GQLOX

Class R6: GQESX

Class I: GQLIX

Climate Change Fund

Class III: GCCHX

Class IV: —

Class V: —

Class VI: —

Class R6: GCCAX

Class I: GCCLX

Resources Fund

Class III: GOFIX

Class IV: GOVIX

Class V: —

Class VI: —

Class R6: GAAHX

Class I: GEACX

Cyclical Focus Fund

Class III: —

Class IV: —

Class V: —

Class VI: GMAEX

Class R6: —

Class I: —

Equity Funds continued

International Equity Funds

International Equity

Allocation Fund

Class III: GIEAX

Class R6: GSXMX

Class I: —

International Developed

Equity Allocation Fund

Class III: GIOTX

Class R6: —

Class I: —

International Equity Fund

Class II: GMICX

Class III: GMOIX

Class IV: GMCFX

Class R6: —

Class I: —

Tax-Managed International

Equities Fund

Class III: GTMIX

Class R6: —

Class I: —

U.S. Equity Funds

U.S. Equity Fund

Class III: GMUEX

Class IV: GMRTX

Class V: GMEQX

Class VI: GMCQX

Class R6: —

Class I: —

U.S. Small Cap Value Fund

Class III: —

Class IV: —

Class V: —

Class VI: GCAVX

Class R6: —

Class I: —

Emerging Markets Equity Funds Emerging Markets Fund

Class II: GMEMX

Class III: GMOEX

Class IV: GMEFX

Class V: GEMVX

Class VI: GEMMX

Class R6: GEMNX

Class I: GEMEX

Equity Funds continued

Emerging Domestic

Opportunities Fund

Class II: GEDTX

Class III: GEDSX

Class IV: GEDIX

Class V: GEDOX

Class VI: GEDFX

Class R6: GEAEX

Class I: GEDBX

Fixed Income Funds

High Yield Fund

Class III: —

Class IV: —

Class V: —

Class VI: GHVIX

Class R6: —

Class I: —

Multi-Sector Fixed Income Fund

Class III: GUGAX

Class IV: GPBFX

Class R6: —

Class I: —

Emerging Country Debt Fund

Class III: GMCDX

Class IV: GMDFX

Emerging Country Debt Shares Fund

Class R6: GMAFX

Class I: GMAJX

Opportunistic Income Fund

Class III: GMOHX

Class VI: GMODX

Class R6: —

Class I: GMOLX

Strategic Short-Term Fund

Class IV: —

Class VI: —

Class R6: —

Class I: —

Alternative Funds

Alternative Allocation Fund

Class II: —

Class III: —

Class IV: —

Class V: —

Class VI: GAAVX

Class R6: GAAKX

Class I: GAAGX

Alternative Funds continued

Risk Premium Fund

Class III: GMRPX

Class IV: GMRVX

Class V: —

Class VI: GMOKX

Class R6: —

Class I: GRPBX

SGM Major Markets Fund

Class III: GSMFX

Class IV: GSMJX

Class VI: GSMHX

Class R6: GAAJX

Class I: GSMKX

Implementation Funds

Asset Allocation Bond Fund

Class III: GMOBX

Class VI: GABFX

Benchmark-Free Fund

Class III: GBFFX

Implementation Fund

Ticker: GIMFX

Special Opportunities Fund

Class III: —

Class IV: —

Class V: —

Class VI: GSOFX

Strategic Opportunities

Allocation Fund

Class III: GBATX

U.S. Treasury Fund

Ticker: GUSTX

This Statement of Additional Information (“SAI”) is not a prospectus. It relates to the GMO Trust prospectus for each series of GMO Trust (the “Trust”) set forth above, dated June 30, 2020, as amended and revised from time to time (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Trust set forth above (each a “Fund,” and collectively, the “Funds”) and the Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, which are included in the annual report to shareholders of each Fund, are incorporated by reference into this SAI. The Prospectus and the annual report to shareholders of each Fund may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and principal strategies of, and risks of investing in, each Fund are described in each Fund’s Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objectives and policies of the Funds may be changed without shareholder approval.

FUND INVESTMENTS

The charts on the following pages indicate the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.

Investors should note that, when used in this SAI, (i) the term “invest” includes both direct and indirect investing as well as both long and short investing and (ii) the term “investments” includes both direct and indirect investments as well as both long and short investments. For example, a Fund may invest indirectly in a given asset or asset class by investing in another Fund or a wholly-owned subsidiary or by investing in derivatives and synthetic instruments, and the resulting exposure to the asset or asset class may be long or short. Accordingly, the following charts indicate the types of investments that a Fund is directly or indirectly permitted to make.

Multi-Asset Class Funds

	Benchmark-Free Allocation Fund	Global Asset Allocation Fund
U.S. Equity Securities[1]	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Contingent Value Rights	X	X
Master Limited Partnerships	X	X
Income Trusts	X	X
Warrants and Rights	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)	X	X
Options, Futures, and Forward Contracts	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions	X	X
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities Generally	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Auction Rate Securities	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X
Asset-Backed and Related Securities	X	X
Variable Rate Securities	X	X
Mezzanine Securities	X	X
Below Investment Grade Securities	X	X
Distressed or Defaulted Debt Securities	X	X
Leveraged Companies	X	X
Brady Bonds	X	X
Euro Bonds	X	X
Zero Coupon Securities	X	X
Indexed Investments	X	X
Structured Notes	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X
Loans, Loan Participations, and Assignments	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Commodity-Related Investments	X	X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

Equity Funds

Global Equity Funds

	Global Equity Allocation Fund	Global Developed Equity Allocation Fund	Quality Fund	Climate Change Fund	Resources Fund	Cyclical Focus Fund
U.S. Equity Securities[1]	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Contingent Value Rights	X	X	X	X	X	X
Master Limited Partnerships	X	X		X	X
Income Trusts	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)	X	X		X	X
Options, Futures, and Forward Contracts	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X
Debt and Other Fixed Income Securities Generally	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X
Cash and Other High Quality Investments	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X
Auction Rate Securities	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X	X	X
Asset-Backed and Related Securities	X	X
Variable Rate Securities	X	X
Mezzanine Securities	X	X		X	X
Below Investment Grade Securities	X	X		X	X
Distressed or Defaulted Debt Securities	X	X
Leveraged Companies	X	X	X	X	X	X
Brady Bonds	X	X
Euro Bonds	X	X
Zero Coupon Securities	X	X
Indexed Investments	X	X
Structured Notes	X	X		X	X
Firm Commitments, When-Issued Securities and TBAs	X	X
Loans, Loan Participations, and Assignments	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X
Commodity-Related Investments	X	X		X	X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

Equity Funds (continued)

International Equity Funds

	International Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Fund	Tax- Managed International Equities Fund
U.S. Equity Securities[1]	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X
Securities Lending	X	X	X	X
Depositary Receipts	X	X	X	X
Convertible Securities	X	X	X	X
Preferred Stocks	X	X	X	X
Contingent Value Rights	X	X	X	X
Master Limited Partnerships	X	X	X	X
Income Trusts	X	X	X	X
Warrants and Rights	X	X	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)	X	X	X	X
Options, Futures, and Forward Contracts	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X
Foreign Currency Transactions	X	X	X	X
Repurchase Agreements	X	X	X	X
Debt and Other Fixed Income Securities Generally	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X
Cash and Other High Quality Investments	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X
Auction Rate Securities	X	X	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X
Asset-Backed and Related Securities	X	X	X	X
Variable Rate Securities	X	X	X	X
Mezzanine Securities	X	X	X	X
Below Investment Grade Securities	X	X	X	X

Equity Funds (continued)

International Equity Funds

	International Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Fund	Tax- Managed International Equities Fund
Distressed or Defaulted Debt Securities	X	X	X	X
Leveraged Companies	X	X	X	X
Brady Bonds	X	X	X	X
Euro Bonds	X	X	X	X
Zero Coupon Securities	X	X	X	X
Indexed Investments	X	X	X	X
Structured Notes	X	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X
Commodity-Related Investments	X	X	X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

Equity Funds (continued)

U.S. Equity Funds

	U.S. Equity Fund	U.S. Small Cap Value Fund
U.S. Equity Securities[1]	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Contingent Value Rights	X	X
Master Limited Partnerships	X	X
Income Trusts	X	X
Warrants and Rights	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)	X	X
Options, Futures, and Forward Contracts	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions	X	X
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities Generally	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Auction Rate Securities	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X
Asset-Backed and Related Securities	X	X
Variable Rate Securities	X	X
Mezzanine Securities	X	X
Below Investment Grade Securities	X	X
Distressed or Defaulted Debt Securities	X	X
Leveraged Companies	X	X
Brady Bonds	X	X
Euro Bonds	X	X
Zero Coupon Securities	X	X
Indexed Investments	X	X
Structured Notes	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X
Loans, Loan Participations, and Assignments	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Commodity-Related Investments
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

Equity Funds (continued)

Emerging Markets Equity Funds

	Emerging Markets Fund	Emerging Domestic Opportunities Fund
U.S. Equity Securities[1]	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Contingent Value Rights	X	X
Master Limited Partnerships
Income Trusts	X	X
Warrants and Rights	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)	X	X
Options, Futures, and Forward Contracts	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions	X	X
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities Generally	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Auction Rate Securities
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X
Asset-Backed and Related Securities
Variable Rate Securities
Mezzanine Securities	X	X
Below Investment Grade Securities	X	X
Distressed or Defaulted Debt Securities
Leveraged Companies
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments	X	X
Structured Notes	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Commodity-Related Investments		X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

Fixed Income Funds

	High Yield Fund	Multi-Sector Fixed Income Fund	Emerging Country Debt Fund	Emerging Country Debt Shares Fund	Strategic Short-Term Fund	Opportunistic Income Fund
U.S. Equity Securities[1]	X	X	X	X		X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X
Depositary Receipts	X	X	X	X		X
Convertible Securities	X	X	X	X		X
Preferred Stocks	X	X	X	X		X
Contingent Value Rights
Master Limited Partnerships
Income Trusts
Warrants and Rights	X	X	X	X	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)			X	X
Options, Futures, and Forward Contracts	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X
Debt and Other Fixed Income Securities Generally	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X	X		X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X		X
Cash and Other High Quality Investments	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X
Auction Rate Securities	X	X	X	X		X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X					X
Asset-Backed and Related Securities	X	X	X	X	X	X
Variable Rate Securities	X	X	X	X	X	X
Mezzanine Securities	X	X	X	X		X
Below Investment Grade Securities	X	X	X	X		X
Distressed or Defaulted Debt Securities	X	X	X	X		X
Leveraged Companies
Brady Bonds	X	X	X	X		X
Euro Bonds	X	X	X	X		X
Zero Coupon Securities	X	X	X	X	X	X
Indexed Investments	X	X	X	X		X
Structured Notes	X	X	X	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X	X	X		X
Loans, Loan Participations, and Assignments	X	X	X	X		X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X
Commodity-Related Investments			X	X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X		X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

Alternative Funds

	Alternative Allocation Fund	Risk Premium Fund	SGM Major Markets Fund
U.S. Equity Securities[1]	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X
Securities Lending	X	X	X
Depositary Receipts	X	X	X
Convertible Securities	X	X	X
Preferred Stocks	X	X	X
Contingent Value Rights	X	X
Master Limited Partnerships	X	X
Income Trusts	X	X
Warrants and Rights	X	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)	X	X	X
Options, Futures, and Forward Contracts	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X
Foreign Currency Transactions	X	X	X
Repurchase Agreements	X	X	X
Debt and Other Fixed Income Securities Generally	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X
Cash and Other High Quality Investments	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X
Auction Rate Securities	X	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X
Asset-Backed and Related Securities	X	X	X
Variable Rate Securities	X	X	X
Mezzanine Securities	X	X	X
Below Investment Grade Securities	X	X	X
Distressed or Defaulted Debt Securities	X	X	X
Leveraged Companies		X
Brady Bonds	X	X	X
Euro Bonds	X	X	X
Zero Coupon Securities	X	X	X
Indexed Investments	X	X	X
Structured Notes	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X	X
Loans, Loan Participations, and Assignments	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X
Commodity-Related Investments	X	X	X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]	X		X

Implementation Funds

	Asset Allocation Bond Fund	Benchmark-Free Fund	Implementation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	U.S. Treasury Fund
U.S. Equity Securities[1]	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X	X
Securities Lending	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X
Convertible Securities	X	X	X	X	X
Preferred Stocks	X	X	X	X	X
Contingent Value Rights		X	X		X
Master Limited Partnerships		X	X	X	X
Income Trusts		X	X	X	X
Warrants and Rights	X	X	X	X	X	X
Non-Standard Warrants (GDP Warrants, LEPOs, and P-Notes)		X	X	X	X
Options, Futures, and Forward Contracts	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X
Debt and Other Fixed Income Securities Generally	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X	X
Cash and Other High Quality Investments	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X6
Auction Rate Securities	X	X	X	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X	X
Asset-Backed and Related Securities	X	X	X	X	X
Variable Rate Securities	X	X	X	X	X
Mezzanine Securities	X	X	X	X	X
Below Investment Grade Securities	X	X	X	X	X
Distressed or Defaulted Debt Securities	X	X	X	X	X

Implementation Funds (continued)

	Asset Allocation Bond Fund	Benchmark-Free Fund	Implementation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	U.S. Treasury Fund
Leveraged Companies
Brady Bonds	X	X	X	X	X
Euro Bonds	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X
Indexed Investments	X	X	X	X	X
Structured Notes	X	X	X	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X	X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X
Commodity-Related Investments	X	X	X	X	X
Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X7
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]			X	X

Footnotes to Fund Investments Charts

1	For more information, see, among other sections, “Description of Principal Risks — Market Risk — Equities” in the Prospectus.
2	For more information, see, among other sections, “Description of Principal Risks — Non-U.S. Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments — Risks of Non-U.S. Investments” herein.
3	For more information, see, among other sections, “Descriptions and Risks of Fund Investments — U.S. Government Securities and Foreign Government Securities” herein.
4	For more information, see, among other sections, “Descriptions and Risks of Fund Investments — Municipal Securities” herein.
5	For more information, see, among other sections, “Descriptions and Risks of Fund Investments — Investments in Wholly-Owned Subsidiaries” herein.
6	U.S. Treasury Fund is not generally permitted to invest in Foreign Government Securities.
7	U.S. Treasury Fund is not generally permitted to invest in Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities.

(Note: Some of the footnotes to the above charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross-reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a description of each Fund’s principal risks.)

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, and Strategic Opportunities Allocation Fund (collectively, the “Asset Allocation Funds”), as well as Implementation Fund, Alternative Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and other Funds that may invest in wholly-owned subsidiaries, other Funds, or other investment companies (such other Funds and other investment companies, “Underlying Funds”), as noted in the Prospectus or in “Fund Investments” above, are indirectly exposed to the investment practices of the subsidiaries and Underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the subsidiaries and Underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN SUBSIDIARIES AND THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN SUBSIDIARIES AND THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS). Not all Funds may engage in all practices described below. Please refer to “Fund Summaries” in the Prospectus and “Fund Investments” above for additional information regarding the practices in which a particular Fund may engage.

Portfolio Turnover

Based on GMO’s assessment of market conditions, GMO may trade a Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders at ordinary income tax rates when distributed to shareholders. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund, except for Tax-Managed International Equities Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” below for more information.

The historical portfolio turnover rate for each Fund (except for Cyclical Focus Fund, Emerging Country Debt Shares Fund, and Strategic Short-Term Fund) is shown under the heading “Financial Highlights” in the Fund’s Prospectus. The portfolio turnover rate for each of Implementation Fund, Alternative Allocation Fund, SGM Major Markets Fund, and Special Opportunities Fund includes accounts of each Fund’s respective wholly-owned subsidiary. The portfolio turnover rate for each Fund excludes transactions in U.S. Treasury Fund, which the Funds use as a short-term cash management vehicle. Including transactions in U.S. Treasury Fund, each Fund’s portfolio turnover rate (excluding short-term investments) could be different. Changes in portfolio turnover rates were generally the result of active trading strategies employed by such Fund’s portfolio manager(s) in response to market conditions, and not reflective of a material change in investment strategy.

Diversified and Non-Diversified Portfolios

As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, Funds that are “non-diversified” funds under the 1940 Act are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). See the “Taxes” section for a description of these diversification standards.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, GMO may need to make investment decisions on an expedited basis. In such cases, the information available to GMO at the time of an investment decision may be limited. GMO may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Risks of Non-U.S. Investments

General. Investment in non-U.S. issuers or securities principally traded outside the United States may involve special risks due to non-U.S. economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises) and possible difficulty in obtaining and enforcing judgments against non-U.S. entities. A Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. For instance, France implemented a tax on certain financial transactions and the European Commission has proposed imposing a financial transaction tax on certain transactions. Certain foreign jurisdictions also impose withholding tax on certain payments made to non-residents when payments are attributable to local debt or other similar instruments. Any taxes or other charges paid or incurred by a Fund in respect of its non-U.S. investments will reduce its return thereon. A Fund may seek a refund in respect of taxes paid to a foreign country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years, subject the Fund to various administrative and judicial proceedings, and cause the Fund to incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject the Fund to various administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund may be unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Fund determines there is a high likelihood it will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value.

In addition, the tax laws of some non-U.S. jurisdictions in which a Fund may invest are unclear and interpretations of such laws can change over time, including on a retroactive basis in which case a Fund could potentially incur non-U.S. taxes on a retroactive basis. Similarly, provisions in or official interpretations of the tax treaties with such non-U.S. jurisdictions may change over time, which changes could impact a Fund’s eligibility for treaty benefits, if any. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Fund may be required to accrue for book purposes certain non-U.S. taxes in respect of its non-U.S. securities or other non-U.S. investments that it may or may not ultimately pay. Such tax accruals will reduce a Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, a Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

See the “Taxes” section for more information about other special tax considerations applicable to non-U.S. investments. In addition, for information on possible Australian tax consequences of an investment in Alternative Allocation Fund, Implementation Fund or SGM Major Markets Fund, possible Singapore tax consequences of an investment in an Emerging Markets Equity Fund (as set forth on the cover page of this SAI), or possible United Kingdom tax consequences of an investment in Funds managed by the Global Equity and Focused Equity Teams see “Distributions and Taxes” in those Funds’ Prospectus.

Issuers of non-U.S. securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Non-U.S. brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in non-U.S. securities also may be affected by different custody and/or settlement practices or delayed settlements in some non-U.S. markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ non-U.S. portfolio securities (e.g., through the Funds’ brokerage contacts, external service providers, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. Taiwan is considered by GMO to be an emerging country. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other developed countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.

Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed income securities, interest) in emerging countries.

Special Risks of Investing in Asian Securities. In addition to the risks of non-U.S. investments and emerging countries investments described above, investments in Asia are subject to other risks. The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility than more developed markets. Some Asian countries depend heavily on foreign trade and can be adversely affected by trade barriers, exchange controls, and other measures imposed or negotiated by the countries with which they trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries. Financial imbalances among various economic sectors, fueled by rising asset prices, strong credit growth, and relatively easy financing conditions in certain economies in Asia also may negatively impact those economies.

Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Certain Asian countries have experienced violence, terrorism, armed conflict, epidemics, or pandemics, geopolitical conflicts (such as trade disputes) and social instability, which have negatively impacted their economies. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some governments in the region exercise considerable influence on their respective economies and, as a result, companies in the region may be subject to government interference and nationalization. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below under “Depositary Receipts,” derivatives, etc.). For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors (“FINI”). Each of Benchmark-Free Fund, Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, Implementation Fund, Quality Fund, Resources Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, and Tax-Managed International Equities Fund is registered with the Securities and Futures Commission of Taiwan as a FINI and is therefore authorized to invest directly in the Taiwanese securities market, subject to certain limitations. Each Fund’s ability to continue to invest directly in Taiwan is subject to the risk that its license may be terminated or suspended by the Securities and Futures Commission.

Some Asian countries require foreign investors to be registered with local authorities prior to investing in the securities markets and impose limitations on the amount of investments that may be made by foreign investors and the repatriation of the proceeds from investments.

Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt. The governments of certain Asian countries also maintain their currencies at artificial levels in relation to the U.S. dollar rather than at levels determined by the market, which may have an adverse impact on foreign investors.

Investment in particular Asian countries is subject to unique risks, yet the political and economic prospects of one country or group of countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, debt crisis, or decline in currency valuation in one Asian country may spread to other Asian countries. The economies of Asian countries are also vulnerable to effects of natural disasters occurring within the region, including droughts, floods, tsunamis, and earthquakes. Disaster recovery in Asia can be poorly coordinated, and the economic impact of natural disasters is significant at both the country and company levels.

A Fund may, directly or indirectly (through, for example, participation notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”) or debt securities traded on the China Interbank Bond Market (“CIBM Bonds” and with “China A-Shares, “China Connect Securities”), through a variety of mutual market access programs (collectively, “China Connect”) that enable foreign investment in PRC exchange-traded securities via investments made in Hong Kong or other locations that may in the future have China Connect programs with the PRC. Examples of China Connect programs include the Shanghai and Shenzhen-Hong Kong Stock Connect (collectively, “Stock Connect”) and the China Bond Connect (the “Bond Connect”). Trades do not cross between the Shanghai and Shenzhen stock exchanges and a separate broker is assigned for each exchange. If a Fund rebalances across both exchanges, the Fund must trade out of stocks listed on one exchange with a broker and trade into stocks on the other exchange with a separate broker. As a result, the Fund may incur additional fees.

There are significant risks inherent in investing in China Connect Securities through China Connect. The China Connect programs are relatively new. There can be no assurance that China Connect programs will not be discontinued without advance notice or that future developments will not restrict or adversely affect a Fund’s investments or returns through China Connect. The less developed state of PRC’s investment and banking systems with respect to foreign investment subjects the settlement, clearing, and registration of China Connect Securities transactions to heightened risks. China Connect program restrictions could also limit the ability of a Fund to sell its China Connect Securities in a timely manner, or to sell them at all. For instance, China Connect programs involving Hong Kong can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if Hong Kong markets are closed but China Connect Securities are trading in the PRC, or where China Connect programs are closed for extended periods of time because of subsequent Hong Kong and PRC holidays (or for other reasons), a Fund may not be able to dispose of its China Connect Securities when it wants to in a timely manner, which could adversely affect the Fund’s performance. Additionally, certain China Connect programs are subject to daily quota limitations on purchases of certain China Connect Securities (such as China A-Shares). Once the daily quota is reached, orders to purchase additional China A-Shares through Stock Connect will be rejected. Investment quotas are subject to change, and although the current quotas do not place limits on sales of China A-Shares or other China Connect Securities through China Connect programs, there can be no guarantee that capital controls would not be implemented that could adversely affect a Fund’s ability to remove money out of China and use it for other purposes, including to meet redemptions.

China Connect Securities purchased through a China Connect program are held through a nominee structure by a Hong Kong-based depository as nominee (the “Nominee”) on behalf of investors. Thus, a Fund’s investments will be registered on the books of the PRC clearinghouse in the name of a Hong Kong clearinghouse, and on the books of a Hong Kong clearinghouse in the name of the Fund’s Hong Kong sub-custodian, and may not be clearly designated as belonging to the Fund. The precise nature and rights of a Fund as the beneficial owner of China Connect Securities through the Nominee is not well defined under PRC law and it is not yet clear how such rights will recognized or enforced under PRC law. If PRC law does not fully recognize a Fund as the beneficial owner of its China Connect Securities, this may limit GMO’s ability to effectively manage a Fund. The use of the nominee system also exposes a Fund to the credit risk of the depository intermediaries, and to greater risk of expropriation. Different fees, costs, and taxes are imposed on foreign investors acquiring China Connect Securities acquired through China Connect programs, and these fees, costs, and taxes may be higher than comparable fees, costs, and taxes imposed on owners of other securities providing similar investment exposure. Furthermore, the securities regimes and legal systems of the PRC and Hong Kong differ significantly from each other and issues may arise based on these differences. Loss of Hong Kong independence or legal distinctiveness, for example, related to the Hong Kong protests that started in 2019, could undermine significant benefits of the China Connect programs. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through China Connect programs, and thus could adversely impact the Funds investing through China Connect programs.

CIBM Bonds may also be purchased through the CIBM Direct Access Program, which is also relatively new. The CIBM Direct Access Program, established by the People’s Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through a settlement agent located in China, who would be responsible for making the relevant filings and account opening with the relevant authorities. A Fund is therefore subject to the risk of default or errors on the part of such agent. Many of the same risks that apply to investments in the PRC through China Connect programs also apply to investments through the CIBM Direct Access Program.

Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility, epidemics, pandemics, adverse economic, market or political events, and other events.

Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018 and 2019, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, as each country has recently imposed tariffs on the other country’s products. In January 2020, the U.S. and China signed a “Phase 1” trade agreement that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. Events such as these and their impact on the Funds are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Certain other Funds may have indirect exposure to Russian securities through their investment in one or more of the Funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections.

The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries.

Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. The fairly recent formation of the Russian securities markets and the underdeveloped state of Russia’s banking system subjects settlement, clearing, and registration of securities transactions to significant risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision, nor were they licensed with any governmental entity, thereby increasing the risk that a Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to most Russian equities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still may occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

In addition, as a result of political and military actions undertaken by Russia, the United States and the European Union have instituted sanctions against certain Russian officials and institutions. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. All of these factors could have a negative effect on the performance of Funds that have significant exposure to Russia.

Securities Lending

A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one-quarter in the case of International Equity Fund). For these purposes, total assets include the collateral received from such loans. Securities loans will be made to borrowers that GMO believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, securities, letters of credit or such other collateral as may be permitted under a Fund’s securities lending program with a value at least equal to 100% of the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in GMO U.S. Treasury Fund or one or more money market funds (in which case the Fund will bear its pro rata share of GMO U.S. Treasury Fund’s or such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower. GMO may retain lending agents on behalf of several of the Funds that would be compensated based on a percentage of the Fund’s return on its securities lending. State Street Bank and Trust Company currently serves as the Funds’ securities lending agent. The Funds also may pay various fees in connection with securities loans, including shipping fees and custodian fees.

Securities loans must be fully collateralized at all times, but involve some credit/counterparty risk to the Funds if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Funds are delayed in or prevented from recovering or applying the collateral. New regulations require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Funds, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements in the event the counterparty or its affiliate becomes subject to a resolution or insolvency proceeding.

As with other extensions of credit, a Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline. A Fund bears the risk of total loss with respect to the investment of collateral. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan generally are at the Fund’s risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations.

New regulations require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Funds, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these new requirements, as well as potential additional government regulation and other developments in the market, could adversely affect a Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements in the event the counterparty or its affiliate becomes subject to a resolution or insolvency proceeding.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. A Fund has the right to call loans at any time on reasonable notice to exercise voting rights associated with the security and will do so if both (i) GMO receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) GMO believes that the benefits to the Fund of voting on that proposal outweigh the benefits to the Fund of having the security remain out on loan. However, as noted above, a Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes. For a discussion of the Funds’ securities lending activities through an “enhanced custody” program to facilitate short selling activities, see “Additional Investment Strategies – Short Sales” below.

For financial information related to the Funds’ securities lending activities during their most recent fiscal year, see “Investment Advisory and Other Services – Securities Lending Activities” below.

Depositary Receipts

Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of non-U.S. securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding non-U.S. security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying non-U.S. securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation.

Because the value of a Depositary Receipt is dependent upon the market price of an underlying non-U.S. security, Depositary Receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Risks of Non-U.S. Investments.” Depositary Receipts also may be subject to illiquidity risk.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market prices of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. GMO regards convertible securities as a form of equity security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles (convertible securities for which the market price of the common stock has fallen significantly below the conversion price of the convertible and, as a result, the conversion feature holds little value), the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Contingent Value Rights

A Fund may invest in contingent value rights (“CVRs”). A CVR gives the holder the right to receive an amount (which may be a fixed amount or determined by a formula) in the event that a specified corporate action, business milestone, or other trigger occurs (or does not occur) which is often subject to an expiration date. CVRs often are awarded to shareholders in the context of a corporate acquisition or major restructuring. For example, shareholders of an acquired company may receive a CVR that enables them to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date. Risks associated with the use of CVRs are generally similar to risks associated with the use of options, such as the risk that the required trigger does not (or does) occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present illiquidity risk, as they may not be registered securities or may otherwise be non-transferable or difficult to transfer, as well as counterparty risk and credit risk. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger, valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

Master Limited Partnerships

A master limited partnership (“MLP”) generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management. For purposes of qualifying as a RIC under the Code, the extent to which a Fund can invest in MLPs may be limited. See the “Taxes” section for more information about these and other special tax considerations that can arise in respect of a Fund’s investments in MLPs.

MLP securities in which a Fund may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests.

Income Trusts

Income trusts are investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries.

Income trusts generally invest in assets that provide a return to the trust and its unitholders based on the cash flows of an underlying business. Such assets may include equity and debt instruments, royalty interests or real properties. The income trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Income trusts also may include royalty trusts, a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

Investments in income trusts (including royalty trusts) are subject to operating risk based on the income trust’s underlying assets and their respective businesses. Such risks may include lack of or limited operating histories. Income trusts are particularly subject to interest rate risk and increases in interest rates offered by competing investments may diminish the value of trust units. Changes in the interest rate also may affect the value of future distributions from the income trust’s underlying assets or the value of the underlying assets themselves. Interest rate risk is also present within the income trusts themselves because they often hold very long-term capital assets, and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset and the life of the financing associated with it. In an increasing interest rate environment, the income trust’s distributions to its unitholders may decrease. Income trusts also may be subject to additional risk, including, without limitation, limited access to debt markets.

Income trusts do not guarantee minimum distributions or returns of capital to unitholders. The amount of distributions paid on a trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. The reduction or elimination of distributions to unitholders may decrease the value of trust units. Income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying assets. As a result of distributing the bulk of their cash flow to unitholders, the ability of a trust to finance internal growth is limited. Therefore, income trusts typically grow through acquisition of additional assets, funded through the issuance of additional equity or, where the trust is able, additional debt. Because an income trust may make distributions to unitholders in excess of its net income, unitholder equity may decline over time.

Finally, for purposes of qualifying as a RIC under the Code, the extent to which the Funds can invest in a particular income trust may be limited, depending, for instance, on the trust’s treatment for U.S. federal income tax purposes and its underlying assets. See the “Taxes” section for more information about these and other special tax considerations that can arise in respect of the Funds’ investments in income trusts, including royalty trusts.

Warrants and Rights

Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options, Futures, and Forward Contracts” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Non-Standard Warrants. From time to time, certain Funds may use non-standard warrants, including GDP warrants, low exercise price warrants or low exercise price options (“LEPOs”), and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. GDP warrants require the issuer (a country) to make payments to the holder that vary based on the issuer’s gross domestic product or economic growth. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or brokers that issue them. Generally, banks and brokers associated with non-U.S.-based brokerage firms buy securities listed on certain non-U.S. exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter (“OTC”) derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks — Derivatives and Short Sales Risk” and “— Counterparty Risk” in the Prospectus and “Uses of Derivatives,” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Options, Futures, and Forward Contracts

Many of the Funds use options, futures contracts (or “futures”), and forward contracts for various purposes, including for investment purposes and as a means to hedge other investments. See “Uses of Derivatives” for more information regarding the various derivatives strategies those Funds may employ using options, futures, and forward contracts. The use of options contracts, futures contracts, forward contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, forward contracts, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Options on Securities, ETFs, and Indices. Many of the Funds may purchase and sell put and call options on equity, fixed income, or other securities, ETFs, or indices in standardized exchange-traded contracts. An option on a security, ETF, or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an ETF or index is required to pay the difference between the cash value of the ETF or index and the exercise price multiplied by the specified multiplier for the ETF or index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security or other asset. If such a decline occurs, the put option will permit the Fund to sell the security or other asset at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security or other asset by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security or other asset must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities or other assets the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities or other assets at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security or other asset rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security or other asset must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities, ETFs, and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities, ETFs, or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security, ETF, or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities or other instruments in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities or other instruments that the Fund does not own are riskier than calls written on securities or other instruments owned by the Fund because there is no underlying security or other instrument held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security or other instrument to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities or other instruments that the Fund does not own have speculative characteristics and the potential for loss is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities or other instruments may not be available for purchase.

A Fund also may write a put option on a security, ETF, index, or other instrument. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security or other instrument for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security or other instrument is below the exercise price minus the premium received.

OTC Options. A Fund also may invest in OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is American-style, it may be exercised on any day up to its expiration date. In contrast, a European-style option may be exercised only on its expiration date.

In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.

Risk Factors in Options Transactions. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

The Funds’ ability to use options as part of their investment programs depends on the liquidity of the options market. In addition, that market may not exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets.

The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

An OTC option may be closed only with the consent of the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time. See “Swap Contracts and Other Two-Party Contracts — Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” for a discussion of counterparty risk and other risks associated with investing in OTC options.

Currency Options and Quantity-Adjusting (“Quanto”) Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in foreign currencies may purchase or sell options on currencies. In addition, a Fund may purchase and sell quanto options, which are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. See “Foreign Currency Transactions” for more information on those Funds’ use of currency options.

Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income investment), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and (to the extent a Fund is permitted to invest in commodities and commodity-related derivatives (as defined in “Commodity-Related Investments” below)) commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase of futures contracts can serve as a long hedge, and the sale of futures contracts can serve as a limited short hedge. The purchase and sale of futures contracts also may be used for speculative purposes.

Certain futures contracts are physically settled (i.e. involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.

Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on non-U.S. exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities, or other underlying instrument, in most cases futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e. with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.

Funds that invest in futures contracts may be subject to risks related to rolling. When investing in futures contracts, a Fund will generally seek to “roll” its futures positions rather than hold them through expiration. In some circumstances, the prices of futures contracts with near-term expirations are lower than the prices of similar futures contracts with longer-term expirations, resulting in a cost to “roll” the futures contracts. The actual realization of a potential roll cost will depend on the difference in prices of futures contracts with near- and longer-term expirations, and the rolling of futures positions may result in losses to a Fund.

In the United States, futures contracts are traded only on commodity exchanges or boards of trade — known as “contract markets” — approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds also may purchase futures contracts on non-U.S. exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Non-U.S. Exchanges.”

Index Futures. To the extent consistent with applicable law and investment restrictions, a Fund may purchase or sell Index Futures. A Fund may close open positions on a contract market on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to non-U.S. stock Index Futures.

Interest Rate Futures. Some Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Inflation-Linked Futures. Some Funds may engage in transactions involving inflation-linked futures, including Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. Inflation-linked futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e. non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds. A Fund also may combine inflation-linked futures with U.S. Treasury futures contracts to create “synthetic” inflation-indexed bonds issued by the U.S. Treasury. See “Indexed Investments — Inflation-Indexed Bonds” for a discussion of inflation-indexed bonds.

Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. See “Foreign Currency Transactions” for a description of those Funds’ use of currency futures.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American-style option) or on the expiration date (in the case of European-style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase (or has sold short) by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See “Foreign Currency Transactions” for a description of some Funds’ use of options on currency futures.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e. the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.

Commodity Futures and Options on Commodity Futures. Some Funds may have direct or indirect exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures, including through their investments in other Funds, such as Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, or Special Opportunities Fund. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, GMO intends to close out those futures contracts before the settlement date without the making or taking of delivery. See also “Commodity-Related Investments.”

Forward Contracts. A forward contract is a contract to buy or sell an underlying security or currency at a pre-determined price on a specific future date. The initial terms of the contract are set so that the contract has no value at the outset. Forward prices are obtained by taking the spot price of a security or currency and adding to it the cost of carry. No money is transferred upon entering into a forward contract and the trade is delayed until the specified date when the underlying security or currency is exchanged for cash. Subsequently, as the price of the underlying security or currency moves, the value of the contract also changes, generally in the same direction.

Forward contracts involve a number of the same characteristics and risks as futures contracts but there also are several differences. Forward contracts are not market traded, and are not necessarily marked to market on a daily basis. They settle only at the pre-determined settlement date. This can result in deviations between forward prices and futures prices, especially in circumstances where interest rates and futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a security or currency as desirable, which may vary from the standardized provisions available through any futures contract. Finally, forward contracts, as two party obligations for which there is no secondary market, involve counterparty credit risk not present with futures.

Forward currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency transactions involve significant risk. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by U.S. governments or foreign governments or central banks, or by currency controls or political developments in the United States or abroad, including repatriation limitations. A Fund’s exposure to foreign dollar currencies means that a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets.

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and options for hedging also depends on the direction and extent of exchange rate, interest rate and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

All participants in the futures market are subject to margin deposit and maintenance requirements. The securities pledged to counterparties to secure a Fund’s margin accounts could be subject to a “margin call,” pursuant to which the Fund would be required to either deposit additional funds with the counterparty or suffer mandatory liquidation of the pledged securities to compensate for the decline in market value. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Furthermore, the low margin deposits normally required in futures trading permit a high degree of leverage. Accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses. Trading hours for non-U.S. stock Index Futures may not correspond perfectly to the trading hours of the non-U.S. exchange to which a particular non-U.S. stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of non-U.S. stock Index Futures and the value of the relevant index.

A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, a liquid market may not exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.

In addition, if a futures broker of a Fund becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearing house fully discharging all of its obligations. In the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts. Also, in contrast to the treatment of margin provided for cleared derivatives, the futures broker does not typically notify the futures clearing house of the amount of margin provided by the futures broker to the futures clearing house that is attributable to each customer. Therefore, a Fund is subject to the risk that its margin will be used by the futures clearing house to satisfy the obligations of another customer of its futures broker. In addition, in the event of the bankruptcy or insolvency of a clearing house, a Fund might experience a loss of funds deposited through its futures broker as margin with the clearing house, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before a Fund could obtain the return of funds owed to it by a futures broker who was a member of such clearing house. Furthermore, if a futures broker does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a futures broker, a Fund could have only an unsecured creditor claim in an insolvency of the futures broker with respect to the margin held by the futures broker.

Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.

Physical Delivery Risk. A Fund may trade in physical commodities and/or invest in certain futures contracts on commodities that are not required to be cash settled. In such cases, a Fund may take physical delivery of commodities. Such commodities may be subject to the risk of theft, spoilage, destruction and similar risks. In addition, storage, insurance, and other costs associated with holding commodities will affect the value of such contracts. In the event that a Fund holds physical commodities and one or more of the foregoing risks materialize, and in light of the costs associated with holding commodities, the Funds may suffer losses.

Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when GMO reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

See also “Commodity-Related Investments” for more discussion of the special risks of investing in commodity futures, options on commodity futures, and other commodity-related instruments and investments, including forward contracts, structured notes, convertible securities and warrants of issuers in commodity-related industries or with respect to the physical commodities themselves, and other related types of derivatives, including certain tax-related risks.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Non-U.S. Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on U.S. exchanges. For example, some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk of being unable to obtain payments owed under foreign futures contracts or of those payments being delayed or made only after the Fund has incurred the costs of litigation. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be required to be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount). In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on non-U.S. exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of non-U.S. options and futures also may be adversely affected by other factors unique to non-U.S. investing. See “Risks of Non-U.S. Investments.”

Swap Contracts and Other Two-Party Contracts

Many of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options, futures, and forward contracts. See “Uses of Derivatives” for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.

Swap Contracts. The Funds may directly or indirectly use various different swaps, such as swaps on securities, ETFs, and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset, ETF, or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if GMO determines it is consistent with the Fund’s investment objective and policies.

A Fund may enter into swaps on securities, ETFs, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, ETF, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, ETF, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may enter into interest rate swaps (including municipal swaps) in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund also may enter into swaps to modify its exposure to particular currencies using cross-currency swaps. For instance, a Fund may enter into a cross-currency swap between the U.S. dollar and the Japanese yen in order to increase or decrease its exposure to each such currency. Cross-currency swaps are contracts between two counterparties to exchange interest and principal payments in different currencies. A Fund entering into a cross-currency swap is exposed to both interest rate risk and foreign currency exchange risk. A Fund also may enter into basis swaps in order to limit interest-rate risk as a result of the difference between borrowing and lending rates. Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e. non-inflation-indexed bonds), thereby creating synthetic inflation-indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation-indexed bonds issued by the U.S. Treasury. See “Indexed Investments — Inflation-Indexed Bonds.”

In July 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. That announcement suggests that LIBOR may cease to be published after that time. In addition, the E.U. Benchmarks Regulation imposed conditions under which only compliant benchmarks may be used in new contracts after 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage and the nature of a substitute rate, if any, is unknown, and neither the effect of the transition process nor its ultimate success is certain. To identify a successor rate for U.S. dollar LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve Board and the Federal Reserve Bank of New York, was formed. The ARRC has identified the Secured Overnight Financing Rate (“SOFR”) as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. Although SOFR appears to be the preferred replacement rate for U.S. dollar LIBOR, at this time, it is not possible to predict the effect of any such changes, any establishment of alternative reference rates or other reforms to LIBOR that may be enacted in the United States, United Kingdom or elsewhere.

The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or non-U.S. issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. Rather than exchange the bonds for the par value, a single cash payment may be due from the protection seller representing the difference between the par value of the bonds and the current market value of the bonds (which may be determined through an auction). A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk — the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts”). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. A Fund also may invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps.

A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt, asset-backed securities, and credit default swap indices) and by jurisdiction (e.g., United States, Europe and Asia).

A Fund may use dividend swaps. Under a dividend swap, one party pays to the other party the dividends paid with respect to a notional amount of a security (or a basket or index of securities) during the term of the swap, in exchange for interest rate or other payments. To the extent the dividends paid on the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may use volatility swaps. Volatility swaps involve the exchange of forward contracts on the future realized volatility of a given underlying asset, and allow the Fund to take positions on the volatility of that underlying asset. A Fund also may use a particular type of volatility swap, known as a variance swap agreement, which involves an agreement by two parties to exchange cash flows based on the measured variance (volatility squared) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

A Fund may use correlation swaps, which provide exposure to increases or decreases in the correlation between the prices of different assets or market rates. Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Some Funds may have direct or indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index) or to commodity swaps on individual commodities or baskets of commodities, including through their investments in other Funds. See “Commodity-Related Investments” for more discussion of the Funds’ use of commodity swap contracts and other related types of derivatives.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when GMO believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, some Funds may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets are a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.

Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and options and, as a result, will be subject to similar risks. See “Options, Futures, and Forward Contracts — Risk Factors in Options Transactions” and “— Risk Factors in Futures and Futures Options Transactions.” Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet or disputes its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The Fund, therefore, assumes the risk that it may be unable to obtain payments GMO believes are owed under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

The credit rating of a counterparty may be adversely affected by greater-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Counterparty risk with respect to derivatives has been and will continue to be affected by rules and regulations relating to the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives. Although a clearing member is required to segregate assets from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets, if a clearing member does not comply with the applicable regulations, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the assets held by the clearing member.

The risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Notional amounts of swap transactions are not subject to any limitations, and swap contracts may expose a Fund to unlimited risk of loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Additional Risk Factors in OTC Derivatives Transactions. OTC derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies, or errors in the documentation relating to a derivative transaction lead to a dispute with the counterparty or unintended investment results.

Additionally, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to events of default and termination events, and may include collateral posting terms and netting provisions that apply in the event of a default and/or a termination event. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. On the other hand, the bankruptcy or insolvency of the counterparty may allow a Fund to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty, and the relevant ISDA Agreement may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of an ISDA Agreement will be enforceable, including, for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of an ISDA Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions.

Additional Risk Factors in Cleared Derivatives Transactions. Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, so their potential impact on the Funds and the financial system are not yet known. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to different kinds of costs and risks.

Risks of Qualified Financial Contracts. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), which took effect throughout 2019, require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of a Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund’s credit and counterparty risks.

Use of Futures and Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments — Commodity Pool Operator Status. Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and SGM Major Markets Fund is a commodity pool under the Commodity Exchange Act (the “CEA”), and GMO is registered as a “commodity pool operator” under the CEA with respect to these Funds. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to these Funds and compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return.

GMO, with respect to each Fund not listed in the previous paragraph (the “Excluded Funds”), has claimed an exclusion from the definition of “commodity pool operator” under the CEA pursuant to CFTC Rule 4.5 (the “exclusion”). Accordingly, GMO is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Excluded Funds. For GMO to remain eligible for the exclusion, each Excluded Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that an Excluded Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, GMO may be required to register as a “commodity pool operator” with the CFTC with respect to that Excluded Fund. The eligibility of GMO to claim the exclusion with respect to an Excluded Fund will be based upon, among other things, the level and scope of the Excluded Fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Excluded Fund holds out its use of commodity interests. An Excluded Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the requirements of Rule 4.5, which may adversely affect the Excluded Fund’s total return. In the event GMO becomes unable to rely on the exclusion in Rule 4.5 with respect to an Excluded Fund and GMO is required to register with the CFTC as a commodity pool operator with respect to an Excluded Fund, the Excluded Fund’s expenses may increase, adversely affecting that Excluded Fund’s total return.

Foreign Currency Transactions

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, trade balances, the relative merits of investments in different countries, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, or by currency or exchange controls or political and economic developments in the United States or abroad. Currencies in which a Fund’s assets are denominated, or in which a Fund has taken a long position, may be devalued against other currencies, resulting in a loss to the Fund. Similarly, currencies in which a Fund has taken a short position may increase in value relative to other currencies, resulting in a loss to the Fund.

In addition, some currencies are illiquid (e.g., emerging country currencies), and a Fund may not be able to convert these currencies into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., emerging country currencies) are particularly affected by exchange control regulations.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign currency contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.

Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract.

A Fund also may purchase or sell currency futures contracts and options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. See “Options, Futures, and Forward Contracts — Futures” for more information on futures contracts and options on futures contracts.

A Fund also may purchase or sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. See “Options, Futures, and Forward Contracts — Currency Options and Quantity-Adjusting (“Quanto”) Options” for more information on currency options.

Repurchase Agreements

A Fund may (in the case of each of Strategic Short-Term Fund and U.S. Treasury Fund, as a principal investment strategy) enter into repurchase agreements with banks and brokers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated or, in the case of U.S. Treasury Fund, usually a security backed by the full faith and credit of the U.S. government, such as a U.S. Treasury bill, bond or note) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks — Counterparty Risk” in the Prospectus.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Variable Rate Securities” and “Indexed Investments.” In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). See, for example, “Options, Futures, and Forward Contracts — Inflation-Linked Futures” above.

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

In addition to market risk and credit risk, holders of fixed income securities are subject to inflation/deflation risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely or materially impair the ability of distressed issuers to restructure, which may result in a decline in the net asset value of a Fund’s portfolio.

Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. To the extent a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

The Funds may invest in a wide range of debt and fixed income instruments, including, but not limited to, Asset-Backed and Mortgage-Backed Securities, Brady Bonds, Euro Bonds, U.S. Government and Foreign Government Securities and Zero Coupon Securities, each of which is described below.

Cash and Other High Quality Investments

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include fixed income securities issued by the governments, agencies or instrumentalities of the U.S. and other developed market countries (e.g., Japan and Canada), bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.

The Federal Housing Finance Agency (“FHFA”) and the White House have made public statements regarding plans to consider ending the conservatorships of Fannie Mae and Freddie Mac. In the event that Fannie Mae and Freddie Mac are taken out of conservatorship, it is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed and what effects, if any, there may be on Fannie Mae’s and Freddie Mac’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the Senior Preferred Stock certificate. Should Fannie Mae’s and Freddie Mac’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause losses to the Funds.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.

As with other fixed income securities, U.S. and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. or foreign government securities may fall during times of rising interest rates. Yields on U.S. and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short-term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

On June 3, 2019, under the FHFA’s “Single Security Initiative,” Freddie Mac and Fannie Mae have entered into a joint initiative to develop a common securitization platform for the issuance of a “uniform mortgage-backed security” or “UMBS,” in place of their separate offerings of “to be announced” (TBA)-eligible mortgage-backed securities. The Single Security Initiative seeks to generally align the characteristics of Freddie Mac and Fannie Mae mortgage-backed securities. The effects it may have on the market for mortgage-backed securities are uncertain and the issuance of UMBS may not achieve the intended results and may have unanticipated or adverse effects on the market for mortgage-backed securities.

In addition to investing directly in U.S. and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. A Fund also may invest in Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that represent future interest payments, principal payments, or both, are direct obligations of the U.S. government, and are transferable through the federal reserve book-entry system. Certificates of accrual and similar instruments may be more volatile than other government securities.

Municipal Securities

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States, including Puerto Rico, and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political, and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”

Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.

Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e. notes and bonds). A Fund also may invest in credit default swaps on municipal securities. See “Swap Contracts and Other Two-Party Contracts — Swap Contracts.”

See the “Taxes” section for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.

Puerto Rico Municipal Securities. Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges and uncertainties have been exacerbated by hurricane Maria and the resulting natural disaster in Puerto Rico. These challenges may negatively affect the value of a Fund’s investments in Puerto Rico municipal securities. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of a Fund’s investments in Puerto Rico municipal securities. In 2016, the Puerto Rico Oversight, Management, and Economic Stability Act, known as “PROMESA,” was signed into law. Among other things, PROMESA established a federally-appointed Oversight Board to oversee Puerto Rico’s financial operations and provides Puerto Rico a path to restructuring its debts, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed. Proceedings under PROMESA remain ongoing, and it is unclear at this time how those proceedings will be resolved or what impact they will have on the value of a Fund’s investments in Puerto Rico municipal securities.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by brokers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Real Estate Investment Trusts and Other Real Estate-Related Investments

Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market prices of their securities.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest in and own real estate directly, generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. The income-producing properties in which equity REITs invest typically include land, office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs, which make construction, development, or long-term mortgage loans, generally invest the majority of their assets in real estate mortgages or mortgage-backed securities and derive their income primarily from interest payments on the mortgages. Hybrid REITs share characteristics of equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange. The Funds may invest in both exchange-traded and privately traded REITs.

In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. In addition, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in the “Taxes” section), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a REIT were not to be eligible for the favorable tax treatment afforded to REITs under the Code, it would be subject to federal income tax, thus reducing its value. See the “Taxes” section for a discussion of special tax considerations relating to a Fund’s investments in U.S. REITs.

By investing in REITs indirectly through a Fund, an investor will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.

Asset-Backed and Related Securities

An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit card receivables), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below. Investments in asset-backed securities are subject to all of the market risks for fixed income securities described in the Prospectus under “Description of Principal Risks — Market Risk — Fixed Income” and elsewhere in this SAI.

Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, further deterioration of worldwide economic and liquidity conditions, the location of the property underlying the mortgage, the age of the mortgage loan, governmental action, including legal impairment of underlying home loans, changes in demand for products financed by those loans, the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities.

Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable. When worldwide economic and liquidity conditions deteriorated in 2008, mortgage-backed securities became subject to greater illiquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. Although liquidity of mortgage-backed securities has improved, there can be no assurance that in the future the market for mortgage-backed securities will continue to improve and become more liquid. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. See “Description of Principal Risks — Market Risk — Asset-Backed Securities” and “— Credit Risk” in the Prospectus for more information regarding credit and other risks associated with investments in asset-backed securities.

Mortgage-backed securities may include Variable Rate Securities as such term is defined in “Variable Rate Securities” below.

Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. Similar to mortgage-backed securities, other asset-backed securities face illiquidity risk from worldwide economic and liquidity conditions as described above in “Mortgage-Backed Securities.” The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated.

Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The issuance of underlying assets may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. During the 2008 global financial crisis, a significant number of asset-backed security insurers defaulted on their obligations.

The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation for underlying assets (e.g., failure to properly document a security interest in the underlying collateral) can affect the rights of the holders of those underlying assets. In addition, the insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security as well as costs and delays.

Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. In addition, a Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) (see “Collateralized Debt Obligations” (“CDOs”)). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.

In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit card.

In many securitizations, CDOs and similar transactions, there are asset and counterparty performance requirements that must be met to ensure income is paid to all investors, rather than being retained in a lock-up or cash reserve as additional credit or liquidity support for senior investors. If a Fund takes subordinated positions in such transactions, or if a diversion were to occur, it could result in an elimination, deferral or reduction of the income received by the Fund.

Each loan portfolio underlying a securitization is administered by a servicer whose role may include underwriting the loan portfolio, arranging its securitization, administering cash flows and arrears, and overseeing the realization of security where a loan has gone into default. A Fund’s investment and the return to the Fund may be adversely impacted where, among other things, the servicer (1) fails to follow best practices in realizing any security values, or (2) fails to adequately administer the loans that fall into arrears or default. In the event that the servicer is unable to meet its administrative obligations, a substitute servicer will need to be appointed. There is a risk that a substitute servicer will not be available when required, that the substitute servicer will not be able to perform its duties with the requisite level of skill and competence or that it will require extra time to assume responsibility for the portfolio.

Collateralized Mortgage Obligations (“CMOs”); Residuals and Strips. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.

CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.

In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.

CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.

The Funds also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.

IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at a variable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.

Collateralized Debt Obligations (“CDOs”). A Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include U.S. and non-U.S. senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. The Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, a Fund may characterize its investments in CDOs as illiquid. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this SAI and the Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates), default risk, prepayment risk, credit risk (including adverse credit spread moves), illiquidity risk, market risk, structural risk, and legal risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans, or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets (particularly where the underlying collateral in a loan portfolio is not individually assessed prior to purchase); (iii) market and illiquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale; and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

The Funds may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.

Variable Rate Securities

Variable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Variable rate securities include U.S. government securities and securities of other issuers. Some variable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of variable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on variable rate securities may lag changes in prevailing market interest rates. Also, some variable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, variable rate securities are less likely than non-variable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Mezzanine Securities

A Fund may invest in mezzanine securities, which are unsecured securities that are senior to common stock or other equities but that are subordinated to substantial amounts of senior debt. Holders of mezzanine securities are generally not entitled to receive any payments in bankruptcy or liquidation until senior creditors are paid in full. In addition, the legal remedies available to holders of mezzanine securities are normally limited by contractual restrictions benefiting senior creditors. In the event a company in which a Fund holds mezzanine securities cannot generate adequate cash flow to meet senior debt service, the Fund may suffer a partial or total loss of capital invested. In situations where some or all of the senior debt is unsecured, distributions in respect of mezzanine securities may be substantially less than distributions payable to other unsecured creditors. Because issuers of mezzanine securities are often highly leveraged, their relatively high debt-to-equity ratios create increased risks that their operations cannot generate adequate cash flow to meet senior debt service.

Below Investment Grade Securities

Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-3 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by GMO to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “high yield” or “junk bonds”). In addition, some Funds may hold securities that are downgraded to below investment grade status after the time of purchase by the Funds (sometimes referred to as “fallen angel” securities). The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the obligor or in general economic, regulatory or other conditions (including, for example, a substantial period of rising interest rates or declining earnings) may impair the ability of the obligor to make payment of principal and interest. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. High yield securities may be unsecured and may be subordinate to other obligations of the issuer, including obligations to senior creditors, trade creditors and employees. In addition, many issuers of high yield debt may be (i) in poor financial condition; (ii) experiencing poor operating results; (iii) having substantial capital needs or negative net worth; or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on GMO’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. Overall declines in the below investment grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. High yield debt is often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. High yield debt has historically experienced greater default rates than has been the case of investment grade securities.

The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value” in the Prospectus and herein), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.

Consolidation in the financial services industry has resulted in there being fewer market makers for high yield debt securities, which may result in further risk of illiquidity and volatility with respect to high yield debt securities held by a Fund, and this trend may continue in the future. Furthermore, high yield debt securities held by a Fund may not be registered under the Securities Act of 1933, as amended, (the “1933 Act”), and, unless so registered, the Fund will not be able to sell such high yield debt securities except pursuant to an exemption from registration under the 1933 Act. This may further limit the Fund’s ability to sell high yield debt securities or to obtain the desired price for such securities.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B — Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

Distressed or Defaulted Debt Securities

Some Funds may invest, directly or indirectly (through derivatives or other funds), in securities, claims, and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.

Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. For example, investment in stressed or distressed loans are often less liquid than performing loans. In addition, the market may be less liquid for distressed or defaulted securities than for other types of securities. Reduced liquidity can affect the values of distressed or defaulted securities, make their valuation and sale more difficult, and result in greater volatility.

In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.

Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for GMO to determine within reasonable standards of predictability. A Fund may invest in companies that are in the process of exiting, or that have recently exited, the bankruptcy process. Investments in post-reorganization securities typically entail a higher degree of risk than investments in securities that have not recently undergone a reorganization or restructuring. Moreover, post-reorganization securities can be subject to heavy selling or downward pricing pressure after the completion of a bankruptcy reorganization or restructuring. If a Fund’s evaluation of the anticipated outcome of an investment should prove inaccurate, the Fund could experience a loss. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

If GMO’s assessment of the eventual recovery value of a defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

In addition, investments in the above-noted instruments may present special tax issues for a Fund. See the “Taxes” section for more information.

Risks of Litigation. Investing in securities issued by companies under financial or business stress can be a contentious and adversarial process that involves litigation. Different investor groups may have qualitatively different, and frequently conflicting, interests. A Fund may have indemnification obligations in connection with any such litigation. In particular, the Fund may be obligated to indemnify its trustees, GMO and any director, officer, partner, member, stockholder, controlling person or employee of GMO and any person serving at the request of the Fund.

Liquidation and Litigation Trusts. A Fund may invest or otherwise acquire, such as in a distribution pursuant to a plan of reorganization, interests or instruments in liquidation, litigation, and/or similar trusts which may provide a recovery to its beneficiaries by asserting litigation claims or otherwise liquidating assets of a debtor. Interests or instruments in liquidation, litigation or similar trusts could be illiquid and/or difficult to value. Any recovery pursuant to an interest or instrument in such trusts may be significantly delayed as a result of prolonged litigation or other proceedings, which may not be successful and could result in no recovery to the beneficiaries of the trust.

Rescue Financings and DIP Loans. A Fund may support and/or participate in the provision of rescue financings, which are typically secured loans structured to generate high risk-adjusted returns extended to distressed companies that have not yet filed for bankruptcy protection. Such Funds also may support and/or participate in the provision of debtor-in-possession (“DIP”) loans to companies undergoing bankruptcy reorganization to assist them with their financing needs during the reorganization process. In this context, a Fund generally will obtain a secured and/or a priority claim against the borrower’s assets that would permit the Fund to foreclose on its collateral if the borrower fails to restructure or reorganize. In addition, if the Fund wished to participate in the restructured or reorganized entity, it could agree to convert its loan into securities issued in connection with the restructuring or reorganization. If the borrower fails to successfully restructure or reorganize, or if the assets pledged as collateral for the Fund’s DIP or rescue loan are insufficient, the Fund may not be able to recover the full amount lent to the borrower and may lose money.

Participation on Creditors’ Committees. Generally, when a Fund holds bonds or other fixed income securities of an issuer, the Fund becomes a creditor of the issuer. Although under no obligation to do so, a Fund may participate on committees formed by creditors to negotiate the management of financially troubled issuers that may or may not be in bankruptcy or the Fund may seek to negotiate directly with the issuers with respect to restructuring issues. If the Fund does join a creditors’ committee, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund in such proceedings. By participating on such committees, a Fund may be deemed to have duties to other creditors represented by the committees, which might thereby expose the Fund to liability to such other creditors who disagree with the Fund’s actions. As a member of a creditors’ committee, a Fund also may be provided with material non-public information that may restrict the Fund’s ability to trade in the issuer’s securities. A Fund may determine in good faith that its trading activities are not restricted and may trade in the issuer’s securities while engaged in the issuer’s restructuring activities. Such trading creates a risk of litigation and liability that may cause the Fund to incur significant legal fees and potential losses.

Risks Associated with Bankruptcy and Insolvency Cases. Many of the events within a bankruptcy or insolvency case are adversarial and often beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a court would not approve actions which may be contrary to the interests of a Fund.

Generally, the duration of a bankruptcy or insolvency case can only be estimated. The reorganization of a company usually involves the development and negotiation of a plan of reorganization, plan approval by creditors and confirmation by the court. This process can involve substantial legal, professional and administrative costs to the company and the Fund; it is subject to unpredictable and lengthy delays; and during the process the company’s competitive position may erode, key management personnel may depart and the company may not be able to invest adequately. In many cases, the company may not be able to reorganize and may be required to liquidate assets. In addition, the debt of companies in financial reorganization may not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental value.

In addition, the effect of a bankruptcy filing on a company may adversely and permanently affect the company. The company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason the proceeding is converted to a liquidation, the realization value of the company may not equal the realization value that was believed to exist at the time of the investment.

During a bankruptcy case, an automatic stay will prevent all creditors from taking action against the debtor to collect on amounts owed to such creditors. Unless a creditor’s claim in such case is secured by assets having a value in excess of such claim, no interest will be permitted to accrue and, therefore, a creditor’s return on investment can be adversely affected by the passage of time during which the plan of reorganization of the debtor is being negotiated, approved by the creditors and confirmed by the bankruptcy court.

The administrative costs in connection with a bankruptcy proceeding are frequently high and will generally be paid out of the debtor’s estate prior to any return to creditors (other than out of assets or proceeds thereof which are subject to valid and enforceable liens and other security interests) and equity holders. In addition, certain claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be quite high.

U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for purposes of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class.

Claims in bankruptcy cases are often paid at less than par and, depending on the debtor’s asset and liabilities, there may be no recovery at all for some classes of creditors. The claims of secured creditors are often paid out over time. Initially, only the debtor may file a proposed plan of reorganization. While the U.S. Bankruptcy Code permits other parties-in-interest to file proposed plans of reorganization after the debtors’ “exclusive period” to do so ends, bankruptcy courts often extend the debtor’s exclusive period, which effectively permits only the debtor to file a proposed reorganization plan. While creditors can vote on the plan of reorganization the unanimous consent of all creditor classes is not necessarily required for the bankruptcy court to confirm the plan. Therefore, a plan can, subject to the provisions of the U.S. Bankruptcy Code, be “crammed down” on dissenting classes of creditors.

Even if a class of claims is entitled to a recovery in a reorganization or liquidation proceeding, such recovery could be in the form of instruments or interests different from the form of instrument or interest which formed the basis for the claims, including debt securities, equities, warrants, options, cash, interests in litigation claims or trusts formed to pursue such litigation claims, interests in liquidation trusts, or other property or interests, any of which could be illiquid and/or difficult to value.

Furthermore, there are instances where creditors and equity holders may lose their ranking and priority when they act inequitably in taking over management and functional operating control of a debtor or otherwise. Creditors, particularly creditors that own equity or are in control of a debtor, also may lose priority in situations where a bankruptcy court determines that debt should be recharacterized as equity base on the perceived “intent” of the parties as determined by the bankruptcy court.

Notwithstanding the corporate structure of various debtor entities, such as special purpose entities created to hold assets and to structure or bankruptcy remoteness, such entities may, in certain cases, be substantively consolidated in bankruptcy proceedings, which can affect the outcome of such proceedings and adversely affect the amounts ultimately received by creditors.

The U.S. Bankruptcy Code and other laws and regulations affecting debtors’ and creditors’ rights are subject to change, including by way of legislative action or judicial interpretation. Such changes could alter the expected outcome or introduce greater uncertainty regarding the expected outcome of an investment situation of a Fund, which may adversely affect such investment of the Fund’s investment program.

Investments in the debt of financially stressed companies domiciled outside the United States involve additional risks. Bankruptcy law and process may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights (including the right to enforce liens on collateral), reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

Risks of Pre-filing Investments. A Fund may invest in the securities and obligations issued by issuers that are financially distressed and that GMO expects will commence bankruptcy proceedings, including debt obligations that are in covenant or payment default (each such issuer a “pre-filing issuer”). GMO generally considers such investments to be speculative. The repayment of defaulted obligations is subject to significant uncertainties. These loans are subject to the risks inherent in the bankruptcy process and do not possess certain protections, such as priming liens, afforded to other creditors. It is possible that a creditor making an investment prior to the commencement of bankruptcy proceedings will be deemed to have acted inequitably and consequently lose ranking and priority. In addition, investments in pre-filing issuers are more likely to be challenged as fraudulent conveyances and amounts paid on the investment may be subject to avoidance as preferences under certain circumstances.

Leveraged Companies

A Fund’s investments may provide exposure to companies whose capital structures have significant leverage. Such investments are inherently more sensitive to declines in revenues and to increases in expenses and interest rates. The leveraged capital structure of such investments will increase the exposure of the companies to adverse economic factors such as downturns in the economy or deterioration in the condition of the company or its industry. Additionally, the securities acquired by a Fund may be the most junior securities in what may be a complex capital structure, and thus subject to the greatest risk of loss.

Brady Bonds

Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the “residual risk”). In light of the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative regardless of the current credit rating of the issuer. There are very few remaining Brady Bonds in existence today.

Euro Bonds

Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in U.S. dollars held in banks outside of the United States (“Eurodollars”), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally.”

Zero Coupon Securities

A Fund investing in “zero coupon” fixed income securities accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. Each Fund that is a RIC under the Code is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). See the “Taxes” section. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips and STRIPS.

Indexed Investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the United States and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.

A Fund’s investments in certain indexed securities, including inflation-indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See the “Taxes” section.

In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies.

Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.

Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.

Inflation-Indexed Bonds. Some Funds may invest in inflation-indexed bonds and in futures contracts on inflation-indexed bonds. See “Options, Futures, and Forward Contracts — Inflation-Linked Futures” for a discussion of inflation-linked futures. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

Inflation-indexed securities issued by the U.S. Treasury (or TIPS) have maturities of approximately three, five, ten, or thirty years, although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of  $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The market price of inflation-indexed bonds (including TIPS) normally changes when real interest rates change. Their value typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced.

Although inflation-indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation-indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation-indexed bonds are included in the Fund’s gross income for the period in which they accrue. Any increase in the principal amount of an inflation-indexed bond constitutes taxable ordinary income to the Fund, even though principal is not paid until maturity. In each case, a Fund may be required to distribute the accrued income to its shareholders, even though the Fund may not receive a corresponding amount of cash on a current basis, which could require a Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. Decreases to principal amounts may not be currently deductible from a U.S. federal tax perspective.

Structured Notes

Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

Firm Commitments, When-Issued Securities, and TBAs

Some Funds may enter into firm commitments and similar agreements with banks or brokers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed income securities may enter into a firm commitment agreement if GMO anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

Certain Funds may purchase or sell securities, including mortgage-backed securities, in the to-be-announced (“TBA”) market. A TBA purchase commitment is a security that is purchased or sold for a fixed price and the underlying securities are announced at a future date. The seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser. The rules requiring mandatory minimum margin for TBA trades are not yet effective.

FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. TBAs have historically not been required to be collateralized. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.

Loans (Including Bank Loans), Loan Participations, and Assignments

Some Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by a corporate, governmental, or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. Investments in direct debt instruments are subject to a Fund’s policies regarding the quality of debt investments generally. Such instruments may include term loans and revolving loans, may pay interest at a fixed or floating rate, and may be senior or subordinated. The Funds may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation).

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by any rating agency. In the event of non-payment of interest or principal, loans that are secured offer a Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due. The bank loans acquired by a Fund may be below investment grade, unrated, and/or undersecured.

When investing in a loan participation, a Fund typically purchases participation interests in a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, the Fund generally will have no rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. Additional risks include inadequate perfection of a loan’s security interest, the possible invalidation or compromise of an investment transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws, the validity and seniority of bank claims and guarantees, environmental liabilities that may arise with respect to collateral securing the obligations, and adverse consequences resulting from participating in such instruments through other institutions with lower credit quality.

Bank loans and participation interests may not be readily marketable and may be subject to restrictions on resale. There can be no assurance that future levels of supply and demand in loan or loan participation trading will provide an adequate degree of liquidity and no assurance that the market will not experience periods of significant illiquidity in the future.

Investments in loans through direct assignment of a lender’s interests may involve additional risks to a Fund. For example, if a secured loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.

GMO may, with respect to its management of investments in certain loans for a Fund, seek to remain flexible to purchase and sell other securities in the borrower’s capital structure, by remaining “public.” In such cases, GMO will seek to avoid receiving material, non-public information about the borrowers to which the Fund may lend (through assignments, participations or otherwise). GMO’s decision not to use material, non-public information about borrowers may place GMO at an information disadvantage relative to other lenders. Also, in instances where lenders are asked to grant amendments, waivers or consents in favor of the borrower, GMO’s ability to assess the significance of the amendment, waiver or consent or its desirability from a Fund’s point of view may be materially and adversely affected.

When GMO’s employees, on-site consultants, partners, members, directors, or officers come into possession of material, non-public information about the issuers of loans that may be held by a Fund or other accounts managed by GMO (either intentionally or inadvertently), or material, non-public information is otherwise attributed to GMO, GMO’s ability to trade in other securities of the issuers of these loans for the account of GMO may be limited pursuant to applicable securities laws. Such limitations on GMO’s ability to trade could have an adverse effect on a Fund. In many instances, these trading restrictions could continue in effect for a substantial period of time.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.

Loans may not be considered “securities,” and a Fund that purchases a loan may not be entitled to rely on anti-fraud and other protections under the federal securities laws.

Covenant lite loans risk. Covenant lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may expose a Fund to greater credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle.

Trade Claims. The Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims generally are not regulated by U.S. federal securities laws or the Securities and Exchange Commission (“SEC”).

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although GMO endeavors to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims also may be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if a Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Lender Liability Considerations and Equitable Subordination Risks. A number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. In addition, courts have in some cases applied the doctrine of equitable subordination to subordinate the claim of a lending institution against a borrower to claims of other creditors of the borrower when the lending institution is found to have engaged in unfair, inequitable, or fraudulent conduct. There can be no assurance as to whether any fund, lending institution, or other party from which a Fund may directly or indirectly acquire such claims engaged in any such conduct, and if it did, as to whether the Fund would be subject to claims that the Fund’s portfolio investments should be equitably subordinated based on such conduct. Because of the nature of certain of a Fund’s portfolio investments, a Fund could be subject to allegations of lender liability or to claims that the Fund’s portfolio investments should be equitably subordinated.

Fraudulent Conveyance and Preference Risk. Various federal and state laws enacted for the protection of creditors may apply to the purchase of a Fund’s investments by virtue of the Fund’s role as a creditor with respect to the borrowers under such investments. If a court in a lawsuit brought by an unpaid creditor, a debtor-in-possession, a trustee in bankruptcy, or their respective representatives, were to find that the borrower did not receive fair consideration or reasonably equivalent value for incurring indebtedness evidenced by an investment and the grant of any security interest or other lien securing such investment and, after giving effect to such indebtedness and/or grant of any security interest or other lien, the issuer or obligor (i) was insolvent; (ii) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital; or (iii) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could, under certain circumstances, invalidate, in whole or in part, such indebtedness and such security interest or other lien as fraudulent conveyances, could subordinate such indebtedness to existing or future creditors of the borrower, and could allow the borrower to recover amounts previously paid by the borrower to the creditor (including to the Fund) in satisfaction of such indebtedness or proceeds of such security interest or other lien previously applied in satisfaction of such indebtedness.

The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer or obligor would be considered insolvent at a particular time if the sum of its debts were then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets were less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply in order to determine whether the issuer or obligor was “insolvent” after giving effect to the incurrence of the indebtedness and/or the granting of any security interest or other lien or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence of indebtedness and/or grant of security interests or other lien.

A Fund may invest in bank debt or other indebtedness issued by a borrower which is guaranteed by other entities within the borrower’s corporate family. In such circumstances, the borrower often has little or no assets other than the stock of its subsidiaries and, as a result, any recovery is often available only, if at all, from the entities that guaranteed the indebtedness. There is a risk, however, that the obligations of such guarantors and any security interests or other liens issued by the guarantors to secure such obligations may be avoided as fraudulent conveyances in the event that a court were to determine that such guarantors did not receive reasonably equivalent value in exchange for the issuance of the guarantees and for the security interests or other liens. A court could determine that the guarantors did not receive reasonably equivalent value or fair consideration in incurring the obligations and granting the security interests or other liens despite the existence of “indirect” benefits to the guarantors, such as the strengthening of the corporate enterprise in the transaction. Additionally, provisions in guarantees and other similar documents governing similar obligations by which fraudulent conveyance exposure is sought to be reduced or eliminated, such as so-called “savings clauses,” may not be enforceable. As a result, a Fund’s investment in corporate bank debt or other indebtedness could be subject to avoidance as a fraudulent conveyance.

In addition, in the event of the insolvency (as determined by a court based on the law of the jurisdiction which is being applied) of an issuer of an investment, payments made on a Fund’s investment could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before insolvency depending on a number of factors.

There can be no assurance that a successful cause of action for fraudulent conveyance or preference will not occur, or as to whether any fund, lending institution or other party from which a Fund may directly or indirectly acquire an investment engaged in any conduct to give rise to such causes of action, and if it did, as to whether such causes of action could be asserted against the Fund.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of  $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks — Derivatives and Short Sales Risk” and “— Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.

Commodity-Related Investments

Some Funds may gain exposure to commodity markets by investing in commodities or commodity-related instruments directly or indirectly, including through investments in Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, or Special Opportunities Fund. Such instruments include, but are not limited to, futures contracts, swaps, options, forward contracts, and structured notes and equities, debt securities, convertible securities, and warrants of issuers in commodity-related industries or with respect to the physical commodities themselves.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Options, Futures, and Forward Contracts,” “Structured Notes,” “Swap Contracts and Other Two-Party Contracts,” and “Uses of Derivatives” herein for more information on the Fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

Each of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund should generally be entitled to treat the income it recognizes from its investment in its wholly-owned foreign subsidiary as qualifying income for purposes of qualifying as a RIC. There is a risk that the Internal Revenue Service (“IRS”) could determine that some or all of the gross income that one or more of these Funds derive from an investment in such a subsidiary is not qualifying income, which might adversely affect the ability of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund or Special Opportunities Fund, as the case may be, to qualify as a RIC. Each such foreign subsidiary is a “controlled foreign corporation” (“CFC”) for U.S. federal tax purposes. See the “Investments in Wholly-Owned Subsidiaries” and “Taxes” sections.

A Fund’s pursuit of an investment strategy that involves exposure to commodity markets will potentially be limited by its intention to qualify as a RIC, and could adversely affect its ability to so qualify. See the “Taxes” section for more information.

Illiquid Investments, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted, and the Board of Trustees has appointed GMO to administer, a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid investments. The term “illiquid investments” for purposes of the program means securities that a Fund reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in its operations and will not eliminate the liquidity risk inherent in a Fund's investments.

Each Fund may invest up to 15% of its net assets in illiquid investments. For this purpose, “illiquid investments” are investments that the Fund reasonably expects cannot be sold or disposed of under current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment.

In considering the Fund’s ability to sell or dispose of an investment within seven days without significantly changing the investment’s market value, the Fund considers the portion of the investment that the Fund reasonably anticipates selling in response to redemption requests. The determination that any investment is or is not an “illiquid investment” requires the Fund to make a number of market-based and other assumptions about future events and thus should not be viewed as a guarantee or an assurance that the Fund will be able to dispose of any portion of a particular investment within any particular period of time.

Private Placements and Restricted Investments. Illiquid investments include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities are generally only sold to institutional investors in private sales from the issuer or from an affiliate of the issuer. These securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of marketplace trades. Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense. While such Fund may be indemnified against such liabilities, the issuer may not have the financial resources to satisfy its indemnification obligations. Furthermore, it is the position of the SEC staff that indemnification for violations of the 1933 Act is against public policy and therefore unenforceable. A Fund may be unable to sell restricted securities and other illiquid investments at the most opportune times or without significantly impacting the market value of the investment.

At times, the inability to sell illiquid investments can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of GMO normally plays a greater role in valuing these securities than in valuing publicly traded securities.

Private Investments in Public Companies. A Fund may make investments in private placements by publicly-held companies (“PIPEs”). In a typical PIPE transaction, a Fund will acquire, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act, common stock or a security convertible into common stock, such as convertible notes or convertible preferred stock. The issuer’s common stock is usually publicly traded on a U.S. securities exchange or in the over-the-counter market, but the securities acquired by the Fund will be subject to restrictions on resale imposed by U.S. securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid by the Fund in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register within an agreed upon period of time for public resale under the U.S. securities laws the common stock acquired by the Fund or the shares of common stock issuable upon conversion of the convertible securities acquired by Fund. If the issuer fails to so register the shares within that period, the Fund may be entitled to additional consideration from the issuer (e.g. warrants to acquire additional shares of common stock), but the Fund may not be able to sell its shares unless and until the registration process is successfully completed. Thus PIPE transactions present certain risks not associated with open market purchases of equities.

Among the risks associated with PIPE transactions is the risk that the issuer may be unable to register for public resale the shares held by a Fund in a timely manner or at all, in which case the shares maybe saleable only in a privately negotiated transaction at a price less than that paid by the Fund, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Even if the shares are registered for public resale, the market for the issuer’s securities may nevertheless be “thin” or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.

IPOs and Other Limited Opportunities. Certain Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

Risks of Insufficient Capital for Follow-On Investments. Following its initial investment in a company, a Fund may have the opportunity to increase its investment in such company. There is no assurance that the Fund will make follow-on investments or that the Fund will have sufficient resources to, or be permitted to, make such investments. Any decision not to make follow-on investments or its inability to make them may have a substantial negative impact on such company in need of such an investment, may result in missed opportunities for the Fund or may result in dilution of the Fund’s investment.

Investments in Other Investment Companies or Other Pooled Investments

Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other Funds, money market funds, and ETFs). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. Many of the Funds also may invest in private investment funds, vehicles, or structures. Adverse events could impact one or more of the underlying funds at the same time. There is no assurance that the investments or investment strategies employed by such underlying funds will be successful. Many of the Funds (particularly, the Asset Allocation Funds) invest in other GMO Funds (for purposes of this paragraph only, “underlying GMO Funds”). Although for some Funds GMO does not receive a direct fee for advising or performing the asset allocation, GMO receives fees from the underlying GMO Funds in which those Funds invest. In such cases, GMO will earn a higher total fee to the extent a Fund’s assets are allocated among underlying GMO Funds that have higher fees payable to GMO. Therefore, a conflict of interest exists because GMO has an incentive to allocate Fund assets into underlying GMO Funds that produce the greatest fees for GMO. Underperformance by the underlying funds could cause a Fund to underperform, even though GMO’s asset allocation strategies with respect to the Fund were appropriate given market conditions. For many Funds, GMO has the discretion to invest in underlying funds however it deems most appropriate.

A Fund’s investment in other investment companies or private investment funds, vehicles or structures could affect the amount, timing and character of distributions to shareholders, and in certain circumstances could cause the Fund to recognize taxable income in excess of the cash generated by such investment, which could require a Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. See the “Taxes” section.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of bonds (or other fixed income instruments) or common stocks that is intended to track the price and dividend performance of a particular index. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. The Funds also may invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market prices for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.

Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Some Funds may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.

Some of the Bond Funds may invest without limitation in other Funds. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on an SEC exemptive order obtained by GMO and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds do not bear directly any of the operating fees and expenses of these Underlying Funds, but bear indirectly a proportionate share of their operating fees and expenses (absent reimbursement of those fees and expenses).

The SEC has proposed Rule 12d1-4 under the 1940 Act, which, subject to certain conditions, would provide an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of current limits. In connection with the proposed rule, the SEC has also proposed to rescind Rule 12d1-2 under the 1940 Act and most fund of funds exemptive orders, including the Trust’s exemptive order. If these changes are adopted as proposed, some Funds would need to modify their investments.

Resources Fund and Climate Change Fund may invest in certain natural resources-related entities that are partnerships, trusts, or other pass-through structures for U.S. federal tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion or commodities futures or other derivatives). Each of Resources Fund’s and Climate Change Fund’s pursuit of an investment strategy that involves investments in such entities will potentially be limited by its intention to qualify as a RIC under the Code and could adversely affect its ability to so qualify. If either Resources Fund or Climate Change Fund were to fail to qualify as a RIC for a particular year, a Fund’s returns from its investment in Resources Fund and/or Climate Change Fund could be adversely affected. See the “Taxes” section.

Tax-Sensitive Strategies

When making investment decisions for Tax-Managed International Equities Fund, GMO considers the after-tax impact of portfolio transactions. In doing so, GMO may employ a variety of tax management techniques, such as seeking to minimize sales of securities that result in short-term capital gains, preferring the sale of securities producing long-term capital gains to those producing short-term capital gains, and selling securities to realize capital losses that can be offset against realized capital gains. Tax-Managed International Equities Fund’s ability to utilize excess net capital losses (including losses from prior taxable years) if any, to reduce distributable net realized capital gains may be limited by reason of direct or indirect changes in actual or constructive ownership of the Fund. Please see the “Taxes” section for more information, including information about the U.S. federal income tax rules concerning capital loss carryforwards. In addition, the tax management techniques employed by GMO may change over time depending upon a variety of factors, including current market conditions, changes in tax law or rates, and the amount of embedded gains and losses in a Fund’s portfolio. No assurance can be given that GMO will be successful in employing any or all of these strategies.

Investments in Wholly-Owned Subsidiaries

Alternative Allocation Fund intends to invest in its wholly-owned foreign subsidiary, GMO Alternative Allocation SPC Ltd. (“Alternative Allocation SPC”). Implementation Fund invests in its wholly-owned foreign subsidiary, GMO Implementation SPC Ltd. (“Implementation SPC”). SGM Major Markets Fund invests in its wholly-owned foreign subsidiary, GMO Alternative Asset SPC Ltd. (“Alternative Asset SPC”). Special Opportunities Fund invests in its wholly-owned foreign subsidiary, GMO Special Opportunities SPC Ltd. (“Special Opportunities SPC”). These Funds and any other Fund that invests in a foreign subsidiary, including indirectly through these or other Funds, will be indirectly exposed to the risks of any such subsidiary’s investments. As described in the Prospectus, the subsidiary of each of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund invests primarily in swap contracts on commodities indices, commodities futures contracts, and other commodity-related derivatives, and in fixed income securities, but also may invest in any other investments in which Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund, respectively, may invest directly. Each of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund is indirectly exposed to the risks of its subsidiary’s investments. In particular, see “Commodity-Related Investments.”

GMO serves as the investment manager to each of Alternative Allocation SPC, Implementation SPC, Alternative Asset SPC, and Special Opportunities SPC, but does not receive any additional management or other fees in respect of such services. In addition, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as Alternative Allocation SPC’s, Implementation SPC’s, Alternative Asset SPC’s, and Special Opportunities SPC’s custodian, transfer agent, and fund accounting agent.

Future changes in the securities, corporate, tax or other applicable laws of the United States and/or the jurisdiction in which a foreign subsidiary is organized could result in the inability of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund, their respective direct or indirect foreign subsidiaries, as the case may be, and other funds investing directly or indirectly through a subsidiary to operate as described in the Prospectus or this SAI and could adversely affect each such Fund and its shareholders. See “Commodity-Related Investments” and “Taxes” for more information.

Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to financial reform legislation enacted in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. For example, there has been an increase in governmental, as well as self-regulatory, scrutiny of the alternative investment industry. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of a Fund or any Underlying Funds to trade in securities could have a material adverse impact on a Fund’s performance.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of securitization and derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union is (and some other countries are) implementing similar requirements that will affect a Fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are evolving, their impact on the Funds remains unclear.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other rules and regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by GMO and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of GMO may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, GMO believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on GMO’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit GMO’s ability to access management and other personnel at certain companies where GMO seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. Short sales are also subject to certain SEC regulations. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Rules implementing the credit risk retention requirements of the Dodd-Frank Act for asset-backed securities require the sponsor of certain securitization vehicles to retain, and to refrain from transferring, selling, conveying to a third party, or hedging 5% of the credit risk in assets transferred, sold, or conveyed through the issuance of such vehicle, subject to certain exceptions. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which a Fund may invest, which costs could be passed along to such Fund as an investor in such transactions.

Investors should also be aware that some EU-regulated institutions (banks, certain investment firms, managers of alternative investment funds, UCITS funds, insurance and reinsurance undertakings, and occupational pension schemes) are restricted from investing in certain securitizations (including U.S.-related securitizations), unless, in summary: (i) the institution is able to demonstrate that it has undertaken certain due diligence in respect of various matters, including its investment position, the underlying assets, and the original lender or the originator of the underlying assets; and (ii) the originator, sponsor, or original lender retains, on an ongoing basis, a net economic interest of not less than 5% of specified credit risk tranches or asset exposures related to the securitization and discloses this risk retention to investors; and (iii) the originator, sponsor or special purpose entity complies with certain transparency requirements. Although the requirements do not apply to any of the Funds directly, the costs of compliance, in the case of any securitization within the EU risk retention rules in which a Fund has invested or is seeking to invest, could be indirectly borne by the Fund and the other investors in the securitization.

Lack of Operating History

As of the date of this SAI, some Funds have limited operating history and other Funds have no operating history. Therefore, there is limited or no operating history to evaluate such Funds’ future performance. Past performance is not an indication of future performance. In addition, the past performance of other investment funds managed by GMO cannot be relied upon as an indicator of a Fund’s success, in part because of the unique nature of such Fund’s investment strategy. An investor in each Fund must rely upon the ability of GMO in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for such Fund.

ADDITIONAL INVESTMENT STRATEGIES

Merger Arbitrage Transactions

Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

In conjunction with merger arbitrage transactions, a Fund may sell securities short in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company to protect against a decline in the market value of those securities before the acquisition’s completion. A Fund also may employ various hedging strategies to protect against market fluctuations or other risks, and also may use derivatives to increase, or reduce, long or short exposure to one or more asset classes or issuers.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction. If the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

A Fund’s merger arbitrage transactions could result in tax inefficiencies, including greater distributions of net investment income and net realized capital gains than otherwise would be the case.

Special Situation Investment Risks. Certain Funds may make investments that provide exposure to “special situations,” including recapitalizations, spinoffs, corporate and financial restructurings, litigation, or other catalyst-orientated situations. Such investments are often difficult to analyze. In any such investment opportunity, there exists the risk that the relevant transaction either will be unsuccessful, will take considerable time, or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated catalyst produces an unanticipated result or does not in fact occur, a Fund may choose to sell the investment at a loss or hold the investment and ultimately recover less than the amount of its initial investment. Although a Fund may intend to utilize appropriate risk management strategies, such strategies cannot fully insulate the Fund from the risks inherent in its investment activities. Moreover, in certain situations, a Fund may be unable to, or may choose not to, implement risk management strategies because of the costs involved or other relevant circumstances.

Short Sales

Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box. To engage in a short sale of a security or currency it does not own, a Fund borrows the security (e.g., shares of an ETF) or currency from a broker or other counterparty and sells it to a third party, pays to borrow the security or currency, and agrees to pay the broker or other counterparty any dividends or interest it receives on the borrowed security or currency. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker or other counterparty and may be required to pay the broker or other counterparty any dividends or interest it receives on a borrowed security. To borrow the security or currency, the Fund also may be required to pay a premium, which would increase the cost of the security or currency sold. The net proceeds of the short sale will be retained by the broker or other counterparty, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales that are not against the box.

A Fund will incur a loss as a result of a short sale if the price of the security or index or currency increases between the date of the short sale and the date on which the Fund replaces the borrowed security or currency. The Fund will realize a gain if the price of the security or currency declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale. Short sales that are not against the box involve a form of investment leverage, and the amount of the Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, the Fund may have difficulty purchasing securities or currencies to meet its short sale delivery obligations, and may have to sell portfolio securities or currencies to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. If a request for return of borrowed securities and/or currencies occurs at a time when other short sellers of the securities and/or currencies are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities and/or currencies short. In addition, the Fund may have difficulty purchasing securities and/or currencies to meet its delivery obligations in the case of less liquid securities and/or currencies sold short by the Fund, such as certain emerging market country securities or securities of companies with smaller market capitalizations. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. These derivative positions will typically expose the Fund to economic risks similar to those associated with shorting securities directly. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited.

There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions GMO anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.

To the extent GMO employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon GMO’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.

A Fund’s short sale transactions, including in connection with its merger arbitrage activities, could affect the amount, timing and character of distributions to shareholders, including by resulting in the realization of short-term capital gains by the Fund, which are generally taxed to shareholders at ordinary income tax rates when distributed.

Enhanced Custody. Some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. The loans will be secured by collateral from the custodian equal at all times to at least 100% of the market value of the loaned securities. As compensation for the short sale borrowing, the Fund pays the custodian a securities borrow fee and a financing charge, which may be reduced (in whole or in part) by amounts earned by the Fund for lending its securities as collateral for the amount borrowed.

As with traditional securities lending arrangements, described in more detail under “Descriptions and Risks of Fund Investments – Securities Lending” above, voting rights or rights to consent with respect to the loaned securities pass to the borrower (i.e. the custodian in the case of enhanced custody). A Fund has the right to call loans at any time on reasonable notice to exercise voting rights associated with the security and will do so if both (i) GMO receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) GMO believes that the benefits to the Fund of voting on that proposal outweigh the benefits to the Fund of having the security remain out on loan. However, a Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters.

Participation in the Federal Reserve’s Term Asset-Backed Securities Loan Facility

Some Funds, including, as of the date of this SAI, Opportunistic Income Fund, Implementation Fund, Benchmark-Free Fund, and Strategic Opportunities Allocation Fund, may invest a portion of their assets through participation in the Term Asset-Backed Securities Loan Facility (the “TALF”) established by the U.S. Federal Reserve (the “Federal Reserve”) in March 2020 in response to the current financial crisis caused by the recent COVID-19 pandemic. Under the TALF, the U.S. Federal Reserve Bank of New York (the “New York Fed”) (through a special purpose vehicle) will make non-recourse loans to eligible borrowers. The New York Fed will lend an amount equal to the market value of the collateral posted by the borrower minus a haircut (which varies depending on the asset class and the expected life of the collateral) and the loan will be secured at all times by the posted collateral.

Eligible collateral for TALF loans includes U.S. dollar-denominated asset-backed securities with underlying credit exposures in one of the following sectors: (i) auto loans and leases, (ii) student loans, (iii) credit card receivables (both consumer and corporate), (iv) equipment loans and leases, (v) floorplan loans, (vi) premium finance loans for property and casualty insurance, (vii) certain small business loans that are guaranteed by the U.S. Small Business Administration, (viii) leveraged loans, or (ix) commercial mortgages. Additionally, the asset-backed securities must have a credit rating in the highest long-term or, if no long-term rating is available, the short-term investment-grade, rating category by two or more “eligible” nationally recognized statistical rating organizations (one of which long-term or short-term rating, as applicable, must be from Fitch Ratings, Inc., Moody’s, or S&P) and not rated below the highest investment-grade rating category by any eligible nationally recognized statistical rating organizations.

The term of a TALF loan is three years, although TALF loans may be prepaid at any time without penalty. Interest on TALF loans is payable monthly. The New York Fed will charge a one-time administrative fee at the inception of each loan transaction currently set at 0.10% of the loan amount. No new credit extensions will be made under the TALF after September 30, 2020, unless the TALF program is extended.

Any participation by a Fund in the TALF entails significant risks. The Federal Reserve has the right to review and make adjustments consistent with the policy objectives of the TALF to the TALF’s terms and conditions, including the size of program, pricing, loan maturity, percentage of the value of eligible collateral that must be paid up front and asset and borrower eligibility requirements. Any such changes could reduce the returns to a Fund and adversely impact the Fund’s performance.

Participations in the TALF and other loan programs sponsored by the United States (and any of its subdivisions, agencies, departments, commissions, boards, authorities, instrumentalities or bureaus) are not considered purchasing securities on margin for purposes of a Fund’s restrictions on purchasing securities on margin.

Although a Fund will endeavor to acquire collateral to secure TALF loans with an expected final payment date prior to the maturity date of the related TALF loans (although which may have a longer scheduled maturity date for rating purposes), there can be no assurance that the related collateral will in fact pay in full prior to its expected final payment date. In such case, in order to pay such TALF loans at maturity, the Fund may need to sell or refinance the applicable collateral or surrender the collateral to New York Fed to satisfy the loans. There may be no or only a limited market for either the sale or refinancing of such collateral.

There are restrictions on the ability to transfer or assign a TALF loan and the associated collateral. Any such transfer or assignment requires the consent of the New York Fed, which may be withheld in its sole discretion. Such transfer restrictions could significantly impact the liquidity of a Fund’s investments pledged as collateral for TALF loans and the Fund’s ability to realize the value of such investments.

The New York Fed generally will have recourse only to the collateral pledged for each TALF loan subject to certain exceptions (e.g., if the borrowing Fund fails to be an eligible borrower at any time the loan is outstanding or fails to meet other applicable TALF requirements) whereupon the New York Fed will have full recourse against a borrowing Fund. Furthermore, notwithstanding that a Fund would generally not be liable for a TALF loan in excess of the pledged collateral, the use of borrowings might have an adverse impact on a Fund’s ability to defend the pledged collateral in the event of a “collateral enforcement event,” which includes, among other events, failure of the Fund to make monthly payments under the TALF loan, including interest and principal amortization. The New York Fed’s remedies upon the occurrence of a collateral enforcement event include a right to accelerate all amounts due, including the entire loan and unpaid accrued interest, and foreclosure of such collateral. Proceeds available to the New York Fed upon exercise of such remedies would result from sales of the pledged collateral, and to that extent, the borrowing Fund’s interest in any remaining equity is subject to market conditions. If a borrowing Fund does not intend to surrender the collateral in full satisfaction of the TALF loan upon a collateral enforcement event, the Fund will be required, in order to protect such pledged collateral, to have adequate reserves of capital available to satisfy any shortfalls of monthly payments under the TALF loans. A borrowing Fund’s requirement to have available cash to cover monthly payment shortfalls will be increased in proportion to the amount of the Fund’s TALF loans in default for such monthly payments. There can be no assurance that a Fund will be able to satisfy any such shortfall if it desires to do so.

In addition, although the New York Fed’s foreclosure remedy may only be exercised with respect to the collateral pledged for a particular TALF loan, if one loan becomes recourse, a Fund may be forced to sell other assets to pay its recourse liability. In such cases, it may be necessary for the Fund to sell assets at disadvantageous prices, which could have an adverse affect on the performance of the Fund. During any period that a TALF loan is recourse, an additional interest charge will accrue, subject to certain exceptions. In addition, a Fund may, in certain circumstances, be required to indemnify the New York Fed, its custodial agent and other related parties (including the primary dealers) under the TALF loan documents and such indemnification liability will constitute a full recourse obligation of the Fund.

Since all lender-borrower transactions relating to TALF loans (including all payments) must be handled through one or more primary dealers representing a Fund, the Fund will bear the risk of insolvency of the primary dealers for any funds held on its behalf by such primary dealers, as well as the risk of such primary dealers’ misperformance and non-performance on the Fund’s behalf. There is no guarantee that a Fund will obtain TALF financing, as primary dealers will have discretion to submit a Fund’s loan request to the New York Fed, and the New York Fed in turn will have discretion to reject any loan request. In such event, the Fund’s performance could be adversely affected. A primary dealer may terminate its agreement with the Fund at any time. If such Fund is not able to find a replacement primary dealer within the requisite period of time, it may be required either to repay the loan, sell the eligible collateral, or surrender the eligible collateral at a time when it may not be advantageous to do so, which may result in losses to the Fund. Agreements with the primary dealer are subject to amendment by the primary dealer without the Fund’s consent, in order to conform to any future amendments of the TALF by the Federal Reserve.

The New York Fed will have the right to access the financial records of a Fund that participates in the TALF. To the extent such records relate to a Fund’s TALF loans, collateral and other obligations under the TALF program, the Fund must (i) provide any reports or statements that the New York Fed reasonably requests, (ii) permit the New York Fed’s designees to visit the Fund’s offices, discuss the Fund’s affairs, finances and condition with the Fund’s officers, directors, employees and accountants and (iii) audit and inspect the Fund’s financial records, which the Fund may consider confidential and proprietary, and make extracts and copies therefrom. A Fund that participates in the TALF will be required to disclose to the primary dealers certain information relating to its investors in connection with verifying that the Fund is an eligible borrower under the TALF, or otherwise in connection with the TALF program (including with respect to the New York Fed’s or a primary dealer’s diligence obligations thereunder), and the primary dealer may be required to disclose such information to the New York Fed. In particular, primary dealers will be required to disclose to the New York Fed information relating to any investors that, directly or indirectly, own 10% or more of any outstanding class of securities of a Fund that participates in the TALF (each, a “Material Investor”).  The Federal Reserve will disclose on its public website the name of all such Material Investor(s). There can be no assurance that any investors participation in the Fund will remain confidential.

The TALF program is one of several programs the U.S. government has issued to address the prevailing distress in the U.S. credit markets, it is being closely monitored by the administration, Congress and the media. The administration or Congress, prompted by political, economic or policy considerations arising from the performance of the TALF itself or other circumstances or developments, could intervene to change terms and conditions of the TALF in a manner detrimental to the interest of a Fund.

USES OF DERIVATIVES

Introduction and Overview

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease, or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

It is the policy of each Fund to comply with Section 18(f) of the 1940 Act and the Funds are permitted to use any practices permitted by or consistent with relevant SEC releases, no-action letters and other pronouncements (“Section 18(f)”).

This overview outlines various ways in which the Funds and any wholly-owned subsidiaries may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in each Fund’s Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections above. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this SAI or the Fund’s Prospectus.

In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.

Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.

Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section above, certain Funds may invest in other Funds of the Trust, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this SAI or the Prospectus.

Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. Certain Funds may use exchange-traded and OTC financial derivatives and exchange-traded futures and/or forward contracts as integral parts of their investment programs. In addition, specific market conditions may influence GMO’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.

Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments — Legal and Regulatory Risk,” the U.S. government, the European Union, and some other countries have enacted legislation that includes provisions for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear. In 2019 the SEC reproposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. The ultimate impact, if any, of possible regulation remains unclear, but the proposed rule, if adopted, and other such regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions in the manner that it has historically and increase the costs of such derivatives transactions, which could have an adverse impact on a Fund’s performance and ability to execute its investment strategy.

Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by the Equity Funds (excluding the Asset Allocation Funds), Risk Premium Fund, and Special Opportunities Fund

The Funds may use derivatives to gain long or short investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e. it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. For Risk Premium Fund, the Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by the Asset Allocation Funds and Implementation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities, or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Funds may use derivatives, such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by the Bond Funds

The Funds may use derivatives to gain long or short investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments. See “Swap Contracts and Other Two-Party Contracts.”

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund’s) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Please note that the Emerging Country Debt Shares Fund may use derivatives only indirectly through its investment in Emerging Country Debt Fund.

INVESTMENT RESTRICTIONS

Fundamental Restrictions:

The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:

(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.

(2) With respect to each Fund (except for Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Climate Change Fund, Emerging Domestic Opportunities Fund, Global Developed Equity Allocation Fund, High Yield Fund, Implementation Fund, International Developed Equity Allocation Fund, Quality Fund, Cyclical Focus Fund, Resources Fund, Alternative Allocation Fund, Risk Premium Fund, SGM Major Markets Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, Strategic Short-Term Fund, U.S. Small Cap Value Fund, and U.S. Treasury Fund), the Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to each Fund (except for Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Climate Change Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund, Emerging Domestic Opportunities Fund, Global Developed Equity Allocation Fund, High Yield Fund, Implementation Fund, International Developed Equity Allocation Fund, Quality Fund, Cyclical Focus Fund, Alternative Allocation Fund, Resources Fund, Risk Premium Fund, SGM Major Markets Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, Strategic Short-Term Fund, U.S. Small Cap Value Fund, and U.S. Treasury Fund), the Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This restriction does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 331∕3% of a Fund’s total assets in the case of each Fund (except International Equity Fund), with respect to not more than 25% of total assets in the case of International Equity Fund.

(7)(a) Except as provided in (7)(b), (7)(c), and (7)(d), below, each Fund may not concentrate more than 25% of the value of its total assets in any one industry.

(7)(b) Resources Fund will invest more than 25% of the value of its assets in the natural resources sector.

For purposes of Fundamental Restriction (7)(b), Resources Fund considers the “natural resources sector” to include companies in the group of industries that own, produce, refine, process, transport, and market natural resources and companies in the group of industries that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, environmental services, and such other industries as determined by GMO from time to time.

(7)(c) Climate Change Fund will invest more than 25% of the value of its assets in climate change-related industries.

For purposes of Fundamental Restriction (7)(c), Climate Change Fund considers “climate change-related industries” to include clean energy, batteries and storage, electric grid, energy efficiency, recycling and pollution control, agriculture, water, and businesses that service such industries.

For purposes of Fundamental Restrictions (7)(a), (7)(b), and (7)(c), the U.S. government and its agencies and instrumentalities are not considered to be an industry.

(7)(d) Strategic Short-Term Fund will invest more than 25% of the value of its assets in the fixed income securities of the governments, agencies or instrumentalities of the United States and other developed market countries.

(8)(a) With respect to each Fund (except Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Climate Change Fund, Emerging Domestic Opportunities Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, High Yield Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, Alternative Allocation Fund, Resources Fund, Risk Premium Fund, SGM Major Markets Fund, Special Opportunities Fund, and Strategic Opportunities Allocation Fund), the Fund may not purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.

(b) With respect to each of Asset Allocation Bond Fund, Climate Change Fund, Emerging Domestic Opportunities Fund, and Resources Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(c) With respect to each of Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, High Yield Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, and Strategic Opportunities Allocation Fund, the Fund may not purchase commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon and may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts, and option contracts).

(d) With respect to Alternative Allocation Fund, Risk Premium Fund and Special Opportunities Fund, the Fund may not purchase physical commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(e) With respect to Benchmark-Free Fund, Implementation Fund, and SGM Major Markets Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivatives (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

For purposes of Fundamental Restrictions (8)(a), (b), (c), and (e) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) With respect to each of Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, International Equity Fund, Strategic Opportunities Allocation Fund, U.S. Equity Fund, U.S. Small Cap Value Fund and U.S. Treasury Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:

(1) With respect to each Fund (except Benchmark-Free Fund, Climate Change Fund, Implementation Fund, Resources Fund, SGM Major Markets Fund, and Special Opportunities Fund), the Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.

With respect to Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund, this restriction shall not apply with respect to the Fund’s direct or indirect investments in one or more wholly-owned subsidiaries.

(3) Each Fund may not invest more than 15% of its net assets in illiquid investments.

(4) With respect to each Fund (except for Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Climate Change Fund, Emerging Domestic Opportunities Fund, Global Developed Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, Quality Fund, Cyclical Focus Fund, Alternative Allocation Fund, Resources Fund, Risk Premium Fund, SGM Major Markets Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, Strategic Short-Term Fund, U.S. Small Cap Value Fund, and U.S. Treasury Fund), the Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 331∕3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Fund’s Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term “invest” to include both direct and indirect investing and the term “investments” to include both direct and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another Fund or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments. For Name Policies related to “Equity” Funds, the term “equities” refers to direct and indirect investments (described above) in common and preferred stocks and other stock-related securities, such as convertible securities and depositary receipts. These investments also include exchange-traded equity REITs and equity income trusts.

When used in connection with a Fund’s Name Policy, GMO uses the terms “invest,” “investments,” “assets,” and “tied economically” as defined in the Fund’s Prospectus.

Except for Fundamental Restriction (1) (as indicated above) and Non-Fundamental Restriction (3), all percentage limitations on investments set forth herein and in a Fund’s Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

With respect to Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund, for purposes of determining compliance with each Fund’s policy not to concentrate investments in a particular industry, futures contracts will be valued at current market value (not notional value).

The phrase “shareholder approval,” as used in the Prospectus and in this SAI, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this SAI, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Fund’s Prospectus or this SAI cannot be changed without the approval of shareholders of that Fund.

In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, each of Emerging Country Debt Fund and Emerging Country Debt Shares Fund has also agreed as follows:

Under normal circumstances, the Fund will invest at least 80% of its assets in each of  (i) investments tied economically to emerging countries and (ii) debt investments.

With respect to each Asset Allocation Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest, through its investments in the Underlying Funds, in investments that are tied economically to a number of countries throughout the world.

With respect to each Bond Fund that has the term “international” or “global” included in the Fund’s name, the Fund typically will have exposure to a number of countries throughout the world, including exposure to the interest rate and currency markets of those countries through the use of futures contracts, swap contracts, currency forwards, and other types of derivatives.

With respect to each Equity Fund (other than Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, and International Equity Allocation Fund) that has the term “international” or “global” included in the Fund’s name, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.

INVESTMENT GUIDELINES

GMO has adopted the following investment guidelines for each of Emerging Domestic Opportunities Fund and SGM Major Markets Fund (for purposes of this section, each a “Fund”). These guidelines are subject to change at the discretion of GMO and without notice to Fund shareholders. These guidelines are not Fund policies or investment restrictions and investments inconsistent with these guidelines are not violations of any Fund policy or investment restriction. GMO seeks to observe these guidelines only during periods when GMO determines that normal market conditions exist. GMO tests all percentage limitations set forth in these guidelines at the time of the making of an investment and an investment is not considered by GMO to be inconsistent with these guidelines unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Emerging Domestic Opportunities Fund

(1) The Fund will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.)

(2) The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

For purposes of this guideline, swap contracts on financial instruments or rates are not considered to be commodities or commodity contracts.

(3) The Fund will not invest in securities classified as being in any one country in an amount that exceeds the greater of the following, each representing a percentage of the Fund’s net assets: (a) 30%; or (b) 15% more than the country’s weighting percentage within MSCI Emerging Markets Index. As an example, if the MSCI Emerging Markets Index’s country weight for China is 29%, the Fund will not invest more than 44% of its net assets in securities classified as being in China. For purposes of this guideline, a security’s country classification will be based on generally accepted industry standards, including but not limited to the issuer’s country of incorporation, primary listing or domicile, or other factors GMO believes to be relevant. For the avoidance of doubt, China A-Shares are classified as investments in China for purposes of this guideline.

(4) The Fund typically will not invest more than 7% of its net assets in the securities of any one company.

(5) Excluding investments made for the purpose of equitizing cash (e.g., exchange-traded funds) or serving as cash substitutes (e.g., money market funds and GMO U.S. Treasury Fund), the Fund will not invest more than 10% of its net assets in pooled investment vehicles.

(6) The Fund will not invest more than the 20% of its net assets in securities classified as being in frontier market countries. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors GMO believes to be relevant.

For purposes of this guideline, frontier market countries are countries that are not included in the MSCI All Country World Index.

(7) Except for limited periods surrounding inflows and outflows, the Fund will not hold more than 10% of its net assets in cash, cash equivalents or cash substitutes (e.g., shares of money market funds or shares of U.S. Treasury Fund).

(8) The Fund will not invest more than 25% of its net assets in any one industry.

(9) The Fund will typically invest in at least fifty (50) different issuers.

SGM Major Markets Fund

Subject to Section 18(f), the Fund generally expects that its typical maximum positions will be not more than three (3.0) times the net asset value of the Fund.

In addition, GMO generally expects to apply the following ranges in the management of the Fund’s portfolio:

(1) Exposure (as determined by GMO) to a single asset class (e.g., equity securities, fixed income securities, commodities) will be between -100% and +100% of the Fund’s net asset value; and

(2) Exposure (as determined by GMO) to a single asset (e.g., any single futures contract) will be between -50% and +50% of the Fund’s net asset value.

The Fund will generally be managed within these ranges, although the Fund may be outside of these ranges for short periods of time. These ranges do not apply to the Fund’s investments in its wholly-owned subsidiary or cash, cash equivalents, cash substitutes and other short duration high quality exposures (e.g., shares of money market funds, shares of U.S. Treasury Fund or treasury bills of the U.S. or other developed countries).

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Current net asset values per share for each series of GMO Trust are available at www.gmo.com.

The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any day when the NYSE is closed for business and, in some cases, on days when markets in which a Fund has significant investments are closed for business (for example, NAVs for the Bond Funds and SGM Major Markets Fund are not determined (and accordingly transactions in shares of the Bond Funds and SGM Major Markets Fund are not processed) on days when either the NYSE or the U.S. bond markets are closed for business). For these purposes, the U.S. bond markets are deemed to be closed for business on the dates that the Securities Industry and Financial Markets Association recommends a full close for the trading of U.S. dollar-denominated fixed income securities in the United States.

A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information. In addition, to the extent a Fund holds portfolio securities listed on exchanges (e.g., non-U.S. exchanges) that are open for trading on days when the Fund’s NAV is not determined (e.g., a U.S. holiday on which the NYSE is closed for business), the net value of the Fund’s assets may change significantly on days when shares cannot be redeemed.

GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by a Fund, and the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources.

DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, its net investment income, if any, and its net realized capital gains, if any, after offsetting any available capital loss carryforwards. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and net realized capital gain. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time or as otherwise provided in the Funds’ Prospectus, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes”).

TAXES

Except as specifically noted below, the following discussion is a general summary of the principal U.S. federal income tax consequences to shareholders who are U.S. citizens, residents, or corporations. The consequences under other tax laws may differ. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based upon the Code and upon judicial decisions, U.S. Treasury Regulations, IRS Rulings and other administrative materials interpreting the Code, all of which are subject to changes, which may or may not be retroactive. Shareholders should consult their tax advisers about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible non-U.S., state, local, or other applicable tax laws (including the federal alternative minimum tax).

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans.

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each Fund has elected to be treated or intends to elect to be treated, as applicable, and intends to qualify and be treated each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof; (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code; and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. Certain MLPs and natural resources-related ETFs (e.g., those investing substantially in commodities futures) may qualify as qualified publicly traded partnerships. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

As described above, each Fund intends generally to distribute at least annually to its shareholders its net investment income (including any net tax-exempt interest income), if any, and its net realized capital gains (including both net short-term and long-term capital gains), if any. Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e. the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis).

Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund will carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, irrespective of whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred Net Capital Losses, those losses will be carried forward to one or more subsequent taxable years, and will be treated as realized on the first day of the taxable year in which it is used to reduce capital gain, without expiration; any such carryforward losses will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., Net Capital Losses resulting from previously realized net long-term losses will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain). Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

Net losses realized from foreign currency-related and other instruments, as well as expenses borne by a Fund, may give rise to losses that would otherwise reduce distributable net investment income. A Fund cannot carry forward such losses to offset income or gains earned in subsequent taxable years. This may result in the Fund realizing economic losses for which it does not receive a corresponding benefit from a U.S. federal income tax perspective.

In addition, a Fund’s ability to use Net Capital Losses and other losses that would otherwise reduce distributable net investment income, may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund over time by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e. “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change. Such a limitation could affect the amount, timing, and character of distributions to shareholders.

It is possible that a Fund will make investments through one or more foreign subsidiaries. Any such subsidiary will be a CFC for U.S. federal income tax purposes. See “Tax Implications of Certain Investments” for more information.

Special Considerations for Tax-Advantaged Retirement and Educational Savings Plan Investors

Shares of some Funds are held by tax qualified retirement plans. Qualified plans generally are not subject to U.S. federal income tax on distributions from the Funds or on redemptions of the Funds’ shares. Special tax rules apply to investments through such plans. Plan participants whose qualified plan invests in a Fund generally are not subject to U.S. federal income tax on Fund distributions received by the plan or on redemptions of Fund shares by the plan. However, distributions to plan participants from a qualified plan generally are taxable to plan participants as ordinary income, with certain exceptions (e.g., distributions to participants from a Roth 401(k) plan generally are not taxable to those participants).

Shares of the Funds are also available for purchase through certain other types of tax-advantaged plans and accounts. Whether investing through a qualified plan as described above or through another type of tax-advantaged plan or account, prospective investors should consult with their own tax advisers and their plan administrator or other designated financial intermediary, to determine the suitability of a Fund as an investment through their plan or account and the specific U.S. federal income, as well as any state, local, non-U.S., or other tax consequences to them of investing in a Fund through their plan or account.

Transactions in Fund Shares

The sale, exchange, or redemption of Fund shares generally will give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. To the extent a shareholder’s account is subject to U.S. federal tax reporting (including an account for which a shareholder has informed the Funds that it would like to receive “informational only” U.S. federal tax reporting), the Funds generally will provide cost-basis information (on an IRS Form 1099-B) to the IRS and to the shareholder with respect to Fund shares acquired on or after January 1, 2012, or, in the case of SGM Major Markets Fund, on or after December 1, 2015, and held in such accounts (“basis-reporting shares”), when such shares are subsequently redeemed or exchanged. The Funds are required to use the particular cost basis reporting method (e.g., average cost basis, first in-first out, specific share identification) selected by the shareholder in reporting such adjusted basis information, and if a shareholder fails to select a particular method, use the Funds’ default method. This reporting is generally not required for Fund shares held in a retirement or other tax-advantaged account, unless a shareholder has opted for “informational only” reporting as described above. Shareholders should contact the Funds for more information about how to select a particular cost basis accounting method in respect of any basis-reporting shares, as well as for information about the Funds’ particular default method.

Shareholders also should consult their tax advisers concerning the application of these rules to their investment in a Fund, and for advice about selecting a cost basis accounting method suitable for them in light of their particular circumstances. Shares of a Fund acquired prior to January 1, 2012, or, in the case of SGM Major Markets Fund, prior to December 1, 2015, generally are not subject to these rules, and shareholders are responsible for keeping track of their own cost basis in these shares.

If a shareholder has purchased shares of a Fund through an intermediary, in general, the intermediary and not the Fund will be responsible for providing the cost basis and related reporting described above to the shareholder, including pursuant to the intermediary’s available cost basis accounting methods. Thus, shareholders purchasing shares through an intermediary should contact the intermediary for more information about how to select a particular cost basis accounting method in respect of any basis-reporting shares, as well as for information about the intermediary’s particular default method.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held, or are treated as having been held, for more than one year and as short-term capital gain if the shares have been held, or are treated as having been held, for not more than one year. However, if a Fund were to be deemed a “nonpublicly offered RIC” as described under “Expenses Subject to Special Pass-Through Rules” below, depending on a shareholder’s percentage ownership in that Fund, a shareholder’s partial redemption of Fund shares could cause the shareholder to be treated as receiving a so-called “section 301 distribution,” treated, to the extent of such distribution’s allocable share of the Fund’s current and accumulated earnings and profits, as a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income realized in exchange for Fund shares. In such a case, a shareholder would generally not be able to recognize any losses on the redeemed Fund shares for U.S. federal income tax purposes. If a redeeming shareholder were treated as receiving a dividend, there would be a risk that other shareholders of the Fund, whose percentage interests in the Fund increase as a result of such redemption, would be treated as having received a taxable distribution from the Fund. Separately, a corporate shareholder owning at least eighty percent of a Fund’s net assets may be unable to recognize losses for U.S. federal income tax purposes, if any, related to the liquidation of a Fund. Shareholders should consult their tax advisers regarding the proper tax treatment of their redemptions from a Fund.

Any loss realized upon a taxable disposition of Fund shares held, or treated as having been held, by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

In addition, for redemptions initiated by the shareholder, in lieu of redeeming its shares in cash, a Fund may pay the redemption proceeds in whole or in part with securities. In cases where appreciated securities are used to pay redeeming shareholders, the Fund is generally not required to distribute any capital appreciation in those securities to its remaining shareholders. In cases where depreciated securities are used to pay redeeming shareholders, the Fund may permanently lose the U.S. federal income tax benefit of recognizing losses from the cash sale of such securities. This may have the result of remaining shareholders receiving greater future distributions of net capital gains than would otherwise be the case. The effect on redeeming shareholders is generally the same for U.S. federal income tax purposes as that of making cash redemptions. Shareholders redeeming their shares from a taxable account in exchange for a portion of a Fund’s portfolio securities will recognize any capital gains realized on the Fund shares redeemed and may incur additional gains or losses during the period between the date of redemption and the date they sell the securities received. They also may incur brokerage, taxes and/or other charges on the receipt or sale of those securities.

Taxation of Fund Distributions

Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.

Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains or realized but undistributed income or gains that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

For U.S. federal income tax purposes, distributions of investment income made by a Fund are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined based upon the categorization of the gains it distributes, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the categorization of gain or loss on such investments. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to capital loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year, in each case determined with reference to capital loss carryforwards) generally are taxable to shareholders as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held, or treated as having been held, for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

For information regarding qualified dividend income received by a Fund from certain Underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds.”

If a Fund receives dividends from an Underlying Fund, including an ETF, that is treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC. In general, dividends paid from investment income and received by corporate shareholders (other than S corporations) of the Fund qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from U.S. corporations for the taxable year. A dividend received by a Fund from a U.S. corporation will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held, or is treated as having held, for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividends received by a Fund from certain Underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds.”

Each Fund investing directly or indirectly in a wholly-owned foreign subsidiary treated as a CFC does not expect that income from its investments, including through investments in other Funds, in wholly-owned foreign subsidiaries will be eligible to be treated as qualified dividend income. In addition, each such Fund does not expect that distributions from such subsidiary will be eligible for the corporate dividends-received deduction.

A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” for more discussion of OID.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and Capital Gain Dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

In any taxable year a Fund may make a distribution to its shareholders in excess of its current and accumulated “earnings and profits” (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis. Return of Capital Distributions reduce a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

A Fund may make distributions in excess of net investment income and net realized capital gain for the taxable year that are nonetheless supported by earnings and profits. In such cases, the distributions will be taxable as ordinary dividends, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information (generally on an IRS Form 1099). In certain cases, a Fund may be required to amend tax information reported to shareholders in respect of a particular year. In this event, shareholders may be required to file amended U.S. federal income or other tax returns in respect of such amended information and pay additional taxes (including potentially interest and penalties), and may incur other related costs. Shareholders should consult their tax advisers in this regard.

Expenses — Subject to Special Pass-Through Rules

Very generally, pursuant to U.S. Treasury Regulations, expenses of “nonpublicly offered RICs,” except those expenses specific to their status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special pass-through rules. If a Fund has fewer than 500 shareholders at any time during a taxable year and its shares are not “continuously offered” pursuant to a public offering within the meaning of the 1933 Act, it will be considered a “nonpublicly offered RIC.” Whether a Fund’s shares are “continuously offered” may in some cases be uncertain. In the event that a Fund were deemed to be a nonpublicly offered RIC, the affected expenses (which include Management Fees) would be treated as additional dividends to certain Fund shareholders (generally including other nonpublicly offered RICs, individuals, and entities that compute their taxable income in the same manner as individuals) and, other than in the case of a shareholder that is a nonpublicly offered RIC, would not be deductible by those shareholders under current law.

Tax Implications of Certain Investments

A Fund’s transactions in derivative instruments (e.g., swap agreements, options, futures or forward contracts), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules, the application of which in any given instance may not be clear, may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s investments. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.

A Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to swaps and other derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a fund-level tax. See “Loss of RIC Status.”

To the extent a Fund participates in short sales, by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, a Fund’s short sale transactions will likely increase the percentage of the Fund’s gains that are taxable to shareholders as ordinary income.

The tax treatment of certain non-U.S. currency contracts, certain futures contracts, including certain short positions, entered into by a Fund as well as listed non-equity options written or purchased by a Fund on certain U.S. and non-U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40 gain or loss”), although certain foreign currency gains and losses from such contracts are treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or as 60/40 gain or loss, as applicable. A Fund may elect to treat gains and losses from certain non-U.S. currency contracts as capital gains or losses.

Any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described below, can give rise to differences between the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income and net tax-exempt income (if any). These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt instruments, Section 1256 contracts, passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt interest income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt interest income (if any)); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums generally are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). The remainder of this paragraph describes the general tax consequences to a Fund of writing a put or call option that is not subject to one or more of the special rules described in the immediately following paragraphs. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules, however the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

As a result of the special tax rules described above generally applicable to a Fund’s options transactions, such transactions could cause a substantial portion of a Fund’s income to consist of net short-term capital gain, which, when distributed, is treated as taxable to shareholders subject to U.S. income tax as ordinary income.

Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell investments (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income. Pursuant to proposed regulations on which a Fund may rely, distributions by a Fund to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Under a notice issued by the IRS in October 2006 and U.S. Treasury Regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder also may recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Also very generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security, (ii) alternatively, a Fund may elect and in certain cases may be required to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer's financial statements. The Treasury and IRS have issued proposed regulations providing that Section 451 does not apply to market discount. If Section 451 were to apply to the accrual of market discount, a Fund would be required to include in income any market discount as it takes the same into account on its financial statements.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Also very generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.

Increases in the principal amount of an inflation-indexed bond will be treated as OID includible in income (as ordinary income), even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation-indexed bond generally will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income and/or gain from the instrument in subsequent years.

A Fund may also purchase contingent payment debt instruments. For U.S. federal income tax purposes, holders of contingent payment debt instruments generally have to include taxable income (as interest) on a constant yield basis without regard to whether cash is received with respect thereto. Gain on the disposition of contingent payment debt instruments generally will be treated for U.S. federal income tax purposes as ordinary interest income rather than as capital gain.

If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio investments including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity, that is, at a premium, the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without the consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is generally permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A Fund’s pursuit of an investment strategy that involves investments in certain commodity-linked instruments will potentially be limited by the Fund’s intention to qualify as a RIC, and could adversely affect the Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments generally would not constitute qualifying income to a RIC for purposes of the 90% gross income test described above if a RIC were to invest directly in such instruments. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gains from a particular instrument as qualifying income and the income or gains were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See “Loss of RIC Status.”

In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). As discussed above, some Funds may gain indirect exposure to commodity-linked instruments through investments in wholly-owned foreign subsidiaries. Each of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund achieves indirect exposure to commodities through foreign subsidiaries, which, in turn, invest in various commodity-related derivatives. Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund should generally be entitled to treat all of the income that they recognize from their respective investments in wholly-owned foreign subsidiaries as qualifying income. There is a risk that the IRS could determine that some or all of the income that one or more of these funds derive from investments in one or more of these foreign subsidiaries is not qualifying income, which might adversely affect the ability of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, or Special Opportunities Fund, as the case may be, to qualify as a RIC. See “Loss of RIC Status.”

In addition, a Fund may invest in Underlying RICs that invest in commodity-linked instruments or other instruments the treatment of which as securities is unclear. An Underlying RIC’s pursuit of an investment strategy that involves investments in certain such instruments will potentially be limited by the Underlying RIC’s intention to qualify as a RIC and could adversely affect the Underlying RIC’s ability to so qualify. The tax treatment of certain such instruments in which an Underlying RIC might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If an Underlying RIC were to treat income or gains from a particular instrument as qualifying income and the income or gains were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Underlying RIC’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Underlying RIC would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Underlying RIC level. If an Underlying RIC were to fail to qualify as a RIC for a particular year, the value of a Fund’s investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected. See “Loss of RIC Status.”

To the extent a Fund invests in commodities-related entities that are partnerships (other than qualified publicly traded partnerships (as defined above)), income or other trusts, or other pass-through structures for U.S. federal income tax purposes, including, for instance, certain royalty trusts and certain ETFs (e.g., ETFs investing in gold bullion), all or a portion of any income and gains from such entities could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. Similarly, certain other income trusts in which a Fund may invest could be partnerships or other pass-through structures for U.S. federal income tax purposes, such that, depending on the specific assets held by the income trust, all or a portion of any income or gains from such investment could constitute non-qualifying income to the Fund. In any such cases, a Fund’s pursuit of an investment strategy that involves investments in such entities will potentially be limited by the Fund’s intention to qualify as a RIC and could adversely affect the Fund’s ability to so qualify. See “Loss of RIC Status.”

Certain of the commodities-related ETFs in which a Fund may invest may qualify as qualified publicly traded partnerships sometimes referred to as “QPTPs.” In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described above for RIC qualification. If, however, such a vehicle were to fail to qualify as a QPTP in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a RIC for a particular year. In addition, the diversification requirement described above for RIC qualification will limit a Fund’s investments, including through corporations in which the Fund owns a 20% or more voting stock interest, in one or more vehicles that are QPTPs to 25% of the Fund’s total assets as of the close of each quarter of the Fund’s taxable year.

MLPs, if any, in which a Fund invests also may qualify as QPTPs, subject to the special RIC-related rules described in the immediately preceding paragraph, or, instead, may be treated as “regular” partnerships. To the extent an MLP is a regular (non-QPTP) partnership, the MLP’s income and gains allocated to a Fund will constitute qualifying income to the Fund for purposes of the 90% gross income requirement only to the extent such items of income and gain would be qualifying income if earned directly by the Fund. Thus, all or a portion of any income and gains from a Fund’s investment in an MLP that is a regular (non-QPTP) partnership could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. In such cases, a Fund’s pursuit of an investment strategy that includes investments in such entities will potentially be limited by its intention to qualify as a RIC, and could adversely affect the Fund’s ability to so qualify.

To the extent an MLP is a partnership (whether or not a QPTP), some amounts received by a Fund with respect to an investment in MLPs will likely be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Further, because of these accelerated deductions, the Fund will likely realize taxable income in excess of economic gain with respect to interests in such an MLP on the disposition of such interests (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. Subject to any future regulatory guidance to the contrary, a Fund’s distribution of income attributable to income from the Fund’s investment in an MLP will ostensibly not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such MLP directly. The Fund may have to borrow or liquidate investments to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell investments or borrow money at such time. In addition, any gain recognized, either upon the sale of the a Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a Fund invests in MLPs, Fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as “passive foreign investment companies,” “controlled foreign corporations” or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “passive foreign investment companies” and “controlled foreign corporations” are discussed in greater detail below.

A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e. make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In general, a Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, whether a foreign corporation is a PFIC is not always entirely clear. Therefore there is a risk, for example, that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.

A PFIC is any foreign corporation in which (i) 75% or more of its gross income for the taxable year is passive income, or (ii) the average percentage of its assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include certain types of passive income excepted by the Code and other guidance.

Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.

Each of Alternative Allocation Fund, Implementation Fund, SGM Major Markets Fund, and Special Opportunities Fund invests a portion of its assets in one or more foreign subsidiaries that are (or will be) classified as corporations for U.S. federal income tax purposes. It is expected that each subsidiary will neither be subject to taxation on its net income in the same manner as a corporation formed in the United States nor subject to branch profits tax on the income and gain derived from its activities in the United States. A foreign corporation will generally not be subject to such taxation unless it is deemed to be engaged in a U.S. trade or business.

Each subsidiary conducts (or intends to conduct) its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the “Safe Harbor”), pursuant to which each subsidiary, provided it is not a dealer in securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (i) engage in the United States in trading securities (including contracts or options to buy or sell securities) for its own account; and (ii) engage in the United States in trading, for its own account, commodities that are of a kind customarily dealt in on an organized commodity exchange, if the transaction is of a kind customarily consummated at such place. If certain of a subsidiary’s activities were determined to be not of the type described in the Safe Harbor, then the activities of such subsidiary may constitute a U.S. trade or business.

In addition, as described below, a foreign corporation is subject to U.S. federal income tax as if it earned income that is effectively connected with a U.S. trade or business (“ECI”) to the extent it realizes any gains from U.S. real property interests (“USRPIs”). It is not expected that a subsidiary will invest in any USRPI.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax (which may be reduced under an applicable tax treaty), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the United States and the jurisdiction in which any subsidiary is (or would be) resident that would reduce this rate of withholding tax. Income subject to such a flat tax is of a fixed or determinable annual or periodic nature and includes dividends and interest income. Certain types of income are specifically exempted from the tax and thus withholding is not required on payments of such income to a foreign corporation. The tax generally does not apply to capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The tax also does not apply to interest which qualifies as “portfolio interest.” Very generally, the term portfolio interest includes U.S.-source interest (including OID) on an obligation in registered form, and with respect to which the person, who would otherwise be required to deduct and withhold the tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code.

As discussed in more detail below, FATCA (as defined below) generally imposes a reporting and withholding tax regime (which is different from the withholding regime described above) with respect to certain U.S.-source income (“withholdable payments”) paid to “foreign financial institutions” and certain other non-U.S. entities when those entities fail to satisfy the applicable account documentation, information reporting, withholding, registration, certification and/or other requirements applicable to their status under FATCA. A subsidiary will be subject to the withholding tax in respect of any withholdable payment it receives if it fails to satisfy these requirements, as may be applicable to the subsidiary. Each subsidiary expects to satisfy these requirements, as may be applicable to it, so as to avoid this additional withholding. See “Other Reporting and Withholding Requirements.”

A U.S. person, including a Fund, who owns (directly, indirectly, or constructively) 10% or more of the total combined voting power or value of all classes of stock of a foreign corporation is a “United States shareholder” for purposes of the CFC provisions of the Code (“U.S. Shareholder”). A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, a Fund may be a U.S. Shareholder in one or more CFCs. As a U.S. Shareholder of a CFC, a Fund is generally required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures, forward, and similar transactions) in commodities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F inclusions are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in any foreign subsidiary treated as a CFC or other CFCs, if any, and recognizes subpart F income in excess of actual cash distributions from such CFCs, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. Subpart F income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities. A Fund’s investment in any foreign subsidiary treated as a CFC will potentially have the effect of accelerating the Fund’s recognition of income, causing its income to be treated as ordinary income (regardless of the character of such subsidiary’s income) and/or potentially disallowing the U.S. federal income tax recognition of losses upon the liquidation of a subsidiary. The Funds will not receive any credit in respect of any non-U.S. tax borne by any foreign subsidiary treated as a CFC. Any losses with respect to the Fund’s shares of its subsidiary will not be currently recognized. A Fund’s recognition of any subpart F income from an investment in any foreign subsidiary treated as a CFC will increase the Fund’s tax basis in such subsidiary. Distributions by any foreign subsidiary treated as a CFC to a Fund, including in redemption of such subsidiary’s shares, will be tax free, to the extent of any such subsidiary’s previously undistributed subpart F income, and will correspondingly reduce the Fund’s tax basis in any such subsidiary, and any distributions in excess of the Fund’s tax basis in any such subsidiary will be treated as realized gain.

A Fund generally should be entitled to treat income that it recognizes from its investment in a CFC as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income that a Fund derives from investments in one or more of these CFCs is not qualifying income, which might adversely affect the Fund’s ability to qualify as a RIC under the Code.

Although the interest on municipal obligations is generally exempt from U.S. federal income tax, distributions from a Fund derived from interest on municipal obligations are taxable to shareholders of a Fund when received unless at least 50% of the value of its total assets consists of obligations of states or political subdivisions thereof at the close of each quarter of its taxable year or a Fund is a “qualified fund of funds” (see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds”). In addition, gains realized by a Fund on the sale or exchange of municipal obligations are taxable to shareholders of the Fund.

To the extent a Fund incurs interest-related expenses (e.g., related to its use of reverse repurchase agreements), its ability to deduct such expenses may be limited, to the extent they exceed 30% of the Fund’s “adjusted taxable income” as defined in Section 163(j) of the Code and the applicable U.S. Treasury Regulations. Any amounts of such expenses that are limited in a taxable year may be carried forward. If a Fund’s interest-related expense deductions are limited in a taxable year, the Fund may be required to distribute greater amounts of net investment income than would otherwise be the case.

Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds

Tax Considerations Related to the Asset Allocation Funds’ and Other Funds’ Investments in Underlying RICs.

If an Asset Allocation Fund or any other Fund invests substantially or entirely in shares of one or more Underlying RICs (the Asset Allocation Funds and such other Funds are referred to in this section as “Funds of Funds”), their distributable income and gains will normally consist substantially or entirely, as the case may be, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund of Funds investing in that Underlying RIC will not be able to benefit from those losses until and only to the extent that (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund of Funds recognizes a portion or all of its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund of Funds does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund of Funds also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).

In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund of Funds’ sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund of Funds’ hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the investments held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund of Funds qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the investments held by the Underlying RICs.

Depending on a Fund of Funds’ percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the Fund’s redemption of shares of such Underlying RIC may cause it to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This could be the case where the Fund of Funds holds a significant interest in an Underlying RIC that is not a “publicly offered” RIC within the meaning of the Code and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the Underlying RIC for the year in which the redemption occurred. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders held shares of the Underlying RICs directly.

If a Fund of Funds were to own 20% of more of the voting interests of an Underlying RIC, subject to a safe harbor in respect of certain fund of fund arrangements, which is anticipated to be available to many Fund of Funds, the Fund of Funds would be required to “look through” the Underlying RIC to its holdings and combine the appropriate percentage of the Underlying RIC’s assets with the Fund of Funds’ assets for purposes of satisfying the 25% diversification test described above.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as qualified dividend income, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If, at the close of each quarter of a Fund’s, including a Fund of Funds’, taxable year, at least 50% of its total assets consists of interests in Underlying RICs, that Fund of Funds will be a “qualified fund of funds.” In that case, the Fund of Funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds in respect of non-U.S. investments held directly by the Fund of Funds or by an Underlying RIC in which its invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. Each eligible Asset Allocation Fund expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying non-U.S. taxes. However, even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so in its sole discretion. See “Non-U.S. Taxes” for more information. Similarly, if a Fund of Fund is considered a “qualified fund of funds”, the Fund of Fund is permitted to pass through to its shareholders tax-exempt dividends it receives from an Underlying RIC (to the extent the Underlying RIC is eligible to pass through such amounts).

Tax Considerations Related to a Fund’s Investments in Partnerships.

Special tax considerations apply if a Fund invests in entities treated as partnerships for U.S. federal income tax purposes. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interest in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax provisions under Sections 704, 706, 708, 734, 743, 754, and 755 of the Code and the regulations thereunder. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.

In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year or when the Fund’s interest in the partnership has terminated. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). If a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.

In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.

If a Fund receives allocations of income from a partnership in which it invests that are eligible for qualified dividend treatment or the dividends-received deduction, then the Fund, in turn, may report a portion of its distributions as qualified dividend income or as eligible for the dividend-received deduction, as applicable, provided certain conditions are met.

More generally, as a result of the foregoing and certain other special rules, a Fund’s investment in investment companies that are partnerships for U.S. federal income tax purposes can cause a Fund’s distributions to shareholders to vary in terms of their timing, character, and/or amount from what that Fund’s distributions would have been had the Fund invested directly in the investments held by those underlying partnerships.

If a partnership in which a Fund invests were not treated as a partnership for U.S. federal income tax purposes and were instead taxed as a corporation, a Fund’s return on its investment in such partnership could be adversely affected.

Loss of RIC Status

If a Fund were to fail to meet the income, diversification or distribution test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest charges, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and depending on when the Fund discovered its qualification failure for a particular taxable year, the Fund may be subject to penalties and interest on any late payments of its Fund-level taxes for such year. In addition, in the event of any such loss of RIC status, all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions. If an Underlying RIC were to fail to qualify as a RIC in a particular taxable year, a Fund’s return on its investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected.

Certain of a Fund’s investments could affect the amount, timing and character of the Fund’s income, gains and distributions, and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, which may require the Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. Further, the application of the requirements for treatment as a RIC under the Code can be unclear with respect to certain of these investments. As a result, certain of the Fund’s investments could cause the Fund to fail to qualify as a RIC.

Backup Withholding

Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

Distributions to Non-U.S. Investors

Distributions by a Fund to a shareholder that is not a “U.S. Person” within the meaning of the Code (a “Non-U.S. Shareholder”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, as defined below, and (3) interest-related dividends, as defined below, each subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses, and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual Non-U.S. Shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and, as described below, (B) distributions attributable to gain that is treated as effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests. The exception to withholding for interest-related dividends does not apply to distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Such Non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Additionally, if a Fund invests in an Underlying Fund or another investment company registered under the 1940 Act, including an Underlying RIC, that properly reports and pays such short-term capital gain or interest-related dividends to its shareholders, such distributions generally remain not subject to withholding if properly reported as such in respect of distributions paid by the Fund to its shareholders. Similarly, if a Fund has invested in an Underlying Fund that is treated as a partnership for U.S. federal income tax purposes, then to the extent that the Underlying Fund has allocated to the Fund income that would have given rise to interest-related or short-term capital gain dividends if it had been earned directly by the Fund, the Fund generally is permitted to report any dividends attributable to such income as interest-related or short-term capital gain dividends, as applicable.

In certain circumstances, a Non-U.S. Shareholder may be required to file appropriate U.S. federal tax forms in order to receive the benefit of these exemptions.

Distributions by a Fund to Non-U.S. Shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g., dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States; (ii) in the case of a Non-U.S. Shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or, as described below, (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. Shareholder’s sale of shares of a Fund.

Also, Non-U.S. Shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a Non-U.S. Shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, Non-U.S. Shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisers.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. Shareholder, in which case such Non-U.S. Shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s Non-U.S. Shareholders. If a Non-U.S. Shareholder holds (or has held in the prior year) more than a 5% interest in any class of such a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold on the amount of such distribution. In the case of all other Non-U.S. Shareholders (i.e. those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such Non-U.S. Shareholder.

In addition, if a Fund were a USRPHC or former USRPHC, it would potentially be required to withhold 15% of the amount realized in a redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of Fund shares and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% Non-U.S. Shareholder, even if all or a portion of such distribution would be treated as a return of capital to the Non-U.S. Shareholder. Such withholding on these redemptions and distributions generally would not be required if the Fund were a domestically controlled QIE or, in certain limited cases, if the Fund (whether or not domestically controlled) were to hold substantial investments in Underlying RICs that were domestically controlled USRPHCs.

If a qualified foreign pension fund described in Section 897(l) of the Code, or any entity all of the interests of which are held by such a qualified foreign pension fund, were to hold, directly or indirectly through one or more partnerships, shares of a Fund an interest in which were a USRPI, the special withholding and other rules regarding U.S. real property interests described above would not apply to distributions and redemptions with respect to such shares.

Non-U.S. Shareholders of a Fund also may be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.

Non-U.S. Shareholders should consult their tax advisers (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN or W-8BEN-E). Non-U.S. Shareholders in a Fund should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Special rules may also apply in the case of non-U.S. governments (including sovereign wealth funds), and foreign pension and other funds. These persons, along with all other prospective foreign shareholders and investors holding Fund shares through foreign entities, should consult their tax advisers with reference to their specific tax situations, as they may be subject to special rules.

A Non-U.S. Shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Non-U.S. Shareholders described in Section 892 of the Code should consult their tax advisers with respect to their investment in a Fund.

See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.

Non-U.S. Taxes

A Fund’s non-U.S. investments may be subject to non-U.S. withholding and other taxes on dividends, interest, capital gains, or the proceeds of dispositions that will decrease a Fund’s return on its investments. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments, including potentially on a retroactive basis, which can also decrease the Fund’s return on its investments. Such non-U.S. withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain non-U.S. jurisdictions. In some cases, a Fund may seek to collect a refund in respect of taxes paid to a non-U.S. jurisdiction and may be required to disclose shareholder information (e.g., name and location) to local government or tax authorities in order to obtain a refund. In particular, certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by member states of the European Union (such taxes, “E.U. Taxes” and such refunds, “E.U. Refunds”). Generally, E.U. Refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value. In certain circumstances, a Fund’s receipt of an E.U. Refund may cause the Fund and/or its shareholders to be liable for U.S. federal income tax (including interest charges). Each Fund that has previously elected to permit its shareholders to claim foreign tax credits or deductions on their U.S. income tax returns with respect to E.U. Taxes withheld from the Fund expects that its receipt of E.U. Refunds will likely significantly reduce the amount of foreign tax credits or deductions otherwise currently available to the Fund’s shareholders for U.S. federal income tax purposes. In addition, the Fund expects that its receipt of E.U. Refunds will require the Fund to distribute greater amounts of net investment income than would otherwise be the case. In some cases, the amount of a refund could be material to a Fund’s net asset value. See “Descriptions and Risks of Fund Investments — Risks of Non-U.S. Investments” for more information. The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher, in certain circumstances, for instance, if a Fund has a significant number of Non-U.S. Shareholders or if a Fund or Underlying Fund invests through a subsidiary.

If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of non-U.S. corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of non-U.S. taxes paid by or withheld from the Fund on its non-U.S. portfolio investments. Only non-U.S. taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from non-U.S. sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such non-U.S. taxes. Certain of the Funds are eligible for and expect to make this election. However, even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified non-U.S. taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisers for further information relating to the foreign tax credit and deduction. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

In some cases, a Fund also may be eligible to pass through to its shareholders the non-U.S. taxes paid by Underlying RICs in which it invests that themselves elected to pass through such taxes to their shareholders. Each eligible Asset Allocation Fund expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying non-U.S. taxes as described above. However, even if a Fund is eligible to make such an election for a given year, it may determine not to do so. See “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” for more information.

Withholding taxes that are accrued on dividends in respect of  (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a non-U.S. tax paid by the Fund, in which case they could not be passed through to shareholders even if the Fund meets the other requirements described above.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their plan sponsor or other intermediary through which a Fund investment is made (if applicable), as well as a tax adviser, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

The Code generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under Sections 1471-1474 of the Code (including the U.S. Treasury Regulations and IRS guidance issued thereunder, “FATCA”) or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required under FATCA to withhold 30% of the distributions, other than those properly reported as Capital Gain Dividends, the Fund pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and capital gain distributions a Fund pays will not be subject to FATCA withholding.

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS; (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI;” or (iii) be covered by and in compliance with an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status. The IRS has issued guidance on how FATCA interacts with other U.S. withholding tax rules and, accordingly, the above-described withholding tax may apply differently in the event that income is subject to multiple types of withholding.

A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

If an Underlying Fund were to fail to comply with FATCA or were to be a member of an “expanded affiliated group” in which a member of such group causes other members to not be in compliance with FATCA, such non-compliance could reduce a Fund’s return on its investments.

Each prospective investor is urged to consult its tax adviser regarding the applicability and consequences of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

The Funds and their shareholders may be subject to certain other tax reporting requirements as a result of the investment strategies and activities of the Funds. Certain U.S. federal, state, local, and non-U.S. tax reporting requirements may require a Fund to provide certain information about its shareholders to the IRS or other similar authorities responsible for tax matters in other jurisdictions (e.g., non-U.S. countries).

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State and Local Tax Matters

Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisers regarding the applicability of these exemptions to their situation.

MANAGEMENT OF THE TRUST

The following tables present information as of the date of this SAI regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises	33	Director, BeiGene Ltd. (biotech research)
Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	33	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).
Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	33	Trustee of HIMCO Variable Insurance Trust (27 Portfolios) (April 2014-April 2019).

INTERESTED TRUSTEE AND OFFICER
Jonathan Feigelson[2] YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017-2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA -CREF (2006-2016).	48	None

1	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Feigelson also serves as a Trustee of GMO Series Trust.

2	Mr. Feigelson is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business, and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano, and Braverman, the Governance Committee noted that these Trustees all had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:

Independent Trustees

Donald W. Glazer — Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.

Peter Tufano — Mr. Tufano’s experience serving as Trustee of the Trust and as a director of other companies, and his professional training and his experience in business and finance, including as a dean of a leading business school.

Paul Braverman — Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.

Interested Trustee

Jonathan Feigelson — Mr. Feigelson’s experience as a senior executive of multiple financial services firms, and his business experience in the financial services industry.

Information relating to the experience, qualifications, attributes, and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017-2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA -CREF (2006-2016).
Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007-June 2015; Treasurer, November 2006-June 2015; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006-present).
Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013-September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present).
John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011-present).
Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007-present).
Devin Kelly YOB: 1984	Assistant Treasurer	Since June 2020	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2012-present).
Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).
Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015-present); Associate, K&L Gates LLP (September 2007-July 2015).
Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).
Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015-present).
Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006-November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015-present).
Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016-present; Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007-March 2016).

*Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Feigelson, each officer listed in the table above also serves as an officer of GMO Series Trust.

Trustees’ Responsibilities. Under the provisions of the Declaration of Trust (as defined below under “Description of the Trust and Ownership of Shares”), the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: amend the Declaration of Trust to the extent permitted by such document and applicable law; adopt by-laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal by-laws to the extent that such by-laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.

Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of each Fund’s affairs. The Board regularly reviews each Fund’s investment performance as well as the quality of services provided to each Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the Funds’ auditors, independent counsel to the Independent Trustees, and other persons as appropriate, who are selected by and responsible to the Board. In addition, the Funds’ Chief Compliance Officer reports directly to the Board.

Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.

Taking into account the number, diversity, and complexity of the Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.

The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to assist the Board in overseeing the management of operational and systems risks applicable to the Funds.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. Because most of the Funds’ operations are carried out by service providers, the Board’s oversight of the risk management processes of the service providers, including processes to address cybersecurity and other operational failures, is inherently limited. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.

The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 29, 2020, the Audit Committee held three meetings; the Governance Committee held four meetings; the Pricing Committee held four meetings; and the Risk Oversight Committee held three meetings.

Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided by the Trust’s independent auditors to the Funds and, to the extent Audit Committee approval is required, to third parties; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.

Governance Committee. The Governance Committee oversees general Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, reviewing reports from counsel to the Independent Trustees regarding potential conflicts of interest, determining that such counsel qualifies as “independent legal counsel” (as that term is defined in the 1940 Act), and performing any other functions delegated to it by the Board of Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.

As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership,” the Governance Committee has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders, or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees.

The Governance Committee considers a variety of qualifications, skills, and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities, and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.

Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder; (ii) identify the Fund to which it relates; and (iii) identify the class and number of shares held by the shareholder.

Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the Funds and considers changes to pricing methodologies or procedures. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.

Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of operational and systems risks (including those related to cybersecurity) applicable to the Funds. All of the Trustees are members of the Risk Oversight Committee, and Messrs. Braverman and Tufano are Co-Chairmen of the Risk Oversight Committee.

Trustee Fund Ownership

The following table sets forth ranges of each current Trustee’s direct beneficial share ownership in the Funds and the aggregate dollar ranges of the Trustee’s direct beneficial share ownership in all series of GMO Trust and GMO Series Trust (the “Family of Investment Companies”) overseen by the Trustee as of December 31, 2019.

Name/Funds	Dollar Range of Shares Directly Owned in the Funds	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
Donald W. Glazer		Over $100,000
Benchmark-Free Allocation Fund	Over $100,000
Climate Change Fund	Over $100,000
Emerging Domestic Opportunities Fund	Over $100,000
Emerging Markets Fund	Over $100,000
Quality Fund	Over $100,000
Resources Fund	Over $100,000
SGM Major Markets Fund	Over $100,000

Peter Tufano		Over $100,000
Benchmark-Free Allocation Fund	$50,001-$100,000
Emerging Country Debt Fund	Over $100,000

Paul Braverman		Over $100,000
Climate Change Fund	Over $100,000

INTERESTED TRUSTEE
Jonathan Feigelson	None	None

The following table sets forth ranges of the current Trustees’ indirect beneficial share ownership in the Funds and the aggregate dollar range of their indirect beneficial share ownership in the Family of Investment Companies overseen by the Trustee as of December 31, 2019.

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES
Donald W. Glazer		Over $100,000
Emerging Country Debt Fund	$10,001-$50,000
High Yield Fund	$10,001-$50,000
Implementation Fund	Over $100,000
Opportunistic Income Fund	$10,001-$50,000
SGM Major Markets Fund	$50,001-$100,000
Special Opportunities Fund	$10,001-$50,000
U.S. Treasury Fund	Over $100,000

Peter Tufano		Over $100,000
Emerging Country Debt Fund	$1-$10,000
High Yield Fund	$1-$10,000
Implementation Fund	$50,001-$100,000
Opportunistic Income Fund	$1-$10,000
SGM Major Markets Fund	$1-$10,000
Special Opportunities Fund	$1-$10,000
U.S. Treasury Fund	$10,001-$50,000

Paul Braverman		$1-$10,000
U.S. Treasury Fund	$1-$10,000

INTERESTED TRUSTEE
Jonathan Feigelson	None	None

Independent Trustee Ownership of Securities Issued by GMO or Principal Underwriter

None.

Independent Trustee Ownership of Related Companies

As of December 31, 2019, none of the current Independent Trustees or their family members owned securities in GMO, Funds Distributor, LLC (“Funds Distributor”), the Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with GMO or Funds Distributor.

Remuneration. The Trust has adopted a compensation policy for its Independent Trustees. Each Independent Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. The Trust reimburses the Independent Trustees for travel expenses incurred in connection with attending Board and committee meetings. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Independent Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Other than as set forth in the following table, no Trustee of the Trust received any direct compensation from the Fund Complex or any Fund during the fiscal year ended February 29, 2020:

	Donald W. Glazer, Trustee		Peter Tufano, Trustee		Paul Braverman, Trustee
Alternative Allocation Fund	$1,081		$947		$935
Asset Allocation Bond Fund	$2,432		$2,134		$2,112
Benchmark-Free Allocation Fund	$78,173		$68,516		$67,876
Benchmark-Free Fund	$21,737		$19,047		$18,875
Climate Change Fund	$869		$759		$754
Cyclical Focus Fund	$1,201	[1]	$1,052	[1]	$1,043	[1]
Emerging Country Debt Fund	$31,196		$27,311		$27,079
Emerging Country Debt Shares Fund	$237	[1]	$207	[1]	$205	[1]
Emerging Domestic Opportunities Fund	$9,321		$8,187		$8,096
Emerging Markets Fund	$24,885		$21,764		$21,604
Global Asset Allocation Fund	$13,257		$11,604		$11,511
Global Developed Equity Allocation Fund	$2,318		$2,054		$2,015
Global Equity Allocation Fund	$12,207		$10,680		$10,596
High Yield Fund	$1,611		$1,411		$1,398
Implementation Fund	$58,164		$51,127		$50,499
International Developed Equity Allocation Fund	$3,759		$3,298		$3,264
International Equity Allocation Fund	$6,807		$5,952		$5,909
International Equity Fund	$26,330		$23,048		$22,859
Multi-Sector Fixed Income Fund	$4,722		$4,141		$4,100
Opportunistic Income Fund	$7,047		$6,181		$6,119
Quality Fund	$49,340		$43,140		$42,827
Resources Fund	$3,902		$3,408		$3,386
Risk Premium Fund	$2,382		$2,125		$2,071
SGM Major Markets Fund	$7,983		$7,008		$6,933
Special Opportunities Fund	$2,734		$2,397		$2,374
Strategic Opportunities Allocation Fund	$6,419		$5,626		$5,573
Strategic Short-Term Fund	$47,391	[1]	$4,153	[1]	$41,145	[1]
Tax-Managed International Equities Fund	$333		$292		$289
U.S. Equity Fund	$5,317		$4,678		$4,619
U.S. Small Cap Value Fund	$1,766		$1,508		$1,529
U.S. Treasury Fund	$3,603		$3,169		$3,129
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A		N/A		N/A
Estimated Annual Benefits Upon Retirement:	N/A		N/A		N/A
Total Compensation from the Fund Complex:[2]	$390,398		$342,129		$338,941

1 Reflects an estimate of the direct compensation to be paid to each Trustee for the Fund’s initial fiscal year ending February 28, 2021. Actual direct compensation paid to the Trustees will vary depending on the net assets of the Fund throughout its initial fiscal year.

2 Reflects actual direct compensation received during the fiscal year ended February 29, 2020 from series of the Fund Complex that had commenced operations on or before February 29, 2020.

No officer of the Trust received aggregate compensation exceeding $60,000 from any Fund offered in the Prospectus during the fiscal year ended February 29, 2020.

Mr. Feigelson does not receive any compensation from the Fund Complex, but as a member of GMO will benefit from management, shareholder servicing, administration, and any other fees paid to GMO and its affiliates by the Funds and various other series of the Fund Complex not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.

As of June 2, 2020 the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund offered in the Prospectus.

Code of Ethics. The Trust and GMO have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under each Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with each Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.

The independent Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.

Funds Distributor is not affiliated with the Funds, GMO, or GMO U.K. Limited (“GMO U.K.”). GMO U.K. is the Funds’ distributor for the limited purpose of offering shares of the Funds to qualified investors in Switzerland. Funds Distributor and GMO U.K. also have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Transactions in securities effected by Funds Distributor’s or GMO U.K.’s personnel who are designated as Access Persons under their respective Code of Ethics, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with their respective Code of Ethics.

INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and GMO, subject to such policies as the Trustees of the Trust may determine, GMO furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, GMO also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with GMO. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with brokers who furnish GMO, at no cost, research, statistical, and quotation services of value to GMO in advising the Trust or its other clients.

GMO has entered into personnel sharing arrangements with some of its wholly-owned subsidiaries, including GMO Australia Limited and GMO Australia Partnership (together, “GMO Australia”) and GMO UK Limited (“GMO UK” and together with GMO Australia, “GMO Advisory Affiliates”). Pursuant to these arrangements, some employees of GMO Advisory Affiliates may serve as dual officers and associated persons of GMO and in this capacity may provide investment management and other services to the Funds. These individuals are identified in GMO’s Form ADV, a copy of which is on file with the SEC. See “Distributions and Taxes” in the Prospectus for information regarding tax matters relating to the personnel sharing arrangement.

As disclosed in the Prospectus, GMO has contractually agreed to waive and/or reimburse certain Funds for specified Fund expenses through at least June 30, 2021.

Each Management Contract provides that GMO shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of GMO) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Generally, each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of GMO or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to GMO. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by GMO to the Trust.

For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. Pursuant to their Management Contracts, the Funds that commenced operations prior to the end of the most recent fiscal year have paid the following amounts as Management Fees to GMO during the last three fiscal years:

	Gross		Reduction		Net
ALTERNATIVE ALLOCATION FUND
Year ended 2/29/20[1]		$1,165,845		$413,709		$752,136
Year ended 2/28/19	$	N/A	$	N/A	$	N/A
Year ended 2/28/18	$	N/A	$	N/A	$	N/A
ASSET ALLOCATION BOND FUND
Year ended 2/29/20		$792,972		$186,591		$606,381
Year ended 2/28/19		$1,593,511		$230,402		$1,363,109
Year ended 2/28/18		$3,319,537		$272,201		$3,047,336
Benchmark-Free Allocation Fund
Year ended 2/29/20		$66,897,185		$14,211,662		$52,685,523
Year ended 2/28/19		$80,636,110		$17,375,618		$63,260,492
Year ended 2/28/18		$88,822,886		$20,132,418		$68,690,468
Benchmark-free Fund
Year ended 2/29/20		$0		$0		$0
Year ended 2/28/19		$0		$0		$0
Year ended 2/28/18		$0		$0		$0
CLIMATE CHANGE FUND
Year ended 2/29/20		$708,078		$186,280		$521,798
Year ended 2/28/19		$501,329		$214,029		$287,300
Year ended 2/28/18[2]		$92,433		92,433		$0
EMERGING COUNTRY DEBT FUND
Year ended 2/29/20		$14,831,495		$39,785		$14,791,710
Year ended 2/28/19		$13,808,546		$48,429		$13,760,117
Year ended 2/28/18		$14,370,885		$59,800		$14,311,085
EMERGING DOMESTIC OPPORTUNITIES FUND
Year ended 2/29/20		$9,100,298		$209,517		$8,890,781
Year ended 2/28/19		$13,316,830		$201,363		$13,115,467
Year ended 2/28/18		$17,119,290		$494,378		$16,624,912
EMERGING MARKETS FUND
Year ended 2/29/20		$24,890,716		$3,782,759		$21,107,957
Year ended 2/28/19		$29,556,620		$4,308,843		$25,247,777
Year ended 2/28/18		$38,424,346		$5,501,009		$32,923,337
GLOBAL ASSET ALLOCATION FUND
Year ended 2/29/20		$0		$0		$0
Year ended 2/28/19		$0		$0		$0
Year ended 2/28/18		$0		$0		$0
GLOBAL DEVELOPED EQUITY ALLOCATION FUND
Year ended 2/29/20		$0		$0		$0
Year ended 2/28/19		$0		$0		$0
Year ended 2/28/18		$0		$0		$0
GLOBAL EQUITY ALLOCATION FUND
Year ended 2/29/20		$0		$0		$0
Year ended 2/28/19		$0		$0		$0
Year ended 2/28/18		$0		$0		$0
HIGH YIELD FUND
Year ended 2/29/20		$747,275		$(72,255)[4]		$819,530
Year ended 2/28/19[3]		$508,604		$167,646		$340,958
Year ended 2/28/18	$	N/A	$	N/A	$	N/A
IMPLEMENTATION FUND
Year ended 2/29/20		$0		$0		$0
Year ended 2/28/19		$0		$0		$0
Year ended 2/28/18		$0		$0		$0

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
Year ended 2/29/20	$0	$0		$0
Year ended 2/28/19	$0	$0		$0
Year ended 2/28/18	$0	$0		$0
INTERNATIONAL EQUITY ALLOCATION FUND
Year ended 2/28/19	$0	$0		$0
Year ended 2/28/18	$0	$0		$0
Year ended 2/29/16	$0	$0		$0
INTERNATIONAL EQUITY FUND
Year ended 2/29/20	$17,461,068	$985,489		$16,475,579
Year ended 2/28/19	$20,596,674	$1,000,186		$19,596,488
Year ended 2/28/18	$27,686,400	$2,110,216		$25,576,184
MULTI-SECTOR FIXED INCOME FUND
Year ended 2/29/20	$1,566,389	$915,195		$651,194
Year ended 2/28/19	$1,954,168	$1,080,104		$874,064
Year ended 2/28/18	$2,108,751	$1,066,180		$1,042,571
OPPORTUNISTIC INCOME FUND
Year ended 2/29/20	$3,765,990	$372,581		$3,393,409
Year ended 2/28/19	$4,360,645	$392,944		$3,967,701
Year ended 2/28/18	$5,024,757	$403,791		$4,620,966
QUALITY FUND
Year ended 2/29/20	$21,913,008	$1,169,892		$20,743,116
Year ended 2/28/19	$23,209,549	$1,212,958		$21,996,591
Year ended 2/28/18	$27,662,431	$1,348,128		$26,314,303
RESOURCES FUND
Year ended 2/29/20	$2,633,691	$13,867		$2,619,824
Year ended 2/28/19	$2,149,656	$(68,411)	[4]	$2,218,067
Year ended 2/28/18	$1,237,343	$130,068		$1,107,275
RISK PREMIUM FUND
Year ended 2/29/20	$716,382	$140,801		$575,581
Year ended 2/28/19	$1,293,272	$158,841		$1,134,431
Year ended 2/28/18	$679,159	$118,582		$560,577
SGM MAJOR MARKETS FUND
Year ended 2/29/20	$8,943,700	$466,684		$8,477,016
Year ended 2/28/19	$13,752,744	$566,116		$13, 186,628
Year ended 2/28/18	$13,184,838	$357,706		$12,827,132
SPECIAL OPPORTUNITIES FUND
Year ended 2/29/20	$3,963,185	$0		$3,963,185
Year ended 2/28/19	$6,609,429	$0		$6,609,429
Year ended 2/28/18	$11,161,308	$0		$11,161,308
STRATEGIC OPPORTUNITIES ALLOCATION FUND
Year ended 2/29/20	$0	$0		$0
Year ended 2/28/19	$0	$0		$0
Year ended 2/28/18	$0	$0		$0
TAX-MANAGED INTERNATIONAL EQUITIES FUND
Year ended 2/29/20	$219,748	$219,748		$0
Year ended 2/28/19	$253,940	$253,940		$0
Year ended 2/28/18	$529,525	$363,311		$166,214

U.S. EQUITY FUND
Year ended 2/29/20		$2,116,883		$208,421		$1,908,462
Year ended 2/28/19		$3,287,370		$287,138		$3,000,232
Year ended 2/28/18		$4,875,611		$295,942		$4,579,669
U.S. SMALL CAP VALUE FUND
Year ended 2/29/20[5]		$829,478		$2,786		$826,692
Year ended 2/28/19	$	N/A	$	N/A	$	N/A
Year ended 2/28/18	$	N/A	$	N/A	$	N/A
U.S. TREASURY FUND
Year ended 2/29/20		$388,937		$257,021		$131,916
Year ended 2/28/19		$1,121,189		$1,121,189		$0
Year ended 2/28/18		$1,837,843		$1,837,843		$0

1 Reflects Management Fees paid from the Fund’s commencement of operations on May 1, 2019 through February 29, 2020.

2 Reflects Management Fees paid from the Fund’s commencement of operations on April 5, 2017 through February 28, 2018.

3 Reflects Management Fees paid from the Fund’s commencement of operations on June 25, 2018 through February 28, 2019.

4 Reflects recoupment by GMO of previously reimbursed expenses.

5 Reflects Management Fees paid from the Fund’s commencement of operations on July 2, 2019 through February 29, 2020.

In the event that GMO ceases to be the manager of a Fund, the right of the Trust to use the identifying initials “GMO” and the name “Grantham, Mayo, Van Otterloo & Co. LLC” may be withdrawn.

Portfolio Management

Management of each Fund is the responsibility of one or more investment teams comprising investment professionals associated with GMO. Each team’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for management of any Fund.

The following table sets forth information about accounts overseen or managed by the senior members of the teams as of February 29, 2020 (except as otherwise noted below).

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Tariq Ali	1	$286,174,331	1	$0	0	$0
Joe Auth	2	$1,010,113,942	0	$0	0	$0
Amit Bhartia	2	$4,032,293,152	3	$348,127,501	3	$918,299,074
B.J. Brannan	1	$235,001,706	1	$0	0	$0
Warren Chiang	1	$3,071,456,791	2	$203,926,179	1	$569,553,037
Ty Cobb	1	$6,284,307,297	1	$42,352,476	6	$2,931,271,782
Arjun Divecha	2	$4,032,293,152	3	$348,127,501	3	$918,299,074
Jason Halliwell	1	$851,843,472	6	$6,795,596,753	4	$455,797,383
Thomas Hancock	3	$6,921,348,422	5	$249,329,612	8	$3,058,079,727
Simon Harris	5	$3,984,803,093	1	$47,640,265	6	$894,617,337
Anthony Hene	1	$6,284,307,297	1	$42,352,476	6	$2,931,271,782
Jason Hotra	1	$530,265,393	2	$205,626,327	1	$71,815,725
Ben Inker	11	$12,925,505,163	8	$2,930,616,832	77	$15,834,253,656
Greg Jones	1	$530,265,393	2	$205,626,327	1	$71,815,725
Matt Kadnar	1	$235,001,706	1	$0	0	$0
Tracey Keenan	1	$222,625,856	0	$0	0	$0
Van Le	1	$36,444,046	0	$0	0	$0
John Thorndike	11	$12,925,505,163	8	$2,930,616,832	77	$15,834,253,656
Riti Samanta[2]	0	$0	0	$0	0	$0
Tina Vandersteel	1	$4,353,193,676	3	$2,785,524,602	0	$0
Josh White	4	$3,948,359,047	0	$0	6	$894,617,337
Lucas White	2	$637,041,126	2	$139,877,765	2	$126,807,944

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Tariq Ali	0	$0	0	$0	0	$0
Joe Auth	0	$0	0	$0	0	$0
Amit Bhartia	0	$0	0	$0	1	$128,000,710
B.J. Brannan	0	$0	0	$0	0	$0
Warren Chiang	0	$0	0	$0	0	$0
Ty Cobb	0	$0	0	$0	1	$423,364,225
Arjun Divecha	0	$0	0	$0	1	$128,000,710
Jason Halliwell	0	$0	6	$6,795,596,753	2	$254,139,449
Thomas Hancock	0	$0	2	$64,899,528	1	$423,364,225
Simon Harris	0	$0	0	$0	0	$0
Anthony Hene	0	$0	0	$0	1	$423,364,225
Jason Hotra	0	$0	0	$0	1	$71,815,725
Ben Inker	0	$0	4	$2,814,832,881	34	$3,333,624,392
Greg Jones	0	$0	0	$0	1	$71,815,725
Matt Kadnar	0	$0	0	$0	0	$0
Tracey Keenan	0	$0	0	$0	0	$0
Van Le	0	$0	0	$0	0	$0
Riti Samanta[2]	0	$0	0	$0	0	$0
John Thorndike	0	$0	4	$2,814,832,881	34	$3,333,624,392
Tina Vandersteel	0	$0	2	$1,380,528,866	0	$0
Josh White	0	$0	0	$0	0	$0
Lucas White	0	$0	1	$11,067,289	0	$0

1 For some senior members, “Total assets” includes assets invested by other Funds.

2 Information about the accounts overseen or managed by Ms. Samanta is provided as of May 31, 2020.

Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. See “Portfolio Transactions” for more information regarding conflicts of interests.

Senior members of each team are generally members (partners) of GMO. The compensation of each senior member consisted of a fixed annual base salary and an additional, discretionary, bonus and, in the case of partners, a partnership interest in the firm’s profits. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The discretionary bonus is paid on the basis of a number of factors, including features designed to align the compensation of the senior members with the performance of the accounts they manage, such as a Fund, over various periods. In some cases the performance of a Fund relative to an index (which may or may not be the Fund’s benchmark) is considered. Such features are intended to promote a closer alignment of interests between those accounts and the senior members managing those accounts. Individual senior members may, however, have some or all of the same economic incentives that GMO itself may have when GMO is eligible to earn a performance fee (see “Portfolio Transactions”). Specifically, even if GMO is not earning or eligible to earn a performance fee (none of the Funds pay GMO a performance-based fee), individual senior members may have compensation-related incentives to make riskier investments, pursue riskier Fund strategies, seek less downside risk when a Fund has outperformed its benchmark and allocate superior investment ideas to GMO client accounts capable of generating higher performance-related compensation. The level of partnership interest is determined by taking into account the individual’s contribution to GMO. Because each senior member’s compensation is based, in part, on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation.

Senior Member Fund Ownership. The following table sets forth the dollar range of each senior member’s direct beneficial share ownership, as of February 29, 2020 (except as otherwise noted below), in the Funds offered in the Prospectus that are overseen or managed by the senior member as of the date of this SAI.

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Tariq Ali	Special Opportunities Fund	None

Joe Auth	High Yield Fund	None
	Opportunistic Income Fund	$100,001 - $500,000

Amit Bhartia	Emerging Domestic Opportunities Fund	Over $1,000,000
	Emerging Markets Fund	$10,001 - $50,000

B.J. Brannan	Alternative Allocation Fund	None

Warren Chiang	Emerging Markets Fund	$100,001 - $500,000

Ty Cobb	Quality Fund	$100,001 - $500,000
	Cyclical Focus Fund	None[1]

Arjun Divecha	Emerging Domestic Opportunities Fund	Over $1,000,000
	Emerging Markets Fund	Over $1,000,000

Jason Halliwell	SGM Major Markets Fund	None

Thomas Hancock	Climate Change Fund	Over $1,000,000
	Quality Fund	Over $1,000,000
	Resources Fund	Over $1,000,000
	Cyclical Focus Fund	None[1]

Simon Harris	International Equity Fund	None
	Risk Premium Fund	None
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	None
	U.S. Small Cap Value Fund	None

Anthony Hene	Quality Fund	$100,001 - $500,000
	Cyclical Focus Fund	$100,001 - $500,000[1]

Jason Hotra	Multi-Sector Fixed Income Fund	None

Ben Inker	Alternative Allocation Fund	None
	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	Over $1,000,000
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	None
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Greg Jones	Multi-Sector Fixed Income Fund	$10,001 - $50,000

Matt Kadnar	Alternative Allocation Fund	$100,001 - $500,000

Van Le	Risk Premium Fund	None

Riti Samanta	Multi-Sector Fixed Income Fund	None[1]

John Thorndike	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	None
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	None
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Tracey Keenan	Strategic Short-Term Fund	None
	U.S. Treasury Fund	None

Tina Vandersteel	Emerging Country Debt Fund	$100,001 - $500,000
	Emerging Country Debt Shares Fund	None

Josh White	International Equity Fund	None
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	None
	U.S. Small Cap Value Fund	None

Lucas White	Climate Change Fund	$100,001 - $500,000
	Resources Fund	$100,001 - $500,000

1 Information is provided as of May 31, 2020.

The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership, as of February 29, 2020 (except as otherwise noted below), in the Funds offered in the Prospectus that are overseen or managed by the senior member as of the date of this SAI, by virtue of the senior member’s direct ownership of shares of certain other Funds of the Trust that invest in the Funds.

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Tariq Ali	Special Opportunities Fund	None

Joe Auth	High Yield Fund	None
	Opportunistic Income Fund	None

Amit Bhartia	Emerging Domestic Opportunities Fund	None
	Emerging Markets Fund	None

B.J. Brannan	Alternative Allocation Fund	None

Warren Chiang	Emerging Markets Fund	None

Ty Cobb	Quality Fund	None
	Cyclical Focus Fund	None[1]

Arjun Divecha	Emerging Domestic Opportunities Fund	None
	Emerging Markets Fund	None

Jason Halliwell	SGM Major Markets Fund	$1 - $10,000

Thomas Hancock	Climate Change Fund	None
	Quality Fund	None
	Resources Fund	None
	Cyclical Focus Fund	None[1]

Simon Harris	International Equity Fund	$10,001 - $50,000
	Risk Premium Fund	None
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	$1 - $10,000
	U.S. Small Cap Value Fund	$1 - $10,000

Anthony Hene	Quality Fund	$10,001 - $50,000
	Cyclical Focus Fund	None[1]

Jason Hotra	Multi-Sector Fixed Income Fund	None

Ben Inker	Alternative Allocation Fund	None
	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	None
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	Over $1,000,000
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Greg Jones	Multi-Sector Fixed Income Fund	$1 - $10,000

Matt Kadnar	Alternative Allocation Fund	None

Van Le	Risk Premium Fund	None

Riti Samanta	Multi-Sector Fixed Income Fund	None[1]

John Thorndike	Asset Allocation Bond Fund	None
	Benchmark-Free Allocation Fund	None
	Benchmark-Free Fund	None
	Global Asset Allocation Fund	None
	Global Developed Equity Allocation Fund	None
	Global Equity Allocation Fund	None
	Implementation Fund	None
	International Developed Equity Allocation Fund	None
	International Equity Allocation Fund	None
	Strategic Opportunities Allocation Fund	None

Tracey Keenan	Strategic Short-Term Fund	None
	U.S. Treasury Fund	$1 - $10,000

Tina Vandersteel	Emerging Country Debt Fund	None
	Emerging Country Debt Shares Fund	None[1]

Josh White	International Equity Fund	$10,001 - $50,000
	Tax-Managed International Equities Fund	None
	U.S. Equity Fund	$1 - $10,000
	U.S. Small Cap Value Fund	$1 - $10,000

Lucas White	Climate Change Fund	None
	Resources Fund	None

1 Information is provided as of May 31, 2020.

Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the Funds. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust. State Street Bank, as the Trust’s accounting agent, calculates the total net asset value and net asset value per share of each Fund on a daily basis.

Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of an amended and restated servicing and supplemental support agreement (the “Servicing Agreement”) with the Funds of the Trust (except for Implementation Fund and U.S. Treasury Fund), GMO provides (i) direct client service, maintenance, and reporting to Fund shareholders (except for shareholders of Class MF shares of Benchmark-Free Allocation Fund) and/or their consultants/agents; and (ii) supplemental support to shareholders of Class MF shares of Benchmark-Free Allocation Fund and their investment advisers. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of GMO or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of GMO or the Trust; and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days’ written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund that commenced operations prior to the end of the most recent fiscal year paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:

	March 1, 2017 Through February 28, 2018			March 1, 2018 Through February 28, 2019		March 1, 2019 Through February 29, 2020
Alternative Allocation Fund		N/A		N/A		$86,515	[1]
Asset Allocation Bond Fund		$960,916		$480,824		$236,668
Benchmark-Free Allocation Fund		$14,505,852		$13,229,889		$10,981,156
Benchmark-Free Fund		$0		$0		$0
Climate Change Fund		$23,108	[2]	$125,332		$177,019
Emerging Country Debt Fund		$4,636,085		$4,560,169		$4,896,736
Emerging Domestic Opportunities Fund		$2,979,207		$2,337,098		$1,686,058
Emerging Markets Fund		$2,770 935		$2,008,023		$1,909,572
Global Asset Allocation Fund		$0		$0		$0
Global Developed Equity Allocation Fund		$0		$0		$0
Global Equity Allocation Fund		$0		$0		$0
High Yield Fund	$	N/A		$79,923	[3]	$117,429
Implementation Fund		$0		$0		$0
International Developed Equity Allocation Fund		$0		$0		$0
International Equity Allocation Fund		$0		$0		$0
International Equity Fund		$5,338,640		$4,007,166		$3,470,395
Multi-Sector Fixed Income Fund		$714,467		$672,117		$560,466
Opportunistic Income Fund		$690,904		$599,589		$521,862
Quality Fund		$8,561,043		$7,414,801		$7,323,190
Resources Fund		$259,400		$485,065		$623,127
Risk Premium Fund		$87,107		$217,285		$161,927
SGM Major Markets Fund		$876,497		$923,779		$613,659
Special Opportunities Fund		$558,065		$330,471		$198,159
Strategic Opportunities Allocation Fund		$0		$0		$0
Tax-Managed International Equities Fund		$158,858		$76,182		$65,924
U.S. Equity Fund		$987,513		$686,613		$482,256
U.S. Small Cap Value Fund		N/A		N/A		$147,165	[4]
U.S. Treasury Fund		$0		$0		$0

1 Reflects fees paid from the Fund’s commencement of operations on May 1, 2019 through February 29, 2020.

2 Reflects fees paid from the Fund’s commencement of operations on April 5, 2017 through February 28, 2018.

3 Reflects fees paid from the Fund’s commencement of operations on June 25, 2018 through February 28, 2019.

4 Reflects fees paid from the Fund’s commencement of operations on July 2, 2019 through February 29, 2020.

Securities Lending Activities.

The following table provides the dollar amounts of income and fees and/or compensation related to the Funds’ securities lending activities during the most recent fiscal year:

Fund	Benchmark-Free Fund	Climate Change Fund	Implementation Fund	Resources Fund
Gross income from securities lending	$40,807	$173,935	$166,066	$541,533
Fees paid to securities lending agent from a revenue split	$2,127	$13,350	$10,454	$37,706
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$—	$—	$—	$—
Administrative fees not included in revenue split	$—	$—	$—	$—
Rebates to borrowers	$16,626	$40,245	$60,456	$163,989
Indemnification fee not included in revenue split	$—	$—	$—	$—
Other fees not included in revenue split	$—	$—	$—	$—
Aggregate fees/compensation for securities lending activities	$18,753	$53,595	$70,910	$201,695
Net income from securities lending activities	$22,054	$120,340	$95,156	$339,838

State Street Bank acts as the securities lending agent for the Funds. As securities lending agent, during the most recent fiscal year, State Street Bank, among other services, (i) located borrowers for available Fund securities; (ii) negotiated loan terms with borrowers; (iii) received and held collateral provided by borrowers; (iv) monitored daily the value of the loaned securities and collateral and required additional collateral from borrowers as necessary; (v) invested cash collateral in accordance with the terms of its agreement with the Funds; (vi) provided certain limited recordkeeping and account servicing; and (vii) arranged for the return of loaned securities to a Fund at loan termination.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is PricewaterhouseCoopers LLP (“PwC”), 101 Seaport Boulevard, Suite 500, Boston, MA 02210. PwC conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain non-U.S. tax matters.

Distributors. Funds Distributor, 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Trust’s distributor on behalf of the Funds. GMO U.K., No. l London Bridge, London SE1 9BG, England, serves as the Trust’s distributor for the limited purpose of offering shares of the Funds to qualified investors in Switzerland. GMO pays all distribution-related expenses of the Funds. Funds Distributor and GMO U.K. offer shares of each Fund for sale on a continuous basis and will use reasonable efforts in connection with distribution of shares of the Funds.

Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Morgan, Lewis & Bockius LLP, 225 Franklin Street, Boston, Massachusetts 02110, serves as independent counsel to the independent Trustees of the Trust.

Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Sub-Transfer Agent/Recordkeeping Payments

Pursuant to a service plan (the “Service Plan”), sub-transfer agent/recordkeeping payments are made by Class I shares of the Funds for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to holders of Class I shares of the Funds through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Class I shares pay for sub-transfer agent, recordkeeping and other administrative services at a maximum annual rate of 0.15% of Class I’s average daily net assets. Such fees shall be accrued daily and paid monthly (or at such other intervals as the Trustees shall determine) to the Funds’ Distributor or other financial intermediaries. Through June 30, 2021, GMO has contractually agreed to waive its fees and/or reimburse Class I assets to the extent that payments to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services exceed 0.10% (0.05% and 0.03% in the case of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund, respectively) of the average daily net assets attributable to Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class I shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Other than Class I shares as noted above, the Funds do not make payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent, recordkeeping and other administrative services to investors who hold shares of the Funds. Any such payments are made by GMO out of its own resources and are not an additional charge to the Fund or shareholders.

The principal features of the Service Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

During the fiscal year ended February 29, 2020, the Funds made the following payments pursuant to the terms of the Service Plan:

March 1, 2019 through February 29, 2020[1]
Alternative Allocation Fund	$7,713[2]
Benchmark-Free Allocation Fund	$24,483[3]
Climate Change Fund	$9[4]
Emerging Markets Fund	$722[5]
Opportunistic Income Fund	$4,251[6]
Quality Fund	$14,551[7]

1 Amounts shown are after any waiver or reimbursement of sub-transfer agent /recording fees, if applicable.

2 Reflects payments made from the commencement of operations of Class I shares of the Fund on September 4, 2019 through February 29, 2020.

3 Reflects payments made from the commencement of operations of Class I shares of the Fund on August 8, 2019 through February 29, 2020.

4 Reflects payments made from the commencement of operations of Class I shares of the Fund on February 25, 2019 through February 29, 2020.

5 Reflects payments made from the commencement of operations of Class I shares of the Fund on January 14, 2019 through February 29, 2020.

6 Reflects payments made from the commencement of operations of Class I shares of the Fund on November 5, 2019 through February 29, 2020.

7 Reflects payments made from the commencement of operations of Class I shares of the Fund on September 26, 2019 through February 29, 2020.

Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Independent Trustees, each of whom has no direct or indirect interest in the relevant Plan or related arrangements, cast in person at a meeting called for that purpose. All material amendments to the Service Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that a Fund may bear pursuant to the relevant Plan.

The Service Plan may be terminated at any time with by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of Class I shares of a particular Fund.

Any agreement relating to the implementation of the Service Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment, and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant share class of such Fund, upon 60 days’ written notice.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell investments for each Fund and for each of its other investment advisory clients are made by the relevant GMO investment team with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, investment objectives, cash flows into or out of the account, current holdings, the account’s benchmark(s), if any, applicable regulatory limitations, liquidity, cash restrictions, availability of cash for investment, the size of the investment opportunity, applicable transaction documentation requirements, market registration requirements, and/or time constraints limiting GMO’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. GMO generally is not under any obligation to share any investment, idea or strategy with all of its clients. Therefore, a particular investment may be bought or sold only for some clients of GMO even though it could have been bought or sold for other clients at the same time. Likewise, a particular investment may be bought for one or more clients when one or more other clients are selling the security or taking a short position in the security, including clients invested in the same investment strategy. Additionally, one of GMO’s investment teams may share investment ideas with one or more other investment teams and/or may manage a portion of another investment team’s client accounts. See below for more information regarding trade execution and allocation.

To the extent permitted by applicable law, GMO’s compliance policies and procedures and a client’s investment guidelines, GMO may engage in “cross trades” where, as investment manager to a client account, GMO causes that client account to purchase a security directly from (or sell a security directly to) another client account. Cross trades present a conflict of interest because GMO represents the interests of both the selling account and the buying account in the same transaction and may have a financial incentive to favor one client account over the other due to different fee arrangements or otherwise. This conflict of interest may be greater in cases where GMO or its members and/or employees own a substantial portion of an account (such as a Fund) that engages in a cross trade. In addition, to the extent permitted by law (including client consents), GMO may engage in principal transactions with client accounts.

In certain cases, GMO may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which GMO or one of its affiliates serves as investment manager, general partner, and/or managing member (“GMO Private Funds”). In most cases, GMO receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar Fund (or, in some cases, may have no investment in the similar Fund). GMO itself also makes investments in GMO Private Funds. To help manage these potential conflicts, GMO maintains various internal guidelines, procedures and processes. Included among these are trade allocation policies that establish a framework for allocating IPOs and other limited opportunities that take into account the needs and objectives of each Fund and the other GMO clients. Additional information regarding GMO’s procedures to deal with conflicts of interest that arise as a result of the side-by-side management of accounts making performance-based profit allocations and accounts, such as the Funds, only paying asset-based fees are described in GMO’s Form ADV, a copy of which is available upon request.

GMO has a trading desk whose personnel are located in Boston, Berkeley, and Singapore. The trading desk provides trade execution services for all of the GMO investment teams, including any applicable associated persons. While there is a centralized trading function, certain instruments (especially fixed income securities) are traded by the relevant investment teams. Trades are generated by different investment theses. Each investment thesis is assigned a corresponding execution benchmark (e.g., price at the time of order arrival, market closing price, volume weighted average price over some specified period) (each investment thesis and corresponding execution benchmark, is a “trading strategy” and collectively, “trading strategies”). Certain trading strategies place relatively greater emphasis on speed of execution and less emphasis on price, while others place greater emphasis on price (or impact on market price) and less emphasis on speed of execution. Trading strategies may be designed to be executed in a matter of an hour or less, several hours, over the course of a trading day, or over a multi-day period. Therefore, trades generated by one trading strategy may be completed before those of another trading strategy, even where the strategies are initiated at the same time or the slower trading strategy is initiated first. As a result, the speed of order fulfillment, and corresponding execution price achieved for a subsequent order may be different from pre-existing orders with execution pricing achieved on a particular order being either above or below the execution pricing achieved on pre-existing orders, which may take longer to fill. Additionally, for trading strategies implementing short-term investment strategies, those theses that utilize fundamental inputs on an opportunistic basis, and trades to manage short-term portfolio exposure may trade in advance of or may be completed more quickly than other trading strategies. Finally, varying investment theses that may invest in the same securities may involve trading strategies that trade at different times throughout the day or month. Because of the foregoing, certain strategies, including accounts with performance-based profit allocations, may trade in advance of other strategies or may have their trades completed more quickly, and, as a result, may achieve different execution on the same or similar investments.

Where practicable, prior to the open of the relevant market, GMO aggregates trades for accounts that are being traded to implement a similar trading strategy and for which trade instructions are provided with sufficient time to satisfy internal processes. GMO’s trading desk generally allocates portfolio trades pro-rata among clients for which GMO is applying the same trading strategy on any given day, with the relevant clients receiving the same (or substantially the same) price for trades executed through the same broker/dealer on the same day. GMO may determine to exclude accounts with relatively small order sizes from a particular trade order if GMO believes that the trading costs (e.g., ticket costs) would outweigh the benefits of trading. Additionally, due to regulatory restrictions trades at execution-only prices will not typically be aggregated with trades generating CSA (defined below) credits or soft dollars.

As noted above, trading strategies may utilize different brokers/dealers and will often receive different prices and potentially pay different commissions rates. Likewise, two trading strategies may be simultaneously executing transactions involving the same instrument and those trades will not ordinarily be aggregated. In addition, market, regulatory and/or country limitations (especially in the case of emerging markets) or other factors may or may not result in identical prices or commissions. Further, legal, market and position restrictions may limit GMO’s ability to transact in an instrument or certain investment strategies may be given priority over other investment strategies, which could restrict (or eliminate) an investment strategy’s or Fund’s ability to achieve its desired exposure to such instruments. Additionally, at times, trades for one account may not be aggregated with the trades of other accounts within a particular strategy for various reasons including, but not limited to, regulatory restrictions, shareholder cash flows in the account, limitations on brokers that may be used to execute the transaction, or transactions in derivatives (e.g., total return swaps).

Trading orders that can only be partially filled are generally allocated on a pro-rata basis, allocated through the use of a randomizer, or allocated on some other basis consistent with the goal of giving all clients equitable opportunities over time. Market limitations (especially in the case of emerging markets where the broker typically is required to have greater involvement in allocations) and other practicalities may require special treatment. If an order is filled at varying prices, client accounts participating in the same block trade are generally provided with an average price for trades placed through the same broker/dealer, or other steps are taken so that all similarly situated accounts receive fair consideration over time. In some cases, similar trades may simultaneously be executed in different trading strategies, with the same or a different broker to meet account-specific requirements, in which case the trade will be treated as distinct trades not subject to the discussion above regarding orders that are filled at varying prices. In those cases, these trades, which may include executions in underlying derivative transactions, might be effected at the same or different prices (or involve different commissions) even if they involve the same broker/dealer. In certain markets outside the U.S., an average price may not be obtainable due to specific market limitations such as restrictions on trades by grouped accounts.

Various teams within the trading desk are responsible for differing types of trades (e.g., electronic vs. high touch trades) and these teams may be independently executing trades in the same security at the same time and at different prices. GMO’s trade allocation procedures are designed to provide reasonable assurance that, over time, accounts pursuing the same trading strategy are not likely to be systematically advantaged or disadvantaged due to the order placement/execution process. These procedures may include blocking/aggregating orders or limiting the volume of subsequent orders. While there is a centralized trading function, certain instruments (especially fixed income securities) are traded by the relevant investment team.

With IPOs and with certain other investment opportunities expected to be in very limited supply (collectively, “limited opportunities”), GMO’s policies provide that the investment teams’ orders be coordinated so that allocations will generally consider the needs of clients across all trading strategies. When it is not practicable to allocate an opportunity across all similarly-managed eligible accounts, GMO’s trading desk will use various methods, such as randomizers and sequencing, to seek to provide all accounts using the same trading strategy with equitable opportunities for allocation over time. There may also be situations where a limited opportunity is theoretically eligible for investment by multiple accounts but GMO determines that the limited opportunity is an appropriate or advisable investment for only some of the accounts (including, perhaps, those from which GMO receives a performance-based fee or profit allocation). Many of GMO’s investment strategies focus on seasoned issuers, and consequently those strategies that generate most of the brokerage commissions may participate less frequently in limited opportunities even though they may generate significant brokerage commissions or good will that may make it possible other strategies to receive greater allocations of limited opportunities.

In certain non-U.S. jurisdictions, local law limits the number of accounts sponsored by GMO that may purchase locally traded shares or shares traded through special facilities. Generally, the Funds will be given priority and other clients may be precluded from participation in offerings of local shares.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.

In connection with its activities, GMO (and its associated persons) may seek and/or receive information that is not generally available to the public. GMO is not obligated to make such information available to its clients or shareholders of the Funds or to use such information to effect transactions for its clients. If in receipt of such information, GMO may also be prohibited from purchasing or selling assets it may otherwise have wished to purchase or sell. Under applicable law, GMO may be prohibited from improperly disclosing or using such information, including for the benefit of a client, such as a Fund. GMO’s procedures include a ban on trading on the basis of, or any other action to take advantage of, material non-public information, except in specific, limited circumstances described in GMO’s Insider Trading Policy. These procedures may limit GMO, on behalf of a Fund, from being able to purchase or sell any securities of the issuer to whom the material non-public information pertains, rendering illiquid all such securities already in a client’s or Fund’s account until such time as the ban on trading is lifted or foreclosing an otherwise attractive investment.

GMO does not knowingly place any principal trades for a Fund through affiliated persons of the Fund (or affiliated persons of affiliated persons of the Fund (as defined in the Investment Company Act of 1940, as amended)) acting as broker/dealer. To the extent a broker/dealer is believed to have such an affiliation with the Fund or to the extent legal or factual uncertainty leads GMO to treat a broker/dealer as having such an affiliation, the Fund may be adversely affected by GMO’s decision not to enter into principal or agency transactions on its behalf with the broker/dealer.

GMO does not engage in directed brokerage. To the extent that execution of certain strategies is practically limited (e.g. use of “enhanced custody” arrangements to facilitate short transactions by the Funds), there may be fewer eligible counterparties available for trading and execution for those strategies, best execution may be more difficult to achieve for those clients and those clients may receive different, and sometimes inferior, prices than other GMO clients.

Best Execution. Orders for the purchase or sale of securities may be placed on a principal or agency basis with brokers/dealers, in GMO’s discretion. In selecting brokers and dealers to effect portfolio transactions for each Fund, GMO seeks best execution and considers a number of factors described in more detail below. Best execution is not based solely on the explicit commission charged by the broker and, consequently, a broker effecting a transaction may be paid a commission higher than that charged by another broker for the same transaction. Seeking best execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed.

The determination of what may constitute best execution involves a number of considerations in varying degrees of emphasis, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker to effect the transaction where a large block is involved; reliability (i.e. lack of failed trades); availability of the broker to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker, including but not limited to execution technology; the broker’s inventory of securities sought; reported broker flow; post-transaction reporting capabilities; the financial strength and stability of the broker; past bids and willingness to commit capital in the case of principal trades; and the relative weighting of opportunity costs (i.e. timeliness of execution) by different trading strategies. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution. Due to the similarities among brokers/dealers in technological execution capabilities and commissions paid, GMO often allocates electronic or algorithmic equity trades across multiple brokers. Additionally, regulations in certain markets, particularly emerging markets, require GMO to identify and trade with one or a limited number of brokers/dealers. GMO may place trades with broker/dealers even if the relevant broker/dealer has not yet demonstrated an ability to effect best execution; however, trading with such a broker/dealer (as with any and all brokers/dealers) will typically be curtailed or suspended in due course if GMO is not reasonably satisfied with the quality of trade executions, unless or until the broker/dealer has altered its execution capabilities in such a way that GMO can reasonably conclude that utilizing the broker/dealer for trade execution is consistent with GMO’s obligation to seek best execution.

For spot currency trades, GMO generally executes trades through an independent electronic trading platform that nets buy and sell orders in the same currency and selects the counterparty providing the most competitive price for the resulting net trade. All of the buy and sell orders receive the price provided by the selected counterparty and each account trades independently with the counterparty. While the purpose of trading spot currency trades in this manner is to achieve a more favorable execution price for all clients, there can be no assurance that all clients will benefit or that they will benefit equally over time.

For legal, regulatory and/or operational purposes, orders for some accounts may not be netted for price discovery (as described above). As a result, such accounts may receive inferior prices than accounts that are netted for price discovery even though the trades may be executed at or close to the same time and/or by the same counterparty.

Generally, GMO determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) in some cases, brokerage and research services received (see “Soft Dollar Practices”). These factors are considered mostly over multiple transactions covering extended periods of time in varying degrees of emphasis. In some instances, GMO may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points paid in addition to a typical commission rate. GMO may also direct trades to brokers/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased.

Because GMO may purchase information from brokers/dealers with whom it effects trades on behalf of the Funds, the broker/dealer may believe it has a financial incentive to charge a favorable fee to GMO for such information in return for client brokerage. In addition, GMO may conduct business with institutions such as brokers/dealers or investment banks that invest, that have affiliates that invest, or whose clients (or affiliates’ clients) invest, in pooled vehicles sponsored or advised by GMO or its affiliates, or may provide other consideration to such institutions or recognized agents. As a result, GMO may have a conflict of interest in placing its brokerage transactions with those brokers/dealers. Additionally, certain third parties may provide capital introduction services on behalf of GMO and/or the GMO Private Funds. Such third parties could include brokers, dealers or other counterparties with whom GMO transacts on behalf of its clients (including the GMO Funds) or other service providers to GMO and/or the GMO Funds. While no compensation is paid by the Funds in connection with these services, the third parties may seek to influence their selection by GMO as a service provider or counterparty by providing such capital introduction services. All counterparties and third-party service providers, including those that provide capital introduction services, are subject to GMO's standard practice for the selection of counterparties (as described above, in the case of broker/dealers that effect trades on behalf of the Funds).

Soft Dollar Practices. Subject to GMO’s obligation to seek best execution, GMO uses a portion of the commissions generated when executing client transactions to acquire external research and brokerage services (“soft dollar benefits”) in a manner consistent with the “safe harbor” requirements of Section 28(e) of the Securities Exchange Act of 1934 or other applicable law. Specifically, GMO may utilize client commissions (typically only for transactions in listed equities) to purchase eligible brokerage and research services where those services provide lawful and appropriate assistance in the investment decision-making process for GMO’s discretionary client accounts, such as the Funds, and where GMO in good faith believes the amount of the client commission is reasonable in relation to the value of the product or services provided.

In most cases, GMO makes payments for eligible research and brokerage services either via a portion of the commission paid to the executing broker/dealer or through client commission sharing arrangements (“CSAs”). Where a commission paid to a broker/dealer with whom GMO has established a CSA includes both an execution component and a research component, the broker/dealer may retain the execution portion and either credit or transmit the research portion to a CSA pool, or rebate the research portion to the clients generating those commissions. In most cases, GMO evaluates the research and brokerage services it receives from independent research providers and brokers/dealers and allocates a portion of the CSA pool to the research provider that reflects GMO’s assessment of the value of the research and/or brokerage service. In this manner, CSAs enable GMO to effect transactions, subject to best execution, and use a portion of the associated commissions to pay for research from providers with which GMO does not have a brokerage relationship or from brokers/dealers with which GMO trades on an execution-only basis. GMO may from time to time utilize a CSA aggregation service (“CSA Aggregator”), whereby GMO directs brokers/dealers with whom GMO has established a CSA to transfer their research credits to the CSA Aggregator, and then directs the CSA Aggregator to make payment for eligible research or services or to rebate commissions to the clients generating those commissions. In the event of a broker/dealer’s default or bankruptcy, CSA credits generated by trades with the broker/dealer may become unavailable.

Brokerage and research services acquired using soft dollars take various forms, including but not limited to personal interviews with analysts or a company’s senior management; reports and/or data concerning issuers, industries, governmental policies, local markets and applicable local market regulations, securities, economic factors and trends; portfolio strategy; economic, market and financial data; accounting and legal analysis; pricing services in respect of securities; and other services relating to effecting securities transactions and functions incident thereto. Research may be provided through a range of media, including written reports, electronic systems, telephone calls or in-person meetings. Although GMO generally intends to use client commissions to pay only for products or services eligible under the Section 28(e) “safe harbor,” GMO may use commission dollars to obtain products or services that are not intended to be used exclusively for investment decision-making purposes (“mixed-use products or services”). In those circumstances, GMO will typically either: (i) make a good faith effort to evaluate the various benefits and uses to which GMO intends to put the mixed-use product or services and will pay for that portion of the mixed-use product or service that is unrelated to GMO’s investment decision-making; or (ii) pay for the total cost of the mixed-use product or service.

Use of soft dollars, while common in the asset management industry, involves potential conflicts of interest. To the extent that services of value are received, GMO receives a benefit because it does not need to produce or pay for the research or brokerage services itself. Additionally, fees paid to GMO are not reduced in connection with GMO’s use of soft dollars, even though GMO might otherwise be required to purchase some of these products and services for cash. As a result, GMO may have an incentive to select a particular broker/dealer in order to obtain brokerage or research services and/or generate CSA credits to pay for such services, rather than to obtain the lowest price for execution. GMO does not enter into any agreement or understanding with any broker/dealer which would obligate GMO to direct a specific amount of brokerage transactions or commissions in return for such services, but certain brokers/dealers may state in advance or in a commission sharing agreement the amount of brokerage commissions they expect for certain services or that they may cease providing services if insufficient commissions are derived from the relationship with GMO.

Clients do not receive a direct monetary benefit from brokerage and research products and services; however, these products and services may be useful to GMO in providing investment advice to its clients, including the Funds. Any research received is used to service all clients to which it is applicable, whether or not the client’s commissions were used to obtain the research, and services received from a broker/dealer (or paid for by commissions paid to a broker/dealer) that executed transactions for a particular client account will not necessarily be used specifically in providing investment advice to that particular client account. To the extent that a client has placed restrictions on trading with certain brokers/dealers or otherwise, the client’s account may not contribute (or may not contribute as much as other client accounts) to the CSA pool even though GMO may utilize brokerage and research services paid for out of the CSA pool in providing investment advice to the client’s account. Similarly, some client accounts will generate more CSA credits than other client accounts for a variety of reasons, including but not limited to account size, trading frequency, and the investment strategy in which the account is managed. GMO, in its sole discretion, may agree to reimburse a client for some or all of the client’s commissions attributable to brokerage or research services.

The Trust paid, on behalf of the Funds that commenced operations prior to the end of the most recent fiscal year, the following amounts in brokerage commissions during the three most recent fiscal years:

	March 1, 2017 Through February 28, 2018			March 1, 2018 Through February 28, 2019		March 1, 2019 Through February 29, 2020
Alternative Allocation Fund		N/A		N/A		$269,288	[1]
Asset Allocation Bond Fund		$0		$0		$0
Benchmark-Free Allocation Fund		$0		$0		$0
Benchmark-Free Fund		$972,820		$1,069,497		$876,805
Climate Change Fund		$13,280	[2]	$47,242		$77,374
Emerging Country Debt Fund		$0		$0		$0
Emerging Domestic Opportunities Fund		$7,529,137		$6,340,264		$3,630,258
Emerging Markets Fund		$8,541,695		$7,654,305		$3,665,672
Global Asset Allocation Fund		$0		$0		$0
Global Developed Equity Allocation Fund		$0		$0		$0
Global Equity Allocation Fund		$0		$0		$0
High Yield Fund	$	N/A		$5,864	[3]	$0
Implementation Fund		$7,608,523		$8,203,593		$6,184,303
International Developed Equity Allocation Fund		$0		$0		$0
International Equity Allocation Fund		$0		$0		$0
International Equity Fund		$2,332,969		$1,209,690		$1,220,651
Multi-Sector Fixed Income Fund		$10,480		$14,346		$10,331
Opportunistic Income Fund		$45,318		$36,426		$36,605
Quality Fund		$451,807		$435,862		$303,932
Resources Fund		$133,668		$213,841		$298,572
Risk Premium Fund		$83,509		$191,667		$70,296
SGM Major Markets Fund		$411,804		$423,279		$424,118
Special Opportunities Fund		$73,879		$314,480		$68,472
Strategic Opportunities Allocation Fund		$0		$65,363		$51,895
Tax-Managed International Equities Fund		$53,180		$25,421		$17,929
U.S. Equity Fund		$393,872		$256,827		$114,741
U.S. Small Cap Value Fund		N/A		N/A		$134,868	[4]
U.S. Treasury Fund		$0		$0		$0

1 Reflects commissions generated from the Fund’s commencement of operations on May 1, 2019 through February 29, 2020.

2 Reflects commissions generated from the Fund’s commencement of operations on April 5, 2017 through February 28, 2018.

3 Reflects commissions generated from the Fund’s commencement of operations on June 26, 2018 through February 28, 2019.

4 Reflects commissions generated from the Fund’s commencement of operations on July 2, 2019 through February 29, 2020.

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by GMO when responding to changes in market conditions; (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions; (iii) rebalancing portfolios to reflect GMO’s desired allocations (which in many cases are determined by GMO’s portfolio management models); (iv) changes in commission rates in the relevant markets; or (v) the use of principal trades. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

For those Funds that commenced operations prior to the end of the most recent fiscal year, the following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 29, 2020, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 29, 2020:

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of February 29, 2020
Alternative Allocation Fund	Citigroup	$45,413
	Goldman Sachs	$923,520
Benchmark-Free Fund	Goldman Sachs	$3,476,081
	Morgan Stanley	$1,666,909
Implementation Fund	Citigroup	$261,699
	Goldman Sachs	$24,105,659
Multi-Sector Fixed Income Fund	Citigroup	$50,604
Opportunistic Income Fund	Bank of America Merrill	$2,050,636
	Citigroup	$84,131
	JP Morgan	$3,953,341
	Morgan Stanley	$763,439
Emerging Country Debt Fund	Barclays	$929,738
	Bank of America Merrill	$13,054,164
	Citigroup	$7,269,304
	Goldman Sachs	$418,995
	JP Morgan	$1,136,791
Emerging Domestic Opportunities Fund	Goldman Sachs	$618,942
Emerging Markets Fund	Goldman Sachs	$822,630
High Yield Fund	Morgan Stanley	$42,815
Strategic Opportunities Allocation Fund	JP Morgan	$185,776
	Morgan Stanley	$239,837
Tax-Managed International Equities Fund	Macquarie	$17,820
U.S. Equity Fund	JP Morgan	$9,846,128
U.S. Small Cap Value Fund	Piper Jaffray	$126,144

Cyclical Focus Fund, Emerging Country Debt Shares Fund, and Strategic Short-Term Fund had not commenced operations prior to February 29, 2020 and, therefore, did not pay any amounts in brokerage commissions or acquire securities of any brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 29, 2020.

Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker or its affiliates and a Fund, GMO or the Fund’s distributor, all of the Funds may refrain, or be required to refrain, from engaging in principal trades with such broker. Additionally, the Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.

Additional Conflicts of Interest. GMO may have conflicts of interest in addition to those discussed above. Conflicts may also arise in cases when clients with different strategies invest in different parts of an issuer’s capital structure or different classes of securities issued by such issuer, including circumstances in which one or more clients own private securities or obligations of an issuer and other clients may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. It is also possible that GMO may cause a client to engage in short sales of or take a short position in an investment owned or being purchased by other client accounts managed by GMO or vice versa. These positions and actions may adversely affect or benefit different clients at different times. In addition, purchases or sales of the same investment may be made for two or more clients on the same date. In some cases GMO may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or mitigate certain conflicts of interest or to prevent adverse regulatory or other effects on GMO, or may sell investments for certain clients (in each case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold). Foregone investment opportunities or actions may adversely affect the performance of a client’s account if similarly attractive opportunities are not available or cannot be identified. There can be no assurance that a client will not receive less (or more) of a certain investment than it would otherwise receive if GMO did not have a conflict of interest among clients. In effecting transactions, it may not be possible, or consistent with the investment objectives of GMO’s various clients, to purchase or sell securities at the same time at the same prices.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to GMO. Because Emerging Country Debt Shares Fund is a “Feeder Fund” investing substantially all of its assets in Emerging Country Debt Fund in reliance on Section 12(d)(1)(E) of the 1940 Act, with respect to Emerging Country Debt Shares Fund, GMO will either (i) seek instructions from its security holders with regard to the voting of all proxies with respect to its interest in Emerging Country Debt Fund and to vote such proxies only in accordance with such instructions, or (ii) vote the shares of Emerging Country Debt Fund held by it in the same proportion as the vote of all other holders of Emerging Country Debt Fund. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures GMO follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and GMO’s proxy voting policies and procedures are attached to this SAI as Appendix C.

GMO’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the SEC’s website at www.sec.gov no later than August 31 of each year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved such a policy and material amendments require its approval. The Trust’s portfolio holdings disclosure policy is attached to this SAI as Appendix D.

Ongoing Arrangements to Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to Fidessa Buy-side Inc., which receives holdings as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree to, or have a duty to, maintain this information in confidence:

Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	All Funds	Custodial, securities lending, and fund accounting services Compliance Testing
PricewaterhouseCoopers LLP	All Funds	Independent registered public accounting firm
Institutional Shareholder Services Inc.	All Funds	Proxy voting services
ICE Data Pricing & Reference Data, LLC	All Funds	Fair value pricing and liquidity services
Super Derivatives, Inc.	All Funds	Derivative valuations
Markit	All Funds	Derivative valuations and corporate actions services
TriOptima AB	All Funds	Portfolio derivative reconciliations
FactSet	All Funds	Data service provider
Goldman, Sachs & Co. and affiliates	Implementation Fund and Risk Premium Fund	Prime brokerage arrangement
Morgan Stanley & Co. LLC and affiliates	Implementation Fund and Risk Premium Fund	Prime brokerage arrangement
Ernst & Young LLP and/or its affiliates	All Funds	Consulting and local tax services
Fidessa Buy-side Inc. (Sentinel Trading Compliance)	All Funds	Compliance Testing
SimCorp USA	All Funds	Third party pricing service

Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
StarCompliance, LLC	All Funds	Software provider for Code of Ethics monitoring system
Compliance Solutions Strategies	All Funds	Automation of shareholding disclosure reporting

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust” or “Declaration”) dated June 24, 1985, as amended and restated March 9, 2016, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of  33 series: Alternative Allocation Fund; Asset Allocation Bond Fund; Benchmark-Free Allocation Fund; Benchmark-Free Fund; Climate Change Fund; Emerging Country Debt Fund; Emerging Country Debt Shares Fund, Emerging Domestic Opportunities Fund; Emerging Markets Fund; GAAR Implementation Fund; Global Asset Allocation Fund; Global Developed Equity Allocation Fund; Global Equity Allocation Fund; High Yield Fund; High Quality Short-Duration Bond Fund; Implementation Fund; International Developed Equity Allocation Fund; International Equity Allocation Fund; International Equity Fund; Multi-Sector Fixed Income Fund; Opportunistic Income Fund; Quality Fund; Cyclical Focus Fund, Resources Fund; Risk Premium Fund; SGM Major Markets Fund; Special Opportunities Fund; Strategic Opportunities Allocation Fund; Strategic Short-Term Fund; Tax-Managed International Equities Fund; U.S. Equity Fund; U.S. Small Cap Value Fund; and U.S. Treasury Fund.

Prior to June 30, 2020, Multi-Sector Fixed Income Fund was known as “GMO Core Plus Bond Fund.” Prior to March 8, 2018, U.S. Equity Fund was known as “GMO U.S. Equity Allocation Fund.” Prior to December 1, 2015, SGM Major Markets Fund was known as “GMO Systematic Global Macro Opportunity Fund.”

GMO Opportunistic Income Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust (the “Predecessor Fund”). The Predecessor Fund merged into GMO Opportunistic Income Fund (which was known as “GMO Short-Duration Collateral Fund” prior to the merger) on February 12, 2014. From February 12, 2014 through December 31, 2016, the Fund operated as “GMO Debt Opportunities Fund.” Effective January 1, 2017, GMO Debt Opportunities Fund was renamed “GMO Opportunistic Income Fund.”

Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of multiple classes of shares for each series of the Trust: Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, Class M Shares, Class MF Shares, Class R6 Shares, and Class I Shares.

The Trustees also may, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e. a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees also may terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

The Declaration of Trust provides that, subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the exclusive power to bring, permit or maintain any action, proceeding or claim on behalf of the Trust or any Fund. The Declaration of Trust further provides that shares of the Funds give shareholders only the rights provided in the Declaration of Trust, and that among the rights shareholders shall not have unless expressly provided by the by-laws of the Trust or expressly provided by law and not permitted to be waived are rights to: (i) enforce contractual claims of the Trust or any Fund; (ii) assert claims against the Trust or any Fund or its Trustees, officers or service providers; (iii) assert derivative claims on behalf of the Trust or any Fund involving any alleged harm to the Trust or any Fund; or (iv) bring a claim on behalf of any other shareholder.

The Trust’s Amended and Restated By-Laws (the “By-Laws”) provide that the laws of The Commonwealth of Massachusetts shall govern the validity, interpretation, construction and effect of the By-Laws and the operations of the Trust, including, absent a provision to the contrary therein, any contract between the Trust and any party relating to the provision of investment advisory, administrative or distribution services to the Trust. The By-Laws further provide that, absent the consent of all parties, the sole and exclusive forum for: (i) any action or proceeding brought by or on behalf of the Trust or any Fund or shareholders against the Trust, any Fund, the Trust’s investment adviser, or the Trustees, officers or employees of the Trust; and (ii) any action arising under or to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws or any investment advisory agreement, among other types of enumerated claims, shall be the federal courts sitting within the City of Boston or the Business Litigation Session of the Massachusetts Superior Court. The By-Laws also provide that no shareholder shall have the right to bring or maintain any court action or other proceeding (including but not limited to any putative class action) asserting a derivative claim without first making written demand on the Trustees, and that any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim shall be binding upon shareholders. The By-Laws define “derivative” and “direct” shareholder claims, and provide that a “direct” claim shall refer to: (i) a claim based upon alleged violations of a shareholder’s individual rights distinct from any harm to the Trust or a Fund or other individual shareholders, including a particular shareholder’s voting rights, rights to a dividend payment, rights to inspect books and records, or other similar rights personal to the shareholder and distinct from any harm to the Trust or a Fund or other individual shareholders; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by shareholders is considered a “derivative” claim (and subject to the demand requirements) under the By-Laws.

Copies of the Trust’s Declaration of Trust and By-Laws, as amended from time to time, have been filed with the SEC as exhibits to the Trust’s registration statement, and are available on the EDGAR database on the SEC’s website at www.sec.gov.

On June 2, 2020, the following shareholders held beneficially (unless otherwise indicated) greater than 25% of the outstanding shares of a Fund offered in the Prospectus. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:

Fund	Shareholders	Jurisdiction of Organization	Parent Company

GMO ALTERNATIVE ALLOCATION FUND	GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO ASSET ALLOCATION BOND FUND	GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO BENCHMARK FREE ALLOCATION FUND	WELLS FARGO FUNDS MANAGEMENT FBO WELLS FARGO ABSOLUTE RETURN FUND ATTN: FUND ADMINISTRATION 525 MARKET ST, 12TH FLOOR SAN FRANCISCO, CA 94105	CA	N/A

GMO CYCLICAL FOCUS FUND	GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

	GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO EMERGING DOMESTIC OPPORTUNITIES FUND	THE BOARD OF TRUSTEES OF THE COLLEGES OF APPLIED ARTS & TECHNOLOGY PENSION PLAN 250 YONGE STREET SUITE 2900 P.O. BOX 40 TORONTO, ON M5B 2L7 CANADA	Canada	N/A

GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND	BANK LOMBARD ODIER & CO LTD FAO CP POLICE ATTN: DEALING DESK 11, RUE DE LA CORRATERIE 1204 GENEVA SWITZERLAND	Switzerland	N/A

GMO GLOBAL EQUITY ALLOCATION FUND	ARKANSAS TEACHER RETIREMENT SYSTEM 1400 WEST THIRD STREET LITTLE ROCK, AR 72201	AR	N/A

GMO HIGH YIELD FUND	GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

	STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC NETHERLANDS	Netherlands	N/A

GMO IMPLEMENTATION FUND	GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO INTERNATIONAL EQUITY ALLOCATION FUND	THE NORTHERN TRUST COMPANY AS TRUSTEE FBO CENTURYLINK - DV PO BOX 92994 CHICAGO, IL 60675	IL	N/A

GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND	MCMASTER UNIVERSITY MASTER TRUST EMPLOYEES TREASURY OPERATIONS ATTN: MCMASTER TREASURY OJN, ROOM 417, TREASURY OPERATIONS 1280 MAIN STREET WEST HAMILTON ON L8S 4L8 CANADA	Canada	N/A

	NORTHERN TRUST AS CUSTODIAN FBO LEHIGH VALLEY HOSPITAL INC. A/C#44-90292 ATTN: SA TRADE TEAM P.O. BOX 92956 CHICAGO, IL 60675	IL	N/A

MULTI-SECTOR FIXED INCOME FUND	GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO OPPORTUNISTIC INCOME FUND	GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

Fund	Shareholders	Jurisdiction of Organization	Parent Company

GMO RESOURCES FUND	THE TRUSTEES OF PRINCETON UNIVERSITY PO BOX 35 PRINCETON, NJ 08544	NJ	N/A

	GMO RESOURCES SERIES FUND C/O GMO LLC 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO RISK PREMIUM FUND	GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO SGM MAJOR MARKETS FUND	GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO SPECIAL OPPORTUNITIES FUND	GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

	GMO BENCHMARK-FREE FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND	PARK RANDOLPH & CO ATTN: TRUST OPERATIONS PO BOX 17400 URBANA, IL 61801	IL	N/A

GMO U.S. EQUITY FUND	GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

GMO U.S. SMALL CAP VALUE FUND	GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	MA	N/A

The above shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.

Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.

As of June 2, 2020, greater than 10% of the following Funds' shares were held by accounts for which GMO has investment discretion: Emerging Country Debt Fund, Global Asset Allocation Fund, Resources Fund and Climate Change Fund. As of June 2, 2020, a significant portion of the following Funds' shares were held by accounts for which GMO has investment discretion: Emerging Markets Fund, SGM Major Markets Fund, US Treasury Fund and Alternative Allocation Fund. As of June 2, 2020, substantially all of the following Funds' shares were held by accounts for which GMO has investment discretion: Asset Allocation Bond Fund, Benchmark-Free Fund, Multi-Sector Fixed Income Fund, Cyclical Focus Fund, High Yield Fund, Implementation Fund, International Equity Fund, Opportunistic Income Fund, Risk Premium Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, U.S. Equity Fund, and U.S. Small Cap Value Fund.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then shareholders of the affected Funds are entitled to vote. Shareholders of one Fund are not entitled to vote on matters exclusively affecting another Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other Fund and the approval of the investment advisory contract of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.

Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized so to do by vote of a majority of the outstanding shares of the Trust entitled to vote, except that the Trustees may amend the Declaration of Trust without a shareholder vote (1) as described in Article III, Section 5 of the Declaration of Trust (permitting the Trustees to add to, delete, replace or otherwise modify any provisions relating to shares contained in the Declaration of Trust for the purpose of  (i) responding to or complying with any regulations, orders, rulings or interpretations of any governmental agency or any laws applicable to the Trust, or (ii) designating and establishing series and classes); (2) for the purpose of changing the name of the Trust; or (3) for the purpose of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class I Shares of GMO Alternative Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	29.2
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	16.0
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	9.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Alternative Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	78.6
TEACHERS' RETIREMENT SYSTEM OF THE CITY OF NEW YORK 55 WATER STREET, 16TH FLOOR NEW YORK, NY 10041	12.7
SONOMA COUNTY EMPLOYEES RETIREMENT ASSOCIATION 433 AVIATION BOULEVARD, SUITE 100 SANTA ROSA, CA 95403	8.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Asset Allocation Bond Fund as of June 2, 2020:

Name and Address	% Ownership
TEACHERS' RETIREMENT SYSTEM OF THE CITY OF NEW YORK 55 WATER STREET, 16TH FLOOR NEW YORK, NY 10041	50.6
SONOMA COUNTY EMPLOYEES RETIREMENT ASSOCIATION 433 AVIATION BOULEVARD, SUITE 100 SANTA ROSA, CA 95403	30.2
MUNICIPAL FIRE & POLICE RETIREMENT SYSTEM OF IOWA 7155 LAKE DRIVE, SUITE 201 WEST DES MOINES, IA 50266	19.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Asset Allocation Bond Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	61.4
MAC & CO FBO VERIZON (BELL ATLANTIC MASTER TRUST) ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET PITTSBURGH, PA 15258	20.1
VEBA PARTNERSHIP N LP – GMO ASSET ALLOCATION BOND FUND ONE VERIZON WAY, MAILCODE VC71S209 BASKING RIDGE, NJ 07920	18.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class MF Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
WELLS FARGO FUNDS MANAGEMENT FBO WELLS FARGO ABSOLUTE RETURN FUND ATTN: FUND ADMINISTRATION 525 MARKET ST, 12TH FLOOR SAN FRANCISCO, CA, 94105	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class I Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	75.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
GMO BENCHMARK-FREE ALLOCATION SERIES FUND C/O GMO 40 ROWES WHARF BOSTON, MA, 02110	17.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
ASPIRIANT DEFENSIVE ALLOCATION FUND, A SERIES OF ASPIRIANT TRUST ATTN: ASPIRIANT FUNDS 11100 SANTA MONICA BLVD., SUITE 600 LOS ANGELES, CA 90025	18.6
NORTH DAKOTA BOARD OF UNIVERSITY AND SCHOOL LANDS PO BOX 5523 BISMARCK, ND 58506	18.0
THE NORTHERN TRUST COMPANY TRUSTEE FBO CENTURYLINK DB MASTER TRUST A/C 2212850 ATTN: SA DAILY RECON 50 S. LASALLE CHICAGO, IL 60603	10.8
ONTARIO LIMITED 65 QUEEN STREET WEST, SUITE 2400 TORONTO, ON M5H 2M8 CANADA	7.7
MONETARY AUTHORITY OF SINGAPORE ATTN: HEAD, EXTERNAL FUND MANAGEMENT DIVISION, RESERVE MANAGEMENT DEPARTMENT 10 SHENTON WAY, MAS BUILDING SINGAPORE 079117	7.5
KAISER PERMANENTE GROUP TRUST ONE KAISER PLAZA OAKLAND, CA 94612	6.9
WORKPLACE HEALTH SAFETY AND COMPENSATION COMMISSION OF NEW BRUNSWICK, DBA "WORKSAFENB" 1 PORTLAND STREET SAINT JOHN, NB, E2L 3X9 CANADA	6.0
FIDELITY CHARITABLE GIFT FUND ATTN: ADVISOR SERVICE TEAM 200 SEAPORT BLVD. Z3B BOSTON, MA 02210	5.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class R6 Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
VANGUARD FIDUCIARY TRUST COMPANY FBO 401K CLIENTS ATTN: INVESTMENT SERVICES PO BOX 2600 VM L20 VALLEY FORGE, PA 19482	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Benchmark-Free Fund as of June 2, 2020:

Name and Address	% Ownership
THE NORTHERN TRUST COMPANY ON BEHALF OF THE MOTION PICTURE INDUSTRY INDIVIDUAL ACCOUNT PLAN PUBLIC & TAFT HARTLEY PLANS 50 SOUTH LASALLE ST CHICAGO, IL 60675	9.9
ABBOTT ABBVIE MULTIPLE EMPLOYER PENSION PLAN TRUST 100 ABBOTT PARK RD. AP6D-2 0-310 ABBOTT PARK, IL 60064	8.9
THE NORTHERN TRUST COMPANY ON BEHALF OF THE MOTION PICTURE INDUSTRY PENSION PLAN PUBLIC & TAFT HARTLEY FUNDS 50 SOUTH LASALLE STREET CHICAGO, IL 60675	8.0
MOTION PICTURE INDUSTRY HEALTH PLAN ACTIVE FUND 11365 VENTURA BOULEVARD STUDIO CITY, CA 91604	7.5
ABBVIE PENSION PLAN 1 N. WAUKEGAN RD. V-310 NORTH CHICAGO, IL 60064	7.3
SCREEN ACTORS GUILD PRODUCERS PENSION PLAN 3601 WEST OLIVE AVENUE 2ND FLOOR BURBANK, CA 91505	6.3
MAC & CO. FBO: KEYSPAN ATTN: MUTUAL FUND OPERATIONS P.O. BOX 3198, 525 WILLIAM PENN PLACE PITTSBURGH, PA 15230	5.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class I Shares of GMO Climate Change Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Climate Change Fund as of June 2, 2020:

Name and Address	% Ownership
NORTHERN TRUST CO. CUSTODIAN FBO NATIONAL GEOGRAPHIC SOCIETY EDU FOUNDATION ATTN: SA TRADE TEAM 50 SOUTH LASALLE CHICAGO, IL 60603	16.3
GMO CLIMATE CHANGE SERIES FUND C/O GMO LLC 40 ROWES WHARF BOSTON, MA 02110	10.6
WELLS FARGO BANK N.A. FBO GOODVILLE MUTUAL MISC SECURITIES ATTN: TRUST MUTUAL FUNDS SETTLEMENTS P.O. BOX 1533 MINNEAPOLIS, MN 55480	7.4
THE AMERICAN NATIONAL RED CROSS 431 18TH STREET WASHINGTON, DC 20006	6.8
WORLD WILDLIFE FUND 1250 24TH STREET WASHINGTON, DC 20037	6.6
THOMAS R. HANCOCK AND CATHERINE A. FULLERTON 16 ROCKMONT ROAD BELMONT, MA 02478	5.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class R6 Shares of GMO Climate Change Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Cyclical Focus Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	61.2
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	35.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Country Debt Fund as of June 2, 2020:

Name and Address	% Ownership
HSBC - NORTH AMERICAN (U.S.) PENSION TRUST 1421 W. SHURE DRIVE ARLINGTON HEIGHTS, IL 60004	9.6
NORTHERN TRUST AS CUSTODIAN FBO PRAXAIR PENSION PLAN ATTN: SA TRADE TEAM PO BOX 92956 CHICAGO, IL 60675	8.0
PENSION PLANS MASTER TRUST FOR ALCOA USA CORP 201 ISABELLA ST PITTSBURGH, PA 15212	5.3
NORTHERN TRUST AS CUSTODIAN FBO NORTHWESTERN MEMORIAL HEALTHCARE ATTN: SA TRADE TEAM PO BOX 92956 CHICAGO, IL 60675	5.1
WELLS FARGO BANK NA FBO AXP ATTN: MUTUAL FUNDS SETTLEMENT PO BOX 1533 MINNEAPOLIS, MN 55480	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Emerging Country Debt Fund as of June 2, 2020:

Name and Address	% Ownership
CAISSE DE DEPOT ET PLACEMENT DU QUEBEC 1000 PLACE JEAN-PAUL-RIOPELLE MONTREAL, QUEBEC, H2Z 2B3, CANADA	13.0
SCRSIC AS FIDUCIARY FOR THE SOUTH CAROLINA RETIREMENT SYSTEMS GROUP TRUST ATTN: SCRSIC REPORTING 1201 MAIN STREET, SUITE 1510 COLUMBIA, SC 29201	9.5
MUNICIPAL EMPLOYEES' RETIREMENT SYSTEM OF MICHIGAN 1134 MUNICIPAL WAY LANSING, MI 48917	8.6
GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	7.8
NORTHERN TRUST AS TRUSTEE FBO CENTURYLINK, DEFINED BENEFIT MASTER ATTN: SA TRADE TEAM PO BOX 92956 CHICAGO, IL 60675	6.3
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	5.9
LOMBARD ODIER DARIER HENTSCH & CIE/ MBS CAPITAL FBO: CIEPP RUE DE LA CORRATERIE 11 1204 GENEVE, SWITZERLAND	5.8
SAN FRANCISCO CITY AND COUNTY EMPLOYEES' RETIREMENT SYSTEM 1145 MARKET STREET, 5TH FLOOR SAN FRANCISCO, CA 94103	5.8
JPMORGAN NOMINEES AUSTRALIA LIMITED ACF FUNDS SA LEVEL 3 63 PIRIE STREET ADELAIDE, SA 5000 AUSTRALIA	5.5
THE COCA-COLA COMPANY MASTER RETIREMENT TRUST ATTN: TREASURY DEPARTMENT (ASSETS MANAGEMENT GROUP) ONE COCA-COLA PLAZA NA ATLANTA, GA 30313	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2020:

Name and Address	% Ownership
MAC & CO FBO: METROPOLITAN GOVERNMENT OF NASHVILLE AND DAVIDSON COUNTY ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET PITTSBURGH, PA 15258	14.4
DORIS DUKE CHARITABLE FOUNDATION, INC. 650 FIFTH AVENUE, 19TH FLOOR NEW YORK, NY 10019	12.0
ALBERTA SCHOOL EMPLOYEE BENEFIT PLAN ATTN: ASEBP INVESTMENTS ALLENDALE CENTRE EAST SUITE 301, 6104 104 STREET NW EDMONTON, ALBERTA T6H 2K7 NA CANADA	10.2
DANIELS FUND 101 MONROE ST DENVER, CO 80206	9.1
NORTHERN TRUST AS CUSTODIAN FBO ANDELL INVESTMENTS LLC ATTN: SA TRADE TEAM PO BOX 92956 CHICAGO, IL 60675	8.1
NORTHERN TRUST FBO CHILDRENS MEMORIAL MEDICAL CENTER ATTN: SA TRADE TEAM 50 SOUTH LASALLE STREET CHICAGO, IL 60603	8.0
BMO HARRIS BANK, N.A. AS DIRECTED TRUSTEE OF THE JONES DAY QUALIFIED DEFINED BENEFIT PLAN C/O RELIANCE TRUST CO. -MUTUAL FUND DEPT-BIN 010633 BIN 88633 MILWAUKEE, WI 53288	6.7
SANTA CLARA UNIVERSITY 500 EL CAMINO REAL, SANTA CLARA, CA 95053	6.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2020:

Name and Address	% Ownership
GMO EMERGING DOMESTIC OPPORTUNITIES SERIES FUND ATTN: SHS C/O GMO, LLC 40 ROWES WHARF BOSTON, MA 02110	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2020:

Name and Address	% Ownership
THE BOARD OF TRUSTEES OF THE COLLEGES OF APPLIED ARTS & TECHNOLOGY PENSION PLAN 250 YONGE STREET SUITE 2900 P.O. BOX 40 TORONTO, ON M5B 2L7 NA CANADA	79.9
MAC & CO FBO KEYSPAN CORP PENSION MASTER TRUST ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET, ROOM 151-1010 PITTSBURGH, PA 15258	7.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class I Shares of GMO Emerging Markets Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	95.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO Emerging Markets Fund as of June 2, 2020:

Name and Address	% Ownership
MAC & CO FBO CARGILL, INC & ASSOCIATED COMPANIES MASTER PENSION TRUST ATTN MUTUAL FUND OPERATIONS PO BOX 3198, 525 WILLIAM PENN PLACE PITTSBURGH, PA 15230	12.8
TEACHERS' RETIREMENT SYSTEM OF THE CITY OF NEW YORK 55 WATER STREET, 16TH FLOOR NEW YORK, NY 10041	12.6
MOVEUP/INSURANCE CORPORATION OF BRITISH COLUMBIA PENSION PLAN C/O PENSION PLAN TRUSTEES 224-151 WEST ESPLANADE NORTH VANCOUVER, BC V7G 1A2 CANADA	11.9
SONOMA COUNTY EMPLOYEES RETIREMENT ASSOCIATION 433 AVIATION BOULEVARD, SUITE 100 SANTA ROSA, CA 95403	5.3
TRUTH INITIATIVE FOUNDATION DBA TRUTH INITIATIVE 900 G STREET, NW, 4TH FLOOR WASHINGTON, DC 20001	5.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Markets Fund as of June 2, 2020:

Name and Address	% Ownership
JP MORGAN CHASE BANK N.A. AS DIRECTED TRUSTEE FOR THE BASF CORPORATION DEFINED BENEFIT PLAN MASTER TRUST ATTN: JP MORGAN CHASE BANK N.A. 100 PARK AVENUE FLORHAM PARK, NJ 07932	19.5
NORTHERN TRUST AS CUSTODIAN FBO THE UNIVERSITY OF ALABAMA ATTN: SA TRADE TEAM PO BOX 92956 CHICAGO, IL 60675	17.5
STRATEGIC ADVISORS EMERGING MARKETS FUND 82 DEVONSHIRE STREET BOSTON, MA 02109	16.4
MUNICIPAL FIRE & POLICE RETIREMENT SYSTEM OF IOWA 7155 LAKE DRIVE, SUITE 201 WEST DES MOINES, IA 50266	13.1
NORTHERN TRUST COMPANY TRUSTEE FBO SNAP-ON INC. 801 S. CANAL ST. CHICAGO, IL 60607	12.8
NORTHERN TRUST AS CUSTODIAN FBO THE UNIVERSITY OF ALABAMA ATTN: SA TRADE TEAM PO BOX 92956 CHICAGO, IL 60675	11.7
GMO EMERGING MARKETS SERIES FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	9.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of GMO Emerging Markets Fund as of June 2, 2020:

Name and Address	% Ownership
THE TRUSTEES OF PRINCETON UNIVERSITY PO BOX 35 PRINCETON, NJ 08544	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Emerging Markets Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	18.3
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	13.5
GMO BENCHMARK-FREE FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	12.7
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	12.6
GMO INTERNATIONAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	12.2
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	8.9
STATE STREET BANK AND TRUST COMPANY AS TRUSTEE FOR THE NORTHROP GRUMMAN CORPORATION PENSION MASTER TRUST 2 AVENUE DE LAFAYETTE, LCC1E BOSTON, MA 02111	7.7
ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND 11100 SANTA MONICA BLVD., SUITE 600 LOS ANGELES, CA 90025	5.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class R6 Shares of GMO Emerging Markets Fund as of June 2, 2020:

Name and Address	% Ownership
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPARTMENT 499 WASHINGTON BLVD. 4TH FLOOR JERSEY CITY, NJ 07310	99.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Asset Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL ASSET ALLOCATION SERIES FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	11.8
NEW YORK HOTEL TRADES COUNCIL AND HOTEL ASSOCIATION OF NEW YORK CITY, INC. PENSION FUND 305 WEST 44TH STREET NEW YORK, NY 10036	11.3
STATE STREET BANK & TRUST AS TRUSTEE FOR DTE ENERGY COMPANY AFFILIATES EMPLOYEE BENEFIT PLANS MASTER TRUST ATTN: STS MF TRADING MAILSTOP CC10313 1200 CROWN COLONY DRIVE QUINCY, MA 02169	9.5
SINGAPORE TOTALISATOR BOARD (TOTE BOARD) ATTN: FINANCE DEPARTMENT 210 MIDDLE ROAD #06-01 SINGAPORE, - 188994	6.0
MID MICHIGAN HEALTH 4005 ORCHARD DRIVE MIDLAND, MI 48670	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class R6 Shares of GMO Global Asset Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
MATRIX TRUST COMPANY AS TRUSTEE FBO ST. JUDE MEDICAL, INC. MANAGEMENT SAVINGS PLAN P. O. BOX 52129 PHOENIX, AZ 85072	73.4
GREAT-WEST TRUST COMPANY LLC TTEE F DTE TACTICAL ASSET ALLOCATION 8525 E ORCHARD RD GREENWOOD VILLAGE, CO 80111	25.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Developed Equity Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
BANK LOMBARD ODIER & CO LTD FAO CP POLICE ATTN: DEALING DESK 11, RUE DE LA CORRATERIE 1204 GENEVA SWITZERLAND	63.8
UBS FINANCIAL SERVICES FBO PWA1277 1000 HARBOR BLVD. WEEHAWKEN, NJ 07086	18.5
CJB INVESTMENTS, LLC WINTHROP 1540 BROADWAY NEW YORK, NY 10036	10.3
WELLS FARGO BANK NA FBO BUCK LEONARD & BERYL PO BOX 1533 MINNEAPOLIS, MN 55480	7.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Equity Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
ARKANSAS TEACHER RETIREMENT SYSTEM 1400 WEST THIRD STREET LITTLE ROCK, AR 72201	28.0
NAVY FEDERAL CREDIT UNION EMPLOYEES' RETIREMENT PLAN PLAN SPONSOR: NAVY FEDERAL CREDIT UNION 820 FOLLIN LANE VIENNA, VA 22180	14.2
SAN DIEGO CITY EMPLOYEES' RETIREMENT SYSTEM 401 WEST A STREET, SUITE 400 SAN DIEGO, CA 92101	13.5
MOVEUP/INSURANCE CORPORATION OF BRITISH COLUMBIA PENSION PLAN C/O PENSION PLAN TRUSTEES 224-151 WEST ESPLANADE NORTH VANCOUVER, BC V7G 1A2 CANADA	6.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO High Yield Fund as of June 2, 2020:

Name and Address	% Ownership
GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	61.1
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	38.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Shares of GMO Implementation Fund as of June 2, 2020:

Name and Address	% Ownership
GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Developed Equity Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
MCMASTER UNIVERSITY MASTER TRUST EMPLOYEES TREASURY OPERATIONS ATTN: MCMASTER TREASURY OJN, ROOM 417, TREASURY OPERATIONS 1280 MAIN STREET WEST HAMILTON ON L8S 4L8 CANADA	39.6
NORTHERN TRUST AS CUSTODIAN FBO LEHIGH VALLEY HOSPITAL INC. ATTN: SA TRADE TEAM P.O. BOX 92956 CHICAGO, IL 60675	36.0
PARK RANDOLPH & CO ATTN: TRUST OPERATIONS PO BOX 17400 URBANA, IL 61801	19.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Equity Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
NORTHERN TRUST AS TRUSTEE FBO CENTURY LINK 801 S. CANAL STREET CHICAGO, IL 60607	28.6
MAC & CO FBO: METRO GOVERNMENT OF NASHVILLE & DAVIDSON COUNTY ATTN MUTUAL FUND OPS 500 GRANT STREET PITTSBURGH, PA 15258	22.2
SASKATCHEWAN TELECOMMUNICATIONS PENSION PLAN 2121 SASKATCHEWAN DRIVE, 6TH FLOOR REGINA, SASKATCHEWAN S4P3Y2 CANADA	14.2
SAXON & CO. FBO CARPENTERS PENSION FUND P.O. BOX 94597 CLEVELAND, OH 44101	11.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class R6 Shares of GMO International Equity Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
THE NORTHERN TRUST COMPANY AS TRUSTEE FBO CENTURYLINK – DV PO BOX 92994 CHICAGO, IL 60675	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO International Equity Fund as of June 2, 2020:

Name and Address	% Ownership
THE HOPKINS COMMITTEE OF TRUSTEES INC HOPKINS SCHOOL 986 FOREST ROAD NEW HAVEN, CT 06515	57.5
QUALITY VISION INTERNATIONAL INC 850 HUDSON AVENUE ROCHESTER, NY 14621	35.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Equity Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR EXCLUSIVE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST ATTN MUTUAL FUNDS SAN FRANCISCO, CA 94104	64.0
MUNICIPAL FIRE & POLICE RETIREMENT SYSTEM OF IOWA 7155 LAKE DRIVE, SUITE 201 WEST DES MOINES, IA 50266	10.8
TEACHERS' RETIREMENT SYSTEM OF THE CITY OF NEW YORK 55 WATER STREET, 16TH FLOOR NEW YORK, NY 10041	10.5
SONOMA COUNTY EMPLOYEES RETIREMENT ASSOCIATION 433 AVIATION BOULEVARD, SUITE 100 SANTA ROSA, CA 95403	7.3
WORLD WILDLIFE FUND INC 1250 24TH STREET NW WASHINGTON, DC 20037	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO International Equity Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	23.9
GMO INTERNATIONAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	20.0
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	12.9
GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND 40 ROWES WHARF BOSTON, MA 02110	10.7
STATE STREET BANK AND TRUST COMPANY AS TRUSTEE FOR THE NORTHROP GRUMMAN CORPORATION PENSION MASTER TRUST 2 AVENUE DE LAFAYETTE, LCC1E BOSTON, MA 02111	10.5
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	9.1
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	7.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Multi-Sector Fixed Income Fund as of June 2, 2020:

Name and Address	% Ownership
MAYO FOUNDATION FOR MEDICAL EDUCATION AND RESEARCH FLORIDA 200 FIRST STREET SW ROCHESTER, MN 55905	5.0
TEACHERS' RETIREMENT SYSTEM OF THE CITY OF NEW YORK 55 WATER STREET, 16TH FLOOR NEW YORK, NY 10041	42.2
SONOMA COUNTY EMPLOYEES RETIREMENT ASSOCIATION 433 AVIATION BOULEVARD, SUITE 100 SANTA ROSA, CA 95403	24.5
MUNICIPAL FIRE & POLICE RETIREMENT SYSTEM OF IOWA 7155 LAKE DRIVE, SUITE 201 WEST DES MOINES, IA 50266	11.5
SAINT MARY'S HOSPITAL RETIREMENT PLAN 200 FIRST STREET SW ROCHESTER, MN 55906	7.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Multi-Sector Fixed Income Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	54.5
MAC & CO FBO VERIZON (BELL ATLANTIC MASTER TRUST) ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET PITTSBURGH, PA 15258	16.5
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	15.6
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	7.3
VEBA PARTNERSHIP N LP CORE PLUS ONE VERIZON WAY, MAILCODE VC71S209 BASKING RIDGE, NJ 07920	6.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class I Shares of GMO Opportunistic Income Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	28.1
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	12.7
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	8.4
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	8.1
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Opportunistic Income Fund as of June 2, 2020:

Name and Address	% Ownership
GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	54.3
GMO BENCHMARK-FREE FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	22.2
GMO MULTI-SECTOR FIXED INCOME FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	11.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class I Shares of GMO Quality Fund as of June 2, 2020:

Name and Address	% Ownership
CHARLES SCHWAB & CO. INC. SPECIAL CUSTODY A/C FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO, CA 94105	42.0
PERSHING LLC P.O. BOX 2052 JERSEY CITY, NJ 07303	32.9
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	7.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Quality Fund as of June 2, 2020:

Name and Address	% Ownership
GMO QUALITY SERIES FUND C/O GMO LLC 40 ROWES WHARF BOSTON, MA 02110	5.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Quality Fund as of June 2, 2020:

Name and Address	% Ownership
BOARD OF TRUSTEES OF MICHIGAN STATE UNIVERSITY OFFICE OF INVESTMENTS AND FINANCIAL MANAGEMENT 325 E. GRAND RIVER AVENUE, SUITE 200 EAST LANSING, MI 48823	28.0
TRUSTEES OF THE UNIVERSITY OF PENNSYLVANIA 3451 WALNUT ST. SUITE 737 PHILADELPHIA, PA 19104	15.2
NORTH SHORE UNIVERSITY HEALTH SYSTEM 1301 CENTRAL STREET EVANSTON, IL 60201	14.3
ARCONIC CORP. PENSION PLANS MASTER TRUST 201 ISABELLA STREET PITTSBURGH, PA 15212	10.9
DANIELS FUND 101 MONROE ST DENVER, CO 80206	8.2
DIRECTORS GUILD OF AMERICA-PRODUCER PENSION PLAN BASIC BENEFIT PLAN 5055 WILSHIRE BLVD, SUITE 600 LOS ANGELES, CA 90036	7.4
DIRECTORS GUILD OF AMERICA-PRODUCER PENSION PLAN SUPPLEMENTAL BENEFIT PLAN 5055 WILSHIRE BLVD, SUITE 600 LOS ANGELES, CA 90036	6.3
HOWMET AEROSPACE RETIREMENT PLANS MASTER TRUST 201 ISABELLA STREET PITTSBURGH, PA 15212	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Quality Fund as of June 2, 2020:

Name and Address	% Ownership
CHASE NOMINEES LIMITED PO BOX 18171 LONDON WALL, LONDON EC2Y 5AJ UNITED KINGDOM	19.7
ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND 11100 SANTA MONICA BLVD., SUITE 600 LOS ANGELES, CA 90025	13.8
MARS PENSION TRUSTEES LIMITED 3D DUNDEE ROAD SLOUGH, BERKSHIRE SL14LG UNITED KINGDOM	10.3
FUNDACAO CALOUSTE GULBENKIAN SERVICO DE FINANCAS E INVESTIMENTOS AVENIDA DE BERNA, 45A 1067-001 LISBOA- PORTUGAL	8.8
GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	8.6
MASTER FOODS INVESTMENTS LLC ATTN: TREASURY & BENEFITS CENTER ONE SUNSET WAY HENDERSON, NV 89014	7.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class R6 Shares of GMO Quality Fund as of June 2, 2020:

Name and Address	% Ownership
COMMERCE BANK FBO ANDREW & BARBARA TAYLOR TOD 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	29.8
COMMERCE BANK FBO JO ANN T KINDLE REV TRUST 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	17.0
COMMERCE BANK FBO JTK CAPITAL LP 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	10.3
COMMERCE BANK FBO KELLY C TAYLOR IRREVOCABLE TRUST 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	9.7
COMMERCE BANK FBO CAROLYN KINDLE REVOCABLE TRUST 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	8.4
COMMERCE BANK FBO CHRISTINE B TAYLOR REVOCABLE TRUST 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	8.4
COMMERCE BANK FBO PATRICIA A TAYLOR REVOCABLE TRUST 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	6.8
COMMERCE BANK FBO ALISON TAYLOR KINDLE REVOCABLE TRUST 922 WALNUT, TBTS-2 KANSAS CITY, MO 64106	5.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Resources Fund as of June 2, 2020:

Name and Address	% Ownership
GMO RESOURCES SERIES FUND C/O GMO LLC 40 ROWES WHARF BOSTON, MA 02110	77.0
MICHELSON MEDICAL RESEARCH FOUNDATION INC. 11755 WILSHIRE BLVD. STE. 1400 LOS ANGELES, CA 90025	5.7
PRINCETON AREA COMMUNITY FOUNDATION 15 PRINCESS ROAD LAWRENCEVILLE, NJ 08648	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Resources Fund as of June 2, 2020:

Name and Address	% Ownership
THE TRUSTEES OF PRINCETON UNIVERSITY PO BOX 35 PRINCETON, NJ 08544	92.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III GMO Risk Premium Fund as of June 2, 2020:

Name and Address	% Ownership
STATE STREET BANK & TRUST CO. CUSTODIAN FBO JAMES G. DAMON IRA 1245 PANORAMA DRIVE LAFAYETTE, CA 94549	24.5
STATE STREET BANK & TRUST CO CUST FBO ADAM MACHANIC SEP IRA 19 MOUNT ZION ROAD MELROSE, MA 02176	24.3
STATE STREET BANK & TRUST CO CUST FBO JAMIE DAMON SEP IRA 1245 PANORAMA DRIVE LAFAYETTE, CA 94549	13.6
STATE STREET BANK & TRUST CO CUST FBO JOHN EDWARD CHANCELLOR SEP IRA HOLWELL, CHIPSTABLE NR TAUNTON TA4 2PZ UNITED KINGDOM	13.5
STATE STREET BANK & TRUST CO CUST FBO KUNAL NATH - SEP IRA 700A BROOKSIDE DRIVE ANDOVER, MA 01810	7.0
STATE STREET BANK & TRUST CO CUST FBO MOLLY MANNING SEP IRA 19 WOODCHESTER ROAD WELLESLEY HILLS, MA 02481	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Risk Premium Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	85.8
GMO TAX MANAGED BENCHMARK FREE FUND C/O GMO LLC 40 ROWES WHARF BOSTON, MA 02110	9.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO SGM Major Markets Fund as of June 2, 2020:

Name and Address	% Ownership
PARK RANDOLPH & CO ATTN: TRUST OPERATIONS PO BOX 17400 URBANA, IL 61801	96.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO SGM Major Markets Fund as of June 2, 2020:

Name and Address	% Ownership
GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	65.9
GMO BENCHMARK-FREE FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	18.4
ASPIRIANT DEFENSIVE ALLOCATION FUND, A SERIES OF ASPIRIANT TRUST ATTN: ASPIRIANT FUNDS 11100 SANTA MONICA BLVD., SUITE 600 LOS ANGELES, CA 90025	8.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Special Opportunities Fund as of June 2, 2020:

Name and Address	% Ownership
GMO BENCHMARK FREE ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	66.9
GMO BENCHMARK-FREE FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	29.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Strategic Opportunities Allocation Fund as of June 2, 2020:

Name and Address	% Ownership
NORTHERN TRUST AS CUSTODIAN FBO CONSUMERS ENERGY PENSION PLANS ATTN: SA TRADE PO BOX 92956 CHICAGO, IL 60675	11.8
NORTHERN TRUST AS CUSTODIAN FBO JOHNS HOPKINS HEALTH SYSTEM CORPORATION MASTER TRUST ATTN: SA TRADE PO BOX 92956 CHICAGO, IL 60675	10.5
NORTHERN TRUST AS CUSTODIAN FBO JOHNS HOPKINS HEALTH SYSTEM CORPORATION OCIP ATTN: SA TRADE PO BOX 92956 CHICAGO, IL 60675	9.7
THE MEMORIAL FOUNDATION INC 100 BLUEGRASS COMMONS BOULEVARD, SUITE 320 HENDERSONVILLE, TN 37075	9.1
MAC & CO BERT BELL/PETE ROZELLE NFL PLAYER RETIREMENT PLAN MUTUAL FUND OPERATIONS 500 GRANT STREET PITTSBURGH, PA 15258	9.0
MCPHS UNIVERSITY 179 LONGWOOD AVE. BOSTON, MA 02115	8.3
UMASS MEMORIAL HEALTHCARE MASTER PENSION TRUST 306 BELMONT STREET, #120 WORCESTER, MA 01604	8.0
THYSSENKRUPP NORTH AMERICA, INC. MASTER TRUST 3331 W. BIG BEAVER, SUITE 300 TROY, MI 48084	5.5
J.P. MORGAN AS DIRECTED TRUSTEE FOR VOUGHT AIRCRAFT INDUSTRIES, INC MASTER DEFINED BENEFIT TRUST 1401 NOLAN RYAN EXPY, #300 MS 3W ARLINGTON, TX 76011	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Tax-Managed International Equities Fund as of June 2, 2020:

Name and Address	% Ownership
PARK RANDOLPH & CO ATTN: TRUST OPERATIONS PO BOX 17400 URBANA, IL 61801	62.5
SEQUOIA ENTERPRISES, LP 450 NEWPORT CENTER DRIVE, SUITE 450 NEWPORT BEACH, CA 92660	18.7
NORTHERN TRUST AS TRUSTEE FBO MARS POST RETIREMENT ATTN: SA TRADE PO BOX 92956 CHICAGO, IL 60675	5.9
SUSAN S BRIGGS AND MURRAY B DEY, AND MAUREEN COLE,TRUSTEES OF THE TRUST UNDER THE WILL FLORA L HEWLETT DTD 10/5/77 671 OAK GROVE AVENUE SUITE J MENLO PARK, CA 94025	5.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO U.S. Equity Fund as of June 2, 2020:

Name and Address	% Ownership
HOPKE PARTNERSHIP 7422 HAMPDEN LANE BETHESDA, MD 20814	23.7
TEACHERS' RETIREMENT SYSTEM OF THE CITY OF NEW YORK 55 WATER STREET, 16TH FLOOR NEW YORK, NY 10041	21.9
MUNICIPAL FIRE & POLICE RETIREMENT SYSTEM OF IOWA 7155 LAKE DRIVE, SUITE 201 WEST DES MOINES, IA 50266	16.5
WORLD WILDLIFE FUND INC 1250 24TH STREET NW WASHINGTON, DC 20037	13.1
SONOMA COUNTY EMPLOYEES RETIREMENT ASSOCIATION 433 AVIATION BOULEVARD, SUITE 100 SANTA ROSA, CA 95403	13.0
THE ROCKEFELLER UNIVERSITY TRUST ATTN: OFFICE OF INVESTMENTS 1230 YORK AVENUE NEW YORK, NY 10021	11.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO U.S. Equity Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	38.9
GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	31.0
STATE STREET BANK AND TRUST COMPANY AS TRUSTEE FOR THE NORTHROP GRUMMAN CORPORATION PENSION MASTER TRUST 2 AVENUE DE LAFAYETTE, LCC1E BOSTON, MA 02111	15.4
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	10.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO U.S. Small Cap Value Fund as of June 2, 2020:

Name and Address	% Ownership
GMO GLOBAL EQUITY ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	35.7
GMO GLOBAL ASSET ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	19.2
STATE STREET BANK AND TRUST COMPANY AS TRUSTEE FOR THE NORTHROP GRUMMAN CORPORATION PENSION MASTER TRUST 2 AVENUE DE LAFAYETTE, LCC1E BOSTON, MA 02111	14.1
GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	12.9
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	5.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Shares of GMO U.S. Treasury Fund as of June 2, 2020:

Name and Address	% Ownership
GMO EMERGING COUNTRY DEBT FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	18.6
STICHTING PENSIOENFONDS ATOS BURGEMEESTER RIJNDERSLAAN 30 AMSTELVEEN 1185 MC, NETHERLANDS	15.2
GMO MULTI-SECTOR FIXED INCOME FUND C/O GMO 40 ROWES WHARF BOSTON, MA 02110	10.1
GMO LLC C/O GMO 40 ROWES WHARF BOSTON, MA 02110	7.0
STATE STREET BANK AND TRUST ON BEHALF OF GMO IMPLEMENTATION FUND ATTN: STATE STREET SECURITIES FINANCE ONE LINCOLN STREET BOSTON, MA 02111	6.0

LEGAL PROCEEDINGS AND OTHER MATTERS

Indian regulators have alleged that in 2002, Emerging Markets Fund violated certain conditions under which it was granted permission to operate in India and have restricted Emerging Markets Fund’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of Emerging Markets Fund, a portion of the assets are not permitted to be withdrawn from the Fund’s local custodial account located in India. The amount of restricted assets is small relative to the size of the Fund, approximately 0.12% of the Fund’s net assets as of February 29, 2020. The effect of this claim on the value of the restricted assets, along with all matters relating to the Fund’s response to these allegations, is subject to the supervision and control of the Trust’s Board of Trustees. Emerging Markets Fund’s costs in respect of this matter are being borne by the Fund.

GMO International Equity Fund, GMO International Growth Equity Fund (which liquidated in 2014) and GMO Tax-Managed International Equities Fund have each filed appeals for judicial review against the Tribunal Económico-Administrativo Regional de Madrid (a department of the Spanish Ministry of Finance); certain of the claims for GMO International Equity Fund and GMO Tax-Managed International Equities Fund have been appealed to the Tribunal Supremo (the Supreme Court of Spain). GMO Foreign Fund (which liquidated in 2017), GMO International Equity Fund, GMO International Growth Equity Fund and GMO International Large/Mid Cap Equity Fund (which liquidated in 2018) have each filed appeals for judicial review against the Tribunal Económico-Administrativo Central (a department of the Spanish Ministry of Finance). These proceedings relate to these Funds’ continued pursuit of Spanish E.U. Taxes (previously defined in “Taxes—Non-U.S. Taxes”). All costs in respect of these matters are being borne by these Funds.

GMO Emerging Markets Fund has filed claims against the Director of the Fiscal Administration Chamber in Wroclaw (a department of the Polish Tax Administration). These proceedings relate to the Fund’s pursuit of interest entitlements in respect of Polish E.U. Refunds (previously defined in “Taxes—Non-U.S. Taxes”) received. Positive decisions in respect of certain claims were issued and the Fund has received payment. All costs in respect of these matters are being borne by the Fund.

GMO Foreign Fund, GMO International Equity Fund, GMO International Growth Equity Fund, GMO International Large/Mid Cap Equity Fund, GMO International Small Companies Fund (which liquidated in 2018) and GMO Tax-Managed International Equities Fund have each filed claims against the Swedish Tax Agency. These proceedings relate to theses Funds’ pursuit of Swedish E.U. Taxes. All costs in respect of these matters are being borne by these Funds.

On January 3, 2018, seven GMO Trust funds (GMO Alpha Only Fund (which liquidated in 2020), GMO Benchmark-Free Fund, GMO Implementation Fund, GMO International Large/Mid Cap Equity Fund, GMO International Equity Fund, GMO Tax-Managed International Equities Fund, and GMO Special Opportunities Fund), along with a number of other funds managed by GMO or an affiliate, filed claims against Valeant Pharmaceuticals International Inc. and its former Chief Executive Officer and Chief Financial Officer in the United States District Court for the District of New Jersey to pursue investment losses suffered due to false and misleading statements and omissions by Valeant and its executives in public filings with the SEC and other public statements. On December 16, 2019, Valeant Pharmaceuticals (now Bausch Health) announced that it had reached a settlement agreement in the putative class action case; the GMO Trust Board subsequently determined to proceed with the affected Funds’ opt out claims, and the Funds filed a notice of exclusion on May 4, 2020. Costs in respect of this matter are being borne by these Funds along with the other affected funds managed by GMO.

On May 2, 2019, GMO Implementation Fund was named, along with two other funds managed by GMO and 69 other parties, as a defendant in an action brought by the Financial Oversight and Management Board for Puerto Rico as representative of the Commonwealth of Puerto Rico and the Official Committee of Unsecured Creditors of the Commonwealth of Puerto Rico as trustee for the Commonwealth in the United States District Court for the District of Puerto Rico. The action is being brought as part of a Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) Title III proceeding and seeks a declaratory judgment that the Commonwealth’s general obligation bonds have no consensual or statutory liens against the Commonwealth’s good faith and credit, available resources, allocable revenues or property tax revenues. On May 7, 2019, the plaintiffs filed a motion to stay the proceedings, explaining that they had at this time “commenced fifteen adversary proceedings against more than 1200 defendants relating to certain Commonwealth general obligation bonds” only to preserve their rights prior to the expiration of the statute of limitations applicable to certain of their claims. The court subsequently stayed the proceedings several times to allow plaintiffs and certain interested defendants continue to negotiate a framework and schedule to determine how the case would proceed, and on February 10, 2020, the plaintiffs filed a motion seeking entry of a schedule for the consideration and confirmation of a proposed plan of adjustment that would resolve this case and all related debt claims. On March 10, the court ordered a stay of all proceedings pending a determination on the confirmation of the plan of adjustment. Costs in respect of this matter are being borne by GMO Implementation Fund along with the other affected funds managed by GMO.

See also “Taxes—Non-U.S. Taxes” for additional information regarding E.U. Taxes and E.U. Refunds.

“GMO,” the GMO logo, and “Benchmark-Free” are service marks of Grantham, Mayo, Van Otterloo & Co. LLC. All rights reserved.

GMO is not offering or placing interests in the Funds to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into a Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Funds, GMO, their respective affiliates, or any natural or legal person acting on their behalf have been registered with, have been approved by, or have made a notification to any EEA Member State, European Union, or other regulatory, governmental, or similar body with respect to the Funds, and no such body has approved, endorsed, reviewed, acquiesced, or taken any similar action with respect to any offering, marketing, or other promotional materials relating to the Funds.

FINANCIAL STATEMENTS

The Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 29, 2020 for each Fund, other than Cyclical Focus Fund, Emerging Country Debt Shares Fund, and Strategic Short-Term Fund, and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this SAI by reference. The Funds’ Annual Reports for the fiscal year ended February 29, 2020 were filed electronically with the SEC on Form N-CSR on April 30, 2020 (Accession No. 0001193125-20-128244). Cyclical Focus Fund, Emerging Country Debt Shares Fund, and Strategic Short-Term Fund had not commenced operations by February 29, 2020 and, therefore, information about those Funds are not included in the Annual Report for the fiscal year ended February 29, 2020.

Appendix A

GMO TRUST

SPECIMEN PRICE MAKE-UP SHEETS

Following are computations for each Fund of the total offering price per share of each class of shares of beneficial interest of the Fund that are offered through the Prospectus and that had shares of beneficial interest outstanding as of February 29, 2020, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 29, 2020.

Alternative Allocation Fund – Class I
Net Assets at Value (Equivalent to $19.44 per share based on 1,761,056 shares of beneficial interest outstanding)	$34,228,824
Offering Price	$19.44
Alternative Allocation Fund – Class VI
Net Assets at Value (Equivalent to $19.45 per share based on 10,323,104 shares of beneficial interest outstanding)	$200,812,336
Offering Price	$19.45
Asset Allocation Bond Fund – Class III
Net Assets at Value (Equivalent to $22.66 per share based on 1,814,915 shares of beneficial interest outstanding)	$41,124,146
Offering Price	$22.66
Asset Allocation Bond Fund – Class VI
Net Assets at Value (Equivalent to $22.72 per share based on 8,469,448 shares of beneficial interest outstanding)	$192,409,693
Offering Price	$22.72
Benchmark-Free Allocation Fund - Class I
Net Assets at Value (Equivalent to $25.52 per share based on 3,857,988 shares of beneficial interest outstanding)	$98,452,962
Offering Price	$25.52
Benchmark-Free Allocation Fund – Class III
Net Assets at Value (Equivalent to $25.53 per share based on 148,253,303 shares of beneficial interest outstanding)	$3,785,568,012
Offering Price	$25.53
Benchmark-Free Allocation Fund – Class IV
Net Assets at Value (Equivalent to $25.53 per share based on 81,684,502 shares of beneficial interest outstanding)	$2,085,323,723
Offering Price	$25.53
Benchmark-Free Allocation Fund – Class MF
Net Assets at Value (Equivalent to $25.55 per share based on 110,648,283 shares of beneficial interest outstanding)	$2,827,442,422
Offering Price	$25.55
Benchmark-Free Fund – Class III
Net Assets at Value (Equivalent to $18.88 per share based on 136,844,984 shares of beneficial interest outstanding)	$2,583,929,654
Offering Price	$18.88
Climate Change Fund - Class I
Net Assets at Value (Equivalent to $22.36 per share based on 43,031 shares of beneficial interest outstanding)	$962,118
Offering Price	$22.36
Climate Change Fund – Class III
Net Assets at Value (Equivalent to $22.36 per share based on 5,413,505 shares of beneficial interest outstanding)	$121,062,271
Offering Price	$22.36
Climate Change Fund - Class R6
Net Assets at Value (Equivalent to $22.36 per share based on 50,513 shares of beneficial interest outstanding)	$1,129,392
Offering Price	$22.36
Emerging Country Debt Fund – Class III
Net Assets at Value (Equivalent to $27.38 per share based on 41,410,812 shares of beneficial interest outstanding)	$1,133,944,969
Offering Price (27.38*100/99.25)*	$27.59
Emerging Country Debt Fund – Class IV
Net Assets at Value (Equivalent to $27.34 per share based on 117,752,949 shares of beneficial interest outstanding)	$3,219,097,529
Offering Price (27.34*100/99.25)*	$27.55

A-1

Emerging Domestic Opportunities Fund – Class II
Net Assets at Value (Equivalent to $21.14 per share based on 13,834,093 shares of beneficial interest outstanding)	$292,418,414
Offering Price	$21.14
Emerging Domestic Opportunities Fund – Class III
Net Assets at Value (Equivalent to $21.13 per share based on 4,877,796 shares of beneficial interest outstanding)	$103,062,890
Offering Price	$21.13
Emerging Domestic Opportunities Fund – Class V
Net Assets at Value (Equivalent to $21.12 per share based on 26,764,520 shares of beneficial interest outstanding)	$565,384,230
Offering Price	$21.12
Emerging Markets Fund - Class I
Net Assets at Value (Equivalent to $30.75 per share based on 525,480 shares of beneficial interest outstanding)	$16,157,605
Offering Price	$30.75
Emerging Markets Fund – Class II
Net Assets at Value (Equivalent to $30.75 per share based on 12,937,923 shares of beneficial interest outstanding)	$397,797,611
Offering Price	$30.75
Emerging Markets Fund – Class III
Net Assets at Value (Equivalent to $30.84 per share based on 10,821,473 shares of beneficial interest outstanding)	$333,779,029
Offering Price	$30.84
Emerging Markets Fund - Class V
Net Assets at Value (Equivalent to $30.52 per share based on 6,704,011 shares of beneficial interest outstanding)	$204,614,768
Offering Price	$30.52
Emerging Markets Fund – Class VI
Net Assets at Value (Equivalent to $30.52 per share based on 71,517,920 shares of beneficial interest outstanding)	$2,182,893,056
Offering Price	$30.52
Global Asset Allocation Fund – Class III
Net Assets at Value (Equivalent to $31.50 per share based on 48,876,858 shares of beneficial interest outstanding)	$1,539,521,588
Offering Price	$31.50
Global Asset Allocation Fund - Class R6
Net Assets at Value (Equivalent to $31.50 per share based on 567,906 shares of beneficial interest outstanding)	$17,888,470
Offering Price	$31.50
Global Developed Equity Allocation Fund – Class III
Net Assets at Value (Equivalent to $20.87 per share based on 3,516,472 shares of beneficial interest outstanding)	$73,382,890
Offering Price	$20.87
Global Equity Allocation Fund – Class III
Net Assets at Value (Equivalent to $24.37 per share based on 59,749,452 shares of beneficial interest outstanding)	$1,456,063,750
Offering Price	$24.37
High Yield Fund – Class VI
Net Assets at Value (Equivalent to $19.94 per share based on 8,097,342 shares of beneficial interest outstanding)	$161,449,480
Offering Price	$19.94
Implementation Fund
Net Assets at Value (Equivalent to $12.74 per share based on 558,416,509 shares of beneficial interest outstanding)	$7,114,306,121
Offering Price	$12.74
International Developed Equity Allocation Fund – Class III
Net Assets at Value (Equivalent to $14.52 per share based on 20,487,388 shares of beneficial interest outstanding)	$297,463,345
Offering Price	$14.52
International Equity Allocation Fund – Class III
Net Assets at Value (Equivalent to $27.45 per share based on 23,558,902 shares of beneficial interest outstanding)	$646,621,926
Offering Price	$27.45
International Equity Allocation Fund - Class R6
Net Assets at Value (Equivalent to $27.44 per share based on 7,661,149 shares of beneficial interest outstanding)	$210,223,281
Offering Price	$27.44

A-2

International Equity Fund – Class II
Net Assets at Value (Equivalent to $19.83 per share based on 544,646 shares of beneficial interest outstanding)	$10,801,690
Offering Price	$19.83
International Equity Fund – Class III
Net Assets at Value (Equivalent to $20.09 per share based on 22,509,112 shares of beneficial interest outstanding)	$452,164,772
Offering Price	$20.09
International Equity Fund – Class IV
Net Assets at Value (Equivalent to $20.05 per share based on 128,889,114 shares of beneficial interest outstanding)	$2,584,647,611
Offering Price	$20.05
Multi-Sector Fixed Income Fund – Class III
Net Assets at Value (Equivalent to $22.19 per share based on 3,633,592 shares of beneficial interest outstanding)	$80,638,665
Offering Price	$22.19
Multi-Sector Fixed Income Fund – Class IV
Net Assets at Value (Equivalent to $22.26 per share based on 20,199,281 shares of beneficial interest outstanding)	$449,655,291
Offering Price	$22.26
Opportunistic Income Fund - Class I
Net Assets at Value (Equivalent to $26.12 per share based on 868,409 shares of beneficial interest outstanding)	$22,684,013
Offering Price	$26.12
Opportunistic Income Fund – Class VI
Net Assets at Value (Equivalent to $26.15 per share based on 31,585,522 shares of beneficial interest outstanding)	$825,875,879
Offering Price	$26.15
Quality Fund - Class I
Net Assets at Value (Equivalent to $22.75 per share based on 3,521,394 shares of beneficial interest outstanding)	$80,110,437
Offering Price	$22.75
Quality Fund – Class III
Net Assets at Value (Equivalent to $22.77 per share based on 140,322,327 shares of beneficial interest outstanding)	$3,195,240,130
Offering Price	$22.77
Quality Fund – Class IV
Net Assets at Value (Equivalent to $22.82 per share based on 37,379,147 shares of beneficial interest outstanding)	$852,866,250
Offering Price	$22.82
Quality Fund – Class VI
Net Assets at Value (Equivalent to $22.77 per share based on 91,211,777 shares of beneficial interest outstanding)	$2,077,276,686
Offering Price	$22.77
Quality Fund - Class R6
Net Assets at Value (Equivalent to $22.76 per share based on 3,399,746 shares of beneficial interest outstanding)	$77,375,185
Offering Price	$22.76
Resources Fund – Class III
Net Assets at Value (Equivalent to $18.11 per share based on 11,115,058 shares of beneficial interest outstanding)	$201,320,320
Offering Price (18.11*100/99.70)*	$18.16
Resources Fund – Class IV
Net Assets at Value (Equivalent to $18.06 per share based on 17,250,357 shares of beneficial interest outstanding)	$311,515,234
Offering Price (18.06*100/99.70)*	$18.11
Risk Premium Fund – Class III
Net Assets at Value (Equivalent to $25.89 per share based on 95,685 shares of beneficial interest outstanding)	$2,477,469
Offering Price	$25.89
Risk Premium Fund – Class VI
Net Assets at Value (Equivalent to $25.67 per share based on 1,324,241 shares of beneficial interest outstanding)	$33,992,368
Offering Price	$25.67
SGM Major Markets Fund – Class III
Net Assets at Value (Equivalent to $31.13 per share based on 595,064 shares of beneficial interest outstanding)	$18,527,302
Offering Price	$31.13
SGM Major Markets Fund – Class VI
Net Assets at Value (Equivalent to $31.07 per share based 26,776,389 shares of beneficial interest outstanding)	$831,869,570
Offering Price	$31.07
Special Opportunities Fund – Class VI
Net Assets at Value (Equivalent to $16.40 per share based on 17,439,021 shares of beneficial interest outstanding)	$286,052,676
Offering Price (16.40*100/99.50)*	$16.48

A-3

Strategic Opportunities Allocation Fund – Class III
Net Assets at Value (Equivalent to $18.98 per share based on 40,742,943 shares of beneficial interest outstanding)	$773,437,677
Offering Price	$18.98
Tax-Managed International Equities Fund – Class III
Net Assets at Value (Equivalent to $13.57 per share based on 2,669,460 shares of beneficial interest outstanding)	$36,227,591
Offering Price	$13.57
U.S. Equity Fund – Class III
Net Assets at Value (Equivalent to $11.89 per share based on 7,044,658 shares of beneficial interest outstanding)	$83,738,247
Offering Price	$11.89
U.S. Equity Fund – Class VI
Net Assets at Value (Equivalent to $11.78 per share based on 31,039,824 shares of beneficial interest outstanding)	$365,692,575
Offering Price	$11.78
U.S. Small Cap Value Fund – Class VI
Net Assets at Value (Equivalent to $18.06 per share based on 23,006,049 shares of beneficial interest outstanding)	$415,508,308
Offering Price	$18.06
U.S. Treasury Fund
Net Assets at Value (Equivalent to $5.02 per share based on 44,347,780 shares of beneficial interest outstanding)	$222,761,627
Offering Price	$5.02

 Footnotes to Specimen Price Make-Up Sheets

*            Represents maximum offering price charged on certain cash purchases. See “How to Purchase Shares” and “Purchase Premiums and Redemption Fees” in the Fund’s Prospectus.

A-4

Appendix B

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

S&P Global Ratings. S&P Global Ratings’ short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings. The following are excerpts from S&P Global Ratings’ short-term issue credit ratings definitions:

A-1 — A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D — A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Moody’s. Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following are excerpts from Moody’s short-term ratings definitions:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

B-1

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Corporate Debt Ratings

S&P Global Ratings. An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings' view of the obligor's capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The following are excerpts from S&P Global Ratings’ long-term issue credit ratings definitions:

AAA — An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

NR —  NR -- This indicates that a rating has not been assigned or is no longer assigned.

B-2

Moody’s. Moody’s long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid security indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

B-3

Appendix C

GMO TRUST

PROXY VOTING POLICY

Adopted September 16, 2003, Revised July 13, 2016

I.	Statement of Policy

GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).

The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.

II.	Standard

The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.

III.	Review of Proxy Voting Procedures

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV.	Securities Lending

When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. The Adviser may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

V.	Certain Non-U.S. Markets

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.

VI.	Disclosure

The following disclosure shall be provided:

A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available without charge on GMO’s website at www.gmo.com and on the SEC’s website at www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the SEC’s website at www.sec.gov no later than August 31 of each year.

Proxy Voting Policies and Procedures Adoption: June 15, 2007 Last Revision: January 1, 2020	GMO LLC and related entities[1] (collectively, “GMO”)

I. Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II. Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services Group, Inc. (“ISS”) as its proxy voting agent to:

▪	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

▪	ensure that proxies are voted and submitted in a timely manner;

▪	handle other administrative functions of proxy voting;

▪	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

▪	maintain records of votes cast; and

▪	provide recommendations with respect to proxy voting matters in general.

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable ISS Sustainability Proxy Voting Guidelines, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current ISS Sustainability Proxy Voting Guidelines are available through ISS’ “Policy Gateway” at http://www.issgovernance.com. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit A and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit A. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit A to these Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits to the client of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

III. Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

▪	Implementing and updating the applicable ISS Sustainability Proxy Voting Guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit A hereto;

▪	Overseeing the proxy voting process; and

▪	Providing periodic reports to GMO’s Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II.

IV. Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

▪	GMO has a business relationship or potential relationship with the issuer;

▪	GMO has a business relationship with the proponent of the proxy proposal; or

▪	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit A (if applicable) or the specific recommendation of ISS; (ii) seek instructions from the client or request that the client votes such proxy, or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.

V. Special Procedures for Voting Shares of GMO Trust

GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, (b) seek instructions from its clients and vote on accordance with those instructions, or (c) take such other action as GMO deems appropriate in consultation with the Trust’s Chief Compliance Officer.

VI. Special Procedures for Voting Shares of GMO Series Trust

GMO also serves as investment adviser for the GMO Series Trust family of registered mutual funds. Each series of GMO Series Trust is a “Feeder Fund” investing substantially of its assets in shares of a corresponding series of GMO Trust (each a “Master Fund”) in reliance on Section 12(d)(1)(E) of the Investment Company Act of 1940 (the “1940 Act”). In accordance with Section 12(d)(1)(E) of the 1940 Act, GMO will either (i) seek instructions from a Feeder Fund’s holders with regard to the voting of all proxies with respect to the Feeder Fund’s shares in the corresponding Master Fund and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the corresponding Master Fund held by a Feeder Fund in the same proportion as the vote of all other holders of the Master Fund.

VII. Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

▪	a copy of these policies and procedures which shall be made available to clients, upon request;

▪	a record of each vote cast (which ISS maintains on GMO’s behalf); and

▪	each written client request for proxy records and GMO’s written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VIII. Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A2

Custom Modifications

Shareholder Action by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent, and vote FOR proposals to allow or make easier shareholder action by written consent; unless GMO believes that restricting/prohibiting the ability of shareholders to act by written consent would be beneficial to all shareholders. The following non-exclusive examples are situations where GMO may vote FOR proposals to restrict/prohibit the ability of shareholders to act by written consent:

•	The company has provisions in its bylaws giving shareholders the right to call a special meeting; or
•	The company allows shareholders the right to call a special meeting and the current ownership threshold to call for a special meeting is not above local market standards; or
•	The ability to act by written consent is not deemed necessary for the protection of shareholders’ interests.

Cumulative Voting

•	Vote FOR proposals to eliminate cumulative voting, and vote AGAINST proposals to restore or provide for cumulative voting. For companies domiciled outside of the United States and in instances where cumulative voting is in place, vote FOR proposals that address the rules governing cumulative voting to the benefit of shareholders, such as the formulation of implementation rules for cumulative voting systems.

Incumbent Director Elections

Generally vote WITH management’s recommendations regarding incumbent director nominees, except where GMO believes that a nominee has failed to meet listing or local market standards for service on the company’s board or has voted to approve actions that in GMO’s judgment are materially detrimental to the company or its shareholders. The following non-exclusive examples may form the basis for GMO’s determination to vote AGAINST management’s recommendations regarding incumbent director nominees:

•	Nominee does not satisfy relevant listing or local market practice standards for independence and serves on a committee required to be fully independent by local market standards;
•	Nominee has not attended a sufficient percentage (generally 75%) of board meetings and committees on which the nominee served during the prior year without providing an appropriate explanation;
•	Nominee serves on an uncommonly high (relative to the company’s peers) number of other public company boards;
•	Nominee or his/her committee has not been responsive to a shareholder proposal supported by GMO (including proposals regarding ESG issues) that received approval of at least a majority of the company’s outstanding shares;
•	Nominee has voted to adopt or amend company bylaws in a way that materially and adversely affects GMO’s shareholder rights without putting such bylaw amendment to a shareholder vote; and
•	Nominees who have been remiss in the performance of their duties.

2 As amended October 1, 2018

Appendix D

GMO TRUST

Portfolio Holdings Disclosure Policy

Amended and Restated effective June 19, 2019

I.	Introduction

The policy of each fund (“Fund”) of GMO Trust (the “Trust”) is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Funds’ portfolio holdings are available quarterly on the SEC’s website when the Funds file a Form N-CSR or Form N-PORT or such other forms as required by the Investment Company Act of 1940.

Information regarding the composition of a Fund’s portfolio is the property of that Fund. Neither Grantham, Mayo, Van Otterloo & Co. LLC, the Trust’s investment adviser (“GMO”), nor any Fund will receive any compensation or other consideration in connection with the disclosure of a Fund’s portfolio holdings.

II.	Disclosure of Porfolio Holdings[1]

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”).

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds and the Fund may modify the disclosure policy, without notice to shareholders. Additionally, the Funds and GMO may cease to provide Portfolio Holdings Information to a recipient if, in GMO’s view, the recipient has or is likely to violate the terms of an applicable confidentiality agreement.

III.	Procedures

(a)	Information Available without a Confidentiality Agreement

Up to the largest fifteen portfolio holdings of a Fund (on a look through basis in the case of the Asset Allocation Funds2)) may be posted monthly on GMO’s website (www.gmo.com). In addition, attribution information regarding the positions of some Funds may be posted monthly on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). For Asset Allocation Funds, position attribution information may be provided on a look through basis. Attribution information is only available to Permitted Recipients who are registered users of GMO’s website.

GMO also may make Portfolio Holdings Information available to Permitted Recipients by e-mail, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, (i) on any day following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Trust’s registration statement describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or (ii) on the same day or any day after the day such Portfolio Holdings Information is made available through a publicly available, routine filing with the SEC.

(b)	Information Available with a Confidentiality Agreement

 1 Registered investment companies that are sub-advised by GMO, GMO-sponsored private funds and separate account clients of GMO are not subject to these portfolio holdings disclosure policies.

2 “Asset Allocation Funds” are defined in the Fund’s Prospectus. As of the date of this policy, Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, Benchmark-Free Fund, and Strategic Opportunities Allocation Fund, (collectively, the “Asset Allocation Funds”), invest primarily in other GMO Funds (“underlying Funds”).

D-1

Additional information regarding the portfolio holdings of a Fund (including holdings of underlying Funds in which the Fund invests) as of each month’s end may be made available through GMO’s website or otherwise to Permitted Recipients who have signed a confidentiality and non-use agreement with GMO. This information is typically available approximately 5 days after month end.3

Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis (including as soon as the business day following the date to which the information relates) to Permitted Recipients through a secured link on GMO’s website.

To access this information on GMO’s website (www.gmo.com), Permitted Recipients must be enabled for access by GMO. Notification from GMO to Permitted Recipients is not required regarding the availability or type of information posted on GMO’s website.

In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund; and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.

In some cases, GMO may disclose to a third-party Portfolio Holdings Information that has not been made available to Permitted Recipients or included in a publicly available, routine filing with the SEC. That disclosure may only be made if GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. That determination may be made by either GMO’s General Counsel (or persons designated by GMO’s General Counsel) or GMO Trust’s Chief Compliance Officer (“Trust’s CCO”), in consultation with the relevant portfolio manager. The third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO requiring that the Portfolio Holdings Information be used solely for the purposes determined by GMO, and the third party must be informed that it is, under a duty not to trade on such information or disclose it to others. Any exception must be approved in advance as described in Section III(E).

(c)	Service Providers to the Trust

The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, legal counsel, tax agents, the Funds’ pricing service vendors, brokers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies.

(d)	Disclosures Required by Law

No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.

(e)	Exceptions

GMO’s General Counsel or the Trust’s CCO may authorize exceptions to these procedures. If the General Counsel then he/she will notify the Trust’s CCO or his/her designee of any exceptions who will track the granting of any such exceptions.

IV.	Conflicts

If GMO’s General Counsel or persons designated by General Counsel identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interest of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, such individual is required to inform the Trust’s CCO of the potential conflict, and the Trust’s CCO has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s CCO also is required to report his decision to the Board of Trustees.

V.	Reporting

GMO periodically reports the following information to the Board of Trustees:

•	Determinations made by GMO’s General Counsel, persons designated by GMO’s General Counsel or the Trust’s CCO, as the case may be, relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties pursuant to Sections III. (b);
•	Exceptions disclosure policy authorized by GMO’s General Counsel or GMO’s CCO pursuant to Section III. (e); and
•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

 3 Once posted, a Fund’s portfolio holdings typically will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-PORT (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

D-2

APPENDIX B

PRO FORMA FINANCIAL INFORMATION OF THE ACQUIRING FUNDS

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Selling Funds and Acquiring Funds as of February 29, 2020.

Pro forma information is not being provided for the Acquiring Funds listed in the table below because the net asset value of each Selling Fund does not exceed ten percent of the net asset value of the corresponding Acquiring Fund as of July 22, 2020.

Selling Fund	Acquiring Fund
Benchmark-Free Allocation Series Fund	Benchmark-Free Allocation Fund
Emerging Domestic Opportunities Series Fund	Emerging Domestic Opportunities Fund
Emerging Markets Series Fund	Emerging Markets Fund
International Developed Equity Allocation Series Fund	International Developed Equity Allocation Fund
International Equity Allocation Series Fund	International Equity Allocation Fund
Quality Series Fund	Quality Fund

Narrative Description of the Pro Forma Effects of the Reorganizations

Note 1. Reorganization

For each Acquiring Fund listed in the table below, the unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Selling Fund into the Acquiring Fund pursuant to the Agreement as if the Reorganizations had occurred as of the beginning of the 12-month period ended February 29, 2020.

Selling Fund	Acquiring Fund
GMO Climate Change Series Fund	GMO Climate Change Fund
GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
GMO Resources Series Fund	GMO Resources Fund

Note 2. Basis of Pro Forma

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not, and the Selling Funds generally will not, recognize gain or loss as a direct result of a Reorganization. The Reorganization provides for the transfer of all of the assets of each Selling Fund to its corresponding Acquiring Fund in exchange for the issuance of Acquiring Fund shares and the assumption of certain of the Selling Fund’s liabilities by the Acquiring Fund. Following the transfer, the Acquiring Fund shares will be distributed to shareholders of the Selling Funds and the Selling Funds will be terminated. As a result of the Reorganization, each Class PS shareholder of each Selling Fund will receive full and fractional Class I shares of the corresponding Acquiring Fund, and each Class R6 shareholder of each Selling Fund will receive full and fractional Class R6 shares of the corresponding Acquiring Fund.

Under accounting principles generally accepted in the U.S. (“U.S. GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund. The table below shows the number of shares of each class of each Acquiring Fund that shareholders of the corresponding Selling Fund would have received had the Reorganization occurred on February 29, 2020. In some instances, Class I and Class R6 of the Acquiring Funds will commence operations upon the closing of the reorganization.

Selling Fund Share Class	Acquiring Fund Shares Issued	Acquiring Fund Share Class
GMO Climate Change Series Fund	GMO Climate Change Fund
Class PS	535,949	Class I

GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
Class PS	569,570	Class I
Class R6	4,659,330	Class R6

GMO Resources Series Fund	GMO Resources Fund
Class PS	8,121,750	Class I
Class R6	15,766	Class R6

B-1

The table below sets forth the net assets of each Selling Fund and Acquiring Fund and the pro forma net assets of the combined funds as of February 29, 2020.

Selling Fund Net Assets	Acquiring Fund Net Assets	Acquiring Fund Pro Forma Net Assets
GMO Climate Change Series Fund	GMO Climate Change Fund
$11,985,820	$123,153,781	$123,123,291

GMO Global Asset Allocation Series Fund	GMO Global Asset Allocation Fund
$164,702,757	$1,557,410,058	$1,559,101,203

GMO Resources Series Fund	GMO Resources Fund
$147,369,513	$512,835,554	$513,928,588

Note 3. Pro Forma Expense Adjustments

The unaudited pro forma information provided herein should be read in conjunction with the Annual Report for each Fund, each of which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the twelve months ended February 29, 2020 is intended to present supplemental data as if each Reorganization had been consummated on March 1, 2019.  The preparation of the financial information in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

GMO Climate Change Fund (Acquiring Fund)

Fee and Expense Increase (Decrease)1

Acquiring Fund After Reorganization
Expenses:	Dollar Amount	Percentage[2]
Management fee	$352	0.0003%
Shareholder service fee – Class III	$(88)	(0.0001)%
Shareholder service fee – Class I	$88	0.0001%
Custodian, fund accounting agent and transfer agent fees	$94	0.0001%
Registration fees	$18,524	0.0157%
Fees and expenses reimbursed and/or waived by GMO	$(18,559)	(0.0157)%
Total Pro Forma Net Expense Adjustment	$411	0.0003%

1Reflects the increase (decrease) to Acquiring Fund operating expenses as if the Reorganization had occurred on the first day of the twelve-month period ended February 29, 2020.

2Percentages are the increase (decrease) in expenses divided by the Acquiring Fund average daily net assets of the beginning of the 12-month period ended February 29, 2020. Amounts in the table may not sum to the totals due to rounding.

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GMO Global Asset Allocation Fund (Acquiring Fund)

Fee and Expense Increase (Decrease)1

Acquiring Fund After Reorganization
Expenses:	Dollar Amount	Percentage[2]
Custodian, fund accounting agent and transfer agent fees	$1,498	0.0001%
Registration fees	$25,885	0.0015%
Fees and expenses reimbursed and/or waived by GMO	$(25,885)	(0.0015)%
Total Pro Forma Net Expense Adjustment	$1,498	0.0001%

1Reflects the increase (decrease) to Acquiring Fund operating expenses as if the Reorganization had occurred on the first day of the twelve-month period ended February 29, 2020.

2Percentages are the increase (decrease) in expenses divided by the Acquiring Fund average daily net assets of the beginning of the 12-month period ended February 29, 2020.

GMO Resources Fund (Acquiring Fund)

Fee and Expense Increase (Decrease)1

Acquiring Fund After Reorganization
Expenses:	Dollar Amount	Percentage[2]
Management fee	$5,998	0.0011%
Shareholder service fee – Class III	$(1,799)	(0.0003)%
Shareholder service fee – Class R6	$4	0.0000%
Shareholder service fee – Class I	$1,795	0.0003%
Custodian, fund accounting agent and transfer agent fees	$1,761	0.0003%
Registration fees	$30,717	0.0058%
Fees and expenses reimbursed and/or waived by GMO	$0	0.0000%
Total Pro Forma Net Expense Adjustment	$38,476	0.0072%

1Reflects the increase (decrease) to Acquiring Fund operating expenses as if the Reorganization had occurred on the first day of the twelve-month period ended February 29, 2020.

2Percentages are the increase (decrease) in expenses divided by the Acquiring Fund average daily net assets of the beginning of the 12-month period ended February 29, 2020.

Note 4. Portfolio Composition

Each Selling Fund invests substantially all of its assets in the corresponding Acquiring Fund and therefore is invested in substantially the same portfolio of securities as the corresponding Acquiring Fund. The pro forma Schedules of Investments of each combined fund (i.e., the Acquiring Fund assuming the Reorganization had occurred on the first day of the twelve-month period ended February 29, 2020) would be substantially similar to the Schedule of Investments of the relevant Acquiring Fund at February 29, 2020.

Note 5. Reorganization Costs

All expenses incurred in connection with or arising out of the transactions contemplated by the Agreement and Plan of Reorganization will be borne by GMO, whether incurred before or after the date of the Reorganization. The expenses of the Reorganization are estimated to be approximately $600,000. The expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization.

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Note 6. Accounting Survivor

Each Acquiring Fund will be the accounting survivor of its Reorganization with the corresponding Selling Fund.

B-4